UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Buyback AchieversTM Portfolio (PKW)

PowerShares Dividend AchieversTM Portfolio (PFM)

PowerShares Financial Preferred Portfolio (PGF)

PowerShares High Yield Equity Dividend
AchieversTM Portfolio (PEY)

PowerShares International Dividend
AchieversTM Portfolio (PID)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)	6

PowerShares Dividend AchieversTM Portfolio (PFM)	9

PowerShares Financial Preferred Portfolio (PGF)	12

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	14

PowerShares International Dividend AchieversTM Portfolio (PID)	16

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	25

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	1,225	511	37	8	1	2	1
PFM	PowerShares Dividend AchieversTM Portfolio	09/15/05	1,544	775	66	15	3	—	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	1,238	488	199	88	29	24	68
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/09/04	1,737	679	57	8	6	—	1
PID	PowerShares International Dividend AchieversTM Portfolio	09/15/05	1,544	797	65	17	4	2	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	651	11	3	—	—	—
PFM	668	11	2	1	—	—
PGF	295	26	13	3	2	3
PEY	877	92	14	1	1	1
PID	533	75	38	7	4	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio (PKW) Actual	$1,000.00	$956.77	0.70%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Dividend AchieversTM Portfolio (PFM) Actual	$1,000.00	$963.43	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares Financial Preferred Portfolio (PGF) Actual	$1,000.00	$961.51	0.66%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY) Actual	$1,000.00	$1,000.48	0.60%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio (PID) Actual	$1,000.00	$916.48	0.57%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	0.57%	$2.90

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

5

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio (PKW)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Health Care	28.6
Consumer Discretionary	23.7
Information Technology	21.2
Consumer Staples	11.6
Financials	7.9
Industrials	6.1
Materials	0.9
Utilities	0.0
Telecommunication Services	0.0
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.7%
3,733	Advance Auto Parts, Inc.	$242,906
3,977	Aeropostale, Inc.*	54,326
9,893	American Eagle Outfitters, Inc.	129,895
474	America's Car-Mart, Inc.*	15,822
7,254	AutoNation, Inc.*	282,471
2,185	AutoZone, Inc.*	707,044
3,461	Big Lots, Inc.*	130,445
412	Blyth, Inc.	23,002
4,243	Brinker International, Inc.	97,165
3,880	Career Education Corp.*	62,584
942	CEC Entertainment, Inc.	29,786
1,254	Children's Place Retail Stores, Inc. (The)*	58,875
14,403	Coach, Inc.	937,203
2,603	Dillard's, Inc., Class A	134,133
38,450	DIRECTV, Class A*	1,747,937
6,511	Dollar Tree, Inc.*	520,620
6,385	Family Dollar Stores, Inc.	374,353
7,137	GameStop Corp., Class A*	182,493
26,089	Gap, Inc. (The)	493,082
15,312	H&R Block, Inc.	234,121
1,332	ITT Educational Services, Inc.*	82,531
2,331	Jack in the Box, Inc.*	47,972
7,723	Liberty Global, Inc., Class A*	310,310
1,118	Lincoln Educational Services Corp.	10,453
67,638	Lowe's Cos., Inc.	1,421,751
1,505	Nutrisystem, Inc.	18,602
287	NVR, Inc.*	184,469
1,320	Papa John's International, Inc.*	44,563
5,926	RadioShack Corp.	70,579
35,262	Target Corp.	1,930,595

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,468	Tempur-Pedic International, Inc.*	$236,032
53,882	Time Warner, Inc.	1,885,331
19,908	TJX Cos., Inc. (The)	1,173,178
409	Washington Post Co. (The), Class B	139,125
18,883	Wendy's Co. (The)	95,548
		14,109,302
	Consumer Staples—11.6%
660	Boston Beer Co., Inc., Class A*	58,397
1,938	Casey's General Stores, Inc.	96,028
1,840	Central Garden & Pet Co., Class A*	16,174
12,531	Dr Pepper Snapple Group, Inc.	469,286
7,511	Lorillard, Inc.	831,167
17,131	Safeway, Inc.	331,827
30,829	Sara Lee Corp.	548,756
48,093	Walgreen Co.	1,596,688
52,734	Wal-Mart Stores, Inc.	2,991,072
		6,939,395
	Financials—7.9%
5,109	American Financial Group, Inc.	183,055
6,960	Arch Capital Group Ltd.*	250,351
3,413	Ashford Hospitality Trust, Inc. REIT	30,376
3,563	Aspen Insurance Holdings Ltd. (Bermuda)	94,384
4,947	Assurant, Inc.	190,657
14,929	Chubb Corp. (The)	1,000,989
1,944	Employers Holdings, Inc.	31,532
2,027	Endurance Specialty Holdings Ltd. (Bermuda)	75,404
2,707	Everest Re Group Ltd.	243,413
2,215	Hanover Insurance Group, Inc. (The)	84,524
604	Infinity Property & Casualty Corp.	35,008
4,321	iStar Financial, Inc. REIT*	29,340

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,272	Legg Mason, Inc.	$199,980
2,589	Meadowbrook Insurance Group, Inc.	26,822
3,448	Montpelier Re Holdings Ltd. (Bermuda)	60,340
9,166	NASDAQ OMX Group, Inc. (The)*	229,608
1,863	Platinum Underwriters Holdings Ltd. (Bermuda)	64,516
1,612	ProAssurance Corp.	123,399
2,743	RenaissanceRe Holdings Ltd. (Bermuda)	186,853
2,121	StanCorp Financial Group, Inc.	71,987
21,162	Travelers Cos., Inc. (The)	1,234,803
6,985	W.R. Berkley Corp.	243,148
		4,690,489
	Health Care—28.6%
18,487	Aetna, Inc.	735,043
49,518	Amgen, Inc.	2,835,896
11,906	Biogen Idec, Inc.*	1,385,382
89,392	Bristol-Myers Squibb Co.	2,823,893
2,463	Charles River Laboratories International, Inc.*	79,506
14,390	Forest Laboratories, Inc.*	450,407
40,342	Gilead Sciences, Inc.*	1,680,648
4,293	Health Net, Inc.*	119,302
747	ICU Medical, Inc.*	29,365
417	Kensey Nash Corp.*	11,209
1,515	Maxygen, Inc.	8,939
11,676	McKesson Corp.	952,178
18,118	Medco Health Solutions, Inc.*	993,953
2,265	Nabi Biopharmaceuticals*	4,168
2,689	PSS World Medical, Inc.*	59,830
7,366	Quest Diagnostics, Inc.	411,023
1,531	Quidel Corp.*	27,344
812	SonoSite, Inc.*	25,164
55,681	UnitedHealth Group, Inc.	2,672,131
18,085	WellPoint, Inc.	1,246,056
10,202	Zimmer Holdings, Inc.*	536,931
		17,088,368
	Industrials—6.1%
2,574	CBIZ, Inc.*	16,293
6,638	Cintas Corp.	198,410
1,618	Dycom Industries, Inc.*	31,438
2,146	FTI Consulting, Inc.*	84,574
7,704	KBR, Inc.	215,019
18,234	Lockheed Martin Corp.	1,383,961
14,299	Northrop Grumman Corp.	825,767
2,519	Ryder System, Inc.	128,318
1,549	Toro Co. (The)	83,708
1,492	Tredegar Corp.	28,900
3,572	W.W. Grainger, Inc.	611,919
		3,608,307

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—21.2%
10,001	Amdocs Ltd. (Guernsey)*	$300,230
3,030	Benchmark Electronics, Inc.*	41,632
3,463	Brightpoint, Inc.*	35,149
6,115	Broadridge Financial Solutions, Inc.	136,059
11,215	Compuware Corp.*	94,767
2,312	DST Systems, Inc.	116,039
2,454	Electronics for Imaging, Inc.*	36,810
1,855	Fair Isaac Corp.	50,734
15,338	Fidelity National Information Services, Inc.	401,549
3,220	Global Cash Access Holdings, Inc.*	9,596
99,255	Hewlett-Packard Co.	2,641,176
4,514	IAC/InterActiveCorp.*	184,307
6,821	Integrated Device Technology, Inc.*	41,472
16,401	International Business Machines Corp.	3,028,117
1,655	LoopNet, Inc.*	29,277
28,296	LSI Corp.*	176,850
534	MicroStrategy, Inc., Class A*	70,365
742	MTS Systems Corp.	27,209
1,197	Multi-Fineline Electronix, Inc.*	27,459
3,313	Novellus Systems, Inc.*	114,464
997	Oplink Communications, Inc.*	16,171
5,193	QLogic Corp.*	72,546
17,990	SAIC, Inc.*	223,616
21,016	Seagate Technology PLC (Ireland)	339,408
726	Stamps.com, Inc.	23,639
2,108	Tech Data Corp.*	103,671
2,754	TeleTech Holdings, Inc.*	48,140
58,688	Texas Instruments, Inc.	1,803,482
1,504	Tyler Technologies, Inc.*	47,481
3,938	ValueClick, Inc.*	69,309
8,427	VeriSign, Inc.	270,422
7,337	Vishay Intertechnology, Inc.*	78,873
31,849	Western Union Co. (The)	556,402
12,797	Xilinx, Inc.	428,188
64,949	Yahoo!, Inc.*	1,015,802
		12,660,411
	Materials—0.9%
8,439	Ball Corp.	291,736
935	Kaiser Aluminum Corp.	43,440
654	NewMarket Corp.	126,968
3,338	Worthington Industries, Inc.	57,681
		519,825
	Telecommunication Services—0.0%
2,114	General Communication, Inc., Class A*	19,977

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio (PKW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—0.0%
6,496	Dynegy, Inc., Class A*	$23,840
	Total Common Stocks and Other Equity Interests (Cost $58,226,653)	59,659,914
	Money Market Fund—0.2%
94,904	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $94,904)	94,904
	Total Investments (Cost $58,321,557)—100.2%	59,754,818
	Liabilities in excess of other assets—(0.2)%	(104,091)
	Net Assets—100.0%	$59,650,727

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio (PFM)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Consumer Staples	25.7
Energy	16.9
Industrials	12.7
Health Care	11.0
Consumer Discretionary	7.9
Information Technology	6.5
Telecommunication Services	5.8
Financials	5.7
Materials	4.0
Utilities	3.7
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—7.9%
9,096	Family Dollar Stores, Inc.	$533,299
11,775	Genuine Parts Co.	676,238
3,886	John Wiley & Sons, Inc., Class A	184,818
10,708	Leggett & Platt, Inc.	234,505
95,361	Lowe's Cos., Inc.	2,004,488
2,185	Matthews International Corp., Class A	76,781
78,053	McDonald's Corp.	7,247,221
22,196	McGraw-Hill Cos., Inc. (The)	943,330
2,688	Meredith Corp.	72,119
5,230	Polaris Industries, Inc.	331,268
8,775	Ross Stores, Inc.	769,831
51,082	Target Corp.	2,796,740
28,822	TJX Cos., Inc. (The)	1,698,480
8,300	VF Corp.	1,147,226
		18,716,344
	Consumer Staples—25.7%
156,692	Altria Group, Inc.	4,316,865
50,530	Archer-Daniels-Midland Co.	1,462,338
32,584	Avon Products, Inc.	595,636
6,614	Brown-Forman Corp., Class B	494,264
2,801	Casey's General Stores, Inc.	138,790
10,762	Church & Dwight Co., Inc.	475,465
9,907	Clorox Co. (The)	663,175
165,018	Coca-Cola Co. (The)	11,274,030
36,804	Colgate-Palmolive Co.	3,325,977
20,065	Hormel Foods Corp.	591,316
8,612	J.M. Smucker Co. (The)	663,296
29,640	Kimberly-Clark Corp.	2,066,204
2,017	Lancaster Colony Corp.	134,171

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,005	McCormick & Co., Inc.	$437,283
118,274	PepsiCo, Inc.	7,445,348
178,985	Procter & Gamble Co. (The)	11,453,250
44,627	Sysco Corp.	1,237,060
2,641	Tootsie Roll Industries, Inc.	65,418
1,710	Universal Corp.	73,222
5,760	Vector Group Ltd.	101,203
68,496	Walgreen Co.	2,274,067
197,937	Wal-Mart Stores, Inc.	11,226,987
		60,515,365
	Energy—16.9%
7,030	Buckeye Partners LP	474,877
1,752	CARBO Ceramics, Inc.	238,009
112,381	Chevron Corp.	11,805,624
103,871	ConocoPhillips	7,234,615
5,453	Energen Corp.	267,524
66,209	Enterprise Products Partners LP	2,968,150
20,322	EOG Resources, Inc.	1,817,396
140,604	Exxon Mobil Corp.	10,979,766
8,101	Helmerich & Payne, Inc.	430,811
24,943	Kinder Morgan Energy Partners LP	1,895,419
14,640	Murphy Oil Corp.	810,617
11,299	Plains All American Pipeline LP	745,395
4,093	TC Pipelines LP	186,477
		39,854,680
	Financials—5.7%
35,341	Aflac, Inc.	1,593,526
1,109	BancFirst Corp.	42,918
2,520	Bank of the Ozarks, Inc.	62,672
10,812	Brown & Brown, Inc.	238,729

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,631	Chubb Corp. (The)	$1,450,359
12,367	Cincinnati Financial Corp.	357,901
6,571	Commerce Bancshares, Inc.	254,955
2,716	Community Bank System, Inc.	69,421
1,111	Community Trust Bancorp, Inc.	31,475
5,269	Corporate Office Properties Trust REIT	127,773
4,633	Cullen/Frost Bankers, Inc.	227,202
8,720	Eaton Vance Corp.	229,249
3,683	Erie Indemnity Co., Class A	290,773
2,558	Essex Property Trust, Inc. REIT	365,180
4,751	Federal Realty Investment Trust REIT	421,699
956	First Financial Corp.	31,414
16,684	Franklin Resources, Inc.	1,779,015
2,481	Getty Realty Corp. REIT	39,547
2,055	Harleysville Group, Inc.	120,752
8,426	HCC Insurance Holdings, Inc.	224,216
30,804	HCP, Inc. REIT	1,227,539
39,906	Hudson City Bancorp, Inc.	249,413
7,635	Investors Real Estate Trust REIT	56,575
4,148	Mercury General Corp.	179,608
7,057	National Retail Properties, Inc. REIT	192,303
19,615	Old Republic International Corp.	173,397
28,483	People's United Financial, Inc.	363,158
3,450	Prosperity Bancshares, Inc.	132,790
10,077	Realty Income Corp. REIT	336,673
1,553	RLI Corp.	109,238
13,590	SEI Investments Co.	220,022
1,232	Southside Bancshares, Inc.	25,342
3,344	StanCorp Financial Group, Inc.	113,495
19,395	T. Rowe Price Group, Inc.	1,024,832
6,344	Tanger Factory Outlet Centers, Inc. REIT	178,647
4,727	Transatlantic Holdings, Inc.	245,993
2,967	UMB Financial Corp.	109,393
3,797	United Bankshares, Inc.	90,141
934	Universal Health Realty Income Trust REIT	35,464
1,534	Urstadt Biddle Properties, Inc., Class A REIT	27,367
2,903	W.P. Carey & Co. LLC	116,120
4,840	Washington REIT	140,166
2,147	Westamerica Bancorp	96,229
		13,402,681
	Health Care—11.0%
117,757	Abbott Laboratories	6,343,570
16,394	Becton, Dickinson and Co.	1,282,503
6,555	C.R. Bard, Inc.	563,402
26,098	Cardinal Health, Inc.	1,155,358
185,945	Johnson & Johnson	11,972,999
79,886	Medtronic, Inc.	2,775,240
2,997	Meridian Bioscience, Inc.	54,605
4,662	Owens & Minor, Inc.	139,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,378	Stryker Corp.	$1,407,500
2,473	West Pharmaceutical Services, Inc.	96,125
		25,790,789
	Industrials—12.7%
53,677	3M Co.	4,241,557
3,496	A.O. Smith Corp.	129,911
3,892	ABM Industries, Inc.	78,696
3,918	Brady Corp., Class A	120,361
12,444	C.H. Robinson Worldwide, Inc.	863,987
4,661	Carlisle Cos., Inc.	194,457
48,876	Caterpillar, Inc.	4,616,827
9,814	Cintas Corp.	293,340
3,800	CLARCOR, Inc.	184,224
5,629	Donaldson Co., Inc.	360,537
14,024	Dover Corp.	778,753
56,338	Emerson Electric Co.	2,710,985
16,045	Expeditors International of Washington, Inc.	731,652
22,333	Fastenal Co.	850,664
1,702	Franklin Electric Co., Inc.	78,156
27,368	General Dynamics Corp.	1,756,752
1,556	Gorman-Rupp Co. (The)	41,810
4,603	Graco, Inc.	197,653
5,909	Harsco Corp.	136,202
37,176	Illinois Tool Works, Inc.	1,807,869
1,765	McGrath Rentcorp	47,161
2,670	Mine Safety Appliances Co.	89,578
517	NACCO Industries, Inc., Class A	42,446
5,126	Nordson Corp.	237,693
11,441	Parker Hannifin Corp.	933,014
7,472	Pentair, Inc.	268,618
15,427	Pitney Bowes, Inc.	314,402
1,323	Raven Industries, Inc.	79,393
7,268	Roper Industries, Inc.	589,435
12,737	Stanley Black & Decker, Inc.	813,257
1,388	Tennant Co.	53,702
68,745	United Technologies Corp.	5,360,735
1,416	Universal Forest Products, Inc.	39,747
5,288	W.W. Grainger, Inc.	905,887
		29,949,461
	Information Technology—6.5%
36,940	Automatic Data Processing, Inc.	1,933,070
1,089	Badger Meter, Inc.	35,654
4,831	Diebold, Inc.	155,945
3,467	FactSet Research Systems, Inc.	344,689
65,295	International Business Machines Corp.	12,055,416
6,564	Jack Henry & Associates, Inc.	212,739
17,532	Linear Technology Corp.	566,459
		15,303,972

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio (PFM)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—4.0%
16,124	Air Products & Chemicals, Inc.	$1,388,921
6,888	Albemarle Corp.	367,062
5,052	AptarGroup, Inc.	242,344
7,835	Bemis Co., Inc.	220,242
17,548	Ecolab, Inc.	944,784
3,621	H.B. Fuller Co.	77,815
23,911	Nucor Corp.	903,358
11,894	PPG Industries, Inc.	1,027,761
22,859	Praxair, Inc.	2,324,075
9,913	RPM International, Inc.	222,745
8,027	Sherwin-Williams Co. (The)	663,913
9,236	Sigma-Aldrich Corp.	604,773
7,557	Sonoco Products Co.	237,214
773	Stepan Co.	59,745
7,056	Valspar Corp. (The)	246,043
		9,530,795
	Telecommunication Services—5.8%
407,125	AT&T, Inc.	11,932,834
1,110	Atlantic Tele-Network, Inc.	42,124
46,635	CenturyLink, Inc.	1,644,350
1,705	Shenandoah Telecommunications Co.	23,120
4,149	Telephone & Data Systems, Inc.	96,174
		13,738,602
	Utilities—3.7%
1,359	American States Water Co.	47,483
10,471	Aqua America, Inc.	232,351
6,830	Atmos Energy Corp.	234,406
2,896	Black Hills Corp.	97,624
3,027	California Water Service Group	56,211
22,156	Consolidated Edison, Inc.	1,282,168
14,287	MDU Resources Group, Inc.	294,455
1,686	MGE Energy, Inc.	73,577
1,163	Middlesex Water Co.	22,039
6,258	National Fuel Gas Co.	383,553
3,135	New Jersey Resources Corp.	147,408
31,922	NextEra Energy, Inc.	1,800,401
13,302	Northeast Utilities	459,850
1,955	Northwest Natural Gas Co.	91,338
7,839	NSTAR	353,461
5,460	Piedmont Natural Gas Co., Inc.	178,487
43,708	PPL Corp.	1,283,704
13,429	Questar Corp.	258,777
9,691	SCANA Corp.	409,735
1,337	SJW Corp.	31,125
2,202	South Jersey Industries, Inc.	123,995
2,596	Suburban Propane Partners LP	122,843
8,423	UGI Corp.	241,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,681	Unisource Energy Corp.	$99,948
6,187	Vectren Corp.	175,587
3,881	WGL Holdings, Inc.	166,146
		8,668,159
	Total Investments (Cost $209,051,306)—99.9%	235,470,848
	Other assets less liabilities—0.1%	172,168
	Net Assets—100.0%	$235,643,016

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Financial Preferred Portfolio (PGF)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Banks	66.0
Insurance	27.5
Diversified Financial Services	6.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks—100.0%
	Banks—66.0%
1,207,849	Bank of America Corp., 6.20%, Series D	$25,956,675
1,610,691	Bank of America Corp., 7.25%, Series J	36,353,296
4,722,417	Bank of America Corp., 8.20%, Series H	113,621,353
2,923,228	Bank of America Corp., 8.63%, Series 8	72,232,964
299,081	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	6,546,883
489,887	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,664,209
2,128,950	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	52,499,907
335,732	Deutsche Bank Capital Funding Trust IX, 6.63%	7,399,533
1,095,249	Deutsche Bank Contingent Capital Trust III, 7.60%	26,307,881
636,302	Deutsche Bank Contingent Capital Trust V, 8.05%	15,767,564
1,753,762	Goldman Sachs Group, Inc. (The), 6.20%, Series B(~)	43,651,136
5,814,558	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	155,539,427
3,387,793	HSBC Holdings PLC, 8.13% (United Kingdom)	88,827,932
1,085,248	HSBC USA, Inc., 6.50%, Series H(~)	27,022,675
2,451,778	JPMorgan Chase & Co., 8.63%, Series J	66,982,575
1,209,099	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	18,994,945
337,684	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)*	4,410,153
462,731	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)*	6,191,341
289,706	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)*	3,934,208
1,797,922	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)*	26,393,495
1,835,223	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	49,183,976

Number of Shares		Value
	Preferred Stocks (Continued)
1,038,799	U.S. Bancorp, 7.88%, Series D(~)	$29,169,476
2,494,528	Wells Fargo & Co., 8.00%, Series J	70,445,471
1,402,504	Zions Bancorp, 9.50%, Series C(~)	36,296,804
		995,393,879
	Diversified Financial Services—6.5%
2,617,341	Credit Suisse Guernsey, 7.90% (Switzerland)	68,521,987
1,368,932	HSBC Finance Corp., 6.36%, Series B(~)	29,637,378
		98,159,365
	Insurance—27.5%
864,959	Aegon NV, 6.38% (Netherlands)	18,466,875
304,328	Aegon NV, 6.50% (Netherlands)	6,466,970
435,795	Aegon NV, 6.88% (Netherlands)	9,613,638
1,410,528	Aegon NV, 7.25% (Netherlands)	32,978,145
391,832	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	9,929,023
589,057	ING Groep NV, 6.13% (Netherlands)	10,438,090
1,438,165	ING Groep NV, 6.38% (Netherlands)	26,447,854
2,628,995	ING Groep NV, 7.38% (Netherlands)	54,420,196
3,407,025	ING Groep NV, 8.50% (Netherlands)	80,916,844
2,681,251	MetLife, Inc., 6.50%, Series B	67,835,650
496,236	PartnerRe Ltd., 6.75%, Series C (Bermuda)	12,400,938
735,988	PartnerRe Ltd., 7.25%, Series E (Bermuda)	18,951,691
427,948	Principal Financial Group, Inc., 6.52%, Series B	11,019,661
589,599	Prudential PLC, 6.50% (United Kingdom)	14,899,167
542,712	Prudential PLC, 6.75% (United Kingdom)(~)	13,768,603
453,030	RenaissanceRe Holdings Ltd., 6.08%, Series C (Bermuda)	11,031,280
599,141	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	14,858,697
		414,443,322
	Total Preferred Stocks (Cost $1,354,780,806)	1,507,996,566

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
3,428,951	Goldman Sachs Financial Square Prime
	Obligations—Institutional Share Class
	(Cost $3,428,951)	$3,428,951
	Total Investments (Cost $1,358,209,757)—100.2%	1,511,425,517
	Liabilities in excess of other assets—(0.2)%	(3,578,026)
	Net Assets—100.0%	$1,507,847,491

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 4.

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	26.8%
Netherlands	15.9%

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Electric	17.8
Gas	12.1
Insurance	9.5
Banks	8.6
Telecommunications	6.3
Agriculture	5.0
Savings & Loans	4.9
Office/Business Equipment	3.4
Pharmaceuticals	3.2
Household Products/Wares	3.1
Pipelines	2.6
Miscellaneous Manufacturing	2.3
Healthcare-Products	2.3
Iron/Steel	2.0
Chemicals	2.0
Water	1.9
Computers	1.8
Packaging & Containers	1.8
Environmental Control	1.8
Food	1.8
Oil & Gas	1.7
Commercial Services	1.7
Distribution/Wholesale	1.5
Textiles	0.8
Money Market Fund	0.3
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Agriculture—5.0%
269,281	Altria Group, Inc.	$7,418,692
159,654	Universal Corp.	6,836,384
		14,255,076
	Banks—8.6%
216,045	Community Bank System, Inc.	5,522,110
241,924	Community Trust Bancorp, Inc.	6,853,707
235,339	Southside Bancshares, Inc.	4,840,923
295,235	United Bankshares, Inc.	7,008,879
		24,225,619
	Chemicals—2.0%
248,647	RPM International, Inc.	5,587,098
	Commercial Services—1.7%
181,832	McGrath Rentcorp	4,858,551
	Computers—1.8%
161,279	Diebold, Inc.	5,206,086
	Distribution/Wholesale—1.5%
74,382	Genuine Parts Co.	4,271,758
	Electric—17.8%
173,398	Black Hills Corp.	5,845,247
85,561	Consolidated Edison, Inc.	4,951,415
195,863	MDU Resources Group, Inc.	4,036,736
105,363	MGE Energy, Inc.	4,598,041
88,002	NextEra Energy, Inc.	4,963,313
116,891	Northeast Utilities	4,040,922

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
103,682	NSTAR	$4,675,021
202,027	PPL Corp.	5,933,533
136,275	SCANA Corp.	5,761,707
147,621	Unisource Energy Corp.	5,503,311
		50,309,246
	Environmental Control—1.8%
152,509	Mine Safety Appliances Co.	5,116,677
	Food—1.8%
179,018	Sysco Corp.	4,962,379
	Gas—12.1%
150,630	Atmos Energy Corp.	5,169,622
87,307	New Jersey Resources Corp.	4,105,175
103,986	Northwest Natural Gas Co.	4,858,226
153,650	Piedmont Natural Gas Co., Inc.	5,022,818
212,781	Questar Corp.	4,100,290
214,391	Vectren Corp.	6,084,417
115,403	WGL Holdings, Inc.	4,940,402
		34,280,950
	Healthcare-Products—2.3%
349,324	Meridian Bioscience, Inc.	6,364,683
	Household Products/Wares—3.1%
62,781	Clorox Co. (The)	4,202,560
65,559	Kimberly-Clark Corp.	4,570,118
		8,772,678

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance—9.5%
258,662	Cincinnati Financial Corp.	$7,485,678
55,489	Harleysville Group, Inc.	3,260,534
182,269	Mercury General Corp.	7,892,248
943,419	Old Republic International Corp.	8,339,824
		26,978,284
	Iron/Steel—2.0%
149,419	Nucor Corp.	5,645,050
	Miscellaneous Manufacturing—2.3%
295,518	Leggett & Platt, Inc.	6,471,844
	Office/Business Equipment—3.4%
467,657	Pitney Bowes, Inc.	9,530,850
	Oil & Gas—1.7%
69,853	ConocoPhillips	4,865,261
	Packaging & Containers—1.8%
163,733	Sonoco Products Co.	5,139,579
	Pharmaceuticals—3.2%
84,309	Abbott Laboratories	4,541,726
67,742	Johnson & Johnson	4,361,907
		8,903,633
	Pipelines—2.6%
165,420	Enterprise Products Partners LP	7,415,779
	Savings & Loans—4.9%
1,094,190	Hudson City Bancorp, Inc.	6,838,687
544,757	People's United Financial, Inc.	6,945,652
		13,784,339
	Telecommunications—6.3%
249,620	AT&T, Inc.	7,316,362
299,163	CenturyLink, Inc.	10,548,488
		17,864,850
	Textiles—0.8%
71,185	Cintas Corp.	2,127,720
	Water—1.9%
290,265	Middlesex Water Co.	5,500,522
	Total Common Stocks and Other Equity Interests (Cost $273,429,920)	282,438,512

Number of Shares		Value
	Money Market Fund—0.3%
682,396	Goldman Sachs Financial Square Prime
	Obligations—Institutional Share Class
	(Cost $682,396)	$682,396
	Total Investments (Cost $274,112,316)—100.2%	283,120,908
	Liabilities in excess of other assets—(0.2)%	(496,284)
	Net Assets—100.0%	$282,624,624

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio (PID)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Telecommunication Services	24.8
Energy	18.6
Consumer Staples	11.4
Health Care	10.5
Financials	10.0
Consumer Discretionary	6.9
Utilities	5.6
Materials	4.2
Industrials	4.1
Information Technology	3.9
Money Market Fund	7.1
Liabilities in excess of other assets	(7.1)

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio (PID)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.3%
111,907	BHP Billiton Ltd. ADR	$8,737,700
	Bahamas—3.3%
621,041	Teekay LNG Partners LP*(a)	21,798,539
	Belgium—1.3%
135,450	Delhaize Group SA ADR	8,848,948
	Bermuda—3.4%
369,854	Alterra Capital Holdings Ltd.	8,018,435
327,427	Axis Capital Holdings Ltd.	10,264,836
66,223	RenaissanceRe Holdings Ltd.	4,511,111
		22,794,382
	Brazil—1.8%
434,395	Companhia de Bebidas das Americas ADR	11,698,257
	Canada—17.7%
296,399	Cameco Corp.	6,351,830
75,207	Canadian National Railway Co.	5,897,733
105,457	Canadian Natural Resources Ltd.	3,727,905
122,642	Canadian Pacific Railway Ltd.	7,589,087
251,708	Enbridge, Inc.	8,736,785
85,869	Imperial Oil Ltd.	3,539,520
324,560	Ritchie Bros. Auctioneers, Inc.(a)	6,471,726
333,685	Rogers Communications, Inc., Class B	12,129,450
645,523	Shaw Communications, Inc., Class B(a)	13,084,751
164,600	Suncor Energy, Inc.	5,252,386
436,692	Talisman Energy, Inc.	6,201,026
261,340	Telus Corp.	13,325,727

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
438,107	Thomson Reuters Corp.	$12,998,635
274,496	TransCanada Corp.(a)	11,814,308
		117,120,869
	Cayman Islands—1.5%
1,094,965	Consolidated Water Co. Ltd.(~)(a)	10,161,275
	Chile—1.7%
231,298	Empresa Nacional de Electricidad SA ADR	11,157,816
	Denmark—0.6%
37,635	Novo Nordisk A/S ADR	4,000,601
	France—1.7%
312,577	Sanofi ADR	11,174,628
	Hong Kong—3.2%
214,185	China Mobile Ltd. ADR	10,186,638
58,601	CNOOC Ltd. ADR	11,052,735
		21,239,373
	India—2.2%
328,022	HDFC Bank Ltd. ADR	10,385,176
68,798	Infosys Ltd. ADR(a)	4,030,875
		14,416,051
	Ireland—2.0%
101,476	Accenture PLC, Class A	6,114,944
134,153	Cooper Industries PLC	7,037,666
		13,152,610

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—7.6%
3,751,103	Partner Communications Co. Ltd. ADR(a)	$44,563,104
148,767	Teva Pharmaceutical Industries Ltd. ADR	6,077,132
		50,640,236
	Japan—2.2%
205,965	Canon, Inc. ADR	9,381,706
56,625	Kyocera Corp. ADR	5,037,360
		14,419,066
	Mexico—3.8%
148,859	America Movil SAB de CV, Series L ADR	3,783,996
70,002	Coca-Cola Femsa SAB de CV ADR	6,268,679
984,202	Telefonos de Mexico SAB de CV, Series L ADR	15,392,919
		25,445,594
	Netherlands—1.6%
314,611	Unilever NV	10,863,518
	Norway—2.2%
576,758	Statoil ASA ADR(a)	14,666,956
	Philippines—3.2%
378,299	Philippine Long Distance Telephone Co. ADR	21,010,726
	Russia—1.5%
166,539	LUKOIL OAO ADR	9,692,570
	Spain—4.4%
1,349,322	Telefonica SA ADR(a)	28,835,011
	Switzerland—3.8%
157,939	Noble Corp.*	5,676,328
199,214	Novartis AG ADR	11,249,615
136,977	Syngenta AG ADR*	8,365,185
		25,291,128
	United Kingdom—24.1%
52,639	ARM Holdings PLC ADR	1,478,630
345,452	AstraZeneca PLC ADR	16,550,605
173,614	BHP Billiton PLC ADR(a)	10,932,474
135,960	British American Tobacco PLC ADR	12,542,310
113,530	Diageo PLC ADR	9,409,367
322,327	GlaxoSmithKline PLC ADR	14,437,026
319,711	National Grid PLC ADR	16,007,930
544,511	Pearson PLC ADR	10,019,002
638,176	Prudential PLC ADR(a)	13,191,098
209,586	Royal Dutch Shell PLC, Class A ADR	14,861,743
105,948	Smith & Nephew PLC ADR	4,858,775
324,536	Unilever PLC ADR(a)	10,920,636

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
542,349	Vodafone Group PLC ADR	$15,098,996
184,974	WPP PLC ADR	9,587,203
		159,895,795
	United States—3.9%
90,911	ACE Ltd.	6,559,229
82,051	Bunge Ltd.	5,068,290
210,649	PartnerRe Ltd.(a)	13,106,581
12,228	Shire PLC ADR	1,153,100
		25,887,200
	Total Common Stocks and Other Equity Interests (Cost $661,420,734)	662,948,849
	Money Market Fund—0.1%
732,209	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $732,209)	732,209
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.1% (Cost $662,152,943)	663,681,058
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—7.0%
46,398,715	Invesco Liquid Asset Portfolio— Institutional Class (Cost $46,398,715)(b)(c)	46,398,715
	Total Investments (Cost $708,551,658)—107.1%	710,079,773
	Liabilities in excess of other assets—(7.1)%	(47,051,518)
	Net Assets—100.0%	$663,028,255

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated Investment. See Note 4.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
ASSETS:
Unaffiliated investments, at value*	$59,754,818	$235,470,848	$1,331,879,445	$283,120,908	$653,519,783
Affiliated investments, at value (Note 4)	—	—	179,546,072	—	10,161,275
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	46,398,715
Total investments, at value	59,754,818	235,470,848	1,511,425,517	283,120,908	710,079,773
Cash	63	84,513	—	—	213,598
Receivables:
Investments sold	1,411,988	4,064,496	4,058,901	24,152,939	73,084,730
Shares sold	1,319,866	—	—	69,504,827	47,348,073
Dividends	41,220	486,170	5,159,964	462,085	292,057
Expense waivers	6,754	—	—	—	—
Foreign tax reclaims	—	—	—	—	251,485
Affiliated securities lending dividends	—	—	—	—	25,052
Total Assets	62,534,709	240,106,027	1,520,644,382	377,240,759	831,294,768
LIABILITIES:
Due to custodian	—	—	8,490,808	701,592	—
Payables:
Investments purchased	2,748,907	4,141,348	—	79,364,417	80,669,233
Shares repurchased	—	—	2,572,221	14,220,112	40,458,207
Expenses recapture	—	4,317	—	3,366	—
Collateral upon return of securities loaned	—	—	—	—	46,398,715
Accrued advisory fees	20,053	74,434	619,987	72,428	187,334
Accrued expenses	115,022	242,912	1,113,875	254,220	553,024
Total Liabilities	2,883,982	4,463,011	12,796,891	94,616,135	168,266,513
NET ASSETS	$59,650,727	$235,643,016	$1,507,847,491	$282,624,624	$663,028,255
NET ASSETS CONSIST OF:
Shares of beneficial interest	$83,111,954	$229,461,428	$1,347,224,891	$413,015,343	$870,284,700
Undistributed net investment income (loss)	39,255	662,467	1,456,730	(55,957)	1,462,379
Undistributed net realized gain (loss)	(24,933,743)	(20,900,421)	5,950,110	(139,343,354)	(210,246,939)
Net unrealized appreciation	1,433,261	26,419,542	153,215,760	9,008,592	1,528,115
Net Assets	$59,650,727	$235,643,016	$1,507,847,491	$282,624,624	$663,028,255
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,000	16,200,000	88,800,000	31,800,000	43,750,000
Net asset value	$25.94	$14.55	$16.98	$8.89	$15.15
Share price	$26.01	$14.56	$16.97	$8.91	$15.19
Unaffiliated investments, at cost	$58,321,557	$209,051,306	$1,190,540,815	$274,112,316	$650,745,072
Affiliated investments, at cost	$—	$—	$167,668,942	$—	$11,407,871
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$46,398,715
Total investments, at cost	$58,321,557	$209,051,306	$1,358,209,757	$274,112,316	$708,551,658
*Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$45,169,602

See Notes to Financial Statements.

18

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
INVESTMENT INCOME:
Unaffiliated dividend income	$385,113	$3,098,861	$54,580,289	$4,434,691	$10,243,611
Affiliated dividend income (Note 4)	—	—	6,733,000	—	136,493
Affiliated securities lending income	—	—	—	—	151,404
Foreign withholding tax	—	—	—	—	(1,031,151)
Total Income	385,113	3,098,861	61,313,289	4,434,691	9,500,357
EXPENSES:
Advisory fees	112,643	423,117	4,171,496	403,599	1,055,460
Accounting & administration fees	34,342	34,342	215,525	34,342	61,071
Sub-licensing	22,528	105,779	834,298	100,901	263,865
Professional fees	15,866	19,702	67,028	19,141	27,370
Custodian & transfer agent fees	5,529	14,140	78,755	11,014	30,677
Trustees fees	3,254	5,522	27,751	5,457	9,822
Recapture (See Note 3)	—	18,583	27,957	12,095	3,162
Other expenses	8,390	13,492	84,243	18,851	42,731
Total Expenses	202,552	634,677	5,507,053	605,400	1,494,158
Less: Waivers	(44,852)	—	—	—	—
Net Expenses	157,700	634,677	5,507,053	605,400	1,494,158
Net Investment Income	227,413	2,464,184	55,806,236	3,829,291	8,006,199
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(141,967)	(34,621)	(17,984,943)	(728,608)	(1,312,107)
Affiliated investments (Note 4)	—	—	5,181,561	—	(333,247)
In-kind redemptions	313,963	474,738	61,271,479	5,363,365	13,314,291
Foreign currencies	—	—	—	—	(539)
Net realized gain	171,996	440,117	48,468,097	4,634,757	11,668,398
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,389,183)	(9,912,425)	(170,397,441)	(8,766,173)	(62,952,486)
Affiliated investments (Note 4)	—	—	(10,043,065)	—	(81,873)
Net change in unrealized appreciation (depreciation)	(2,389,183)	(9,912,425)	(180,440,506)	(8,766,173)	(63,034,359)
Net realized and unrealized gain (loss)	(2,217,187)	(9,472,308)	(131,972,409)	(4,131,416)	(51,365,961)
Net increase (decrease) in net assets resulting from operations	$(1,989,774)	$(7,008,124)	$(76,166,173)	$(302,125)	$(43,359,762)

See Notes to Financial Statements.

19

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)		PowerShares Financial Preferred Portfolio (PGF)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$227,413	$178,030	$2,464,184	$4,094,843	$55,806,236	$117,888,409
Net realized gain	171,996	6,770,937	440,117	8,751,449	48,468,097	76,153,276
Net change in unrealized appreciation (depreciation)	(2,389,183)	448,673	(9,912,425)	22,646,874	(180,440,506)	55,999,303
Net increase (decrease) in net assets resulting from operations	(1,989,774)	7,397,640	(7,008,124)	35,493,166	(76,166,173)	250,040,988
Undistributed net investment income included in the price of units issued and redeemed	7,980	4,185	175,978	435,134	1,424,331	279,389
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(258,824)	(111,858)	(2,584,146)	(4,080,812)	(55,484,517)	(120,705,130)
Return of capital	—	—	—	—	—	(4,382,771)
Total distributions to shareholders	(258,824)	(111,858)	(2,584,146)	(4,080,812)	(55,484,517)	(125,087,901)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	22,131,947	31,415,572	30,162,746	109,729,654	27,840,367	144,693,621
Value of shares repurchased	(3,869,258)	(33,083,924)	(2,786,714)	(56,663,024)	(220,857,698)	(151,955,562)
Net income (loss) equalization	(7,980)	(4,185)	(175,978)	(435,134)	(1,424,331)	(279,389)
Net increase (decrease) in net assets resulting from shares transactions	18,254,709	(1,672,537)	27,200,054	52,631,496	(194,441,662)	(7,541,330)
Increase (Decrease) in Net Assets	16,014,091	5,617,430	17,783,762	84,478,984	(324,668,021)	117,691,146
NET ASSETS:
Beginning of period	43,636,636	38,019,206	217,859,254	133,380,270	1,832,515,512	1,714,824,366
End of period	$59,650,727	$43,636,636	$235,643,016	$217,859,254	$1,507,847,491	$1,832,515,512
Undistributed net investment income (loss) at end of period	$39,255	$62,686	$662,467	$606,451	$1,456,730	$(289,320)
CHANGES IN SHARES OUTSTANDING:
Shares sold	850,000	1,250,000	2,150,000	8,500,000	1,600,000	8,300,000
Shares repurchased	(150,000)	(1,350,000)	(200,000)	(4,350,000)	(13,150,000)	(9,000,000)
Shares outstanding, beginning of period	1,600,000	1,700,000	14,250,000	10,100,000	100,350,000	101,050,000
Shares outstanding, end of period	2,300,000	1,600,000	16,200,000	14,250,000	88,800,000	100,350,000

See Notes to Financial Statements.

20

	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income	$3,829,291	$6,550,194	$8,006,199	$14,222,504
Net realized gain	4,634,757	12,070,519	11,668,398	43,671,147
Net change in unrealized appreciation (depreciation)	(8,766,173)	3,341,741	(63,034,359)	31,849,135
Net increase (decrease) in net assets resulting from operations	(302,125)	21,962,454	(43,359,762)	89,742,786
Undistributed net investment income included in the price of units issued and redeemed	48,865	65,191	972,138	256,262
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,925,813)	(6,552,543)	(9,768,787)	(13,859,836)
Return of capital	—	(277,932)	—	—
Total distributions to shareholders	(3,925,813)	(6,830,475)	(9,768,787)	(13,859,836)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	101,998,660	148,651,386	237,165,294	193,763,089
Value of shares repurchased	(23,616,629)	(82,736,906)	(71,290,807)	(147,146,410)
Net income (loss) equalization	(48,865)	(65,191)	(972,138)	(256,262)
Net increase (decrease) in net assets resulting from shares transactions	78,333,166	65,849,289	164,902,349	46,360,417
Increase (Decrease) in Net Assets	74,154,093	81,046,459	112,745,938	122,499,629
NET ASSETS:
Beginning of period	208,470,531	127,424,072	550,282,317	427,782,688
End of period	$282,624,624	$208,470,531	$663,028,255	$550,282,317
Undistributed net investment income (loss) at end of period	$(55,957)	$(8,300)	$1,462,379	$2,252,829
CHANGES IN SHARES OUTSTANDING:
Shares sold	11,550,000	17,700,000	15,700,000	12,650,000
Shares repurchased	(2,750,000)	(9,800,000)	(4,600,000)	(10,000,000)
Shares outstanding, beginning of period	23,000,000	15,100,000	32,650,000	30,000,000
Shares outstanding, end of period	31,800,000	23,000,000	43,750,000	32,650,000

21

Financial Highlights

PowerShares Buyback AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period December 20, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.27	$22.36	$16.15	$22.64	$25.99	$24.98
Net investment income**	0.13	0.11	0.19	0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	(1.31)	4.87	6.29	(6.55)	(3.35)	1.02
Total from investment operations	(1.18)	4.98	6.48	(6.29)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.15)	(0.07)	(0.27)	(0.20)	(0.10)	(0.02)
Net asset value at end of period	$25.94	$27.27	$22.36	$16.15	$22.64	$25.99
Share price at end of period***	$26.01	$27.27	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN****	(4.32)%	22.34%	40.46%	(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	(4.06)%	22.29%	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,651	$43,637	$38,019	$27,456	$61,132	$62,383
Ratio to average net assets of:
Expenses, after Waivers^	0.70%†	0.70%	0.70%	0.70%	0.73%	0.73	%†
Expenses, prior to Waivers^	0.90%†	1.00%	0.97%	0.92%	0.79%	1.04	%†
Net investment income, after Waivers^	1.01%†	0.49%	0.98%	1.39%	0.41%	0.15	%†
Portfolio turnover rate ††	6%	26%	23%	56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$(0.02)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$15.29	$13.21	$10.30	$16.15	$17.52	$15.63
Net investment income**	0.17	0.31	0.27	0.36	0.37	0.32
Net realized and unrealized gain (loss) on investments	(0.73)	2.08	2.96	(5.92)	(1.41)	1.88
Total from investment operations	(0.56)	2.39	3.23	(5.56)	(1.04)	2.20
Distributions to shareholders from:
Net investment income	(0.18)	(0.31)	(0.32)	(0.29)	(0.33)	(0.31)
Net asset value at end of year	$14.55	$15.29	$13.21	$10.30	$16.15	$17.52
Share price at end of year***	$14.56	$15.29	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN****	(3.66)%	18.39%	31.76%	(34.84)%	(6.00)%	14.26%
SHARE PRICE TOTAL RETURN****	(3.59)%	18.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$235,643	$217,859	$133,380	$85,451	$59,751	$70,079
Ratio to average net assets of:
Expenses, after Waivers^	0.60%†	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers^	0.60%†	0.61%	0.64%	0.74%	0.72%	0.92%
Net investment income, after Waivers^	2.33%†	2.30%	2.28%	3.11%	2.15%	1.94%
Portfolio turnover rate ††	6%	11%	18%	31%	8%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.03	$0.01	$0.03	$(0.01)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

22

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period December 1, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.26	$16.97	$11.41	$21.17	$24.78	$25.12
Net investment income**	0.59	1.18	1.31	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	(1.29)	1.36	5.61	(9.63)	(3.50)	(0.12)
Total from investment operations	(0.70)	2.54	6.92	(8.28)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(0.58)	(1.21)	(1.30)	(1.46)	(1.46)	(0.63)
Return of capital	—	(0.04)	(0.06)	(0.02)	—	—
Total distributions	(0.58)	(1.25)	(1.36)	(1.48)	(1.46)	(0.63)
Net asset value at end of period	$16.98	$18.26	$16.97	$11.41	$21.17	$24.78
Share price at end of period***	$16.97	$18.28	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN****	(3.85)%	15.57%	62.16%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	(4.01)%	15.97%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,507,847	$1,832,516	$1,714,824	$773,644	$237,126	$99,118
Ratio to average net assets of:
Expenses, after Waivers^	0.66%†	0.66%	0.65%	0.69%	0.72%	0.72%†
Expenses, prior to Waivers^	0.66%†	0.66%	0.65%	0.68%	0.74%	0.89%†
Net investment income, after Waivers^	6.69%†	6.75%	8.30%	11.49%	6.20%	4.63%†
Portfolio turnover rate ††	3%	26%	23%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.00 (a)	$(0.02)	$0.02	$0.03	$0.07

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$9.06	$8.44	$6.12	$11.36	$15.82	$15.07
Net investment income**	0.16	0.34	0.32	0.43	0.62	0.54
Net realized and unrealized gain (loss) on investments	(0.16)	0.63	2.35	(5.21)	(4.42)	0.84
Total from investment operations	—	0.97	2.67	(4.78)	(3.80)	1.38
Distributions to shareholders from:
Net investment income	(0.17)	(0.34)	(0.33)	(0.43)	(0.63)	(0.60)
Return of capital	—	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.17)	(0.35)	(0.35)	(0.46)	(0.66)	(0.63)
Net asset value at end of year	$8.89	$9.06	$8.44	$6.12	$11.36	$15.82
Share price at end of year***	$8.91	$9.06	$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN****	0.05%	11.91%	44.59%	(42.88)%	(24.67)%	9.28%
SHARE PRICE TOTAL RETURN****	0.27%	11.91%	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$282,625	$208,471	$127,424	$86,846	$184,077	$439,820
Ratio to average net assets of:
Expenses, after Waivers^	0.60%†	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers^	0.60%†	0.62%	0.65%	0.62%	0.56%	0.60%
Net investment income, after Waivers^	3.80%†	4.02%	4.42%	5.24%	4.35%	3.47%
Portfolio turnover rate ††	10%	44%	57%	77%	42%	20%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

23

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$16.85	$14.26	$10.14	$19.63	$20.12	$16.92
Net investment income*	0.23	0.47	0.35	0.52	0.68	0.53
Net realized and unrealized gain (loss) on investments	(1.64)	2.59	4.24	(9.46)	(0.61)	3.20
Total from investment operations	(1.41)	3.06	4.59	(8.94)	0.07	3.73
Distributions to shareholders from:
Net investment income	(0.29)	(0.47)	(0.47)	(0.55)	(0.56)	(0.53)
Net asset value at end of year	$15.15	$16.85	$14.26	$10.14	$19.63	$20.12
Share price at end of year**	$15.19	$16.89	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN***	(8.35)%	21.95%	45.77%	(46.44)%	0.34%	22.56%
SHARE PRICE TOTAL RETURN***	(8.33)%	22.23%	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$663,028	$550,282	$427,783	$256,584	$551,630	$553,200
Ratio to average net assets of:
Expenses, after Waivers^	0.57%†	0.58%	0.57%	0.57%	0.58%	0.60%
Expenses, prior to Waivers^	0.57%†	0.58%	0.57%	0.57%	0.56%	0.62%
Net investment income, after Waivers^	3.03%†	3.20%	2.65%	3.87%	3.28%	2.98%
Portfolio turnover rate †	13%	42%	63%	50%	43%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.03	$0.01	$0.02	$(0.01)	$(0.02)	$0.11

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

24

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio (PKW)	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio (PFM)	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio (PGF)	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio (PID)	"International Dividend AchieversTM Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

26

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. For Financial Preferred Portfolio, because the Fund's Underlying Index does not meet the diversification

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

requirements set forth in the Internal Revenue Code, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index at all times.

Foreign and Emerging Market Securities Risk. With respect to Financial Preferred and International Dividend AchieversTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Preferred Securities Risk. There are special risks associated with the Financial Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Financial Preferred Portfolio investments in high yield securities may involve greater risk and are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective May 24, 2011, the International Dividend AchieversTM Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay the Adviser an annual fee of 0.50% of that Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14	10/31/14
Buyback AchieversTM Portfolio	$297,278	$50,588	$91,435	$110,403	$44,852
Dividend AchieversTM Portfolio	126,494	48,954	55,625	21,915	—
High Yield Equity Dividend AchieversTM Portfolio	123,120	30,914	51,657	40,549	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended October 31, 2011.

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Financial Preferred Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2011	Dividend Income
Goldman Sachs Group, Inc. (The), 6.20%, Series B	$47,432,898	$2,811,037	$(6,379,282)	$(1,677,639)	$1,464,122	$43,651,136	$1,431,915
HSBC Finance Corp., 6.36%, Series B	36,200,466	1,164,374	(4,421,993)	(4,715,852)	1,410,383	29,637,378	1,170,606
HSBC USA, Inc., 6.50%, Series H	30,954,400	484,915	(4,106,981)	(1,149,196)	839,537	27,022,675	956,056
Prudential PLC, 6.75% (United Kingdom)	15,384,116	244,051	(1,928,043)	(818,944)	887,423	13,768,603	492,677
U.S. Bancorp, 7.88%, Series D	27,583,389	5,516,195	(4,181,864)	(318,795)	570,551	29,169,476	1,106,274
Zions Bancorp, 9.50%, Series C	27,995,824	14,517,349	(4,863,275)	(1,362,639)	9,545	36,296,804	1,575,472
Total Investments in Affiliates	$185,551,093	$24,737,921	$(25,881,438)	$(10,043,065)	$5,181,561	$179,546,072	$6,733,000

International Dividend AchieversTM Portfolio

	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2011	Dividend Income
Consolidated Water Co. Ltd.	$8,168,758	$3,215,514	$(807,877)	$(81,873)	$(333,247)	$10,161,275	$136,493

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended October 31, 2011, there were no significant transfers between investment levels.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total*
Buyback Achievers(TM) Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$2,107,645	$24,328,400
Dividend Achievers(TM) Portfolio	7,896	—	50,943	1,716,151	14,632,363	2,302,645	18,709,998
Financial Preferred Portfolio(1)	—	2,445,445	29,895,674	9,034,558	7,354,935	—	48,730,612
High Yield Equity Dividend Achievers(TM) Portfolio	2,613,033	7,009,598	5,162,362	81,487,358	44,815,128	2,203,314	143,290,793
International Dividend Achievers(TM) Portfolio	183,478	221,461	1,975,339	59,472,841	145,514,837	11,960,298	219,328,254

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end and carryforward expiration is October 31.

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$2,832,164	$2,824,081
Dividend AchieversTM Portfolio	16,043,519	12,056,111
Financial Preferred Portfolio	49,597,523	48,310,724
High Yield Equity Dividend AchieversTM Portfolio	20,873,695	21,046,289
International Dividend AchieversTM Portfolio	72,348,565	73,304,578

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$22,107,325	$3,866,626
Dividend AchieversTM Portfolio	25,454,742	2,347,426
Financial Preferred Portfolio	27,800,162	220,392,164
High Yield Equity Dividend AchieversTM Portfolio	102,426,979	24,045,785
International Dividend AchieversTM Portfolio	234,077,360	69,931,833

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At October 31, 2011 cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
PowerShares Buyback AchieversTM Portfolio	$58,361,950	$1,392,868	$3,961,045	$(2,568,177)
PowerShares Dividend AchieversTM Portfolio	211,223,682	24,247,166	28,890,810	(4,643,644)
PowerShares Financial Preferred Portfolio(1)	1,393,683,153	117,742,364	158,635,055	(40,892,691)
PowerShares High Yield Equity Dividend AchieversTM Portfolio	274,799,634	8,321,274	15,622,305	(7,301,031)
PowerShares International Dividend AchieversTM Portfolio	711,138,741	(1,058,968)	30,217,913	(31,276,881)

(1) Tax year-end is October 31.

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Independent Trustee. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

35

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-1

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Aerospace & Defense Portfolio (PPA)

PowerShares CleantechTM Portfolio (PZD)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

PowerShares Global Listed Private Equity Portfolio (PSP)

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

PowerShares Lux Nanotech Portfolio (PXN)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

PowerShares S&P 500® High Quality Portfolio (PIV)

PowerShares Water Resources Portfolio (PHO)

PowerShares WilderHill Clean Energy Portfolio (PBW)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio (PPA)	6

PowerShares CleantechTM Portfolio (PZD)	8

PowerShares DWA Technical LeadersTM Portfolio (PDP)	11

PowerShares Global Listed Private Equity Portfolio (PSP)	13

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)	15

PowerShares Lux Nanotech Portfolio (PXN)	18

PowerShares Morningstar StockInvestor Core Portfolio (PYH)	20

PowerShares S&P 500 BuyWrite Portfolio (PBP)	22

PowerShares S&P 500® High Quality Portfolio (PIV)	28

PowerShares Water Resources Portfolio (PHO)	31

PowerShares WilderHill Clean Energy Portfolio (PBW)	33

PowerShares WilderHill Progressive Energy Portfolio (PUW)	35

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	46

Notes to Financial Statements	52

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1,515	514	16	2	1	0	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	1,265	280	96	94	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	1,179	494	15	8	0	0	0
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	1,265	361	155	193	40	11	7
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	1,737	618	141	23	2	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1,515	458	85	44	10	1	1
PYH	PowerShares Morningstar StockInvestor Core Portfolio	12/1/06	1,238	413	13	6	3	0	1
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	973	358	112	85	20	10	14
PIV	PowerShares S&P 500® High Quality Portfolio	12/6/05	1,487	554	37	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1,487	532	100	20	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1,680	611	130	28	7	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	1,265	426	23	6	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	954	15	9	0	0	1
PZD	470	172	102	16	1	3
PDP	630	24	8	0	0	0
PSP	357	60	57	24	0	0
PGJ	786	139	23	4	0	1
PXN	785	108	18	3	1	1
PYH	782	17	3	0	0	0
PBP	347	16	9	0	1	1
PIV	867	14	3	0	1	1
PHO	778	42	13	1	0	0
PBW	768	116	16	2	1	1
PUW	784	23	3	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

In pursuing their investment objectives, PowerShares Global Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Morningstar StockInvestor Core Portfolio (the "Portfolios") may invest a portion of their assets in investment companies. Each Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The effect of such expenses are included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio (PPA) Actual	$1,000.00	$890.44	0.66%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
PowerShares CleantechTM Portfolio (PZD) Actual	$1,000.00	$769.51	0.68%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.68%	$3.46

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Technical LeadersTM Portfolio (PDP) Actual	$1,000.00	$908.26	0.66%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
PowerShares Global Listed Private Equity Portfolio (PSP) Actual	$1,000.00	$764.76	0.70%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Golden Dragon Halter USX China Portfolio (PGJ) Actual	$1,000.00	$768.78	0.69%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.69%	$3.51
PowerShares Lux Nanotech Portfolio (PXN) Actual	$1,000.00	$668.04	0.70%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Morningstar StockInvestor Core Portfolio (PYH) Actual	$1,000.00	$904.93	0.50%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
PowerShares S&P 500 BuyWrite Portfolio (PBP) Actual	$1,000.00	$962.13	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares S&P 500® High Quality Portfolio (PIV) Actual	$1,000.00	$957.92	0.50%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
PowerShares Water Resources Portfolio (PHO) Actual	$1,000.00	$850.66	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares WilderHill Clean Energy Portfolio (PBW) Actual	$1,000.00	$592.63	0.70%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares WilderHill Progressive Energy Portfolio (PUW) Actual	$1,000.00	$776.56	0.70%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

5

Portfolio Composition

PowerShares Aerospace & Defense Portfolio (PPA)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Aerospace/Defense	59.3
Electronics	10.2
Telecommunications	5.5
Metal Fabricate/Hardware	4.5
Computers	4.5
Commercial Services	4.0
Miscellaneous Manufacturing	3.9
Packaging & Containers	3.5
Engineering & Construction	1.8
Auto Manufacturers	1.3
Shipbuilding	0.9
Software	0.8
Money Market Fund	0.2
Liabilities in excess of other asssets	(0.4)

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Aerospace/Defense—59.3%
16,463	AAR Corp.	$328,108
8,582	Aerovironment, Inc.*	283,463
13,405	Alliant Techsystems, Inc.	778,562
57,880	Boeing Co. (The)	3,807,925
10,877	Cubic Corp.	512,524
4,287	Ducommun, Inc.	61,176
17,429	Elbit Systems Ltd. (Israel)	795,285
12,456	Esterline Technologies Corp.*	696,290
60,856	Exelis, Inc.*	687,673
23,884	GenCorp, Inc.*	116,076
48,644	General Dynamics Corp.	3,122,458
23,409	Goodrich Corp.	2,870,646
16,985	HEICO Corp.	968,485
14,016	Kratos Defense & Security Solutions, Inc.*	88,721
39,552	L-3 Communications Holdings, Inc.	2,680,835
4,834	LMI Aerospace, Inc.*	97,212
41,836	Lockheed Martin Corp.	3,175,352
18,486	Moog, Inc., Class A*	715,963
53,008	Northrop Grumman Corp.	3,061,212
23,785	Orbital Sciences Corp.*	367,716
69,888	Raytheon Co.	3,088,351
47,329	Rockwell Collins, Inc.	2,642,378
14,965	Teledyne Technologies, Inc.*	815,144
20,405	TransDigm Group, Inc.*	1,916,438
19,958	Triumph Group, Inc.	1,159,560
49,676	United Technologies Corp.	3,873,734
		38,711,287

Number of Shares		Value
	Common Stocks (Continued)
	Auto Manufacturers—1.3%
28,504	Force Protection, Inc.*	$104,895
37,097	Oshkosh Corp.*	773,843
		878,738
	Commercial Services—4.0%
57,095	Booz Allen Hamilton Holding Corp.*	902,672
138,742	SAIC, Inc.*	1,724,563
		2,627,235
	Computers—4.5%
10,744	CACI International, Inc., Class A*	589,738
63,086	Computer Sciences Corp.	1,984,686
10,646	Keyw Holding Corp. (The)*	89,426
12,432	Mercury Computer Systems, Inc.*	181,507
5,567	NCI, Inc., Class A*	75,990
		2,921,347
	Electronics—10.2%
3,752	American Science & Engineering, Inc.	255,211
64,990	FLIR Systems, Inc.	1,709,237
80,499	Honeywell International, Inc.	4,218,148
7,974	OSI Systems, Inc.*	353,248
24,206	Taser International, Inc.*	120,304
		6,656,148
	Engineering & Construction—1.8%
32,388	URS Corp.*	1,156,251
	Metal Fabricate/Hardware—4.5%
17,955	Precision Castparts Corp.	2,929,358

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—3.9%
10,122	Ceradyne, Inc.*	$338,682
112,837	Textron, Inc.	2,191,294
		2,529,976
	Packaging & Containers—3.5%
66,544	Ball Corp.	2,300,426
	Shipbuilding—0.9%
19,856	Huntington Ingalls Industries, Inc.*	585,752
	Software—0.8%
14,982	ManTech International Corp., Class A	526,318
	Telecommunications—5.5%
10,595	Comtech Telecommunications Corp.	350,800
18,823	DigitalGlobe, Inc.*	383,989
9,026	GeoEye, Inc.*	303,003
48,909	Harris Corp.	1,846,315
17,142	ViaSat, Inc.*	730,078
		3,614,185
	Total Common Stocks (Cost $79,959,392)	65,437,021
	Money Market Fund—0.2%
129,729	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $129,729)	129,729
	Total Investments (Cost $80,089,121)—100.4%	65,566,750
	Liabilities in excess of other assets—(0.4)%	(259,836)
	Net Assets—100.0%	$65,306,914

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares CleantechTM Portfolio (PZD)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Miscellaneous Manufacturing	18.3
Electrical Components & Equipment	9.7
Environmental Control	9.0
Electronics	8.4
Auto Parts & Equipment	7.0
Energy - Alternate Sources	6.0
Engineering & Construction	5.9
Semiconductors	5.8
Telecommunications	4.9
Software	4.9
Machinery - Diversified	4.4
Electric	3.4
Commercial Services	2.8
Chemicals	2.7
Biotechnology	2.3
Building Materials	1.8
Hand/Machine Tools	1.1
Healthcare - Services	1.1
Mining	0.5
Money Market Fund	9.1
Liabilities in excess of other assets	(9.1)

Schedule of Investments

PowerShares CleantechTM Portfolio (PZD)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—7.0%
40,297	BorgWarner, Inc.*	$3,082,318
26,762	Fuel Systems Solutions, Inc.*	624,625
99,525	Johnson Controls, Inc.	3,277,358
21,747	Westport Innovations, Inc. (Canada)*	658,595
		7,642,896
	Biotechnology—2.3%
16,775	Novozymes A/S, Class B (Denmark)	2,532,948
	Building Materials—1.8%
162,379	Kingspan Group PLC (Ireland)	1,460,836
25,780	WaterFurnace Renewable Energy, Inc. (Canada)	492,889
		1,953,725
	Chemicals—2.7%
925	Gurit Holding AG (Switzerland)	462,075
39,980	SGL Carbon SE (Germany)*(a)	2,514,960
		2,977,035

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Commercial Services—2.8%
1,743	SGS SA (Switzerland)	$3,022,428
	Electric—3.4%
37,411	Ameresco, Inc., Class A*	411,147
14,714,500	Energy Development Corp. (Philippines)	2,105,276
46,085	EnerNOC, Inc.*(a)	408,774
41,698	Ormat Technologies, Inc.	791,845
		3,717,042
	Electrical Components & Equipment—9.7%
65,073	Advanced Energy Industries, Inc.*	607,782
1,450,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	926,268
63,625	EnerSys*	1,433,471
185,228	Gamesa Corp. Tecnologica SA (Spain)	908,121
30,177	Saft Groupe SA (France)	925,999
51,232	Schneider Electric SA (France)	3,047,699
17,005	SMA Solar Technology AG (Germany)(a)	1,029,030
107,053	Vestas Wind Systems A/S (Denmark)*	1,692,708
		10,571,078

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio (PZD)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—8.4%
21,316	Badger Meter, Inc.(a)	$697,886
55,618	Elster Group SE ADR (Germany)*(a)	828,152
44,500	Horiba Ltd. (Japan)	1,445,572
38,530	Itron, Inc.*	1,417,519
62,120	Trimble Navigation Ltd.*	2,510,269
16,983	Vaisala Oyj, Class A (Finland)	412,169
52,717	Woodward, Inc.	1,786,052
		9,097,619
	Energy - Alternate Sources—6.0%
2,923,000	China Longyuan Power Group Corp., H-Shares (China)	2,465,634
31,219	First Solar, Inc.*(a)	1,553,770
7,392,000	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	2,456,067
		6,475,471
	Engineering & Construction—5.9%
155,985	ABB Ltd. (Switzerland)	2,995,027
52,844	Aegion Corp.*	781,563
58,363	Arcadis NV (Netherlands)	1,155,946
41,905	Grontmij NV CVA (Netherlands)	660,767
37,413	Mistras Group, Inc.*	815,603
		6,408,906
	Environmental Control—9.0%
39,570	Asahi Holdings, Inc. (Japan)	791,654
25,395	BWT AG (Austria)	492,705
893,000	Hyflux Ltd. (Singapore)	1,023,772
82,400	Kurita Water Industries Ltd. (Japan)	2,308,996
62,865	Nalco Holding Co.	2,370,639
68,026	Tetra Tech, Inc.*	1,485,008
182,218	Tomra Systems ASA (Norway)	1,358,097
		9,830,871
	Hand/Machine Tools—1.1%
48,395	Meyer Burger Technology AG (Switzerland)*(a)	1,175,418
	Healthcare - Services—1.1%
12,890	Eurofins Scientific (France)	1,171,150
	Machinery - Diversified—4.4%
106,511	GLV, Inc., Class A (Canada)*	471,833
29,284	Kadant, Inc.*	633,999
14,456	Lindsay Corp.	839,893
34,841	Roper Industries, Inc.	2,825,605
		4,771,330
	Mining—0.5%
77,164	5N Plus, Inc. (Canada)*	524,397

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—18.3%
147,260	Alfa Laval AB (Sweden)	$2,780,725
41,884	CLARCOR, Inc.	2,030,536
39,641	Donaldson Co., Inc.	2,539,006
30,228	ESCO Technologies, Inc.	924,070
71,373	Hexcel Corp.*	1,763,627
51,023	Pall Corp.	2,610,847
29,304	Polypore International, Inc.*	1,536,995
29,689	Siemens AG (Germany)	3,156,285
36,051	SPX Corp.	1,968,745
63,650	STR Holdings, Inc.*(a)	544,208
		19,855,044
	Semiconductors—5.8%
92,541	Aixtron SE (Germany)(a)	1,320,449
23,254	Centrotherm Photovoltaics AG (Germany)(a)	445,003
61,684	Cree, Inc.*(a)	1,643,262
141,964	GT Advanced Technologies, Inc.*(a)	1,164,105
35,852	Power Integrations, Inc.	1,277,407
43,196	Rubicon Technology, Inc.*(a)	450,102
		6,300,328
	Software—4.9%
43,246	ANSYS, Inc.*	2,350,853
84,873	Autodesk, Inc.*	2,936,606
		5,287,459
	Telecommunications—4.9%
218,831	Corning, Inc.	3,127,095
108,494	Polycom, Inc.*	1,793,406
27,596	RuggedCom, Inc. (Canada)*	451,204
		5,371,705
	Total Common Stocks and Other Equity Interests (Cost $114,488,047)	108,686,850
	Money Market Fund—0.0%
47,485	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $47,485)	47,485
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $114,535,532)	108,734,335

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio (PZD)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—9.1%
9,894,990	Invesco Liquid Assets Portfolio— Institutional Class (Cost $9,894,990)(b)(c)	$9,894,990
	Total Investments (Cost $124,430,522)—109.1%	118,629,325
	Liabilities in excess of other assets—(9.1)%	(9,919,442)
	Net Assets—100.0%	$108,709,883

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificate

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares DWA Technical LeadersTM Portfolio (PDP)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Consumer Discretionary	32.7
Industrials	17.9
Materials	9.2
Information Technology	8.4
Health Care	8.1
Consumer Staples	7.5
Financials	6.5
Energy	4.6
Telecommunication Services	2.6
Utilities	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio (PDP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—32.7%
10,613	Amazon.com, Inc.*	$2,265,982
94,092	AutoNation, Inc.*	3,663,942
6,989	AutoZone, Inc.*	2,261,571
94,240	Brinker International, Inc.	2,158,096
102,805	CBS Corp., Class B	2,653,397
225,738	Chico's FAS, Inc.	2,790,122
14,220	Chipotle Mexican Grill, Inc.*	4,779,626
25,192	Deckers Outdoor Corp.*	2,903,126
43,346	Dollar Tree, Inc.*	3,465,946
50,061	DSW, Inc., Class A	2,620,193
38,085	Fossil, Inc.*	3,947,891
46,361	John Wiley & Sons, Inc., Class A	2,204,929
247,170	Las Vegas Sands Corp.*	11,604,631
160,434	Liberty Media Corp. - Capital, Class A*	12,324,540
191,168	Liberty Media Corp. - Interactive, Class A*	3,140,890
50,484	Limited Brands, Inc.	2,156,172
29,406	McDonald's Corp.	2,730,347
45,934	NIKE, Inc., Class B	4,425,741
45,783	Nordstrom, Inc.	2,320,740
140,118	O'Reilly Automotive, Inc.*	10,655,974
21,442	Panera Bread Co., Class A*	2,866,581
42,235	Polaris Industries, Inc.	2,675,165
25,791	Priceline.com, Inc.*	13,094,607
55,032	Ralph Lauren Corp.	8,738,531
29,906	Ross Stores, Inc.	2,623,653
126,289	Sally Beauty Holdings, Inc.*	2,423,486
1,461,079	Sirius XM Radio, Inc.*	2,615,331
81,932	Tempur-Pedic International, Inc.*	5,576,292
42,521	Tractor Supply Co.	3,016,440

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
77,920	Ulta Salon, Cosmetics & Fragrance, Inc.*	$5,243,237
29,354	VF Corp.	4,057,310
125,255	Wyndham Worldwide Corp.	4,217,336
24,851	Wynn Resorts Ltd.	3,300,213
116,293	Yum! Brands, Inc.	6,229,816
		151,751,854
	Consumer Staples—7.5%
148,021	Altria Group, Inc.	4,077,979
33,988	Brown-Forman Corp., Class B	2,539,923
132,324	Church & Dwight Co., Inc.	5,846,074
118,262	Green Mountain Coffee Roasters, Inc.*	7,689,395
27,116	Hansen Natural Corp.*	2,415,764
53,202	Herbalife Ltd. (Cayman Islands)	3,317,677
92,380	Hormel Foods Corp.	2,722,439
36,278	J.M. Smucker Co. (The)	2,794,132
45,374	Whole Foods Market, Inc.	3,272,373
		34,675,756
	Energy—4.6%
82,600	Atwood Oceanics, Inc.*	3,530,324
294,777	Brigham Exploration Co.*	10,734,304
113,539	EQT Corp.	7,209,727
		21,474,355
	Financials—6.5%
40,304	ACE Ltd.	2,907,933
806,566	American Capital Ltd.*	6,267,018
168,613	Arch Capital Group Ltd.*	6,065,009
368,851	CapitalSource, Inc.	2,345,892
69,164	Macerich Co. (The) REIT	3,441,601
78,479	Rayonier, Inc. REIT	3,274,929

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,045	White Mountains Insurance Group Ltd.	$2,538,900
142,216	XL Group PLC (Ireland)	3,091,776
		29,933,058
	Health Care—8.1%
118,654	Alexion Pharmaceuticals, Inc.*	8,010,332
34,096	Cerner Corp.*	2,162,709
31,736	Cooper Cos., Inc. (The)	2,199,305
98,715	Henry Schein, Inc.*	6,842,924
39,793	Perrigo Co.	3,592,512
93,174	Pharmasset, Inc.*	6,559,450
49,954	Regeneron Pharmaceuticals, Inc.*	2,762,456
119,392	SXC Health Solutions Corp. (Canada)*	5,589,933
		37,719,621
	Industrials—17.9%
114,230	C.H. Robinson Worldwide, Inc.	7,930,989
69,385	Danaher Corp.	3,354,765
43,702	Deere & Co.	3,316,982
68,435	Donaldson Co., Inc.	4,383,262
58,392	Fastenal Co.	2,224,151
57,107	Gardner Denver, Inc.	4,416,084
221,980	J.B. Hunt Transport Services, Inc.	9,391,974
76,531	Kirby Corp.*	4,709,718
52,323	Norfolk Southern Corp.	3,871,379
127,361	Polypore International, Inc.*	6,680,084
47,154	Precision Castparts Corp.	7,693,175
62,644	Roper Industries, Inc.	5,080,428
37,463	Towers Watson & Co., Class A	2,461,319
25,083	TransDigm Group, Inc.*	2,355,795
36,621	Union Pacific Corp.	3,646,353
25,661	W.W. Grainger, Inc.	4,395,986
210,500	Waste Connections, Inc.	7,167,525
		83,079,969
	Information Technology—8.4%
31,795	Apple, Inc.*	12,869,980
38,647	FactSet Research Systems, Inc.	3,842,285
64,618	Gartner, Inc.*	2,489,085
12,949	MasterCard, Inc., Class A	4,496,411
89,169	Rackspace Hosting, Inc.*	3,690,705
49,836	Rovi Corp.*	2,468,875
51,005	Salesforce.com, Inc.*	6,792,336
24,078	VMware, Inc., Class A*	2,353,625
		39,003,302
	Materials—9.2%
251,633	Allied Nevada Gold Corp.*	9,557,021
65,547	AptarGroup, Inc.	3,144,290
187,854	Ball Corp.	6,494,113
44,110	Ecolab, Inc.	2,374,882
52,572	FMC Corp.	4,147,405
41,163	International Flavors & Fragrances, Inc.	2,492,831

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
34,144	Sherwin-Williams Co. (The)	$2,824,050
315,612	Silgan Holdings, Inc.	11,848,075
		42,882,667
	Telecommunication Services—2.6%
220,409	American Tower Corp., Class A*	12,144,536
	Utilities—2.5%
104,293	CMS Energy Corp.	2,171,380
54,956	ONEOK, Inc.	4,179,404
106,808	UGI Corp.	3,062,185
70,951	Wisconsin Energy Corp.	2,300,941
		11,713,910
	Total Common Stocks and Other (Cost $431,965,603)	464,379,028
	Money Market Fund—0.1%
386,303	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $386,303)	386,303
	Total Investments (Cost $432,351,906)—100.1%	464,765,331
	Liabilities in excess of other assets—(0.1)%	(299,931)
	Net Assets—100.0%	$464,465,400

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Global Listed Private Equity Portfolio (PSP)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Investment Companies	30.8
Private Equity	24.9
Holding Companies-Diversified	18.6
Diversified Financial Services	6.9
Miscellaneous Manufacturing	2.1
Food	1.9
Equity Fund	1.8
Internet	1.3
Electric	1.0
Water	0.7
Money Market Fund	0.0
Other assets less liabilities	10.0

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—90.0%
	Diversified Financial Services—6.9%
1,710,406	Brait SA (South Africa)	$4,115,458
1,964,260	Intermediate Capital Group PLC (United Kingdom)	7,755,076
58,198	Partners Group Holding AG (Switzerland)	10,993,995
		22,864,529
	Electric—1.0%
160,171	Otter Tail Corp.	3,108,919
	Equity Fund—1.8%
427,208	Financial Select Sector SPDR Fund*	5,775,852
	Food—1.9%
435,601	Hakon Invest AB (Sweden)	6,130,386
	Holding Companies-Diversified—18.6%
111,982	Ackermans & van Haaren NV (Belgium)	9,146,628
240,660	Compass Diversified Holdings	3,143,020
115,543	Hal Trust (Netherlands)	13,632,465
364,192	Latour Investment AB, Class B (Sweden)	5,930,842
571,774	Leucadia National Corp.	15,340,697
114,146	Schouw & Co. (Denmark)	2,514,182
154,387	Wendel (France)	11,619,686
		61,327,520
	Internet—1.3%
245,514	ICG Group, Inc.*	2,649,096
103,734	Safeguard Scientifics, Inc.*	1,754,142
		4,403,238

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Investment Companies—30.8%
443,938	AP Alternative Assets LP (United Kingdom)	$4,284,002
867,081	Apollo Investment Corp.	7,179,431
2,639,306	ARC Capital Holdings Ltd. (Cayman Islands)*	1,875,755
698,700	Ares Capital Corp.	10,808,889
394,049	BlackRock Kelso Capital Corp.	3,365,178
202,841	Candover Investments PLC (United Kingdom)*	1,604,289
19,424	Capital Southwest Corp.	1,709,506
1,196,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,595,694
1,078,164	DeA Capital SpA (Italy)*	2,270,772
211,970	Electra Private Equity PLC (United Kingdom)*	5,180,014
317,190	Fifth Street Finance Corp.	3,127,493
104,648	Golub Capital BDC, Inc.	1,624,137
250,466	Hercules Technology Growth Capital, Inc.	2,424,511
190,148	HgCapital Trust PLC (United Kingdom)	3,136,702
508,071	Hosken Consolidated Investments Ltd. (South Africa)	5,198,133
275,509	JZ Capital Partners Ltd. (Guernsey)	1,565,342
125,225	Main Street Capital Corp.	2,188,933
352,705	MCG Capital Corp.	1,636,551
138,879	MVC Capital, Inc.	1,795,706
245,574	PennantPark Investment Corp.	2,632,553
195,473	Princess Private Equity Holding Ltd. (Switzerland)	1,682,223
518,797	Prospect Capital Corp.	4,964,887

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,174,586	Ratos AB, Class B (Sweden)	$15,840,135
558,725	RHJ International (Belgium)*	2,719,789
185,187	Solar Capital Ltd.	4,111,151
1,637,828	SVG Capital PLC (United Kingdom)*	5,562,175
179,228	TICC Capital Corp.	1,596,922
		101,680,873
	Miscellaneous Manufacturing—2.1%
11,857,500	Fosun International (China)	6,810,618
	Private Equity—24.9%
3,739,878	3i Group PLC (United Kingdom)	12,411,126
256,797	Altamir Amboise (France)	2,396,226
1,378,816	American Capital Ltd.*	10,713,400
740,145	Apollo Global Management LLC, Class A	9,806,921
537,394	Bure Equity AB (Sweden)	1,604,012
110,439	Deutsche Beteiligungs AG (Germany)	2,387,624
109,223	Dinamia Capital Privado Sociedad de Capital Riesgo SA (Spain)	633,752
220,934	Eurazeo (France)	10,688,481
106,416	Gimv NV (Belgium)	5,484,450
1,377,698	GP Investments Ltd. BDR (Bermuda)*	3,773,847
280,560	Jafco Co. Ltd. (Japan)	5,951,218
17,847,000	K1 Ventures Ltd. (Singapore)	1,482,854
375,660	Onex Corp. (Canada)	12,499,938
98,510	Paris Orleans et Cie SA (France)	2,253,388
		82,087,237
	Water—0.7%
106,164	Pico Holdings, Inc.*	2,424,786
	Total Common Stocks and Other Equity Interests (Cost $307,861,967)	296,613,958
	Money Market Fund—0.0%
36,292	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $36,292)	36,292
	Total Investments (Cost $307,898,259)—90.0%	296,650,250
	Other assets less liabilities—10.0%	33,024,667
	Net Assets—100.0%	$329,674,917

Investment Abbreviations:

BDR—Brazilian Depositary Receipt

SPDR—Standard & Poor's Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. See Notes 2I and Note 3.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.1%

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	25.2
Energy	18.6
Consumer Discretionary	12.4
Telecommunication Services	12.2
Industrials	9.4
Materials	7.3
Financials	6.2
Health Care	3.8
Utilities	3.8
Consumer Staples	1.1
Money Market Fund	17.5
Liabilities in excess of other assets	(17.5)

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—0.5%
60,334	China Yuchai International Ltd.(a)	$917,077
54,571	Global Sources Ltd.*	397,823
		1,314,900
	British Virgin Islands—0.8%
72,701	Camelot Information Systems, Inc. ADR*	237,005
26,888	China Ceramics Co. Ltd.*	81,202
96,231	China Gerui Advanced Materials Group Ltd.*(a)	240,577
119,044	China Metro-Rural Holdings Ltd.*	148,805
83,560	China Zenix Auto International Ltd. ADR*	401,924
37,764	Duoyuan Global Water, Inc. ADR*(a)	36,631
90,177	Hollysys Automation Technologies Ltd.*(a)	784,540
42,007	Origin Agritech Ltd.*	117,620
140,933	Renesola Ltd. ADR*(a)	321,327
		2,369,631
	Canada—1.0%
283,443	Silvercorp Metals, Inc.(a)	2,678,536
	Cayman Islands—16.3%
15,030	21Vianet Group, Inc. ADR*	133,316
35,329	3SBio, Inc. ADR*	406,637
80,825	7 Days Group Holdings Ltd. ADR*	1,334,421
116,168	Actions Semiconductor Co. Ltd. ADR*	243,953
59,090	Ambow Education Holding Ltd. ADR*	395,903
74,701	AutoNavi Holdings Ltd. ADR*(a)	961,402
29,842	BCD Semiconductor Manufacturing Ltd. ADR*	137,124
66,771	Bitauto Holdings Ltd. ADR*	399,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
95,035	Bona FILM Group Ltd. ADR*(a)	$412,452
42,132	Changyou.com Ltd. ADR*(a)	1,109,336
31,677	Charm Communications, Inc. ADR*(a)	316,770
122,050	China Cord Blood Corp.*(a)	305,125
95,231	China Digital TV Holding Co. Ltd. ADR(a)	383,781
55,412	China Distance Education Holdings Ltd. ADR*	145,734
82,706	China Hydroelectric Corp. ADR*	128,194
36,969	China Kanghui Holdings, Inc. ADR*(a)	579,304
97,610	China Lodging Group Ltd. ADR*(a)	1,515,883
52,248	China Medical Technologies, Inc. ADR*(a)	261,762
202,386	China Ming Yang Wind Power Group Ltd. ADR*(a)	637,516
168,153	China Nepstar Chain Drugstore Ltd. ADR(a)	373,300
41,653	China New Borun Corp. ADR*(a)	181,191
32,079	China Nuokang Bio-Pharmaceutical, Inc. ADR*	123,504
232,090	China Real Estate Information Corp. ADR*(a)	1,380,936
85,701	China Techfaith Wireless Communication Technology Ltd. ADR*	209,967
82,301	China Xiniya Fashion Ltd. ADR*	176,124
39,046	ChinaCache International Holdings Ltd. ADR*	196,011
81,223	CNinsure, Inc. ADR*(a)	613,234
55,965	Cogo Group, Inc.*	134,316
76,803	Concord Medical Services Holdings Ltd. ADR	281,099

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41,723	Country Style Cooking Restaurant Chain Co. Ltd. ADR*(a)	$572,022
56,903	Daqo New Energy Corp. ADR*	200,299
25,630	E-Commerce China Dangdang, Inc. ADR*(a)	178,641
129,901	E-House China Holdings Ltd. ADR(a)	1,019,723
41,961	Global Education & Technology Group Ltd. ADR*	154,416
136,218	Hanwha SolarOne Co. Ltd. ADR*(a)	305,128
47,977	hiSoft Technology International Ltd. ADR*(a)	593,955
67,429	IFM Investments Ltd. ADR*	38,435
84,835	ISoftStone Holdings Ltd. ADR*(a)	909,431
50,599	Jiayuan.com International Ltd. ADR*(a)	524,712
38,612	JinkoSolar Holding Co. Ltd. ADR*(a)	357,161
81,247	Ku6 Media Co. Ltd. ADR*(a)	147,057
74,244	Le Gaga Holdings Ltd. ADR*(a)	302,916
47,718	Lentuo International, Inc. ADR*(a)	186,100
92,795	Mecox Lane Ltd. ADR*	171,671
13,591	NetQin Mobile, Inc. ADR*(a)	73,527
251,489	New Oriental Education & Technology Group, Inc. ADR*	7,454,134
60,381	Noah Education Holdings Ltd. ADR*(a)	76,080
90,239	Noah Holdings Ltd. ADR*	786,884
16,579	Perfect World Co. Ltd. ADR*	215,693
15,346	Phoenix New Media Ltd. ADR*	79,799
126,601	Qihoo 360 Technology Co. Ltd. ADR*	2,558,606
70,569	RDA Microelectronics, Inc. ADR*	571,609
211,860	Renren, Inc. ADR*	1,491,494
889,052	Semiconductor Manufacturing International Corp. ADR*	2,355,988
233,187	Shanda Games Ltd. ADR*	1,186,922
30,190	ShangPharma Corp. ADR*	277,748
52,094	Sky-Mobi Ltd. ADR*(a)	301,624
123,155	SouFun Holdings Ltd. ADR(a)	1,571,458
78,155	Spreadtrum Communications, Inc. ADR(a)	2,076,578
78,206	Syswin, Inc. ADR*	144,681
61,769	TAL Education Group ADR*(a)	626,955
58,531	Taomee Holdings Ltd. ADR*	370,501
128,557	Trina Solar Ltd. ADR*(a)	1,037,455
252,807	UTStarcom Holdings Corp.*	361,514
72,139	VanceInfo Technologies, Inc. ADR*	837,534
114,519	WuXi PharmaTech Cayman, Inc. ADR*	1,423,471
113,268	Xueda Education Group ADR*(a)	376,050
10,245	Youku.Com, Inc. ADR*	217,604
		45,613,829
	China—63.0%
45,706	51job, Inc. ADR*	2,110,703
48,186	Acorn International, Inc. ADR	224,065
103,715	AgFeed Industries, Inc.*(a)	67,415

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
90,216	Agria Corp. ADR*(a)	$117,281
106,199	Airmedia Group, Inc. ADR*	288,861
878,417	Aluminum Corp. of China Ltd. ADR(a)	11,674,162
128,068	American Oriental Bioengineering, Inc.*(a)	98,638
36,094	ATA, Inc. ADR	352,277
94,962	Baidu, Inc. ADR*	13,311,773
70,490	Canadian Solar, Inc.*(a)	243,190
365,029	China Eastern Airlines Corp. Ltd. ADR*(a)	7,045,060
36,318	China Finance Online Co. Ltd. ADR*	73,726
337,048	China Life Insurance Co. Ltd. ADR(a)	13,060,610
124,269	China Petroleum and Chemical Corp. ADR	11,730,994
317,801	China Southern Airlines Co. Ltd. ADR*(a)	8,749,062
68,247	China Sunergy Co. Ltd. ADR*(a)	75,072
184,756	China Telecom Corp. Ltd. ADR	11,288,592
29,349	ChinaEdu Corp. ADR*	161,419
232,488	Ctrip.com International Ltd. ADR*(a)	8,104,532
27,262	eLong, Inc. ADR*	388,756
219,534	Focus Media Holding Ltd. ADR*(a)	5,966,934
89,033	General Steel Holdings, Inc.*(a)	109,511
369,192	Giant Interactive Group, Inc. ADR(a)	1,436,157
229,300	Guangshen Railway Co. Ltd. ADR(a)	3,953,132
66,514	Home Inns & Hotels Management, Inc. ADR*(a)	2,272,118
570,488	Huaneng Power International, Inc. ADR(a)	10,251,669
275,226	JA Solar Holdings Co. Ltd. ADR*(a)	608,249
26,544	Jinpan International Ltd.	228,278
60,856	KongZhong Corp. ADR*	311,583
234,716	LDK Solar Co. Ltd. ADR*(a)	971,724
186,362	Mindray Medical International Ltd. ADR(a)	5,087,683
210,640	NetEase.com, Inc. ADR*	9,978,017
99,437	PetroChina Co. Ltd. ADR	12,888,030
86,539	Qiao Xing Mobile Communication Co. Ltd.*	90,001
155,132	Qiao Xing Universal Resources, Inc.*(a)	136,516
91,058	Shanda Interactive Entertainment Ltd. ADR*	3,619,555
86,451	Simcere Pharmaceutical Group ADR*(a)	790,162
99,985	SINA Corp.*	8,127,781
116,534	Sinopec Shanghai Petrochemical Co. Ltd. ADR	4,237,176
88,216	Sinovac Biotech Ltd.*	179,961
291,710	Suntech Power Holdings Co. Ltd. ADR*(a)	799,285
40,113	The9 Ltd. ADR*(a)	220,621
60,180	Vimicro International Corp. ADR*	96,288
165,564	VisionChina Media, Inc. ADR*(a)	298,015
167,868	WSP Holdings Ltd. ADR*	75,541
124,055	Xinyuan Real Estate Co. Ltd. ADR	230,742
521,871	Yanzhou Coal Mining Co. Ltd. ADR	12,890,214
255,297	Yingli Green Energy Holding Co. Ltd. ADR*(a)	1,036,506
30,760	Yucheng Technologies Ltd.*(a)	76,592
		176,134,229

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—13.4%
242,265	China Mobile Ltd. ADR	$11,522,123
36,781	China Natural Resources, Inc.*(a)	349,420
567,006	China Unicom Ltd. ADR	11,402,491
73,430	CNOOC Ltd. ADR	13,849,632
72,538	Nam Tai Electronics, Inc.	348,182
		37,471,848
	United States—5.0%
123,276	Advanced Battery Technologies, Inc.*(a)	117,174
52,031	American Lorain Corp.*	70,762
116,457	AsiaInfo-Linkage, Inc.*(a)	1,166,899
45,470	China Automotive Systems, Inc.*(a)	239,627
104,460	China BAK Battery, Inc.*	96,114
41,357	China Biologic Products, Inc.*(a)	321,757
45,192	China Fire & Security Group, Inc.*(a)	400,401
43,464	China Green Agriculture, Inc.*(a)	175,595
85,574	China Information Technology, Inc.*(a)	85,574
48,628	China Marine Food Group Ltd.*(a)	77,319
30,880	China Natural Gas, Inc.*(a)	53,361
57,832	China North East Petroleum Holdings Ltd.*	155,568
60,198	China Nutrifruit Group Ltd.*	112,570
71,483	China Pharma Holdings, Inc.*(a)	64,335
70,463	China Recycling Energy Corp.*(a)	95,125
52,039	China Shen Zhou Mining & Resources, Inc.*(a)	94,711
41,076	China TransInfo Technology Corp.*(a)	132,265
58,280	China Valves Technology, Inc.*	178,920
77,117	China XD Plastics Co. Ltd.*(a)	336,230
31,941	China Yida Holding Co.*(a)	95,823
79,315	ChinaCast Education Corp.*	318,846
25,329	Chindex International, Inc.*	281,405
54,387	Deer Consumer Products, Inc.(a)	274,654
35,098	Feihe International, Inc.*	188,476
61,858	Fushi Copperweld, Inc.*(a)	393,417
56,090	Gulf Resources, Inc.*(a)	132,372
50,892	Harbin Electric, Inc.*(a)	1,195,453
41,951	Kandi Technolgies Corp.*(a)	106,136
81,340	Kingold Jewelry, Inc.*(a)	104,929
52,452	L&L Energy, Inc.*(a)	142,145
48,621	Lihua International, Inc.*	221,226
163,137	Longwei Petroleum Investment Holding Ltd.*	197,396
30,047	Orient Paper, Inc.*(a)	73,916
26,179	Sino Clean Energy, Inc. CVR*	—
34,502	SinoCoking Coal and Coke Chemical Industries, Inc.*(a)	123,172
42,008	SkyPeople Fruit Juice, Inc.*(a)	83,596
62,001	Sohu.com, Inc.*	3,744,860
31,327	SORL Auto Parts, Inc.*	103,692
78,923	Synthesis Energy Systems, Inc.*	121,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
92,774	Synutra International, Inc.*(a)	$616,947
20,213	Telestone Technologies Corp.*(a)	122,491
59,252	Trunkbow International Holdings Ltd.*(a)	129,169
32,152	Universal Travel Group*(a)	31,831
39,067	Winner Medical Group, Inc.*(a)	121,303
79,936	Yongye International, Inc.*(a)	402,877
65,341	Zhongpin, Inc.*(a)	603,097
		13,905,077
	Total Common Stocks and Other Equity Interests (Cost $338,346,695)	279,488,050
	Money Market Fund—0.0%
127,248	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $127,248)	127,248
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $338,473,943)	279,615,298
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—17.5%
48,987,690	Invesco Liquid Assets Portfolio— Institutional Class (Cost $48,987,690)(b)(c)	48,987,690
	Total Investments (Cost $387,461,633)—117.5%	328,602,988
	Liabilities in excess other assets—(17.5)%	(48,979,614)
	Net Assets—100.0%	$279,623,374

Investment Abbreviations:

ADR—American Depositary Receipt

CVR—Converted Right

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Lux Nanotech Portfolio (PXN)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Pharmaceuticals	16.8
Electronics	13.5
Semiconductors	11.9
Computers	9.2
Chemicals	8.5
Investment Companies	8.4
Miscellaneous Manufacturing	8.1
Commercial Services	5.9
Software	4.9
Energy - Alternate Sources	4.8
Electrical Components & Equipment	4.2
Auto Manufacturers	3.7
Money Market Fund	10.6
Liabilities in excess of other assets	(10.5)

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Auto Manufacturers—3.7%
13,029	Toyota Motor Corp. ADR (Japan)	$869,165
	Chemicals—8.5%
11,086	Air Products & Chemicals, Inc.	954,948
21,210	E.I. du Pont de Nemours & Co.	1,019,565
		1,974,513
	Commercial Services—5.9%
1,013,687	Altair Nanotechnologies, Inc. (Canada)*(a)	1,378,614
	Computers—9.2%
37,997	Hewlett-Packard Co.	1,011,100
6,144	International Business Machines Corp.	1,134,367
		2,145,467
	Electrical Components & Equipment—4.2%
288,299	A123 Systems, Inc.*(a)	988,866
	Electronics—13.5%
37,465	FEI Co.*	1,489,608
30,175	NVE Corp.*	1,660,229
		3,149,837
	Energy - Alternate Sources—4.8%
633,587	Headwaters, Inc.*	1,115,113

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Investment Companies—8.4%
498,070	Harris & Harris Group, Inc.*	$1,957,415
	Miscellaneous Manufacturing—8.1%
11,750	3M Co.	928,485
56,874	General Electric Co.	950,365
		1,878,850
	Pharmaceuticals—16.8%
618,872	BioDelivery Sciences International, Inc.*(a)	587,928
182,940	Elan Corp. PLC ADR (Ireland)*	2,193,451
239,276	Flamel Technologies SA ADR (France)*	1,138,954
		3,920,333
	Semiconductors—11.9%
41,382	Intel Corp.	1,015,514
66,113	Veeco Instruments, Inc.*(a)	1,764,556
		2,780,070
	Software—4.9%
170,955	Accelrys, Inc.*	1,133,432
	Total Common Stocks and Other Equity Interests (Cost $26,801,972)	23,291,675

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Lux Nanotech Portfolio (PXN)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
86,798	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $86,798)	$86,798
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.3% (Cost $26,888,770)	23,378,473
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—10.2%
2,389,600	Invesco Liquid Assets Portfolio— Institutional Class (Cost $2,389,600)(b)(c)	2,389,600
	Total Investments (Cost $29,278,370)—110.5%	25,768,073
	Liabilities in excess of other assets—(10.5)%	(2,453,276)
	Net Assets—100.0%	$23,314,797

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Commercial Services	13.9
Pharmaceuticals	12.3
Retail	9.4
Internet	5.8
Mining	5.4
Diversified Financial Services	5.1
Insurance	4.9
Electric	4.6
Real Estate	4.3
Oil & Gas	3.9
Pipelines	3.8
Software	3.6
Entertainment	2.9
Coal	2.6
Beverages	2.2
Aerospace/Defense	2.0
Healthcare - Products	1.9
Food	1.8
Textiles	1.7
Banks	1.5
Cosmetics/Personal Care	1.4
Telecommunications	1.3
Biotechnology	1.2
Miscellaneous Manufacturing	1.1
Computers	0.9
Building Materials	0.5
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—2.0%
4,919	General Dynamics Corp.	$315,751
	Banks—1.5%
6,707	JPMorgan Chase & Co.	233,135
	Beverages—2.2%
3,130	Molson Coors Brewing Co., Class B	132,524
3,354	PepsiCo, Inc.	211,134
		343,658
	Biotechnology—1.2%
3,354	Amgen, Inc.	192,084

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Building Materials—0.5%
19,094	Cemex SAB de CV ADR (Mexico)*	$83,441
	Coal—2.6%
17,852	Cloud Peak Energy, Inc.*	409,703
	Commercial Services—13.9%
8,703	Apollo Group, Inc., Class A*	412,087
7,811	Automatic Data Processing, Inc.	408,750
13,415	CoreLogic, Inc.*	163,260
1,341	MasterCard, Inc., Class A	465,649
15,664	Paychex, Inc.	456,449
16,321	Western Union Co. (The)	285,128
		2,191,323

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Computers—0.9%
8,943	Dell, Inc.*	$141,389
	Cosmetics/Personal Care—1.4%
3,354	Procter & Gamble Co. (The)	214,622
	Diversified Financial Services—5.1%
5,589	American Express Co.	282,915
22,373	Discover Financial Services	527,108
		810,023
	Electric—4.6%
16,550	Exelon Corp.	734,654
	Entertainment—2.9%
8,943	International Game Technology	157,308
12,520	International Speedway Corp., Class A	298,727
		456,035
	Food—1.8%
10,508	Sysco Corp.	291,282
	Healthcare - Products—1.9%
5,589	Zimmer Holdings, Inc.*	294,149
	Insurance—4.9%
7,830	Berkshire Hathaway, Inc., Class B*	609,644
13,415	First American Financial Corp.	160,980
		770,624
	Internet—5.8%
14,768	eBay, Inc.*	470,066
760	Google, Inc., Class A*	450,406
		920,472
	Mining—5.4%
8,947	Compass Minerals International, Inc.	680,598
5,366	Vulcan Materials Co.	167,902
		848,500
	Miscellaneous Manufacturing—1.1%
2,236	3M Co.	176,689
	Oil & Gas—3.9%
7,963	Exxon Mobil Corp.	621,831
	Pharmaceuticals—12.3%
12,927	Abbott Laboratories	696,377
5,802	Johnson & Johnson	373,591
8,279	Novartis AG ADR (Switzerland)	467,515
20,979	Pfizer, Inc.	404,056
		1,941,539

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Pipelines—3.8%
4,731.74	Kinder Morgan Management LLC*	$313,431
6,707	TransCanada Corp. (Canada)	288,669
		602,100
	Real Estate—4.3%
46,964	St. Joe Co. (The)*	673,933
	Retail—9.4%
15,659	CarMax, Inc.*	470,709
22,376	Lowe's Cos., Inc.	470,343
4,919	Walgreen Co.	163,311
6,712	Wal-Mart Stores, Inc.	380,705
		1,485,068
	Software—3.6%
11,179	Autodesk, Inc.*	386,793
6,707	Microsoft Corp.	178,608
		565,401
	Telecommunications—1.3%
11,179	Cisco Systems, Inc.	207,147
	Textiles—1.7%
8,943	Cintas Corp.	267,306
	Total Common Stocks and Other Equity Interests (Cost $14,472,657)	15,791,859
	Money Market Fund—0.4%
69,733	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $69,733)	69,733
	Total Investments (Cost $14,542,390)—100.4%	15,861,592
	Liabilities in excess of other assets—(0.4)%	(63,481)
	Net Assets—100.0%	$15,798,111

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio (PBP)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	20.3
Financials	14.4
Energy	12.6
Health Care	11.8
Consumer Staples	11.4
Consumer Discretionary	11.0
Industrials	10.8
Utilities	3.8
Materials	3.7
Telecommunication Services	3.1
Liabilities in excess of other assets	(2.9)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—102.9%
	Consumer Discretionary—11.0%
765	Abercrombie & Fitch Co., Class A	$56,916
3,194	Amazon.com, Inc.*	681,951
1,078	Apollo Group, Inc., Class A*	51,043
436	AutoNation, Inc.*	16,978
256	AutoZone, Inc.*	82,839
2,152	Bed Bath & Beyond, Inc.*	133,080
2,664	Best Buy Co., Inc.	69,877
577	Big Lots, Inc.*	21,747
1,979	Cablevision Systems Corp., Class A	28,636
1,990	CarMax, Inc.*	59,819
4,066	Carnival Corp.	143,164
5,891	CBS Corp., Class B	152,047
276	Chipotle Mexican Grill, Inc.*	92,769
2,542	Coach, Inc.	165,408
24,177	Comcast Corp., Class A	566,951
2,446	D.R. Horton, Inc.	27,224
1,184	Darden Restaurants, Inc.	56,690
542	DeVry, Inc.	20,423
6,493	DIRECTV, Class A*	295,172
2,407	Discovery Communications, Inc., Class A*	104,608
1,713	Expedia, Inc.	44,983
1,057	Family Dollar Stores, Inc.	61,972
33,418	Ford Motor Co.*	390,322
1,223	GameStop Corp., Class A*	31,272
2,118	Gannett Co., Inc.	24,759
3,051	Gap, Inc. (The)	57,664
1,379	Genuine Parts Co.	79,196
2,149	Goodyear Tire & Rubber Co. (The)*	30,860
2,689	H&R Block, Inc.	41,115
2,079	Harley-Davidson, Inc.	80,873

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
615	Harman International Industries, Inc.	$26,543
1,064	Hasbro, Inc.	40,496
13,757	Home Depot, Inc. (The)	492,501
2,625	International Game Technology	46,174
4,208	Interpublic Group of Cos., Inc. (The)	39,892
1,257	J.C. Penney Co., Inc.	40,325
5,978	Johnson Controls, Inc.	196,856
2,472	Kohl's Corp.	131,041
1,245	Leggett & Platt, Inc.	27,265
1,414	Lennar Corp., Class A	23,388
2,178	Limited Brands, Inc.	93,022
11,086	Lowe's Cos., Inc.	233,028
3,756	Macy's, Inc.	114,671
2,359	Marriott International, Inc., Class A	74,308
3,016	Mattel, Inc.	85,172
9,074	McDonald's Corp.	842,521
2,650	McGraw-Hill Cos., Inc. (The)	112,625
462	Netflix, Inc.*	37,921
2,563	Newell Rubbermaid, Inc.	37,932
20,099	News Corp., Class A	352,134
3,341	NIKE, Inc., Class B	321,905
1,440	Nordstrom, Inc.	72,994
2,458	Omnicom Group, Inc.	109,332
1,196	O'Reilly Automotive, Inc.*	90,956
438	Priceline.com, Inc.*	222,381
2,963	PulteGroup, Inc.*	15,348
569	Ralph Lauren Corp.	90,352
1,017	Ross Stores, Inc.	89,221
868	Scripps Networks Interactive, Inc., Class A	36,873
338	Sears Holdings Corp.*	26,425
6,237	Staples, Inc.	93,306

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
6,562	Starbucks Corp.	$277,835
1,690	Starwood Hotels & Resorts Worldwide, Inc.	84,686
5,938	Target Corp.	325,105
1,119	Tiffany & Co.	89,218
2,860	Time Warner Cable, Inc.	182,153
9,188	Time Warner, Inc.	321,488
3,351	TJX Cos., Inc. (The)	197,474
1,042	Urban Outfitters, Inc.*	28,394
762	VF Corp.	105,324
5,053	Viacom, Inc., Class B	221,574
16,323	Walt Disney Co. (The)	569,346
44	Washington Post Co. (The), Class B	14,967
672	Whirlpool Corp.	34,144
1,443	Wyndham Worldwide Corp.	48,586
703	Wynn Resorts Ltd.	93,358
4,084	Yum! Brands, Inc.	218,780
		10,699,698
	Consumer Staples—11.4%
18,216	Altria Group, Inc.	501,851
5,943	Archer-Daniels-Midland Co.	171,990
3,788	Avon Products, Inc.	69,245
1,358	Beam, Inc.	67,126
887	Brown-Forman Corp., Class B	66,286
1,581	Campbell Soup Co.	52,568
1,156	Clorox Co. (The)	77,383
20,193	Coca-Cola Co. (The)	1,379,586
2,805	Coca-Cola Enterprises, Inc.	75,230
4,279	Colgate-Palmolive Co.	386,693
3,646	ConAgra Foods, Inc.	92,353
1,532	Constellation Brands, Inc., Class A*	30,977
3,850	Costco Wholesale Corp.	320,513
11,827	CVS Caremark Corp.	429,320
1,615	Dean Foods Co.*	15,698
1,908	Dr Pepper Snapple Group, Inc.	71,455
994	Estee Lauder Cos., Inc. (The), Class A	97,859
5,687	General Mills, Inc.	219,120
2,823	H.J. Heinz Co.	150,861
1,360	Hershey Co. (The)	77,833
1,222	Hormel Foods Corp.	36,012
1,001	J.M. Smucker Co. (The)	77,097
2,197	Kellogg Co.	119,099
3,446	Kimberly-Clark Corp.	240,221
15,532	Kraft Foods, Inc., Class A	546,416
5,322	Kroger Co. (The)	123,364
1,217	Lorillard, Inc.	134,673
1,163	McCormick & Co., Inc.	56,475
1,794	Mead Johnson Nutrition Co.	128,899
1,433	Molson Coors Brewing Co., Class B	60,673
13,918	PepsiCo, Inc.	876,138
15,448	Philip Morris International, Inc.	1,079,352

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
24,166	Procter & Gamble Co. (The)	$1,546,382
2,973	Reynolds American, Inc.	114,996
3,078	Safeway, Inc.	59,621
5,179	Sara Lee Corp.	92,186
1,866	SUPERVALU, Inc.	14,965
5,213	Sysco Corp.	144,504
2,607	Tyson Foods, Inc., Class A	50,315
7,963	Walgreen Co.	264,372
15,459	Wal-Mart Stores, Inc.	876,835
1,387	Whole Foods Market, Inc.	100,030
		11,096,572
	Energy—12.6%
1,991	Alpha Natural Resources, Inc.*	47,864
4,378	Anadarko Petroleum Corp.	343,673
3,376	Apache Corp.	336,351
3,836	Baker Hughes, Inc.	222,450
919	Cabot Oil & Gas Corp.	71,425
2,155	Cameron International Corp.*	105,897
5,812	Chesapeake Energy Corp.	163,433
17,615	Chevron Corp.	1,850,456
12,075	ConocoPhillips	841,024
1,994	CONSOL Energy, Inc.	85,263
3,539	Denbury Resources, Inc.*	55,562
3,663	Devon Energy Corp.	237,912
611	Diamond Offshore Drilling, Inc.	40,045
6,774	El Paso Corp.	169,418
2,362	EOG Resources, Inc.	211,234
1,314	EQT Corp.	83,439
42,777	Exxon Mobil Corp.	3,340,456
2,112	FMC Technologies, Inc.*	94,660
8,088	Halliburton Co.	302,168
942	Helmerich & Payne, Inc.	50,095
2,660	Hess Corp.	166,410
6,279	Marathon Oil Corp.	163,442
3,135	Marathon Petroleum Corp.	112,546
1,702	Murphy Oil Corp.	94,240
2,528	Nabors Industries Ltd. (Bermuda)*	46,338
3,726	National Oilwell Varco, Inc.	265,776
1,164	Newfield Exploration Co.*	46,863
2,220	Noble Corp. (Switzerland)	79,787
1,552	Noble Energy, Inc.	138,656
7,148	Occidental Petroleum Corp.	664,335
2,382	Peabody Energy Corp.	103,307
1,027	Pioneer Natural Resources Co.	86,165
1,556	QEP Resources, Inc.	55,316
1,416	Range Resources Corp.	97,477
1,121	Rowan Cos., Inc.*	38,663
11,867	Schlumberger Ltd.	871,868
3,060	Southwestern Energy Co.*	128,642
5,719	Spectra Energy Corp.	163,735

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
950	Sunoco, Inc.	$35,368
1,265	Tesoro Corp.*	32,814
5,032	Valero Energy Corp.	123,787
5,179	Williams Cos., Inc. (The)	155,940
		12,324,300
	Financials—14.4%
2,972	ACE Ltd.	214,430
4,108	Aflac, Inc.	185,230
4,543	Allstate Corp. (The)	119,663
9,134	American Express Co.	462,363
3,842	American International Group, Inc.*	94,859
2,076	Ameriprise Financial, Inc.	96,908
2,873	Aon Corp.	133,939
1,062	Apartment Investment & Management Co., Class A REIT	26,200
831	Assurant, Inc.	32,027
827	AvalonBay Communities, Inc. REIT	110,562
89,127	Bank of America Corp.	608,737
10,841	Bank of New York Mellon Corp. (The)	230,696
6,130	BB&T Corp.	143,074
15,466	Berkshire Hathaway, Inc., Class B*	1,204,183
882	BlackRock, Inc.	139,171
1,292	Boston Properties, Inc. REIT	127,895
4,040	Capital One Financial Corp.	184,466
2,859	CBRE Group, Inc., Class A*	50,833
9,479	Charles Schwab Corp. (The)	116,402
2,515	Chubb Corp. (The)	168,631
1,435	Cincinnati Financial Corp.	41,529
25,662	Citigroup, Inc.	810,663
588	CME Group, Inc.	162,029
1,767	Comerica, Inc.	45,147
4,799	Discover Financial Services	113,064
2,232	E*TRADE Financial Corp.*	24,217
2,607	Equity Residential REIT	152,979
816	Federated Investors, Inc., Class B	15,945
8,089	Fifth Third Bancorp	97,149
2,319	First Horizon National Corp.	16,210
1,280	Franklin Resources, Inc.	136,486
4,316	Genworth Financial, Inc., Class A*	27,536
4,448	Goldman Sachs Group, Inc. (The)	487,278
3,917	Hartford Financial Services Group, Inc. (The)	75,402
3,581	HCP, Inc. REIT	142,703
1,561	Health Care REIT, Inc. REIT	82,249
6,210	Host Hotels & Resorts, Inc. REIT	88,617
4,639	Hudson City Bancorp, Inc.	28,994
7,593	Huntington Bancshares, Inc.	39,332
646	IntercontinentalExchange, Inc.*	83,902
3,965	Invesco Ltd.(~)	79,578
1,641	Janus Capital Group, Inc.	10,765

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
34,291	JPMorgan Chase & Co.	$1,191,955
8,380	KeyCorp	59,163
3,579	Kimco Realty Corp. REIT	62,525
1,153	Legg Mason, Inc.	31,708
1,742	Leucadia National Corp.	46,738
2,712	Lincoln National Corp.	51,664
2,736	Loews Corp.	108,619
1,105	M&T Bank Corp.	84,102
4,764	Marsh & McLennan Cos., Inc.	145,874
9,300	MetLife, Inc.	326,988
1,770	Moody's Corp.	62,817
13,056	Morgan Stanley	230,308
1,121	NASDAQ OMX Group, Inc. (The)*	28,081
2,119	Northern Trust Corp.	85,756
2,302	NYSE Euronext	61,164
3,311	People's United Financial, Inc.	42,215
1,425	Plum Creek Timber Co., Inc. REIT	53,665
4,628	PNC Financial Services Group, Inc.	248,570
2,757	Principal Financial Group, Inc.	71,075
5,617	Progressive Corp. (The)	106,779
4,037	ProLogis, Inc. REIT	120,141
4,274	Prudential Financial, Inc.	231,651
1,246	Public Storage REIT	160,796
11,071	Regions Financial Corp.	43,509
2,582	Simon Property Group, Inc. REIT	331,632
4,523	SLM Corp.	61,829
4,433	State Street Corp.	179,049
4,722	SunTrust Banks, Inc.	93,165
2,255	T. Rowe Price Group, Inc.	119,154
924	Torchmark Corp.	37,819
3,683	Travelers Cos., Inc. (The)	214,903
16,894	U.S. Bancorp	432,317
2,669	Unum Group	63,629
2,532	Ventas, Inc. REIT	140,805
1,622	Vornado Realty Trust REIT	134,318
46,434	Wells Fargo & Co.	1,203,105
4,737	Weyerhaeuser Co. REIT	85,171
2,887	XL Group PLC (Ireland)	62,763
1,621	Zions Bancorp.	28,141
		14,055,706
	Health Care—11.8%
13,689	Abbott Laboratories	737,426
3,280	Aetna, Inc.	130,413
3,054	Agilent Technologies, Inc.*	113,212
2,704	Allergan, Inc.	227,460
2,368	AmerisourceBergen Corp.	96,614
8,127	Amgen, Inc.	465,433
4,998	Baxter International, Inc.	274,790
1,912	Becton, Dickinson and Co.	149,576
2,133	Biogen Idec, Inc.*	248,196

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
13,462	Boston Scientific Corp.*	$79,291
15,001	Bristol-Myers Squibb Co.	473,882
762	C.R. Bard, Inc.	65,494
3,031	Cardinal Health, Inc.	134,182
1,967	CareFusion Corp.*	50,355
4,035	Celgene Corp.*	261,589
1,279	Cerner Corp.*	81,127
2,376	CIGNA Corp.	105,352
1,307	Coventry Health Care, Inc.*	41,576
4,340	Covidien PLC (Ireland)	204,154
821	DaVita, Inc.*	57,470
1,243	DENTSPLY International, Inc.	45,941
1,011	Edwards Lifesciences Corp.*	76,250
8,960	Eli Lilly & Co.	332,954
4,294	Express Scripts, Inc.*	196,365
2,415	Forest Laboratories, Inc.*	75,590
6,785	Gilead Sciences, Inc.*	282,663
1,450	Hospira, Inc.*	45,602
1,467	Humana, Inc.	124,534
344	Intuitive Surgical, Inc.*	149,248
24,100	Johnson & Johnson	1,551,799
890	Laboratory Corp. of America Holdings*	74,627
1,587	Life Technologies Corp.*	64,543
2,166	McKesson Corp.	176,637
3,391	Medco Health Solutions, Inc.*	186,030
9,287	Medtronic, Inc.	322,630
27,094	Merck & Co., Inc.	934,743
3,749	Mylan, Inc.*	73,368
823	Patterson Cos., Inc.	25,900
995	PerkinElmer, Inc.	20,567
68,617	Pfizer, Inc.	1,321,563
1,392	Quest Diagnostics, Inc.	77,674
2,898	St. Jude Medical, Inc.	113,022
2,903	Stryker Corp.	139,083
4,165	Tenet Healthcare Corp.*	19,700
3,358	Thermo Fisher Scientific, Inc.*	168,807
9,464	UnitedHealth Group, Inc.	454,177
1,031	Varian Medical Systems, Inc.*	60,540
803	Waters Corp.*	64,336
1,106	Watson Pharmaceuticals, Inc.*	74,279
3,172	WellPoint, Inc.	218,551
1,675	Zimmer Holdings, Inc.*	88,155
		11,557,470
	Industrials—10.8%
6,240	3M Co.	493,085
932	Avery Dennison Corp.	24,791
6,518	Boeing Co. (The)	428,819
1,450	C.H. Robinson Worldwide, Inc.	100,674
5,682	Caterpillar, Inc.	536,722
981	Cintas Corp.	29,322

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
9,633	CSX Corp.	$213,949
1,712	Cummins, Inc.	170,224
5,004	Danaher Corp.	241,943
3,640	Deere & Co.	276,276
1,636	Dover Corp.	90,847
433	Dun & Bradstreet Corp. (The)	28,950
3,000	Eaton Corp.	134,460
6,549	Emerson Electric Co.	315,138
1,077	Equifax, Inc.	37,857
1,865	Expeditors International of Washington, Inc.	85,044
2,595	Fastenal Co.	98,844
2,788	FedEx Corp.	228,142
490	Flowserve Corp.	45,418
1,529	Fluor Corp.	86,924
3,182	General Dynamics Corp.	204,253
93,226	General Electric Co.	1,557,806
1,099	Goodrich Corp.	134,770
6,881	Honeywell International, Inc.	360,564
4,322	Illinois Tool Works, Inc.	210,179
2,911	Ingersoll-Rand PLC (Ireland)	90,619
1,787	Iron Mountain, Inc.	55,272
1,122	Jacobs Engineering Group, Inc.*	43,534
924	Joy Global, Inc.	80,573
927	L-3 Communications Holdings, Inc.	62,832
2,420	Lockheed Martin Corp.	183,678
3,148	Masco Corp.	30,221
3,059	Norfolk Southern Corp.	226,335
2,445	Northrop Grumman Corp.	141,199
3,215	PACCAR, Inc.	139,017
1,023	Pall Corp.	52,347
1,364	Parker Hannifin Corp.	111,234
1,778	Pitney Bowes, Inc.	36,236
1,267	Precision Castparts Corp.	206,711
1,866	Quanta Services, Inc.*	38,981
1,652	R.R. Donnelley & Sons Co.	26,928
3,110	Raytheon Co.	137,431
2,815	Republic Services, Inc.	80,115
1,274	Robert Half International, Inc.	33,672
1,259	Rockwell Automation, Inc.	85,171
1,351	Rockwell Collins, Inc.	75,426
845	Roper Industries, Inc.	68,530
450	Ryder System, Inc.	22,923
512	Snap-On, Inc.	27,479
7,071	Southwest Airlines Co.	60,457
1,481	Stanley Black & Decker, Inc.	94,562
757	Stericycle, Inc.*	63,270
2,439	Textron, Inc.	47,365
4,084	Tyco International Ltd. (Switzerland)	186,026
4,293	Union Pacific Corp.	427,454

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
8,626	United Parcel Service, Inc., Class B	$605,890
7,992	United Technologies Corp.	623,216
535	W.W. Grainger, Inc.	91,651
4,152	Waste Management, Inc.	136,725
1,630	Xylem, Inc.*	43,586
		10,571,667
	Information Technology—20.3%
5,667	Accenture PLC, Class A (Ireland)	341,493
4,343	Adobe Systems, Inc.*	127,728
5,107	Advanced Micro Devices, Inc.*	29,774
1,622	Akamai Technologies, Inc.*	43,697
2,849	Altera Corp.	108,034
1,494	Amphenol Corp., Class A	70,950
2,633	Analog Devices, Inc.	96,289
8,157	Apple, Inc.*	3,301,790
11,587	Applied Materials, Inc.	142,752
2,012	Autodesk, Inc.*	69,615
4,307	Automatic Data Processing, Inc.	225,385
1,544	BMC Software, Inc.*	53,669
4,235	Broadcom Corp., Class A	152,841
3,329	CA, Inc.	72,106
48,372	Cisco Systems, Inc.	896,333
1,656	Citrix Systems, Inc.*	120,606
2,671	Cognizant Technology Solutions Corp., Class A*	194,315
1,364	Computer Sciences Corp.	42,911
1,922	Compuware Corp.*	16,241
13,817	Corning, Inc.	197,445
13,638	Dell, Inc.*	215,617
10,087	eBay, Inc.*	321,069
2,940	Electronic Arts, Inc.*	68,649
18,160	EMC Corp.*	445,102
710	F5 Networks, Inc.*	73,804
2,180	Fidelity National Information Services, Inc.	57,072
516	First Solar, Inc.*	25,681
1,245	Fiserv, Inc.*	73,293
1,405	FLIR Systems, Inc.	36,951
2,215	Google, Inc., Class A*	1,312,698
1,057	Harris Corp.	39,902
18,241	Hewlett-Packard Co.	485,393
46,180	Intel Corp.	1,133,257
10,503	International Business Machines Corp.	1,939,169
2,674	Intuit, Inc.	143,514
1,603	Jabil Circuit, Inc.	32,958
2,006	JDS Uniphase Corp.*	24,072
4,687	Juniper Networks, Inc.*	114,691
1,469	KLA-Tencor Corp.	69,175
697	Lexmark International, Inc., Class A	22,095
2,004	Linear Technology Corp.	64,749
5,038	LSI Corp.*	31,487

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
939	MasterCard, Inc., Class A	$326,058
2,027	MEMC Electronic Materials, Inc.*	12,142
1,676	Microchip Technology, Inc.	60,604
8,830	Micron Technology, Inc.*	49,360
65,578	Microsoft Corp.	1,746,342
1,203	Molex, Inc.	29,702
1,136	Monster Worldwide, Inc.*	10,485
2,300	Motorola Mobility Holdings, Inc.*	89,424
2,656	Motorola Solutions, Inc.	124,593
3,240	NetApp, Inc.*	132,710
612	Novellus Systems, Inc.*	21,145
5,310	NVIDIA Corp.*	78,588
34,748	Oracle Corp.	1,138,692
2,834	Paychex, Inc.	82,583
14,773	QUALCOMM, Inc.	762,287
1,698	Red Hat, Inc.*	84,306
2,429	SAIC, Inc.*	30,192
1,192	Salesforce.com, Inc.*	158,739
2,104	SanDisk Corp.*	106,610
6,594	Symantec Corp.*	112,164
3,812	TE Connectivity Ltd. (Switzerland)	135,517
3,209	Tellabs, Inc.	13,895
1,480	Teradata Corp.*	88,297
1,637	Teradyne, Inc.*	23,442
10,161	Texas Instruments, Inc.	312,247
1,440	Total System Services, Inc.	28,642
1,463	VeriSign, Inc.	46,948
4,499	Visa, Inc., Class A	419,577
2,051	Western Digital Corp.*	54,639
5,520	Western Union Co. (The)	96,434
12,343	Xerox Corp.	100,966
2,332	Xilinx, Inc.	78,029
11,104	Yahoo!, Inc.*	173,667
		19,763,398
	Materials—3.7%
1,874	Air Products & Chemicals, Inc.	161,426
599	Airgas, Inc.	41,301
970	AK Steel Holding Corp.	8,080
9,359	Alcoa, Inc.	100,703
935	Allegheny Technologies, Inc.	43,384
1,438	Ball Corp.	49,712
909	Bemis Co., Inc.	25,552
631	CF Industries Holdings, Inc.	102,392
1,284	Cliffs Natural Resources, Inc.	87,594
10,388	Dow Chemical Co. (The)	289,617
8,201	E.I. du Pont de Nemours & Co.	394,222
1,235	Eastman Chemical Co.	48,523
2,040	Ecolab, Inc.	109,834
630	FMC Corp.	49,701
8,336	Freeport-McMoRan Copper & Gold, Inc.	335,607

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
711	International Flavors & Fragrances, Inc.	$43,058
3,844	International Paper Co.	106,479
1,501	MeadWestvaco Corp.	41,893
4,703	Monsanto Co.	342,143
2,435	Mosaic Co. (The)	142,594
4,346	Newmont Mining Corp.	290,443
2,784	Nucor Corp.	105,180
1,444	Owens-Illinois, Inc.*	28,996
1,385	PPG Industries, Inc.	119,678
2,657	Praxair, Inc.	270,137
1,418	Sealed Air Corp.	25,240
776	Sherwin-Williams Co. (The)	64,183
1,074	Sigma-Aldrich Corp.	70,326
735	Titanium Metals Corp.	12,311
1,266	United States Steel Corp.	32,106
1,136	Vulcan Materials Co.	35,545
		3,577,960
	Telecommunication Services—3.1%
3,481	American Tower Corp., Class A*	191,803
52,117	AT&T, Inc.	1,527,549
5,421	CenturyLink, Inc.	191,145
8,753	Frontier Communications Corp.	54,794
2,579	MetroPCS Communications, Inc.*	21,922
26,335	Sprint Nextel Corp.*	67,681
24,894	Verizon Communications, Inc.	920,580
4,485	Windstream Corp.	54,582
		3,030,056
	Utilities—3.8%
5,780	AES Corp. (The)*	64,852
2,125	Ameren Corp.	67,745
4,241	American Electric Power Co., Inc.	166,586
3,745	CenterPoint Energy, Inc.	78,046
2,214	CMS Energy Corp.	46,095
2,576	Consolidated Edison, Inc.	149,073
1,771	Constellation Energy Group, Inc.	70,309
5,006	Dominion Resources, Inc.	258,260
1,489	DTE Energy Co.	77,592
11,713	Duke Energy Corp.	239,179
2,865	Edison International	116,319
1,555	Entergy Corp.	107,559
5,828	Exelon Corp.	258,705
3,678	FirstEnergy Corp.	165,363
685	Integrys Energy Group, Inc.	36,243
3,714	NextEra Energy, Inc.	209,470
401	Nicor, Inc.	22,556
2,468	NiSource, Inc.	54,518
1,556	Northeast Utilities	53,791
2,122	NRG Energy, Inc.*	45,453
911	ONEOK, Inc.	69,282
1,991	Pepco Holdings, Inc.	39,422

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
3,538	PG&E Corp.	$151,780
960	Pinnacle West Capital Corp.	43,757
5,081	PPL Corp.	149,229
2,591	Progress Energy, Inc.	134,991
4,449	Public Service Enterprise Group, Inc.	149,931
1,010	SCANA Corp.	42,703
2,107	Sempra Energy	113,209
7,543	Southern Co.	325,858
1,897	TECO Energy, Inc.	35,227
2,056	Wisconsin Energy Corp.	66,676
4,261	Xcel Energy, Inc.	110,147
		3,719,926
	Total Investments (Cost $83,909,013)—102.9%	100,396,753
	Liabilities in excess of other assets—(2.9)%	(2,851,768)
	Net Assets—100.0%	$97,544,985

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of the call options written were based on Level 1 inputs. See Note 2H and Note 3.

(~)  Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

See Notes to Financial Statements.

27

Portfolio Composition

PowerShares S&P 500® High Quality Portfolio (PIV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Industrials	21.9
Consumer Staples	21.2
Consumer Discretionary	18.8
Health Care	10.1
Financials	7.6
Materials	7.1
Information Technology	5.1
Utilities	4.8
Energy	3.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (PIV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—18.8%
19,561	Darden Restaurants, Inc.	$936,581
25,167	Family Dollar Stores, Inc.	1,475,541
51,333	Gap, Inc. (The)	970,194
16,481	Genuine Parts Co.	946,504
12,010	Harley-Davidson, Inc.	467,189
26,265	Hasbro, Inc.	999,646
26,040	Home Depot, Inc. (The)	932,232
28,222	Johnson Controls, Inc.	929,350
21,736	Lowe's Cos., Inc.	456,891
14,840	Marriott International, Inc., Class A	467,460
16,538	Mattel, Inc.	467,033
10,148	McDonald's Corp.	942,242
26,481	News Corp., Class A	463,947
14,726	NIKE, Inc., Class B	1,418,850
8,977	Nordstrom, Inc.	455,044
32,427	Omnicom Group, Inc.	1,442,353
3,069	Ralph Lauren Corp.	487,326
16,107	Ross Stores, Inc.	1,413,067
25,856	Target Corp.	1,415,616
6,316	Tiffany & Co.	503,575
23,723	TJX Cos., Inc. (The)	1,397,996
6,814	VF Corp.	941,831
26,478	Walt Disney Co. (The)	923,553
17,505	Yum! Brands, Inc.	937,743
		21,791,764
	Consumer Staples—21.2%
32,985	Altria Group, Inc.	908,737
32,890	Archer-Daniels-Midland Co.	951,837
20,397	Avon Products, Inc.	372,857

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,314	Brown-Forman Corp., Class B	$920,225
13,585	Campbell Soup Co.	451,701
13,402	Clorox Co. (The)	897,130
20,178	Coca-Cola Co. (The)	1,378,561
14,826	Colgate-Palmolive Co.	1,339,826
17,751	ConAgra Foods, Inc.	449,633
5,565	Costco Wholesale Corp.	463,286
38,971	CVS Caremark Corp.	1,414,647
4,644	Estee Lauder Cos., Inc. (The), Class A	457,202
34,520	General Mills, Inc.	1,330,056
47,438	Hormel Foods Corp.	1,397,998
12,105	J.M. Smucker Co. (The)	932,327
24,965	Kellogg Co.	1,353,353
12,657	Kimberly-Clark Corp.	882,319
12,914	Kraft Foods, Inc., Class A	454,314
28,828	McCormick & Co., Inc.	1,399,888
21,997	PepsiCo, Inc.	1,384,711
21,098	Procter & Gamble Co. (The)	1,350,061
51,333	Sysco Corp.	1,422,951
41,487	Walgreen Co.	1,377,368
24,686	Wal-Mart Stores, Inc.	1,400,190
		24,691,178
	Energy—3.3%
4,980	Apache Corp.	496,157
9,084	Chevron Corp.	954,274
17,527	Exxon Mobil Corp.	1,368,683
7,912	Hess Corp.	494,975
5,326	Occidental Petroleum Corp.	494,999
		3,809,088

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio (PIV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—7.6%
22,099	Aflac, Inc.	$996,444
9,868	American Express Co.	499,518
3,734	AvalonBay Communities, Inc. REIT	499,198
10,814	Capital One Financial Corp.	493,767
14,517	Chubb Corp. (The)	973,365
17,046	Cincinnati Financial Corp.	493,311
4,703	Goldman Sachs Group, Inc. (The)	515,214
9,452	Health Care REIT, Inc.	498,026
156,019	Hudson City Bancorp, Inc.	975,119
29,368	Kimco Realty Corp. REIT	513,059
8,491	T. Rowe Price Group, Inc.	448,664
23,707	Torchmark Corp.	970,327
8,873	Travelers Cos., Inc. (The)	517,740
17,058	Wells Fargo & Co.	441,973
		8,835,725
	Health Care—10.1%
17,309	Abbott Laboratories	932,436
11,915	AmerisourceBergen Corp.	486,132
16,322	Baxter International, Inc.	897,383
12,286	Becton, Dickinson and Co.	961,134
10,543	C.R. Bard, Inc.	906,171
13,715	DENTSPLY International, Inc.	506,906
11,321	Express Scripts, Inc.*	517,709
21,154	Johnson & Johnson	1,362,106
6,194	McKesson Corp.	505,121
27,574	Medtronic, Inc.	957,921
25,745	Mylan, Inc.*	503,829
9,376	Quest Diagnostics, Inc.	523,181
27,370	Stryker Corp.	1,311,297
28,993	UnitedHealth Group, Inc.	1,391,374
		11,762,700
	Industrials—21.9%
17,354	3M Co.	1,371,313
18,627	C.H. Robinson Worldwide, Inc.	1,293,273
16,281	Caterpillar, Inc.	1,537,903
15,390	Cintas Corp.	460,007
21,530	CSX Corp.	478,181
30,169	Danaher Corp.	1,458,671
6,373	Deere & Co.	483,711
16,955	Dover Corp.	941,511
21,644	Eaton Corp.	970,084
28,816	Emerson Electric Co.	1,386,626
30,800	Expeditors International of Washington, Inc.	1,404,480
27,327	Fastenal Co.	1,040,885
22,067	General Dynamics Corp.	1,416,481
27,406	General Electric Co.	457,954
9,196	Honeywell International, Inc.	481,870
19,465	Illinois Tool Works, Inc.	946,583

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,212	L-3 Communications Holdings, Inc.	$895,509
6,674	Norfolk Southern Corp.	493,809
8,338	Northrop Grumman Corp.	481,520
12,399	Parker Hannifin Corp.	1,011,139
16,422	Rockwell Collins, Inc.	916,840
11,707	Roper Industries, Inc.	949,438
9,226	Snap-On, Inc.	495,159
9,924	Union Pacific Corp.	988,133
18,342	United Technologies Corp.	1,430,309
8,670	W.W. Grainger, Inc.	1,485,258
4,429	Xylem, Inc.*	118,432
		25,395,079
	Information Technology—5.1%
17,647	Automatic Data Processing, Inc.	923,468
12,383	Harris Corp.	467,458
17,422	Hewlett-Packard Co.	463,599
7,186	International Business Machines Corp.	1,326,751
29,244	Linear Technology Corp.	944,874
16,680	Microsoft Corp.	444,188
14,284	Oracle Corp.	468,087
32,025	Paychex, Inc.	933,209
		5,971,634
	Materials—7.1%
10,858	Air Products & Chemicals, Inc.	935,308
6,589	Airgas, Inc.	454,311
26,876	Ball Corp.	929,103
25,934	Ecolab, Inc.	1,396,287
14,901	International Flavors & Fragrances, Inc.	902,405
13,337	Praxair, Inc.	1,355,973
11,403	Sherwin-Williams Co. (The)	943,142
20,927	Sigma-Aldrich Corp.	1,370,300
		8,286,829
	Utilities—4.8%
9,013	Dominion Resources, Inc.	464,981
13,686	Entergy Corp.	946,661
10,272	FirstEnergy Corp.	461,829
16,637	NextEra Energy, Inc.	938,327
6,439	ONEOK, Inc.	489,686
15,956	PPL Corp.	468,628
8,706	Sempra Energy	467,773
10,663	Southern Co.	460,641
28,665	Wisconsin Energy Corp.	929,606
		5,628,132
	Total Common Stocks and Other Equity Interests (Cost $107,050,791)	116,172,129

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio (PIV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
117,390	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $117,390)	$117,390
	Total Investments (Cost $107,168,181)—100.0%	116,289,519
	Liabilities in excess of other assets—(0.0)%	(43,050)
	Net Assets—100.0%	$116,246,469

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Water Resources Portfolio (PHO)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Machinery - Diversified	17.7
Miscellaneous Manufacturing	15.8
Engineering & Construction	15.7
Environmental Control	14.4
Water	12.9
Electronics	9.9
Metal Fabricate/Hardware	9.8
Hand/Machine Tools	3.8
Money Market Fund	4.3
Liabilities in excess of other assets	(4.3)

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Electronics—9.9%
831,042	Badger Meter, Inc.(~)(a)	$27,208,315
792,493	Itron, Inc.*	29,155,817
964,740	Watts Water Technologies, Inc., Class A	30,379,663
		86,743,795
	Engineering & Construction—15.7%
1,870,744	Aecom Technology Corp.*	39,135,965
2,008,968	Aegion Corp.*(~)	29,712,637
1,178,888	Layne Christensen Co.*(~)	29,696,189
1,113,839	URS Corp.*	39,764,052
		138,308,843
	Environmental Control—14.4%
2,262,433	Calgon Carbon Corp.*	36,085,806
2,845,598	Energy Recovery, Inc.*(~)(a)	8,735,986
942,034	Met-Pro Corp.(~)	8,487,726
919,726	Nalco Holding Co.	34,682,868
1,748,948	Tetra Tech, Inc.*	38,179,535
		126,171,921
	Hand/Machine Tools—3.8%
734,183	Franklin Electric Co., Inc.	33,713,683
	Machinery - Diversified—17.7%
356,799	Flowserve Corp.	33,071,699
1,016,671	Gorman-Rupp Co. (The)	27,317,950
806,610	IDEX Corp.	28,594,324
590,897	Lindsay Corp.(a)	34,331,116
402,326	Roper Industries, Inc.	32,628,639
		155,943,728

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Metal Fabricate/Hardware—9.8%
10,642,757	Mueller Water Products, Inc., Class A(~)	$29,267,582
840,638	Northwest Pipe Co.*(~)	22,419,815
402,629	Valmont Industries, Inc.	34,525,437
		86,212,834
	Miscellaneous Manufacturing—15.8%
621,638	Danaher Corp.	30,056,197
756,217	ITT Corp.*	34,483,495
746,474	Pall Corp.	38,197,075
991,260	Pentair, Inc.	35,635,797
		138,372,564
	Water—12.9%
488,154	American States Water Co.	17,056,101
541,130	American Water Works Co., Inc.	16,520,699
769,081	Aqua America, Inc.	17,065,907
340,790	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	18,491,266
1,309,847	Consolidated Water Co. Ltd. (Cayman Islands)(~)(a)	12,155,380
2,278,615	Veolia Environnement SA ADR (France)(a)	32,333,547
		113,622,900
	Total Common Stocks and Other Equity Interests (Cost $959,835,563)	879,090,268

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Water Resources Portfolio (PHO)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
1,278,588	Goldman Sachs Financial Square Prime
	Obligations—Institutional Share Class
	(Cost $1,278,588)	$1,278,588
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.1% (Cost $961,114,151)	880,368,856
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.2%
37,002,310	Invesco Liquid Assets Portfolio— Institutional Class (Cost $37,002,310)(b)(c)	37,002,310
	Total Investments (Cost $998,116,461)—104.3%	917,371,166
	Liabilities in excess of other assets—(4.3)%	(38,276,121)
	Net Assets—100.0%	$879,095,045

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated Investment. See Note 6.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

32

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio (PBW)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Electrical Components & Equipment	18.8
Semiconductors	15.7
Electric	13.0
Energy - Alternate Sources	12.8
Chemicals	9.3
Auto Parts & Equipment	5.2
Mining	4.6
Miscellaneous Manufacturing	4.0
Computers	3.9
Electronics	2.8
Auto Manufacturers	2.5
Food	2.4
Commercial Services	2.3
Metal Fabricate/Hardware	2.2
Engineering & Construction	0.5
Money Market Fund	32.3
Liabilities in excess of other assets	(32.3)

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.5%
221,827	Tesla Motors, Inc.*(a)	$6,515,059
	Auto Parts & Equipment—5.2%
438,465	Amerigon, Inc.*	6,726,053
298,084	Fuel Systems Solutions, Inc.*	6,957,281
		13,683,334
	Chemicals—9.3%
67,884	Air Products & Chemicals, Inc.	5,847,528
370,015	Daqo New Energy Corp. ADR (Cayman Islands)*(a)	1,302,453
195,354	OM Group, Inc.*	5,647,684
105,496	Sociedad Quimica y Minera de Chile SA ADR (Chile)	6,171,516
762,966	Zoltek Cos., Inc.*(a)	5,531,504
		24,500,685
	Commercial Services—2.3%
293,422	Quanta Services, Inc.*	6,129,585
	Computers—3.9%
727,306	Echelon Corp.*	4,916,588
267,111	Maxwell Technologies, Inc.*(a)	5,334,207
		10,250,795

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electric—13.0%
545,998	Ameresco, Inc., Class A*	$6,000,518
349,874	Calpine Corp.*	5,307,589
220,284	CPFL Energia SA ADR (Brazil)	5,725,181
135,863	IDACORP, Inc.	5,486,148
75,322	ITC Holdings Corp.	5,474,403
326,599	Ormat Technologies, Inc.(a)	6,202,115
		34,195,954
	Electrical Components & Equipment—18.8%
1,331,277	A123 Systems, Inc.*(a)	4,566,280
975,468	Active Power, Inc.*	889,139
1,360,137	American Superconductor Corp.*(a)	5,930,197
296,006	Canadian Solar, Inc. (China)*(a)	1,021,221
1,921,438	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)*(a)	6,052,530
1,143,634	Power-One, Inc.*(a)	5,660,988
275,131	PowerSecure International, Inc.*	1,169,307
1,038,397	Satcon Technology Corp.*(a)	1,100,701
593,783	SunPower Corp., Class A*(a)	5,949,706
2,113,504	Suntech Power Holdings Co. Ltd. ADR (China)*(a)	5,791,001
107,357	Universal Display Corp.*(a)	5,027,528

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,584,618	Yingli Green Energy Holding Co. Ltd. ADR (China)*(a)	$6,433,549
		49,592,147
	Electronics—2.8%
164,278	Itron, Inc.*	6,043,788
660,314	UQM Technologies, Inc.*(a)	1,366,850
		7,410,638
	Energy - Alternate Sources—12.8%
267,654	Amyris, Inc.*(a)	5,486,907
968,125	Ballard Power Systems, Inc. (Canada)*	1,452,187
656,949	Comverge, Inc.*(a)	1,083,966
76,263	First Solar, Inc.*(a)	3,795,609
1,262,367	FuelCell Energy, Inc.*(a)	1,350,733
193,426	Gevo, Inc.*(a)	1,437,155
2,602,003	JA Solar Holdings Co. Ltd. ADR (China)*(a)	5,750,427
597,702	Renesola Ltd. ADR (British Virgin Islands)*(a)	1,362,761
565,488	Solazyme, Inc.*	5,751,013
775,599	Trina Solar Ltd. ADR (Cayman Islands)*(a)	6,259,084
		33,729,842
	Engineering & Construction—0.5%
389,015	Lime Energy Co.*	1,163,155
	Food—2.4%
530,005	Cosan Ltd., Class A (Brazil)	6,360,060
	Metal Fabricate/Hardware—2.2%
183,737	Kaydon Corp.	5,780,366
	Mining—4.6%
153,452	Molycorp, Inc.*(a)	5,872,608
943,127	Rare Element Resources Ltd. (Canada)*(a)	6,158,619
		12,031,227
	Miscellaneous Manufacturing—4.0%
88,335	Polypore International, Inc.*	4,633,171
697,075	STR Holdings, Inc.*(a)	5,959,991
		10,593,162
	Semiconductors—15.7%
343,292	Aixtron SE ADR (Germany)(a)	4,833,551
138,970	Amtech Systems, Inc.*	1,420,273
195,708	Cree, Inc.*(a)	5,213,661
1,021,910	EMCORE Corp.*(a)	1,011,691
689,288	GT Advanced Technologies, Inc.*	5,652,162
2,308,053	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)*(a)	5,170,039
284,788	International Rectifier Corp.*	6,917,500

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
976,113	MEMC Electronic Materials, Inc.*	$5,846,917
509,445	Rubicon Technology, Inc.*(a)	5,308,417
		41,374,211
	Total Common Stocks and Other Equity Interests (Cost $410,625,057)	263,310,220
	Money Market Fund—0.1%
226,755	Goldman Sachs Financial Square Prime
	Obligations—Institutional Share Class
	(Cost $226,755)	226,755
	Total Investments (excluding investment purchased with cash collateral from securities on loan)—100.1% (Cost $410,851,812)	263,536,975
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—32.2%
84,768,291	Invesco Liquid Assets Portfolio— Institutional Class (Cost $84,768,291)(b)(c)	84,768,291
	Total Investments (Cost $495,620,103)—132.3%	348,305,266
	Liabilities in excess of other assets—(32.3)%	(84,923,001)
	Net Assets—100.0%	$263,382,265

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2J.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

34

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio (PUW)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Miscellaneous Manufacturing	16.8
Electrical Components & Equipment	11.2
Electric	7.4
Auto Parts & Equipment	7.2
Electronics	7.0
Chemicals	6.7
Oil & Gas	6.6
Engineering & Construction	6.6
Mining	6.4
Energy - Alternate Sources	3.8
Machinery - Diversified	3.4
Building Materials	3.1
Auto Manufacturers	2.4
Transportation	2.4
Telecommunications	2.2
Hand/Machine Tools	2.2
Agriculture	2.1
Semiconductors	1.9
Environmental Control	0.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Agriculture—2.1%
27,698	Andersons, Inc. (The)	$1,022,610
	Auto Manufacturers—2.4%
58,616	Tata Motors Ltd. ADR (India)	1,175,251
	Auto Parts & Equipment—7.2%
50,815	Exide Technologies*	228,668
36,387	Johnson Controls, Inc.	1,198,224
34,145	Tenneco, Inc.*	1,117,224
31,356	Westport Innovations, Inc. (Canada)*	948,519
		3,492,635
	Building Materials—3.1%
24,368	Apogee Enterprises, Inc.	266,098
43,602	Owens Corning*	1,237,425
		1,503,523
	Chemicals—6.7%
44,394	Methanex Corp. (Canada)	1,147,141
24,391	Rockwood Holdings, Inc.*	1,122,962

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,997	Sasol Ltd. ADR (South Africa)	$995,144
		3,265,247
	Electric—7.4%
112,846	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,122,818
65,427	Companhia Energetica de Minas Gerais ADR (Brazil)	1,114,876
21,024	EnerNOC, Inc.*	186,483
58,177	Enersis SA ADR (Chile)	1,142,014
		3,566,191
	Electrical Components & Equipment—11.2%
22,797	Emerson Electric Co.	1,096,992
13,506	Energizer Holdings, Inc.*	996,608
45,901	EnerSys*	1,034,150
41,311	General Cable Corp.*	1,158,360
71,703	GrafTech International Ltd.*	1,126,454
		5,412,564

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—7.0%
62,948	Elster Group SE ADR (Germany)*	$937,296
54,364	Koninklijke Philips Electronics NV (Netherlands)	1,133,489
54,588	SemiLEDs Corp.*	180,141
33,907	Woodward, Inc.	1,148,769
		3,399,695
	Energy - Alternate Sources—3.8%
77,935	Clean Energy Fuels Corp.*	921,192
61,888	Covanta Holding Corp.	907,278
		1,828,470
	Engineering & Construction—6.6%
31,296	Chicago Bridge & Iron Co. NV (Netherlands)	1,144,808
52,542	Foster Wheeler AG (Switzerland)*	1,120,195
83,060	McDermott International, Inc.*	911,999
		3,177,002
	Environmental Control—0.5%
60,921	EnergySolutions, Inc.*	229,672
	Hand/Machine Tools—2.2%
19,703	Regal-Beloit Corp.	1,046,820
	Machinery - Diversified—3.4%
17,930	Altra Holdings, Inc.*	263,571
19,955	Chart Industries, Inc.*	1,127,657
9,274	Global Power Equipment Group, Inc.*	245,854
		1,637,082
	Mining—6.4%
67,032	Avalon Rare Metals, Inc. (Canada)*	224,557
49,627	Cameco Corp. (Canada)	1,063,507
807,151	Denison Mines Corp. (Canada)*	1,275,299
80,782	Quest Rare Minerals Ltd. (Canada)*	267,388
116,685	USEC, Inc.*	245,038
		3,075,789
	Miscellaneous Manufacturing—16.8%
28,606	A.O. Smith Corp.	1,062,999
20,740	Cooper Industries PLC (Ireland)	1,088,021
27,537	Eaton Corp.	1,234,208
36,151	ESCO Technologies, Inc.	1,105,136
46,817	Hexcel Corp.*	1,156,848
30,704	LSB Industries, Inc.*	1,087,843
13,143	PMFG, Inc.*	268,774
10,907	Siemens AG ADR (Germany)	1,144,908
		8,148,737

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil & Gas—6.6%
35,284	Chesapeake Energy Corp.	$992,186
15,402	Range Resources Corp.	1,060,274
26,987	Southwestern Energy Co.*	1,134,533
		3,186,993
	Semiconductors—1.9%
34,566	Veeco Instruments, Inc.*	922,567
	Telecommunications—2.2%
73,339	Corning, Inc.	1,048,014
	Transportation—2.4%
29,018	Golar LNG Ltd. (Bermuda)	1,173,198
	Total Common Stocks and Other Equity Interests (Cost $48,186,732)	48,312,060
	Money Market Fund—0.2%
112,984	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $112,984)	112,984
	Total Investments (Cost $48,299,716)—100.1%	48,425,044
	Liabilities in excess of other assets—(0.1)%	(67,906)
	Net Assets—100.0%	$48,357,138

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following countries:

Canada	10.2%

See Notes to Financial Statements.

36

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Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon Halter USX China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
ASSETS:
Unaffiliated investments, at value*	$65,566,750	$108,734,335	$464,765,331	$296,650,250	$279,615,298	$23,378,473
Affiliated investments, at value (Note 6)	—	—	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2J)	—	9,894,990	—	—	48,987,690	2,389,600
Total investments, at value	65,566,750	118,629,325	464,765,331	296,650,250	328,602,988	25,768,073
Cash	183,543	101	3,646	—	7,128	67
Foreign currencies, at value	—	16,405	—	26,080	—	—
Receivables:
Investments sold	29,902,420	—	96,382	39,228,805	4,719,299	273,060
Dividends	68,876	52,930	106,898	138,921	47,791	6,808
Expense waivers	7,965	9,342	—	1,170	—	9,899
Foreign tax reclaims	—	80,633	—	328,325	—	—
Variation margin	—	—	—	3,549	—	—
Shares sold	—	—	21,914,272	—	—	—
Affiliated securities lending dividends	—	24,531	—	—	343,700	11,927
Other assets	—	—	—	—	—	—
Total Assets	95,729,554	118,813,267	486,886,529	336,377,100	333,720,906	26,069,834
LIABILITIES:
Due to custodian	—	—	—	52,966	—	—
Payables:
Shares repurchased	27,211,214	—	—	—	4,459,017	—
Investments purchased	3,016,593	—	21,912,647	6,243,587	138,385	245,158
Collateral upon return of securities loaned	—	9,894,990	—	—	48,987,690	2,389,600
Expenses recapture	—	—	—	—	3,256	—
Unrealized depreciation on swap agreements	—	—	—	34,979	—	—
Open written options, at value	—	—	—	—	—	—
Accrued advisory fees	30,934	44,228	169,921	132,064	114,216	9,603
Accrued expenses	163,899	164,166	338,561	238,587	394,968	110,676
Total Liabilities	30,422,640	10,103,384	22,421,129	6,702,183	54,097,532	2,755,037
NET ASSETS	$65,306,914	$108,709,883	$464,465,400	$329,674,917	$279,623,374	$23,314,797
NET ASSETS CONSIST OF:
Shares of beneficial interest	$120,535,626	$179,576,690	$625,003,291	$460,127,448	$523,208,885	$102,493,134
Undistributed net investment income (loss)	(128,343)	626,856	86,310	(25,280,262)	1,087,084	16,408
Undistributed net realized gain (loss)	(40,577,998)	(65,693,678)	(193,037,626)	(93,900,278)	(185,813,950)	(75,684,448)
Net unrealized appreciation (depreciation)	(14,522,371)	(5,799,985)	32,413,425	(11,271,991)	(58,858,645)	(3,510,297)
Net Assets	$65,306,914	$108,709,883	$464,465,400	$329,674,917	$279,623,374	$23,314,797
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,600,000	4,700,000	19,300,000	37,650,000	12,700,000	3,650,000
Net asset value	$18.14	$23.13	$24.07	$8.76	$22.02	$6.39
Share price	$18.17	$22.94	$24.10	$8.74	$21.98	$6.38
Unaffiliated investments, at cost	$80,089,121	$114,535,532	$432,351,906	$307,898,259	$338,473,943	$26,888,770
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$9,894,990	$—	$—	$48,987,690	$2,389,600
Total investments, at cost	$80,089,121	$124,430,522	$432,351,906	$307,898,259	$387,461,633	$29,278,370
Foreign currencies, at cost	$—	$15,856	$—	$25,786	$—	$—
Premium received on written options contract	$—	$—	$—	$—	$—	$—
*Includes securities on loan with an aggregate value of	$—	$9,828,936	$—	$—	$46,750,362	$2,162,032

See Notes to Financial Statements.

38

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (PIV)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
ASSETS:
Unaffiliated investments, at value*	$15,861,592	$100,317,175	$116,289,519	$712,685,226	$263,536,975	$48,425,044
Affiliated investments, at value (Note 6)	—	79,578	—	167,683,630	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2J)	—	—	—	37,002,310	84,768,291	—
Total investments, at value	15,861,592	100,396,753	116,289,519	917,371,166	348,305,266	48,425,044
Cash	—	—	80	—	233	71
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Investments sold	—	80,050	1,865,281	—	6,886,784	—
Dividends	19,624	113,139	138,327	336,611	48,507	50,775
Expense waivers	13,444	—	22,907	—	20,136	8,236
Foreign tax reclaims	—	—	—	34,149	24,643	4,346
Variation margin	—	—	—	—	—	—
Shares sold	—	—	1,411,223	—	—	—
Affiliated securities lending dividends	—	—	—	10,299	550,199	—
Other assets	12,849	—	—	—	—	—
Total Assets	15,907,509	100,589,942	119,727,337	917,752,225	355,835,768	48,488,472
LIABILITIES:
Due to custodian	17	98,976	—	256,167	—	—
Payables:
Shares repurchased	—	—	1,411,223	—	6,886,075	—
Investments purchased	—	46,533	1,803,870	—	121,367	—
Collateral upon return of securities loaned	—	—	—	37,002,310	84,768,291	—
Expenses recapture	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Open written options, at value	—	2,840,000	—	—	—	—
Accrued advisory fees	6,465	59,448	47,747	366,706	109,457	19,233
Accrued expenses	102,916	—	218,028	1,031,997	568,313	112,101
Total Liabilities	109,398	3,044,957	3,480,868	38,657,180	92,453,503	131,334
NET ASSETS	$15,798,111	$97,544,985	$116,246,469	$879,095,045	$263,382,265	$48,357,138
NET ASSETS CONSIST OF:
Shares of beneficial interest	$44,252,295	$94,167,486	$242,132,151	$1,383,607,865	$1,690,988,331	$75,799,982
Undistributed net investment income (loss)	28,611	158,824	243,147	102,029	797,059	(326,489)
Undistributed net realized gain (loss)	(29,801,997)	(12,995,237)	(135,250,167)	(423,869,554)	(1,281,088,288)	(27,241,683)
Net unrealized appreciation (depreciation)	1,319,202	16,213,912	9,121,338	(80,745,295)	(147,314,837)	125,328
Net Assets	$15,798,111	$97,544,985	$116,246,469	$879,095,045	$263,382,265	$48,357,138
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	4,750,000	8,400,000	51,300,000	43,500,000	2,050,000
Net asset value	$19.75	$20.54	$13.84	$17.14	$6.05	$23.59
Share price	$19.76	$20.54	$13.87	$17.17	$6.05	$23.58
Unaffiliated investments, at cost	$14,542,390	$83,836,375	$107,168,181	$744,408,406	$410,851,812	$48,299,716
Affiliated investments, at cost	$—	$72,638	$—	$216,705,745	$—	$—
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$37,002,310	$84,768,291	$—
Total investments, at cost	$14,542,390	$83,909,013	$107,168,181	$998,116,461	$495,620,103	$48,299,716
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—
Premium received on written options contract	$—	$2,566,172	$—	$—	$—	$—
*Includes securities on loan with an aggregate value of	$—	$—	$—	$34,567,250	$79,885,448	$—

39

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares CleantechTM Portfolio (PZD)	PowerShares DWA Technical LeadersTM Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)	PowerShares Golden Dragon Halter USX China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)
INVESTMENT INCOME:
Unaffiliated dividend income	$845,277	$702,253	$1,780,960	$8,003,947	$4,367,685	$121,721
Affiliated dividend income	—	—	—	—	—	—
Affiliated securities lending income	—	547,058	—	—	2,047,913	105,397
Foreign withholding tax	(2,889)	(60,923)	(544)	(444,092)	(298,255)	(901)
Total Income	842,388	1,188,388	1,780,416	7,559,855	6,117,343	226,217
EXPENSES:
Advisory fees	246,630	329,909	1,118,424	1,000,014	860,524	75,153
Accounting & administration fees	34,342	34,342	44,813	47,869	51,940	34,342
Sub-licensing	29,596	49,487	223,685	200,002	161,730	15,030
Professional fees	18,287	19,066	20,046	27,129	27,596	16,222
Printing	14,293	12,956	17,876	14,553	34,528	7,097
Custodian & transfer agent fees	8,192	22,388	15,209	51,903	6,269	4,797
Trustees fees	4,118	4,984	8,699	9,537	8,021	3,128
Recapture (See Note 4)	131	—	20,670	33,195	33,885	—
Other expenses	6,268	12,793	7,651	20,118	9,866	5,514
Total Expenses	361,857	485,925	1,477,073	1,404,320	1,194,359	161,283
Less: Waivers	(36,305)	(40,547)	—	(1,810)	—	(56,068)
Net Expenses	325,552	445,378	1,477,073	1,402,510	1,194,359	105,215
Net Investment Income	516,836	743,010	303,343	6,157,345	4,922,984	121,002
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(3,059,692)	(6,748,296)	(45,118,048)	(26,028,694)	(15,463,828)	(10,271,266)
Affiliated investments	—	—	—	—	—	—
Written options	—	—	—	—	—	—
In-kind redemptions	(10,673,162)	6,265,315	24,698,296	9,563,512	19,902,398	1,819,749
Foreign currencies	—	(10,860)	—	(245,200)	—	—
Net realized gain (loss)	(13,732,854)	(493,841)	(20,419,752)	(16,710,382)	4,438,570	(8,451,517)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,971,437)	(36,828,560)	(38,270,839)	(107,230,847)	(107,086,292)	(3,966,094)
Affiliated investments	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Foreign currencies	—	(6,667)	—	(12,497)	—	—
Swap agreements	—	—	—	(34,979)	—	—
Net change in unrealized appreciation (depreciation)	(4,971,437)	(36,835,227)	(38,270,839)	(107,278,323)	(107,086,292)	(3,966,094)
Net realized and unrealized gain (loss)	(18,704,291)	(37,329,068)	(58,690,591)	(123,988,705)	(102,647,722)	(12,417,611)
Net increase (decrease) in net assets resulting from operations	$(18,187,455)	$(36,586,058)	$(58,387,248)	$(117,831,360)	$(97,724,738)	$(12,296,609)

See Notes to Financial Statements.

40

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (PIV)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)
INVESTMENT INCOME:
Unaffiliated dividend income	$141,238	$1,131,484	$1,328,925	$7,428,358	$1,084,921	$394,073
Affiliated dividend income	—	1,066	—	963,496	—	—
Affiliated securities lending income	—	—	—	47,135	5,190,927	—
Foreign withholding tax	(870)	—	—	(488,173)	(54,669)	(21,165)
Total Income	140,368	1,132,550	1,328,925	7,950,816	6,221,179	372,908
EXPENSES:
Advisory fees	40,833	397,296	289,808	2,616,230	934,096	144,958
Accounting & administration fees	34,342	—	34,342	147,535	64,700	34,342
Sub-licensing	8,167	—	57,961	392,434	186,819	28,992
Professional fees	16,344	—	18,121	48,916	31,725	16,462
Printing	8,976	—	10,328	122,616	86,202	6,543
Custodian & transfer agent fees	5,492	—	7,934	42,149	32,543	5,803
Trustees fees	3,023	—	4,177	18,837	9,380	3,792
Recapture (See Note 4)	—	—	—	11,685	3,645	—
Other expenses	5,168	—	5,708	21,337	14,601	6,255
Total Expenses	122,345	397,296	428,379	3,421,739	1,363,711	247,147
Less: Waivers	(81,510)	—	(138,571)	(9)	(55,976)	(43,551)
Net Expenses	40,835	397,296	289,808	3,421,730	1,307,735	203,596
Net Investment Income	99,533	735,254	1,039,117	4,529,086	4,913,444	169,312
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(10,028)	(191,738)	(48,906)	(9,192,501)	(136,442,308)	(5,270,082)
Affiliated investments	—	2,971	—	(1,468,428)	—	—
Written options	—	2,202,878	—	—	—	—
In-kind redemptions	537,342	6,149,621	4,158,255	40,514,243	9,153,976	4,049,491
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	527,314	8,163,732	4,109,349	29,853,314	(127,288,332)	(1,220,591)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,344,853)	(15,733,304)	(10,420,570)	(225,287,488)	(79,946,096)	(15,207,827)
Affiliated investments	—	(24,455)	—	872,374	—	—
Written options	—	2,060,413	—	—	—	—
Foreign currencies	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,344,853)	(13,697,346)	(10,420,570)	(224,415,114)	(79,946,096)	(15,207,827)
Net realized and unrealized gain (loss)	(1,817,539)	(5,533,614)	(6,311,221)	(194,561,800)	(207,234,428)	(16,428,418)
Net increase (decrease) in net assets resulting from operations	$(1,718,006)	$(4,798,360)	$(5,272,104)	$(190,032,714)	$(202,320,984)	$(16,259,106)

41

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares CleantechTM Portfolio (PZD)		PowerShares DWA Technical LeadersTM Portfolio (PDP)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$516,836	$1,099,844	$743,010	$321,843	$303,343	$482,064
Net realized gain (loss)	(13,732,854)	(6,517,816)	(493,841)	(3,988,325)	(20,419,752)	34,012,567
Net change in unrealized appreciation (depreciation)	(4,971,437)	12,580,366	(36,835,227)	31,413,708	(38,270,839)	37,481,504
Net increase (decrease) in net assets resulting from operations	(18,187,455)	7,162,394	(36,586,058)	27,747,226	(58,387,248)	71,976,135
Undistributed net investment income (loss) included in the price of units issued and redeemed	110,877	(9,800)	(17,820)	70,849	110,697	543,029
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(907,573)	(1,074,351)	(200,358)	(38,868)	(317,525)	(639,994)
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(907,573)	(1,074,351)	(200,358)	(38,868)	(317,525)	(639,994)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	391,452,901	52,743,977	5,578,288	10,600,376	235,668,446	476,751,057
Value of shares repurchased	(415,022,210)	(88,198,319)	(22,612,430)	(35,799,445)	(163,402,412)	(256,554,369)
Net income (loss) equalization	(110,877)	9,800	17,820	(70,849)	(110,697)	(543,029)
Net increase (decrease) in net assets resulting from shares transactions	(23,680,186)	(35,444,542)	(17,016,322)	(25,269,918)	72,155,337	219,653,659
Increase (Decrease) in Net Assets	(42,664,337)	(29,366,299)	(53,820,558)	2,509,289	13,561,261	291,532,829
NET ASSETS:
Beginning of period	107,971,251	137,337,550	162,530,441	160,021,152	450,904,139	159,371,310
End of period	$65,306,914	$107,971,251	$108,709,883	$162,530,441	$464,465,400	$450,904,139
Undistributed net investment income (loss) at end of period	$(128,343)	$151,517	$626,856	$102,024	$86,310	$(10,205)
CHANGES IN SHARES OUTSTANDING:
Shares sold	21,000,000	2,650,000	200,000	400,000	9,300,000	20,800,000
Shares repurchased	(22,650,000)	(4,600,000)	(900,000)	(1,400,000)	(7,000,000)	(11,300,000)
Shares outstanding, beginning of period	5,250,000	7,200,000	5,400,000	6,400,000	17,000,000	7,500,000
Shares outstanding, end of period	3,600,000	5,250,000	4,700,000	5,400,000	19,300,000	17,000,000

See Notes to Financial Statements.

42

	PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon Halter USX China Portfolio (PGJ)		PowerShares Lux Nanotech Portfolio (PXN)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$6,157,345	$7,285,717	$4,922,984	$3,542,231	$121,002	$(19,894)
Net realized gain (loss)	(16,710,382)	7,933,272	4,438,570	14,935,438	(8,451,517)	(7,997,415)
Net change in unrealized appreciation (depreciation)	(107,278,323)	71,852,978	(107,086,292)	44,598,566	(3,966,094)	3,460,627
Net increase (decrease) in net assets resulting from operations	(117,831,360)	87,071,967	(97,724,738)	63,076,235	(12,296,609)	(4,556,682)
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,183,278	755,924	(304,193)	(55,327)	(4,781)	(9,346)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,270,499)	(14,909,521)	(3,824,975)	(3,021,508)	(94,200)	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(26,270,499)	(14,909,521)	(3,824,975)	(3,021,508)	(94,200)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,504,852	217,018,377	10,076,745	47,660,723	3,021,303	2,350,154
Value of shares repurchased	(53,350,003)	(7,438,354)	(75,195,448)	(116,946,947)	(5,706,173)	(14,693,067)
Net income (loss) equalization	(2,183,278)	(755,924)	304,193	55,327	4,781	9,346
Net increase (decrease) in net assets resulting from shares transactions	(22,028,429)	208,824,099	(64,814,510)	(69,230,897)	(2,680,089)	(12,333,567)
Increase (Decrease) in Net Assets	(163,947,010)	281,742,469	(166,668,416)	(9,231,497)	(15,075,679)	(16,899,595)
NET ASSETS:
Beginning of period	493,621,927	211,879,458	446,291,790	455,523,287	38,390,476	55,290,071
End of period	$329,674,917	$493,621,927	$279,623,374	$446,291,790	$23,314,797	$38,390,476
Undistributed net investment income (loss) at end of period	$(25,280,262)	$(7,350,386)	$1,087,084	$293,268	$16,408	$(5,613)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,050,000	20,150,000	500,000	1,750,000	350,000	250,000
Shares repurchased	(5,950,000)	(700,000)	(3,200,000)	(4,550,000)	(700,000)	(1,600,000)
Shares outstanding, beginning of period	40,550,000	21,100,000	15,400,000	18,200,000	4,000,000	5,350,000
Shares outstanding, end of period	37,650,000	40,550,000	12,700,000	15,400,000	3,650,000	4,000,000

43

Statements of Changes in Net Assets (Continued)

	PowerShares Morningstar StockInvestor Core Portfolio (PYH)		PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500 High Quality Portfolio (PIV)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$99,533	$197,681	$735,254	$2,033,747	$1,039,117	$1,327,857
Net realized gain (loss)	527,314	(190,672)	8,163,732	11,948,255	4,109,349	7,551,440
Net change in unrealized appreciation (depreciation)	(2,344,853)	1,581,696	(13,697,346)	(3,195,930)	(10,420,570)	10,923,267
Net increase (decrease) in net assets resulting from operations	(1,718,006)	1,588,705	(4,798,360)	10,786,072	(5,272,104)	19,802,564
Undistributed net investment income (loss) included in the price of units issued and redeemed	(8,165)	(482)	(6,000)	(71,222)	33,369	141,061
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(143,200)	(132,812)	(840,889)	(1,906,422)	(1,494,172)	(663,992)
Net realized gains	—	—	—	(9,159,750)	—	—
Total distributions to shareholders	(143,200)	(132,812)	(840,889)	(11,066,172)	(1,494,172)	(663,992)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,040,545	17,682,163	4,805,323	8,285,348	34,885,611	103,697,810
Value of shares repurchased	(3,197,702)	(18,611,672)	(22,132,413)	(55,333,752)	(24,567,602)	(77,887,161)
Net income (loss) equalization	8,165	482	6,000	71,222	(33,369)	(141,061)
Net increase (decrease) in net assets resulting from shares transactions	(2,148,992)	(929,027)	(17,321,090)	(46,977,182)	10,284,640	25,669,588
Increase (Decrease) in Net Assets	(4,018,363)	526,384	(22,966,339)	(47,328,504)	3,551,733	44,949,221
NET ASSETS:
Beginning of period	19,816,474	19,290,090	120,511,324	167,839,828	112,694,736	67,745,515
End of period	$15,798,111	$19,816,474	$97,544,985	$120,511,324	$116,246,469	$112,694,736
Undistributed net investment income (loss) at end of period	$28,611	$80,443	$158,824	$270,459	$243,147	$664,833
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	950,000	250,000	400,000	2,550,000	8,650,000
Shares repurchased	(150,000)	(1,000,000)	(1,100,000)	(2,600,000)	(1,850,000)	(6,500,000)
Shares outstanding, beginning of period	900,000	950,000	5,600,000	7,800,000	7,700,000	5,550,000
Shares outstanding, end of period	800,000	900,000	4,750,000	5,600,000	8,400,000	7,700,000

See Notes to Financial Statements.

44

	PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$4,529,086	$7,211,333	$4,913,444	$(1,482,664)	$169,312	$220,688
Net realized gain (loss)	29,853,314	21,884,199	(127,288,332)	(68,689,809)	(1,220,591)	4,447,617
Net change in unrealized appreciation (depreciation)	(224,415,114)	94,753,726	(79,946,096)	74,473,012	(15,207,827)	8,016,614
Net increase (decrease) in net assets resulting from operations	(190,032,714)	123,849,258	(202,320,984)	4,300,539	(16,259,106)	12,684,919
Undistributed net investment income (loss) included in the price of units issued and redeemed	(116,474)	(473,043)	84,893	327,754	(2,924)	(7,103)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,369,623)	(6,570,710)	(4,171,508)	—	(512,778)	(319,968)
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(5,369,623)	(6,570,710)	(4,171,508)	—	(512,778)	(319,968)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	78,454,413	114,470,396	23,845,273	146,699,587	4,167,177	18,569,744
Value of shares repurchased	(264,605,060)	(306,134,214)	(95,442,606)	(267,013,644)	(14,213,412)	(16,210,652)
Net income (loss) equalization	116,474	473,043	(84,893)	(327,754)	2,924	7,103
Net increase (decrease) in net assets resulting from shares transactions	(186,034,173)	(191,190,775)	(71,682,226)	(120,641,811)	(10,043,311)	2,366,195
Increase (Decrease) in Net Assets	(381,552,984)	(74,385,270)	(278,089,825)	(116,013,518)	(26,818,119)	14,724,043
NET ASSETS:
Beginning of period	1,260,648,029	1,335,033,299	541,472,090	657,485,608	75,175,257	60,451,214
End of period	$879,095,045	$1,260,648,029	$263,382,265	$541,472,090	$48,357,138	$75,175,257
Undistributed net investment income (loss) at end of period	$102,029	$1,059,040	$797,059	$(29,770)	$(326,489)	$19,901
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,800,000	6,200,000	3,950,000	15,200,000	150,000	650,000
Shares repurchased	(15,750,000)	(17,900,000)	(12,750,000)	(27,900,000)	(550,000)	(600,000)
Shares outstanding, beginning of period	62,250,000	73,950,000	52,300,000	65,000,000	2,450,000	2,400,000
Shares outstanding, end of period	51,300,000	62,250,000	43,500,000	52,300,000	2,050,000	2,450,000

45

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.57	$19.07		$13.38	$20.93	$20.19	$17.37
Net investment income**	0.10	0.18		0.17	0.16	0.06	0.05
Net realized and unrealized gain (loss) on investments	(2.35)	1.49		5.73	(7.56)	0.72	2.83
Total from investment operations	(2.25)	1.67		5.90	(7.40)	0.78	2.88
Distributions to shareholders from:
Net investment income	(0.18)	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
Return of capital	—	—		—	—	—	(0.00	)(a)
Total distributions	(0.18)	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
Net asset value at end of period	$18.14	$20.57		$19.07	$13.38	$20.93	$20.19
Share price at end of period***	$18.17	$20.57		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN****	(10.96)%	8.91%		44.36%	(35.46)%	3.86%	16.66%
SHARE PRICE TOTAL RETURN****	(10.81)%	8.91%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$65,307	$107,971		$137,338	$116,429	$257,495	$201,886
Ratio to average net assets of:
Expenses, after Waivers^	0.66%†	0.66%		0.66%	0.66%	0.66%	0.66%
Expenses, prior to Waivers^	0.73%†	0.73%		0.69%	0.67%	0.64%	0.77%
Net investment income, after Waivers^	1.05%†	0.99%		1.08%	1.01%	0.27%	0.28%
Portfolio turnover rate ††	16%	12%		17%	9%	13%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.00	)(a)	$(0.01)	$(0.01)	$0.00 (a)	$0.00	(a)

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2011		Year Ended April 30,					For the Period October 24, 2006* Through
	(Unaudited)		2011	2010	2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.10		$25.00	$19.25	$33.63		$27.08	$24.70
Net investment income (loss)**	0.15		0.06	0.03	(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(7.08)		5.05	5.77	(14.38)		6.65	2.42
Total from investment operations	(6.93)		5.11	5.80	(14.38)		6.55	2.38
Distributions to shareholders from:
Net investment income	(0.04)		(0.01)	(0.04)	—		—	—
Return of capital	—		—	(0.01)	—		—	—
Total distributions	(0.04)		(0.01)	(0.05)	—		—	—
Net asset value at end of period	$23.13		$30.10	$25.00	$19.25		$33.63	$27.08
Share price at end of period***	$22.94		$30.08	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN****	(23.05)%		20.43%	30.16%	(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	(23.63)%		21.32%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$108,710		$162,530	$160,021	$111,674		$114,336	$21,663
Ratio to average net assets of:
Expenses, after Waivers^	0.68	%†	0.67%	0.67%	0.67%		0.69%	0.71	%†
Expenses, prior to Waivers^	0.74	%†	0.74%	0.71%	0.73%		0.77%	1.06	%†
Net investment income (loss), after Waivers^	1.13	%†	0.22%	0.11%	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate ††	11%		24%	31%	72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$(0.01)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

46

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period March 1, 2007* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.52	$21.25	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.02	0.04	0.06	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	(2.45)	5.29	7.15	(11.86)	0.43	1.59
Total from investment operations	(2.43)	5.33	7.21	(11.79)	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.02)	(0.06)	(0.10)	(0.04)	(0.01)	—
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.02)	(0.06)	(0.10)	(0.04)	(0.02)	—
Net asset value at end of period	$24.07	$26.52	$21.25	$14.14	$25.97	$25.58
Share price at end of period***	$24.10	$26.54	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN****	(9.17)%	25.11%	51.28%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	(9.13)%	25.26%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$464,465	$450,904	$159,371	$138,549	$363,514	$92,090
Ratio to average net assets of:
Expenses, after Waivers^	0.66%†	0.70%	0.70%	0.69%	0.71%	0.72	%†
Expenses, prior to Waivers^	0.66%†	0.71%	0.73%	0.68%	0.68%	1.78	%†
Net investment income (loss), after Waivers^	0.14%†	0.19%	0.35%	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	51%	42%	52%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.05	$(0.02)	$(0.03)	$0.07	$0.07

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period October 24, 2006* Through
	(Unaudited)	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.17	$10.04	$6.72		$20.27	$27.79	$25.09
Net investment income**	0.15	0.26	0.33		0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	(2.93)	2.41	3.27		(13.55)	(7.63)	2.60
Total from investment operations	(2.78)	2.67	3.60		(12.68)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.63)	(0.54)	(0.28)		(0.87)	(1.11)	(0.34)
Net asset value at end of period	$8.76	$12.17	$10.04		$6.72	$20.27	$27.79
Share price at end of period***	$8.74	$12.25	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN****	(23.52)%	27.93%	54.20%		(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	(24.22)%	28.48%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$329,675	$493,622	$211,879		$60,476	$103,379	$150,078
Ratio to average net assets of:
Expenses, after Waiversr^	0.70%†	0.70%	0.70%		0.70%	0.71%	0.71	%†
Expenses, prior to Waiversr^	0.70%†	0.73%	0.72%		0.78%	0.72%	0.82	%†
Net investment income, after Waivers^	3.08%†	2.50%	3.66	%(b)	7.75%	5.04%	3.38	%†
Portfolio turnover rate ††	56%	112%	121%		74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$0.03	$0.24		$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the period ended April 30, 2007.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.98	$25.03		$17.47	$28.88	$21.43	$16.90
Net investment income*	0.35	0.21		0.13	0.20	0.12	0.20
Net realized and unrealized gain (loss) on investments	(7.03)	3.92		7.63	(11.44)	7.54	4.54
Total from investment operations	(6.68)	4.13		7.76	(11.24)	7.66	4.74
Distributions to shareholders from:
Net investment income	(0.28)	(0.18)		(0.17)	(0.17)	(0.20)	(0.21)
Return of capital	—	—		(0.03)	—	(0.01)	—
Total distributions	(0.28)	(0.18)		(0.20)	(0.17)	(0.21)	(0.21)
Net asset value at end of period	$22.02	$28.98		$25.03	$17.47	$28.88	$21.43
Share price at end of period**	$21.98	$28.87		$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN***	(23.12)%	16.60%		44.51%	(39.06)%	35.87%	28.53%
SHARE PRICE TOTAL RETURN***	(22.97)%	16.11%		44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$279,623	$446,292		$455,523	$279,490	$528,483	$394,320
Ratio to average net assets of:
Expenses, after Waivers^	0.69%†	0.70%		0.70%	0.69%	0.69%	0.70%
Expenses, prior to Waivers^	0.69%†	0.72%		0.71%	0.71%	0.66%	0.72%
Net investment income, after Waivers^	2.86%†	0.82%		0.56%	1.06%	0.42%	1.06%
Portfolio turnover rate ††	12%	15%		35%	20%	15%	17%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.02)	$(0.00	)(a)	$0.02	$(0.03)	$0.03	$0.01

PowerShares Lux Nanotech Portfolio (PXN)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.60		$10.33		$7.59		$14.07	$17.48	$19.05
Net investment income (loss)*	0.03		(0.00	)(a)	(0.00	)(a)	0.02	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.21)		(0.73)		2.76		(6.50)	(3.38)	(1.55)
Total from investment operations	(3.18)		(0.73)		2.76		(6.48)	(3.41)	(1.57)
Distributions to shareholders from:
Net investment income	(0.03)		—		(0.02)		—	—	—
Return of capital	—		—		0.00	(a)	—	—	—
Total distributions	(0.03)		—		(0.02)		—	—	—
Net asset value at end of period	$6.39		$9.60		$10.33		$7.59	$14.07	$17.48
Share price at end of period**	$6.38		$9.70		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN***	(33.20)%		(7.07)%		36.39%		(46.06)%	(19.51)%	(8.24)%
SHARE PRICE TOTAL RETURN***	(33.99)%		(6.01)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$23,315		$38,390		$55,290		$39,484	$84,428	$159,052
Ratio to average net assets of:
Expenses, after Waiversr^	0.70	%†	0.70%		0.70%		0.70%	0.70%	0.71%
Expenses, prior to Waiversr^	1.07	%†	0.95%		0.85%		0.89%	0.73%	0.79%
Net investment income (loss), after Waivers^	0.81	%†	(0.04)%		(0.04)%		0.17%	(0.17)%	(0.09)%
Portfolio turnover rate ††	16%		58%		57%		50%	42%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

	Six Months Ended October 31, 2011		Year Ended April 30,							For the Period December 1, 2006* Through
	(Unaudited)		2011		2010		2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.02		$20.31		$15.59		$27.90		$28.04	$25.19
Net investment income**	0.12		0.22		0.05		0.10		0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	(2.21)		1.64		4.76		(12.35)		(0.14)	2.86
Total from investment operations	(2.09)		1.86		4.81		(12.25)		(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.18)		(0.15)		(0.09)		(0.06)		(0.01)	0.00	(a)
Return of capital	—		—		—		—		0.00 (a)	(0.01)
Total distributions	(0.18)		(0.15)		(0.09)		(0.06)		(0.01)	(0.01)
Net asset value at end of period	$19.75		$22.02		$20.31		$15.59		$27.90	$28.04
Share price at end of period***	$19.76		$22.01		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN****	(9.51)%		9.25%		31.03%		(43.93)%		(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	(9.42)%		9.20%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,798		$19,816		$19,290		$26,508		$41,850	$33,650
Ratio to average net assets of:
Expenses, after Waiversr^	0.50	%†	0.53%		0.70%		0.70%		0.73%	0.75	%†
Expenses, prior to Waiversr^	1.50	%†	1.81%		1.09%		0.94%		0.95%	1.21	%†
Net investment income, after Waivers^	1.22	%†	1.11%		0.27%		0.47%		0.03%	0.03	%†
Portfolio turnover rate ††	1%		91%		127%		113%		77%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01	)(a)	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00	(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2011		Year Ended April 30,				For the Period December 19, 2007* Through
	(Unaudited)		2011	2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.52		$21.52	$17.54		$25.00	$24.97
Net investment income**	0.14		0.29	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	(0.96)		1.34	4.00		(7.38)	(0.01)
Total from investment operations	(0.82)		1.63	4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.16)		(0.27)	(0.29)		(0.46)	(0.05)
Net realized gains	—		(1.36)	—		—	—
Total distributions	(0.16)		(1.63)	(0.29)		(0.46)	(0.05)
Net asset value at end of period	$20.54		$21.52	$21.52		$17.54	$25.00
Share price at end of period***	$20.54		$21.52	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN****	(3.79)%		8.11%	24.48%		(28.26)%	0.33	%(b)
SHARE PRICE TOTAL RETURN****	(3.79)%		8.09%	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,545		$120,511	$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75	%†	0.75%	0.75%		0.75%	0.75	%†
Net investment income	1.39	%†	1.37%	1.35%		2.09%	1.12	%†
Portfolio turnover rate ††	22%		61%	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.00	)(a)	$(0.05)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares S&P 500® High Quality Portfolio (PIV)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.64	$12.21	$9.60		$16.76		$17.59	$17.09
Net investment income (loss)*	0.12	0.20	0.00	(a)	0.04		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.74)	2.31	2.64		(7.19)		(0.81)	0.51
Total from investment operations	(0.62)	2.51	2.64		(7.15)		(0.83)	0.50
Distributions to shareholders from:
Net investment income	(0.18)	(0.08)	(0.03)		(0.01)		—	—
Net asset value at end of period	$13.84	$14.64	$12.21		$9.60		$16.76	$17.59
Share price at end of period**	$13.87	$14.64	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN***	(4.21)%	20.61%	27.63%		(42.66)%		(4.72)%	2.93%
SHARE PRICE TOTAL RETURN***	(4.00)%	20.61%	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$116,246	$112,695	$67,746		$71,048		$177,669	$272,608
Ratio to average net assets of:
Expenses, after Waivers^	0.50%†	0.52%	0.70%		0.70%		0.70%	0.70%
Expenses, prior to Waivers^	0.74%†	0.84%	0.80%		0.72%		0.70%	0.75%
Net investment income (loss), after Waivers^	1.79%†	1.49%	(0.03)%		0.27%		(0.12)%	(0.06)%
Portfolio turnover rate ††	9%	64%	138%		143%		101%	113%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$0.02	$(0.00	)(a)	$(0.00	)(a)	$0.01	$0.00 (a)

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.25		$18.05	$14.04	$20.66	$19.20	$18.25
Net investment income*	0.08		0.11	0.09	0.08	0.08	0.17
Net realized and unrealized gain (loss) on investments	(3.10)		2.19	4.03	(6.64)	1.46	0.95
Total from investment operations	(3.02)		2.30	4.12	(6.56)	1.54	1.12
Distributions to shareholders from:
Net investment income	(0.09)		(0.10)	(0.11)	(0.06)	(0.08)	(0.17)
Net asset value at end of period	$17.14		$20.25	$18.05	$14.04	$20.66	$19.20
Share price at end of period**	$17.17		$20.24	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN***	(14.93)%		12.81%	29.48%	(31.76)%	8.02%	6.26%
SHARE PRICE TOTAL RETURN***	(14.74)%		12.75%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$879,095		$1,260,648	$1,335,033	$1,220,027	$2,196,652	$1,606,782
Ratio to average net assets of:
Expenses, after Waivers^	0.65	%†	0.66%	0.64%	0.64%	0.64%	0.66%
Expenses, prior to Waivers^	0.65	%†	0.66%	0.64%	0.64%	0.63%	0.67%
Net investment income, after Waivers^	0.87	%†	0.63%	0.57%	0.49%	0.39%	0.96%
Portfolio turnover rate ††	7%		13%	20%	33%	23%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.01)	$(0.01)	$(0.01)	$0.01	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

50

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.35	$10.12	$9.03	$20.94		$19.29	$22.38
Net investment income (loss)**	0.10	(0.03)	(0.02)	(0.02)		(0.07)	0.04
Net realized and unrealized gain (loss) on investments	(4.31)	0.26	1.11	(11.89)		1.72	(3.08)
Total from investment operations	(4.21)	0.23	1.09	(11.91)		1.65	(3.04)
Distributions to shareholders from:
Net investment income	(0.09)	—	—	—		—	(0.05)
Return of capital	—	—	—	—		—	0.00	(a)
Total distributions	(0.09)	—	—	—		—	(0.05)
Net asset value at end of period	$6.05	$10.35	$10.12	$9.03		$20.94	$19.29
Share price at end of period***	$6.05	$10.33	$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN****	(40.74)%	2.27%	12.07%	(56.88)%		8.55%	(13.58)%
SHARE PRICE TOTAL RETURN****	(40.62)%	2.18%	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$263,382	$541,472	$657,486	$658,400		$1,473,893	$914,345
Ratio to average net assets of:
Expenses, after Waivers^	0.70%†	0.70%	0.70%	0.69%		0.67%	0.70%
Expenses, prior to Waivers^	0.73%†	0.75%	0.70%	0.69%		0.67%	0.69%
Net investment income (loss), after Waivers^	2.63%†	(0.27)%	(0.18)%	(0.12)%		(0.32)%	0.24	%†††
Portfolio turnover rate ††	26%	32%	42%	41%		20%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)	$0.01

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2011		Year Ended April 30,					For the Period October 24, 2006* Through
	(Unaudited)		2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.68		$25.19		$17.38	$28.23	$28.63	$24.91
Net investment income**	0.08		0.10		0.14	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	(6.93)		5.53		7.81	(10.91)	(0.36)	3.68
Total from investment operations	(6.85)		5.63		7.95	(10.78)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.24)		(0.14)		(0.14)	(0.07)	(0.12)	(0.02)
Return of capital	—		—		—	—	(0.01)	—
Total distributions	(0.24)		(0.14)		(0.14)	(0.07)	(0.13)	(0.02)
Net asset value at end of period	$23.59		$30.68		$25.19	$17.38	$28.23	$28.63
Share price at end of period***	$23.58		$30.70		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN****	(22.34)%		22.47%		45.96%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	(22.43)%		22.55%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$48,357		$75,175		$60,451	$39,970	$62,097	$22,905
Ratio to average net assets of:
Expenses, after Waivers^	0.70	%†	0.70%		0.70%	0.70%	0.73%	0.74	%†
Expenses, prior to Waivers^	0.85	%†	0.86%		0.84%	0.86%	0.88%	1.09	%†
Net investment income, after Waivers^	0.58	%†	0.37%		0.63%	0.62%	0.30%	0.45	%†
Portfolio turnover rate ††	23%		22%		52%	32%	31%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

51

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio (PZD)	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio (PDP)	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio (PSP)	"Global Listed Private Equity Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)	"Golden Dragon Halter USX China Portfolio"

PowerShares Lux Nanotech Portfolio (PXN)	"Lux Nanotech Portfolio"

PowerShares Morningstar StockInvestor Core Portfolio (PYH)	"Morningstar StockInvestor Core Portfolio"

PowerShares S&P 500 BuyWrite Portfolio (PBP)	"S&P 500 BuyWrite Portfolio"

PowerShares S&P 500® High Quality Portfolio (PIV)	"S&P 500® High Quality Portfolio"

PowerShares Water Resources Portfolio (PHO)	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio (PBW)	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio (PUW)	"WilderHill Progressive Energy Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity IndexSM

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Lux Nanotech Portfolio	Lux Nanotech IndexTM

Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Fund	Index
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles general accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Sampling Risk. With respect to each of Lux Nanotech Portfolio and Water Resources Portfolio, the Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for CleantechTM Portfolio, each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. The CleantechTM Portfolio's, the Global Listed Private Equity Portfolio's and the Golden Dragon Halter USX China Portfolio's investments in the securities of non-U.S. issuers, including depositary receipts, involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in the Global Listed Private Equity Portfolio's investments in listed private equity companies, which encompass business development companies ("BDCs") and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies. To the extent that the Fund invests in BDCs or other investment companies, a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly the expenses of the BDCs or other investment companies.

The Fund may not acquire greater than 3% of the total outstanding shares of BDCs or other investment companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques which could increase the risk of tracking error.

Risks of Investing in MLP Units. The Global Listed Private Equity Portfolio's investments in master limited partnerships ("MLP") units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Aerospace and Defense Industry Concentration Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

China Exposure Risk. The value of the securities of companies which derive the majority of their revenues from China included in the Golden Dragon Halter USX China Portfolio is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Nanotechnology Industry Concentration Risk. Small technology companies included in the Lux Nanotech Portfolio are especially risky and may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Clean Energy Industry Concentration Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. Additionally, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. The clean energy industry also is subject to risks associated with hazardous materials. Fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations significantly affect the clean energy industry. In addition, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions can affect the industry.

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except S&P 500 BuyWrite Portfolio) is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses. The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser.

The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

companies, in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

I. Swap Agreements

The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

J. Securities Lending

Effective May 24, 2011, the CleantechTM Portfolio, Golden Dragon Halter USX China Portfolio, Lux Nanotech Portfolio, Water Resources Portfolio and WilderHill Clean Energy Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties,

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statements of Assets and Liabilities, if any.

Note 3. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes each value of the Fund's derivative instruments, detailed by primary risk exposure, held as of October 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Global Listed Private Equity Portfolio
Equity risk
Swap agreements(a)	$—	$(34,979)
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	—	(2,840,000)
Total	$—	$(2,874,979)

(a) Values are disclosed on the Statement of Assets and Liabilities under unrealized appreciation (depreciation) on swap agreements.

Effect of Derivative Instruments for the six-month period ended October 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Options*	Swap Agreements*
Global Listed Private Equity Portfolio*
Change in Unrealized Appreciation (Depreciation)
Equity risk	$—	$(34,979)
S&P 500 BuyWrite Portfolio*
Realized Gain
Equity risk	2,202,878	—
Change in Unrealized Appreciation
Equity risk	2,060,413	—
Total	$4,263,291	$(34,979)

*  The average notional value of options and swap agreements outstanding during the six-month period was $2,908,846 and $5,495,662, respectively.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount (000)	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	11/03/11	$4,419	$(12,344)
Citibank, N.A.	KKR & Co. LP	Buy	11/03/11	10,657	(7,900)
Citibank, N.A.	KKR Financial Holdings LLC	Buy	11/03/11	4,939	(5,908)
Citibank, N.A.	The Blackstone Group LP	Buy	11/03/11	12,994	(8,827)
Total Total Return Swap Agreements				$33,009	$(34,979)

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of peiod	912	$1,879,199
Written	5,174	15,498,231
Closed	(1,717)	(4,124,330)
Expired	(3,569)	(10,686,928)
End of period	800	$2,566,172

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Notional Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	Nov-11	$1,240	800	$2,566,172	$2,840,000	$(273,828)

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio including the cost of transfer agency, custody, fund administration, legal, audit, litigation expenses, and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Adviser's parent, Invesco Ltd., has agreed to indemnify and hold harmless the Global Listed Private Equity Portfolio and the Independent Trustees of the Trust against any and all loss, damages, liability and expenses arising from certain alleged omission or misstatement in the Fund's registration statement.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of (i) each Fund (except for Morningstar StockInvestor Core Portfolio, S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment company and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year and (ii) each of Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Funds average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14	10/31/14
Aerospace & Defense Portfolio	$185,728	$31,985	$36,343	$81,095	$36,305
CleantechTM Portfolio	257,040	63,087	60,571	92,835	40,547
DWA Technical LeadersTM Portfolio	125	—	—	125	—
Global Listed Private Equity Portfolio	141,372	31,766	30,666	77,130	1,810
Golden Dragon Halter USX China Portfolio	229,806	51,962	72,246	105,598	—
Lux Nanotech Portfolio	328,551	79,573	80,942	111,968	56,068
Morningstar StockInvestor Core Portfolio	452,959	47,854	97,515	226,080	81,510
S&P 500® High Quality Portfolio	506,624	18,860	67,890	281,303	138,571
Water Resources Portfolio	9	—	—	—	9
WilderHill Clean Energy Portfolio	187,175	—	—	131,199	55,976
WilderHill Progressive Energy Portfolio	261,967	45,710	75,070	97,636	43,551

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Captial Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group, Inc.

Lux Nanotech Portfolio	Lux Research, Inc.

Morningstar StockInvestor Core Portfolio	Morningstar, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

S&P 500® High Quality Portfolio	Standard & Poor's Financial Services LLC

Water Resources Portfolio	Hydrogen Ventures LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates and discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The appreciation on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund (except for Global Listed Private Equity Portfolio), during the six-month period ended October 31, 2011, there were no significant transfers between investment levels. During the six-month period ended October 31, 2011, there were transfers between investment levels, due to the application of foreign fair value triggers for the Global Listed Private Equity Portfolio.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$296,613,958	$—	$—	$296,613,958
Money Market Fund	36,292	—	—	36,292
Swap Agreements*	—	(34,979)	—	(34,979)
Total Investments	$296,650,250	$(34,979)	$—	$296,615,271
Golden Dragon Halter USX China Portfolio
Equity Securities	$279,366,227	$—	$121,823	$279,488,050
Money Market Fund	49,114,938	—	—	49,114,938
Total Investments	$328,481,165	$—	$121,823	$328,602,988

*  Unrealized appreciation (depreciation).

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended October 31, 2011.

Water Resources Portfolio

	Value April 30, 2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2011	Dividend Income
Aegion Corp.	$—	$—	$—	$29,712,637	$—	$29,712,637	$—
Badger Meter, Inc.	48,331,952	788,436	(15,373,115)	(6,608,033)	69,075	27,208,315	347,969
Consolidated Water Co. Ltd. (Cayman Islands)	12,854,141	1,583	(5,960)	(686,559)	(7,825)	12,155,380	196,560
Energy Recovery, Inc.	6,029,647	4,776,773	(1,648,785)	(149,649)	(272,000)	8,735,986	—

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Value April 30, 2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2011	Dividend Income
Layne Christensen Co.	$35,862,020	$6,815,520	$(7,040,617)	$(5,722,105)	$(218,629)	$29,696,189	$—
Met-Pro Corp.	6,383,337	5,934,580	(1,656,876)	(2,035,533)	(137,782)	8,487,726	84,117
Mueller Water Products, Inc., Class A	40,402,780	11,899,481	(6,315,672)	(15,826,006)	(893,001)	29,267,582	334,850
Northwest Pipe Co.	20,149,047	100,875	(9,463)	2,187,622	(8,266)	22,419,815	—
Total Investments in Affiliates	$170,012,924	$30,317,248	$(32,050,488)	$872,374	$(1,468,428)	$167,683,630	$963,496

The Funds' Adviser is a subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the six-month period ended October 31, 2011.

S&P 500 BuyWrite Portfolio

	Value April 30, 2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2011	Dividend Income
Invesco Ltd.	$114,949	$9,323	$(23,210)	$(24,455)	$2,971	$79,578	$1,066

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$25,843,550
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	12,098,616	52,797,556
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	10,496,532	168,534,642
Global Listed Private Equity Portfolio**	—	—	460,027	7,687,052	47,149,399	—	55,296,478

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	2014	2015	2016	2017	2018	2019	Total*
Golden Dragon Halter USX China Portfolio	$1,018,146	$3,128,677	$1,235,904	$22,836,421	$74,072,167	$35,483,714	$137,775,029
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	12,379,025	59,228,657
Morningstar StockInvestor Core Portfolio	—	—	3,798,072	6,546,039	17,110,347	2,874,317	30,328,775
S&P 500® High Quality Portfolio	—	28,753,751	21,013,690	37,241,965	42,466,537	9,869,908	139,345,851
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	408,564,463
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	241,008,862	1,099,718,852
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	2,282,887	23,216,033

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  The Fund utilized $3,928,471 of capital loss capital loss carryforward during the fiscal year ended April 30, 2011.

Note 8. Investment Transactions

For the six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$15,039,107	$14,770,886
CleantechTM Portfolio	15,082,690	14,717,345
DWA Technical LeadersTM Portfolio	232,322,097	232,438,258
Global Listed Private Equity Portfolio	222,941,701	270,923,062
Golden Dragon Halter USX China Portfolio	41,112,372	40,636,544
Lux Nanotech Portfolio	5,164,186	4,694,104
Morningstar StockInvestor Core Portfolio	170,597	215,614
S&P 500 BuyWrite Portfolio	28,446,773	23,498,169
S&P 500® High Quality Portfolio	11,063,093	11,567,186
Water Resources Portfolio	83,217,907	72,315,759
WilderHill Clean Energy Portfolio	100,635,021	100,839,108
WilderHill Progressive Energy Portfolio	13,949,213	13,808,530

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$390,175,012	$414,226,973
CleantechTM Portfolio	6,245,734	23,145,615
DWA Technical LeadersTM Portfolio	235,562,190	163,279,169
Global Listed Private Equity Portfolio	31,802,224	52,903,425

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Securities Received	Securities Delivered
Golden Dragon Halter USX China Portfolio	$10,178,714	$74,761,661
Lux Nanotech Portfolio	2,829,478	5,983,783
Morningstar StockInvestor Core Portfolio	436,725	2,581,127
S&P 500 BuyWrite Portfolio	2,877,801	22,331,219
S&P 500® High Quality Portfolio	35,588,010	25,201,004
Water Resources Portfolio	60,696,472	258,476,059
WilderHill Clean Energy Portfolio	24,417,007	95,218,270
WilderHill Progressive Energy Portfolio	3,677,059	14,248,989

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At October 31, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$80,197,040	$(14,630,290)	$166,523	$(14,796,813)
CleantechTM Portfolio	128,338,824	(9,709,499)	13,625,460	(23,334,959)
DWA Technical LeadersTM Portfolio	432,876,585	31,888,746	38,837,658	(6,948,912)
Global Listed Private Equity Portfolio	329,302,914	(32,687,641)	50,758,372	(83,446,013)
Golden Dragon Halter USX China Portfolio	427,555,010	(98,952,022)	36,847,372	(135,799,394)
Lux Nanotech Portfolio	33,724,921	(7,956,848)	3,249,296	(11,206,144)
Morningstar StockInvestor Core Portfolio	14,542,925	1,318,667	2,080,591	(761,924)
S&P 500 BuyWrite Portfolio	83,909,013	16,213,911	19,705,568	(3,491,657)
S&P 500® High Quality Portfolio	107,181,846	9,107,673	11,412,429	(2,304,756)
Water Resources Portfolio	1,032,962,977	(115,591,811)	86,012,594	(201,604,405)
WilderHill Clean Energy Portfolio	523,487,066	(175,181,800)	20,468,854	(195,650,654)
WilderHill Progressive Energy Portfolio	49,581,269	(1,156,225)	5,759,051	(6,915,276)

Note 9. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

68

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-4

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

PowerShares Dynamic Energy Sector Portfolio (PXI)

PowerShares Dynamic Financial Sector Portfolio (PFI)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

PowerShares Dynamic Technology Sector Portfolio (PTF)

PowerShares Dynamic Utilities Portfolio (PUI)

PowerShares NASDAQ Internet Portfolio (PNQI)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	6

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	8

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	10

PowerShares Dynamic Energy Sector Portfolio (PXI)	12

PowerShares Dynamic Financial Sector Portfolio (PFI)	14

PowerShares Dynamic Healthcare Sector Portfolio (PTH)	16

PowerShares Dynamic Industrials Sector Portfolio (PRN)	18

PowerShares Dynamic Technology Sector Portfolio (PTF)	20

PowerShares Dynamic Utilities Portfolio (PUI)	22

PowerShares NASDAQ Internet Portfolio (PNQI)	24

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	34

Notes to Financial Statements	39

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	1,273	560	21	4	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	1,273	483	17	4	0	0	2
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	1,273	462	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	1,273	530	15	8	2	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	1,273	502	27	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	1,273	423	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	1,273	563	13	8	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	1,273	479	56	9	1	1	1
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1,515	605	30	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	821	358	9	5	1	2	2

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	669	16	3	0	0	0
PEZ	756	9	1	0	0	1
PSL	778	9	1	0	0	0
PXI	696	14	6	1	0	1
PFI	700	21	6	4	2	0
PTH	815	10	0	0	0	0
PRN	675	13	0	0	0	0
PTF	704	18	2	0	0	2
PUI	854	17	0	0	1	0
PNQI	436	6	1	0	0	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

In pursuing its investment objectives, PowerShares Dynamic Financial Sector Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials (PYZ) Sector Portfolio Actual	$1,000.00	$815.27	0.65%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Consumer (PEZ) Discretionary Sector Portfolio Actual	$1,000.00	$932.94	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Consumer Staples (PSL) Sector Portfolio Actual	$1,000.00	$980.19	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio (PXI) Actual	$1,000.00	$870.30	0.65%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Financial Sector (PFI) Portfolio Actual	$1,000.00	$876.09	0.65%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Healthcare Sector (PTH) Portfolio Actual	$1,000.00	$901.31	0.65%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Industrials Sector (PRN) Portfolio Actual	$1,000.00	$845.85	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Technology Sector (PTF) Portfolio Actual	$1,000.00	$870.93	0.65%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Utilities Portfolio (PUI) Actual	$1,000.00	$948.59	0.63%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares NASDAQ Internet Portfolio (PNQI) Actual	$1,000.00	$867.77	0.60%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

5

Portfolio Composition

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Chemicals - Specialty	24.2
Chemicals - Diversified	24.0
Paper & Related Products	9.6
Agricultural Chemicals	7.0
Industrial Gases	6.8
Steel - Producers	4.4
Containers - Metal/Glass	3.8
Metal Processors & Fabricators	3.0
Diversified Manufacturing Operations	2.8
Coal	2.3
Metal - Copper	2.2
Metal - Iron	2.2
Rubber/Plastic Products	1.6
Coatings/Paint	1.4
Containers - Paper/Plastic	1.4
Chemicals - Plastics	1.2
Metal - Aluminum	1.2
Petrochemicals	0.9
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agricultural Chemicals—7.0%
7,597	CF Industries Holdings, Inc.	$1,232,765
32,408	CVR Partners LP	815,061
19,758	Mosaic Co. (The)	1,157,029
4,211	Terra Nitrogen Co. LP	717,512
		3,922,367
	Chemicals - Diversified—24.0%
31,276	Celanese Corp., Series A	1,362,070
51,108	Dow Chemical Co. (The)	1,424,891
29,742	E.I. du Pont de Nemours & Co.	1,429,698
18,900	FMC Corp.	1,491,021
38,322	Georgia Gulf Corp.*	693,628
60,936	Huntsman Corp.	715,389
18,564	Innophos Holdings, Inc.	816,631
29,755	Innospec, Inc.*	898,601
39,560	Olin Corp.	746,102
18,947	PPG Industries, Inc.	1,637,210
15,909	Rockwood Holdings, Inc.*	732,450
47,173	Solutia, Inc.*	766,561
17,691	Westlake Chemical Corp.	729,046
		13,443,298

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Chemicals - Plastics—1.2%
62,358	PolyOne Corp.	$697,786
	Chemicals - Specialty—24.2%
15,115	Albemarle Corp.	805,478
15,002	Ashland, Inc.	794,506
18,713	Balchem Corp.	689,948
23,204	Cabot Corp.	700,297
34,682	Eastman Chemical Co.	1,362,656
94,286	Ferro Corp.*	610,030
36,382	H.B. Fuller Co.	781,849
13,339	International Flavors & Fragrances, Inc.	807,810
32,257	Kraton Performance Polymers, Inc.*	634,818
4,634	NewMarket Corp.	899,645
24,963	OM Group, Inc.*	721,680
24,560	Quaker Chemical Corp.	854,442
21,755	Sensient Technologies Corp.	804,065
22,207	Sigma-Aldrich Corp.	1,454,114
10,143	Stepan Co.	783,953
20,276	W.R. Grace & Co.*	847,334
		13,552,625

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Coal—2.3%
17,345	Walter Energy, Inc.	$1,312,149
	Coatings/Paint—1.4%
35,945	Kronos Worldwide, Inc.	797,620
	Containers - Metal/Glass—3.8%
39,154	Ball Corp.	1,353,554
22,274	Crown Holdings, Inc.*	752,638
		2,106,192
	Containers - Paper/Plastic—1.4%
43,928	Sealed Air Corp.	781,918
	Diversified Manufacturing Operations—2.8%
25,004	Koppers Holdings, Inc.	827,383
21,017	LSB Industries, Inc.*	744,632
		1,572,015
	Industrial Gases—6.8%
17,430	Air Products & Chemicals, Inc.	1,501,420
11,946	Airgas, Inc.	823,677
14,525	Praxair, Inc.	1,476,757
		3,801,854
	Metal Processors & Fabricators—3.0%
14,563	Haynes International, Inc.	851,790
46,730	Worthington Industries, Inc.	807,494
		1,659,284
	Metal - Aluminum—1.2%
72,521	Noranda Aluminum Holding Corp.*	671,544
	Metal - Copper—2.2%
30,781	Freeport-McMoRan Copper & Gold, Inc.	1,239,243
	Metal - Iron—2.2%
17,893	Cliffs Natural Resources, Inc.	1,220,661
	Paper & Related Products—9.6%
131,172	Boise, Inc.	793,591
9,913	Domtar Corp.	811,974
53,377	International Paper Co.	1,478,543
54,101	KapStone Paper and Packaging Corp.*	887,256
28,484	MeadWestvaco Corp.	794,988
85,843	Mercer International, Inc.*	590,600
		5,356,952
	Petrochemicals—0.9%
25,296	TPC Group, Inc.*	502,632
	Rubber/Plastic Products—1.6%
75,524	Myers Industries, Inc.	922,903

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Steel - Producers—4.4%
15,652	Carpenter Technology Corp.	$887,782
65,187	Metals USA Holdings Corp.*	709,886
19,219	Reliance Steel & Aluminum Co.	849,288
		2,446,956
	Total Common Stocks and Other Equity Interests (Cost $60,792,045)	56,007,999
	Money Market Fund—0.2%
113,850	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $113,850)	113,850
	Total Investments (Cost $60,905,895)—100.2%	56,121,849
	Liabilities in excess of other assets—(0.2)%	(96,184)
	Net Assets—100.0%	$56,025,665

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Retail	45.6
Media	12.5
Apparel	10.4
Commercial Services	6.3
Lodging	5.0
Auto Parts & Equipment	4.2
Home Furnishings	3.3
Entertainment	2.7
Auto Manufacturers	2.6
Distribution/Wholesale	2.5
Household Products/Wares	2.1
Leisure Time	1.6
Miscellaneous Manufacturing	1.2
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel—10.4%
8,686	Coach, Inc.	$565,198
9,553	Crocs, Inc.*	168,801
14,268	Iconix Brand Group, Inc.*	256,111
3,612	Ralph Lauren Corp.	573,549
7,372	Steven Madden Ltd.*	272,027
8,790	True Religion Apparel, Inc.*	298,157
		2,133,843
	Auto Manufacturers—2.6%
45,728	Ford Motor Co.*	534,103
	Auto Parts & Equipment—4.2%
5,857	Lear Corp.	274,752
8,637	Tenneco, Inc.*	282,603
5,403	Visteon Corp.*	300,515
		857,870
	Commercial Services—6.3%
5,767	Apollo Group, Inc., Class A*	273,067
12,026	Bridgepoint Education, Inc.*	260,603
15,697	Career Education Corp.*	253,193
13,051	Hillenbrand, Inc.	275,507
3,648	ITT Educational Services, Inc.*	226,030
		1,288,400
	Distribution/Wholesale—2.5%
4,976	Fossil, Inc.*	515,812

Number of Shares		Value
	Common Stocks (Continued)
	Entertainment—2.7%
6,130	Churchill Downs, Inc.	$294,669
7,001	Penn National Gaming, Inc.*	252,036
		546,705
	Home Furnishings—3.3%
17,514	Select Comfort Corp.*	363,766
4,700	Tempur-Pedic International, Inc.*	319,882
		683,648
	Household Products/Wares—2.1%
12,896	American Greetings Corp., Class A	206,465
3,995	Tupperware Brands Corp.	225,877
		432,342
	Leisure Time—1.6%
5,054	Polaris Industries, Inc.	320,120
	Lodging—5.0%
14,799	Ameristar Casinos, Inc.	273,781
8,686	Wyndham Worldwide Corp.	292,458
3,379	Wynn Resorts Ltd.	448,731
		1,014,970
	Media—12.5%
20,531	CBS Corp., Class B	529,905
11,178	DIRECTV, Class A*	508,152
19,553	Knology, Inc.*	280,195
3,887	Liberty Media Corp. - Liberty Capital, Class A*	298,599

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
11,718	McGraw-Hill Cos., Inc. (The)	$498,015
10,405	Viacom, Inc., Class B	456,259
		2,571,125
	Miscellaneous Manufacturing—1.2%
7,945	Sturm Ruger & Co., Inc.	240,893
	Retail—45.6%
14,707	Asbury Automotive Group, Inc.*	274,286
1,574	AutoZone, Inc.*	509,331
8,662	Bed Bath & Beyond, Inc.*	535,658
8,278	Bob Evans Farms, Inc.	272,346
13,508	Bravo Brio Restaurant Group, Inc.*	262,460
7,127	Buckle, Inc. (The)	317,579
10,477	Cato Corp. (The), Class A	268,526
5,643	Darden Restaurants, Inc.	270,187
5,686	Dillard's, Inc., Class A	293,000
6,750	Dollar Tree, Inc.*	539,730
9,588	Domino's Pizza, Inc.*	307,104
12,737	Foot Locker, Inc.	278,431
5,456	Genesco, Inc.*	321,577
11,664	GNC Holdings, Inc., Class A*	288,684
6,719	Group 1 Automotive, Inc.	306,118
7,076	Hibbett Sports, Inc.*	291,460
13,062	Limited Brands, Inc.	557,878
19,097	Macy's, Inc.	583,031
5,274	McDonald's Corp.	489,691
9,305	Men's Wearhouse, Inc. (The)	287,338
6,257	PetSmart, Inc.	293,766
8,658	Red Robin Gourmet Burgers, Inc.*	217,056
15,754	Sally Beauty Holdings, Inc.*	302,319
8,701	TJX Cos., Inc. (The)	512,750
4,360	Tractor Supply Co.	309,298
6,079	Vitamin Shoppe, Inc.*	229,239
52,154	Wet Seal, Inc. (The), Class A*	218,525
		9,337,368
	Total Common Stocks (Cost $19,391,184)	20,477,199
	Money Market Fund—0.4%
72,915	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $72,915)	72,915
	Total Investments (Cost $19,464,099)—100.4%	20,550,114
	Liabilities in excess of other assets—(0.4)%	(73,551)
	Net Assets—100.0%	$20,476,563

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Food	35.7
Agriculture	15.4
Retail	14.9
Beverages	14.0
Cosmetics/Personal Care	8.9
Household Products/Wares	5.2
Pharmaceuticals	4.7
Environmental Control	1.2
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—15.4%
34,995	Altria Group, Inc.	$964,112
33,107	Archer-Daniels-Midland Co.	958,117
8,094	Bunge Ltd.	499,966
4,559	Lorillard, Inc.	504,499
13,300	Philip Morris International, Inc.	929,271
25,167	Reynolds American, Inc.	973,460
13,111	Universal Corp.	561,413
28,477	Vector Group Ltd.	500,341
		5,891,179
	Beverages—14.0%
7,009	Brown-Forman Corp., Class B	523,783
13,436	Coca-Cola Co. (The)	917,947
19,030	Coca-Cola Enterprises, Inc.	510,385
26,339	Constellation Brands, Inc., Class A*	532,575
13,727	Dr Pepper Snapple Group, Inc.	514,076
5,127	Green Mountain Coffee Roasters, Inc.*	333,358
5,932	Hansen Natural Corp.*	528,482
32,181	National Beverage Corp.	544,502
14,572	PepsiCo, Inc.	917,307
		5,322,415
	Cosmetics/Personal Care—8.9%
10,478	Colgate-Palmolive Co.	946,897
15,947	Elizabeth Arden, Inc.*	546,663
9,596	Estee Lauder Cos., Inc. (The), Class A	944,726
14,709	Procter & Gamble Co. (The)	941,229
		3,379,515
	Environmental Control—1.2%
32,620	Darling International, Inc.*	457,332

Number of Shares		Value
	Common Stocks (Continued)
	Food—35.7%
29,444	B&G Foods, Inc.	$624,802
16,623	Cal-Maine Foods, Inc.	553,878
50,863	Chiquita Brands International, Inc.*	451,663
20,996	ConAgra Foods, Inc.	531,829
10,956	Corn Products International, Inc.	531,366
6,576	Diamond Foods, Inc.	432,372
48,598	Dole Food Co., Inc.*	514,167
21,209	Fresh Del Monte Produce, Inc.	539,981
15,130	Fresh Market, Inc. (The)*	605,200
9,824	H.J. Heinz Co.	524,995
18,753	Hormel Foods Corp.	552,651
17,307	Kellogg Co.	938,212
27,109	Kraft Foods, Inc., Class A	953,695
22,135	Kroger Co. (The)	513,089
16,739	Nash Finch Co.	440,571
5,870	Ralcorp Holdings, Inc.*	474,531
13,214	Ruddick Corp.	577,584
29,392	Safeway, Inc.	569,323
24,609	Smithfield Foods, Inc.*	562,562
34,267	Spartan Stores, Inc.	586,651
19,993	Tootsie Roll Industries, Inc.	495,227
29,758	Tyson Foods, Inc., Class A	574,329
8,219	Whole Foods Market, Inc.	592,754
75,948	Winn-Dixie Stores, Inc.*	481,510
		13,622,942
	Household Products/Wares—5.2%
11,832	Church & Dwight Co., Inc.	522,738
13,569	Kimberly-Clark Corp.	945,895
49,557	Prestige Brands Holdings, Inc.*	524,313
		1,992,946

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—4.7%
9,230	Herbalife Ltd. (Cayman Islands)	$575,582
7,368	Mead Johnson Nutrition Co.	529,391
19,458	USANA Health Sciences, Inc.*	673,247
		1,778,220
	Retail—14.9%
11,818	Casey's General Stores, Inc.	585,582
11,920	Costco Wholesale Corp.	992,340
26,802	CVS Caremark Corp.	972,913
41,386	Pantry, Inc. (The)*	585,198
8,704	PriceSmart, Inc.	661,852
26,669	Walgreen Co.	885,411
17,398	Wal-Mart Stores, Inc.*	986,814
		5,670,110
	Total Common Stocks (Cost $34,392,633)	38,114,659
	Money Market Fund—0.2%
92,459	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,459)	92,459
	Total Investments (Cost $34,485,092)—100.2%	38,207,118
	Liabilities in excess of other assets—(0.2)%	(74,357)
	Net Assets—100.0%	$38,132,761

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Energy Sector Portfolio (PXI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Oil Companies - Exploration & Production	24.4
Oil - Field Services	16.8
Oil Companies - Integrated	12.5
Pipelines	11.8
Oil Refining & Marketing	9.1
Oil & Gas Drilling	8.9
Oil Field Machinery & Equipment	6.6
Coal	4.3
Transportation - Marine	1.5
Retail - Petroleum Products	1.4
Energy - Alternate Sources	1.4
Gas - Distribution	1.3
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Coal—4.3%
37,178	Alliance Holdings GP LP	$1,799,415
24,460	Alliance Resource Partners LP	1,857,248
89,517	Cloud Peak Energy, Inc.*	2,054,415
		5,711,078
	Energy - Alternate Sources—1.4%
173,994	Green Plains Renewable Energy, Inc.*	1,819,977
	Gas - Distribution—1.3%
40,631	Southern Union Co.	1,707,721
	Oil & Gas Drilling—8.9%
43,083	Atwood Oceanics, Inc.*	1,841,367
31,626	Helmerich & Payne, Inc.	1,681,871
453,777	Hercules Offshore, Inc.*	1,719,815
321,678	Parker Drilling Co.*	1,778,879
72,011	Patterson-UTI Energy, Inc.	1,463,264
151,262	Pioneer Drilling Co.*	1,495,981
37,892	Unit Corp.*	1,858,982
		11,840,159
	Oil Companies - Exploration & Production—24.4%
31,106	Apache Corp.	3,099,091
37,151	Berry Petroleum Co., Class A	1,283,567
38,058	Bill Barrett Corp.*	1,583,213
23,649	Cabot Oil & Gas Corp.	1,838,000
29,161	Contango Oil & Gas Co.*	1,876,219
117,438	Denbury Resources, Inc.*	1,843,777

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,460	Devon Energy Corp.	$3,147,477
37,160	Energen Corp.	1,823,070
57,213	EQT Corp.	3,633,026
60,603	Pioneer Southwest Energy Partners LP	1,663,552
49,929	QEP Resources, Inc.	1,774,976
23,693	SM Energy Co.	1,964,387
84,411	Southwestern Energy Co.*	3,548,638
72,105	Stone Energy Corp.*	1,751,430
86,118	W&T Offshore, Inc.	1,695,663
		32,526,086
	Oil Companies - Integrated—12.5%
32,211	Chevron Corp.	3,383,765
47,624	ConocoPhillips	3,317,012
42,951	Exxon Mobil Corp.	3,354,044
56,008	Hess Corp.	3,503,860
120,502	Marathon Oil Corp.	3,136,667
		16,695,348
	Oil Field Machinery & Equipment—6.6%
61,501	Complete Production Services, Inc.*	2,017,233
74,921	FMC Technologies, Inc.*	3,357,959
48,950	National Oilwell Varco, Inc.	3,491,604
		8,866,796
	Oil Refining & Marketing—9.1%
62,793	CVR Energy, Inc.*	1,554,755
123,579	Delek US Holdings, Inc.	1,789,424
48,151	HollyFrontier Corp.	1,477,754

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Energy Sector Portfolio (PXI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
76,720	Tesoro Corp.*	$1,990,117
149,481	Valero Energy Corp.	3,677,233
98,821	Western Refining, Inc.*	1,579,159
		12,068,442
	Oil - Field Services—16.8%
55,129	Baker Hughes, Inc.	3,196,931
11,509	CARBO Ceramics, Inc.	1,563,498
16,177	Core Laboratories NV (Netherlands)	1,751,322
75,244	Halliburton Co.	2,811,116
107,024	Helix Energy Solutions Group, Inc.*	1,932,853
77,664	Hornbeck Offshore Services, Inc.*	2,550,486
223,314	Newpark Resources, Inc.*	1,994,194
42,459	Oceaneering International, Inc.	1,776,060
73,790	RPC, Inc.	1,370,280
52,041	Superior Energy Services, Inc.*	1,463,393
58,436	Targa Resources Corp.	1,971,630
		22,381,763
	Pipelines—11.8%
59,579	Atlas Pipeline Partners LP	2,073,349
171,506	El Paso Corp.	4,289,365
37,703	MarkWest Energy Partners LP	1,878,741
40,264	ONEOK Partners LP	2,013,200
51,237	Targa Resources Partners LP	1,839,408
60,822	Williams Partners LP	3,608,569
		15,702,632
	Retail - Petroleum Products—1.4%
48,493	World Fuel Services Corp.	1,932,446
	Transportation - Marine—1.5%
48,122	Gulfmark Offshore, Inc., Class A*	2,001,394
	Total Common Stocks and Other Equity Interests (Cost $134,202,258)	133,253,842
	Money Market Fund—0.0%
81,978	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $81,978)	81,978
	Total Investments (Cost $134,284,236)—100.0%	133,335,820
	Liabilities in excess of other assets—(0.0)%	(48,865)
	Net Assets—100.0%	$133,286,955

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Financial Sector Portfolio (PFI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Life/Health Insurance	20.9
Commercial Banks - Central U.S.	11.0
Property/Casualty Insurance	10.6
Commercial Banks - Western U.S.	8.7
Multi-line Insurance	7.9
Super - Regional Banks - U.S.	7.6
Commercial Banks - Eastern U.S.	6.6
Commercial Banks - Southern U.S.	5.5
Finance - Credit Card	4.6
Commercial Services - Finance	4.0
Finance - Consumer Loans	3.7
Finance - Other Services	2.6
Real Estate Management/Services	2.5
Investment Management/Advisor Services	2.4
S&L/Thrifts - Central U.S.	1.4
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Commercial Banks - Central U.S.—11.0%
14,200	Chemical Financial Corp.	$285,846
6,212	Commerce Bancshares, Inc.	241,025
4,820	Cullen/Frost Bankers, Inc.	236,373
8,052	First Financial Corp.	264,589
28,796	First Midwest Bancorp, Inc.	259,452
15,388	MB Financial, Inc.	254,979
10,094	Texas Capital Bancshares, Inc.*	282,632
6,362	UMB Financial Corp.	234,567
		2,059,463
	Commercial Banks - Eastern U.S.—6.6%
5,835	M&T Bank Corp.	444,102
34,530	National Penn Bancshares, Inc.	269,334
4,510	Signature Bank*	251,433
14,344	Webster Financial Corp.	281,716
		1,246,585
	Commercial Banks - Southern U.S.—5.5%
11,021	Bank of the Ozarks, Inc.	274,092
10,626	Home Bancshares, Inc.	249,180
16,948	State Bank Financial Corp.*	244,729
13,060	WesBanco, Inc.	259,372
		1,027,373

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Commercial Banks - Western U.S.—8.7%
15,437	Columbia Banking System, Inc.	$294,384
29,112	CVB Financial Corp.	282,677
14,731	East West Bancorp, Inc.	286,813
15,347	PacWest Bancorp	270,721
5,376	SVB Financial Group*	246,973
14,599	Zions Bancorp.	253,439
		1,635,007
	Commercial Services - Finance—4.0%
27,465	Advance America Cash Advance Centers, Inc.	231,530
14,551	Moody's Corp.	516,415
		747,945
	Finance - Consumer Loans—3.7%
31,723	SLM Corp.	433,653
3,784	World Acceptance Corp.*	255,988
		689,641
	Finance - Credit Card—4.6%
8,931	American Express Co.	452,087
17,512	Discover Financial Services	412,583
		864,670

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finance - Other Services—2.6%
7,982	MarketAxess Holdings, Inc.	$233,314
10,439	NASDAQ OMX Group, Inc. (The)*	261,497
		494,811
	Investment Management/Advisor Services—2.4%
6,577	Cohen & Steers, Inc.	178,697
19,840	National Financial Partners Corp.*	271,213
		449,910
	Life/Health Insurance—20.9%
12,214	Aflac, Inc.	550,729
24,768	American Equity Investment Life Holding Co.	268,485
39,481	CNO Financial Group, Inc.*	246,756
8,346	FBL Financial Group, Inc., Class A	272,497
22,503	Lincoln National Corp.	428,682
18,301	Principal Financial Group, Inc.	471,800
13,249	Protective Life Corp.	246,432
9,107	Prudential Financial, Inc.	493,599
22,971	Symetra Financial Corp.	212,941
6,496	Torchmark Corp.	265,881
19,033	Unum Group	453,747
		3,911,549
	Multi-line Insurance—7.9%
6,961	ACE Ltd.	502,236
7,376	American Financial Group, Inc.	264,282
3,207	American National Insurance Co.	229,172
13,798	MetLife, Inc.	485,138
		1,480,828
	Property/Casualty Insurance—10.6%
10,493	AmTrust Financial Services, Inc.	266,312
7,257	Arch Capital Group Ltd.*	261,034
7,315	Chubb Corp. (The)	490,471
14,876	Fidelity National Financial, Inc., Class A	229,685
16,340	First American Financial Corp.	196,080
3,390	ProAssurance Corp.	259,505
3,944	RLI Corp.	277,421
		1,980,508
	Real Estate Management/Services—2.5%
20,316	HFF, Inc., Class A*	223,476
5,935	W.P. Carey & Co. LLC	237,400
		460,876
	S&L/Thrifts - Central U.S.—1.4%
20,472	ViewPoint Financial Group	263,475

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Super - Regional Banks - U.S.—7.6%
9,814	Capital One Financial Corp.	$448,107
67,451	KeyCorp	476,204
19,320	U.S. Bancorp	494,399
		1,418,710
	Total Common Stocks and Other Equity Interests (Cost $18,354,833)	18,731,351
	Money Market Fund—0.4%
79,336	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $79,336)	79,336
	Total Investments (Cost $18,434,169)—100.4%	18,810,687
	Liabilities in excess of other assets—(0.4)%	(79,094)
	Net Assets—100.0%	$18,731,593

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Healthcare - Services	33.9
Pharmaceuticals	24.7
Healthcare - Products	20.8
Software	8.5
Biotechnology	5.3
Commercial Services	3.0
Electronics	2.5
Distribution/Wholesale	1.3
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—5.3%
19,227	Charles River Laboratories International, Inc.*	$620,647
39,121	Momenta Pharmaceuticals, Inc.*	578,991
33,170	Myriad Genetics, Inc.*	705,858
15,963	United Therapeutics Corp.*	698,062
		2,603,558
	Commercial Services—3.0%
15,004	CorVel Corp.*	773,756
35,197	Team Health Holdings, Inc.*	715,203
		1,488,959
	Distribution/Wholesale—1.3%
8,673	MWI Veterinary Supply, Inc.*	654,812
	Electronics—2.5%
33,693	Agilent Technologies, Inc.*	1,249,000
	Healthcare - Products—20.8%
20,748	Arthrocare Corp.*	625,552
21,823	Baxter International, Inc.	1,199,829
18,972	Cepheid, Inc.*	680,715
8,896	Cooper Cos., Inc. (The)	616,493
23,177	Covidien PLC (Ireland)	1,090,246
18,698	DENTSPLY International, Inc.	691,078
16,088	ICU Medical, Inc.*	632,419
8,381	IDEXX Laboratories, Inc.*	603,348
3,287	Intuitive Surgical, Inc.*	1,426,098
9,477	Kinetic Concepts, Inc.*	648,132
28,588	Luminex Corp.*	627,793
14,636	Sirona Dental Systems, Inc.*	701,065
42,928	Wright Medical Group, Inc.*	737,932
		10,280,700

Number of Shares		Value
	Common Stocks (Continued)
	Healthcare - Services—33.9%
30,674	Aetna, Inc.	$1,219,598
9,946	Air Methods Corp.*	803,836
13,558	AMERIGROUP Corp.*	754,231
30,115	AmSurg Corp.*	762,813
21,067	Centene Corp.*	740,505
26,231	CIGNA Corp.	1,163,082
32,983	Community Health Systems, Inc.*	576,543
12,780	Covance, Inc.*	648,329
20,297	Coventry Health Care, Inc.*	645,648
8,884	DaVita, Inc.*	621,880
87,126	Health Management Associates, Inc., Class A*	763,224
16,892	Healthspring, Inc.*	911,154
53,302	Healthways, Inc.*	381,642
16,002	Humana, Inc.	1,358,410
18,974	LifePoint Hospitals, Inc.*	733,535
13,540	Magellan Health Services, Inc.*	696,904
34,854	Molina Healthcare, Inc.*	738,208
25,730	UnitedHealth Group, Inc.	1,234,783
14,545	WellCare Health Plans, Inc.*	712,850
19,463	WellPoint, Inc.	1,341,001
		16,808,176
	Pharmaceuticals—24.7%
30,566	AmerisourceBergen Corp.	1,247,093
111,814	Depomed, Inc.*	500,927
32,873	Eli Lilly & Co.	1,221,561
35,200	Forest Laboratories, Inc.*	1,101,760
16,806	Jazz Pharmaceuticals, Inc.*	654,762
15,376	McKesson Corp.	1,253,913
21,994	Omnicare, Inc.	655,861
22,256	Par Pharmaceutical Cos., Inc.*	681,034
64,390	Pfizer, Inc.	1,240,151
45,581	PharMerica Corp.*	711,063

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
23,017	Questcor Pharmaceuticals, Inc.*	$934,720
76,968	Spectrum Pharmaceuticals, Inc.*	853,575
17,887	Watson Pharmaceuticals, Inc.*	1,201,291
		12,257,711
	Software—8.5%
36,924	Allscripts Healthcare Solutions, Inc.*	707,095
18,037	Cerner Corp.*	1,144,087
9,706	Computer Programs & Systems, Inc.	495,685
34,235	Emdeon, Inc., Class A*	649,438
42,928	Omnicell, Inc.*	641,773
14,422	Quality Systems, Inc.	561,160
		4,199,238
	Total Common Stocks (Cost $50,269,570)	49,542,154
	Money Market Fund—0.3%
135,250	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $135,250)	135,250
	Total Investments (Cost $50,404,820)—100.3%	49,677,404
	Liabilities in excess of other assets—(0.3)%	(138,589)
	Net Assets—100.0%	$49,538,815

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Industrials Sector Portfolio (PRN)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Commercial Services	17.6
Aerospace/Defense	15.1
Machinery - Diversified	11.8
Miscellaneous Manufacturing	11.6
Engineering & Construction	10.0
Transportation	9.4
Metal Fabricate/Hardware	3.8
Hand/Machine Tools	2.9
Electrical Components & Equipment	2.8
Electronics	2.6
Holding Companies - Diversified	1.6
Airlines	1.5
Food	1.5
Auto Manufacturers	1.4
Environmental Control	1.4
Computers	1.4
Trucking & Leasing	1.3
Distribution/Wholesale	1.3
Electric	1.0
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—15.1%
14,892	Cubic Corp.	$701,711
8,576	Esterline Technologies Corp.*	479,399
18,135	General Dynamics Corp.	1,164,086
17,199	L-3 Communications Holdings, Inc.	1,165,748
15,170	Lockheed Martin Corp.	1,151,403
21,305	Northrop Grumman Corp.	1,230,364
41,066	Orbital Sciences Corp.*	634,880
12,041	Triumph Group, Inc.	699,582
		7,227,173
	Airlines—1.5%
10,827	Alaska Air Group, Inc.*	720,320
	Auto Manufacturers—1.4%
33,158	Oshkosh Corp.*	691,676
	Commercial Services—17.6%
50,851	Avis Budget Group, Inc.*	716,999
29,297	Deluxe Corp.	691,995
20,011	Huron Consulting Group, Inc.*	720,596
27,489	ICF International, Inc.*	642,693
24,985	Insperity, Inc.	644,113

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,200	Iron Mountain, Inc.	$1,088,736
41,831	Kelly Services, Inc., Class A	683,937
39,462	Korn/Ferry International*	630,208
25,393	Macquarie Infrastructure Co. LLC	669,614
19,250	Towers Watson & Co., Class A	1,264,725
32,190	Viad Corp.	673,737
		8,427,353
	Computers—1.4%
41,717	Sykes Enterprises, Inc.*	664,552
	Distribution/Wholesale—1.3%
33,341	Beacon Roofing Supply, Inc.*	614,475
	Electric—1.0%
56,020	EnerNOC, Inc.*	496,897
	Electrical Components & Equipment—2.8%
21,076	Belden, Inc.	680,333
29,844	Generac Holdings, Inc.*	682,234
		1,362,567

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—2.6%
27,526	Tyco International Ltd. (Switzerland)	$1,253,809
	Engineering & Construction—10.0%
15,481	Exponent, Inc.*	745,875
19,364	Fluor Corp.	1,100,843
26,228	Foster Wheeler AG (Switzerland)*	559,181
38,827	KBR, Inc.	1,083,662
29,452	MasTec, Inc.*	636,752
17,795	URS Corp.*	635,281
		4,761,594
	Environmental Control—1.4%
11,597	Clean Harbors, Inc.*	675,757
	Food—1.5%
28,323	M&F Worldwide Corp.*	701,277
	Hand/Machine Tools—2.9%
14,875	Franklin Electric Co., Inc.	683,060
17,697	Kennametal, Inc.	688,236
		1,371,296
	Holding Companies - Diversified—1.6%
58,450	Primoris Services Corp.	761,019
	Machinery - Diversified—11.8%
15,570	AGCO Corp.*	682,433
14,896	Cascade Corp.	642,018
12,705	Cummins, Inc.	1,263,258
14,615	Deere & Co.	1,109,279
8,210	Gardner Denver, Inc.	634,879
15,942	Sauer-Danfoss, Inc.*	617,274
10,460	Wabtec Corp.	702,703
		5,651,844
	Metal Fabricate/Hardware—3.8%
7,021	Precision Castparts Corp.	1,145,476
22,567	Sun Hydraulics Corp.	649,027
		1,794,503
	Miscellaneous Manufacturing—11.6%
27,831	Barnes Group, Inc.	647,627
20,808	Ceradyne, Inc.*	696,236
25,393	Colfax Corp.*	641,427
20,431	Dover Corp.	1,134,533
16,138	EnPro Industries, Inc.*	555,793
28,905	Hexcel Corp.*	714,243
25,023	ITT Corp.*	1,141,049
		5,530,908
	Transportation—9.4%
51,806	CSX Corp.	1,150,611

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,476	Kirby Corp.*	$706,233
17,050	Norfolk Southern Corp.	1,261,529
19,880	Old Dominion Freight Line, Inc.*	727,012
49,040	RailAmerica, Inc.*	670,377
		4,515,762
	Trucking & Leasing—1.3%
8,453	Amerco, Inc.*	639,977
	Total Common Stocks and Other Equity Interests (Cost $50,027,219)	47,862,759
	Money Market Fund—0.2%
112,980	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $112,980)	112,980
	Total Investments (Cost $50,140,199)—100.2%	47,975,739
	Liabilities in excess of other assets—(0.2)%	(108,099)
	Net Assets—100.0%	$47,867,640

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Technology Sector Portfolio (PTF)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Computers	22.3
Semiconductors	19.6
Software	18.7
Commercial Services	11.6
Internet	9.6
Electronics	7.1
Telecommunications	5.9
Distribution/Wholesale	2.7
Home Furnishings	1.3
Machinery - Diversified	1.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—11.6%
3,953	Alliance Data Systems Corp.*	$404,945
13,385	Automatic Data Processing, Inc.	700,437
15,060	Cardtronics, Inc.*	375,446
24,015	Electro Rent Corp.	385,921
18,060	Heartland Payment Systems, Inc.	392,986
2,003	MasterCard, Inc., Class A	695,522
9,645	MAXIMUS, Inc.	389,079
		3,344,336
	Computers—22.3%
12,628	Accenture PLC, Class A (Ireland)	760,963
1,699	Apple, Inc.*	687,721
40,069	Cadence Design Systems, Inc.*	443,564
44,356	Dell, Inc.*	701,268
19,443	Insight Enterprises, Inc.*	328,587
3,852	International Business Machines Corp.	711,195
10,213	Manhattan Associates, Inc.*	432,521
21,885	NCR Corp.*	416,690
13,388	Teradata Corp.*	798,728
21,219	Unisys Corp.*	551,482
23,032	Western Digital Corp.*	613,572
		6,446,291
	Distribution/Wholesale—2.7%
40,434	Brightpoint, Inc.*	410,405
20,568	Ingram Micro, Inc., Class A*	367,756
		778,161
	Electronics—7.1%
64,738	Flextronics International Ltd. (Singapore)*	425,005
22,989	Jabil Circuit, Inc.	472,654
28,966	Newport Corp.*	401,179

Number of Shares		Value
	Common Stocks (Continued)
7,953	Tech Data Corp.*	$391,129
32,847	Vishay Intertechnology, Inc.*	353,105
		2,043,072
	Home Furnishings—1.3%
35,684	TiVo, Inc.*	386,458
	Internet—9.6%
36,679	Dice Holdings, Inc.*	373,392
9,350	IAC/InterActiveCorp.*	381,760
15,761	Liquidity Services, Inc.*	513,178
31,232	NIC, Inc.	431,314
39,979	S1 Corp.*	388,996
39,780	Symantec Corp.*	676,658
		2,765,298
	Machinery - Diversified—1.2%
10,522	Cognex Corp.	356,591
	Semiconductors—19.6%
17,950	Altera Corp.	680,664
39,622	Brooks Automation, Inc.	414,050
12,967	CEVA, Inc.*	402,885
49,917	Entegris, Inc.*	447,256
31,204	GT Advanced Technologies, Inc.*	255,873
31,762	IXYS Corp.*	434,187
18,371	KLA-Tencor Corp.	865,090
41,088	Kulicke & Soffa Industries, Inc.*	396,499
52,576	LSI Corp.*	328,600
25,811	Tessera Technologies, Inc.*	355,417
16,772	Ultratech, Inc.*	365,630
21,547	Xilinx, Inc.	720,963
		5,667,114

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Technology Sector Portfolio (PTF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Software—18.7%
12,106	ACI Worldwide, Inc.*	$371,290
57,765	Activision Blizzard, Inc.	773,473
21,193	Aspen Technology, Inc.*	367,487
16,467	BMC Software, Inc.*	572,393
10,635	CommVault Systems, Inc.*	452,838
30,306	Electronic Arts, Inc.*	707,645
13,861	Fair Isaac Corp.	379,098
3,097	MicroStrategy, Inc., Class A*	408,092
11,312	OPNET Technologies, Inc.	494,787
26,269	PROS Holdings, Inc.*	416,626
15,124	Tyler Technologies, Inc.*	477,465
		5,421,194
	Telecommunications—5.9%
6,674	IPG Photonics Corp.*	352,788
16,117	Motorola Solutions, Inc.	756,048
16,274	Polycom, Inc.*	269,009
38,423	TeleNav, Inc.*	329,285
		1,707,130
	Total Common Stocks (Cost $28,059,902)	28,915,645
	Money Market Fund—0.3%
82,949	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,949)	82,949
	Total Investments (Cost $28,142,851)—100.3%	28,998,594
	Liabilities in excess of other assets—(0.3)%	(88,040)
	Net Assets—100.0%	$28,910,554

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Utilities Portfolio (PUI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Electric - Integrated	47.6
Telephone - Integrated	13.3
Wireless Equipment	9.1
Telecommunication Services	8.1
Gas - Distribution	5.8
Cellular Telecommunications	5.2
Internet Connectivity Services	2.9
Cable/Satellite TV	2.6
Electric - Generation	1.5
Water	1.4
Independent Power Producers	1.3
Satellite Telecommunications	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—2.6%
27,598	DIRECTV, Class A*	$1,254,605
	Cellular Telecommunications—5.2%
59,975	MetroPCS Communications, Inc.*	509,787
17,727	NII Holdings, Inc.*	417,116
360,989	Sprint Nextel Corp.*	927,742
15,616	United States Cellular Corp.*	622,610
		2,477,255
	Electric - Generation—1.5%
61,829	AES Corp. (The)*	693,721
	Electric - Integrated—47.6%
16,213	Alliant Energy Corp.	661,166
21,916	Ameren Corp.	698,682
31,236	American Electric Power Co., Inc.	1,226,950
25,877	Avista Corp.	658,570
11,485	CH Energy Group, Inc.	634,087
33,278	CMS Energy Corp.	692,848
21,105	Consolidated Edison, Inc.	1,221,346
17,408	Constellation Energy Group, Inc.	691,098
24,210	Dominion Resources, Inc.	1,248,994
21,410	DPL, Inc.	649,794
63,212	Duke Energy Corp.	1,290,789
32,607	Edison International	1,323,844
18,706	El Paso Electric Co.	599,153
27,927	Exelon Corp.	1,239,680
27,585	FirstEnergy Corp.	1,240,222
34,368	Great Plains Energy, Inc.	712,792

Number of Shares		Value
	Common Stocks (Continued)
17,408	IDACORP, Inc.	$702,935
18,761	Northeast Utilities	648,568
19,534	NorthWestern Corp.	672,946
44,073	NV Energy, Inc.	706,931
43,711	PNM Resources, Inc.	785,924
27,197	Portland General Electric Co.	667,414
24,725	Progress Energy, Inc.	1,288,172
28,734	Southern Co.	1,241,309
17,408	Unisource Energy Corp.	648,970
20,663	Wisconsin Energy Corp.	670,101
		22,823,285
	Gas - Distribution—5.8%
19,843	Atmos Energy Corp.	681,012
16,770	Laclede Group, Inc. (The)	672,812
31,156	NiSource, Inc.	688,236
17,895	Southwest Gas Corp.	706,495
		2,748,555
	Independent Power Producers—1.3%
29,207	NRG Energy, Inc.*	625,614
	Internet Connectivity Services—2.9%
11,122	AboveNet, Inc.	660,091
46,507	Cogent Communications Group, Inc.*	746,437
		1,406,528
	Satellite Telecommunications—1.2%
89,128	Iridium Communications, Inc.*	566,854

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Utilities Portfolio (PUI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—8.1%
34,817	Consolidated Communications Holdings, Inc.	$657,345
24,518	Level 3 Communications, Inc.*	654,385
57,086	Neutral Tandem, Inc.*	601,687
34,817	NTELOS Holdings Corp.*	662,219
121,200	PAETEC Holding Corp.*	664,176
35,552	tw telecom, inc.*	657,712
		3,897,524
	Telephone - Integrated—13.3%
40,400	AT&T, Inc.	1,184,124
18,581	CenturyLink, Inc.	655,166
203,801	Cincinnati Bell, Inc.*	656,239
79,298	General Communication, Inc., Class A*	749,366
57,277	IDT Corp., Class B	658,686
26,378	Telephone & Data Systems, Inc.	611,442
32,808	Verizon Communications, Inc.	1,213,240
53,063	Windstream Corp.	645,777
		6,374,040
	Water—1.4%
22,052	American Water Works Co., Inc.	673,248
	Wireless Equipment—9.1%
22,623	American Tower Corp., Class A*	1,246,527
28,189	Crown Castle International Corp.*	1,165,897
29,018	Motorola Solutions, Inc.	1,361,234
69,182	TeleNav, Inc.*	592,890
		4,366,548
	Total Common Stocks (Cost $50,854,172)	47,907,777
	Money Market Fund—0.1%
56,663	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $56,663)	56,663
	Total Investments (Cost $50,910,835)—100.1%	47,964,440
	Liabilities in excess of other assets—(0.1)%	(50,683)
	Net Assets—100.0%	$47,913,757

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares NASDAQ Internet Portfolio (PNQI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Web Portals/ISP	28.1
E-Commerce/Services	26.1
E-Commerce/Products	11.9
Web Hosting/Design	7.6
Internet Security	3.8
Internet Infrastructure Software	3.5
Enterprise Software/Services	3.4
E-Marketing/Information	3.3
Internet Content - Entertainment	2.6
Internet Content - Information/Network	1.4
Internet Application Software	1.4
Internet Content - Information/News	1.0
Internet Telephony	1.0
Printing - Commercial	1.0
Human Resources	0.8
Internet Connectivity Services	0.7
Networking Products	0.7
E-Services/Consulting	0.6
Computer Services	0.5
Telecommunication Services	0.4
Retail - Pet Food & Supplies	0.1
Internet Incubators	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Computer Services—0.5%
19,499	LivePerson, Inc.*	$245,492
	E-Commerce/Products—11.9%
20,598	Amazon.com, Inc.*	4,397,879
5,244	Blue Nile, Inc.*	236,662
16,250	MercadoLibre, Inc. (Argentina)	1,059,500
10,262	Nutrisystem, Inc.	126,838
8,556	Overstock.com, Inc.*	71,015
12,723	Shutterfly, Inc.*	530,167
		6,422,061
	E-Commerce/Services—26.1%
16,735	Ancestry.com, Inc.*	381,056
143,660	eBay, Inc.*	4,572,698
73,158	Expedia, Inc.	1,921,129
29,148	IAC/InterActiveCorp.*	1,190,113
13,437	MakeMyTrip Ltd. (Mauritius)*	403,244
9,435	Netflix, Inc.*	774,425

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,716	OpenTable, Inc.*	$382,284
37,993	Orbitz Worldwide, Inc.*	71,807
8,254	Priceline.com, Inc.*	4,190,721
32,604	United Online, Inc.	192,689
		14,080,166
	E-Marketing/Information—3.3%
11,712	comScore, Inc.*	247,240
10,908	Constant Contact, Inc.*	220,778
14,588	Digital River, Inc.*	267,398
10,404	Liquidity Services, Inc.*	338,754
17,484	QuinStreet, Inc.*	200,891
29,138	ValueClick, Inc.*	512,829
		1,787,890
	Enterprise Software/Services—3.4%
21,107	Open Text Corp. (Canada)*	1,287,949
12,241	RightNow Technologies, Inc.*	526,486
		1,814,435

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	E-Services/Consulting—0.6%
6,314	Keynote Systems, Inc.	$150,715
11,303	Perficient, Inc.*	107,718
10,786	Saba Software, Inc.*	74,855
		333,288
	Human Resources—0.8%
47,560	Monster Worldwide, Inc.*	438,979
	Internet Application Software—1.4%
15,223	DealerTrack Holdings, Inc.*	330,187
15,612	KIT Digital, Inc.*	140,508
12,548	RealNetworks, Inc.	122,469
7,659	Vocus, Inc.*	156,090
		749,254
	Internet Connectivity Services—0.7%
16,933	Cogent Communications Group, Inc.*	271,775
19,264	Internap Network Services Corp.*	109,419
		381,194
	Internet Content - Entertainment—2.6%
41,873	Limelight Networks, Inc.*	116,407
27,617	NetEase.com, Inc. ADR (China)*	1,308,217
		1,424,624
	Internet Content - Information/Network—1.4%
21,602	WebMD Health Corp.*	776,592
	Internet Content - Information/News—1.0%
24,681	Dice Holdings, Inc.*	251,252
6,052	Travelzoo, Inc.*	192,817
11,151	XO Group, Inc.*	102,924
		546,993
	Internet Incubators—0.1%
16,108	ModusLink Global Solutions, Inc.	67,331
	Internet Infrastructure Software—3.5%
67,881	Akamai Technologies, Inc.*	1,828,714
17,833	Support.com, Inc.*	37,628
		1,866,342
	Internet Security—3.8%
61,261	VeriSign, Inc.	1,965,865
23,562	Zix Corp.*	58,434
		2,024,299
	Internet Telephony—1.0%
17,038	j2 Global Communications, Inc.	524,430
	Networking Products—0.7%
8,895	LogMeIn, Inc.*	361,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Printing - Commercial—1.0%
14,777	VistaPrint NV (Netherlands)*	$516,013
	Retail - Pet Food & Supplies—0.1%
7,722	PetMed Express, Inc.	76,988
	Telecommunication Services—0.4%
91,354	Clearwire Corp., Class A*	175,400
17,066	Motricity, Inc.*	30,036
		205,436
	Web Hosting/Design—7.6%
17,316	Equinix, Inc.*	1,662,509
23,561	NIC, Inc.	325,377
48,015	Rackspace Hosting, Inc.*	1,987,341
10,751	Web.com Group, Inc.*	103,855
		4,079,082
	Web Portals/ISP—28.1%
39,382	AOL, Inc.*	556,074
30,422	Baidu, Inc. ADR (China)*	4,264,556
39,620	EarthLink, Inc.	277,736
8,198	Google, Inc., Class A*	4,858,463
14,024	InfoSpace, Inc.*	122,850
20,644	SINA Corp. (China)*	1,678,151
14,103	Sohu.com, Inc.*	851,821
162,984	Yahoo!, Inc.*	2,549,070
		15,158,721
	Total Investments (Cost $51,108,423)—100.0%	53,881,370
	Liabilities in excess of other assets—(0.0)%	(24,575)
	Net Assets—100.0%	$53,856,795

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

China	13.5%

See Notes to Financial Statements.

25

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
ASSETS:
Investments, at value	$56,121,849	$20,550,114	$38,207,118	$133,335,820	$18,810,687
Cash	71	57	66	71	58
Receivables:
Dividends	25,747	5,986	33,677	60,627	5,516
Expense waivers	7,285	9,195	8,405	2,015	9,648
Investments sold	—	—	—	60,320	—
Shares sold	—	—	—	—	—
Total Assets	56,154,952	20,565,352	38,249,266	133,458,853	18,825,909
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	—	—	—	—	—
Accrued advisory fees	23,472	6,248	15,691	52,465	5,673
Accrued expenses	105,815	82,541	100,814	119,433	88,643
Total Liabilities	129,287	88,789	116,505	171,898	94,316
NET ASSETS	$56,025,665	$20,476,563	$38,132,761	$133,286,955	$18,731,593
NET ASSETS CONSIST OF:
Shares of beneficial interest	$67,111,522	$25,028,797	$39,994,746	$139,536,498	$27,457,142
Undistributed net investment income (loss)	(136,437)	9,051	67,048	(104,977)	5,409
Undistributed net realized gain (loss)	(6,165,374)	(5,647,300)	(5,651,059)	(5,196,150)	(9,107,476)
Net unrealized appreciation (depreciation)	(4,784,046)	1,086,015	3,722,026	(948,416)	376,518
Net Assets	$56,025,665	$20,476,563	$38,132,761	$133,286,955	$18,731,593
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	800,000	1,250,000	3,450,000	1,050,000
Net asset value	$32.96	$25.60	$30.51	$38.63	$17.84
Share price	$32.98	$25.63	$30.53	$38.70	$17.86
Investments, at cost	$60,905,895	$19,464,099	$34,485,092	$134,284,236	$18,434,169

See Notes to Financial Statements.

26

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
ASSETS:
Investments, at value	$49,677,404	$47,975,739	$28,998,594	$47,964,440	$53,881,370
Cash	68	64	64	66	—
Receivables:
Dividends	5,673	21,748	8,830	88,413	—
Expense waivers	9,036	8,343	8,962	7,742	—
Investments sold	—	—	—	267,663	—
Shares sold	—	—	—	—	3,704,920
Total Assets	49,692,181	48,005,894	29,016,450	48,328,324	57,586,290
LIABILITIES:
Due to custodian	—	—	—	—	198
Payables:
Investments purchased	—	—	—	295,298	3,704,651
Accrued advisory fees	20,976	19,007	11,549	19,857	24,646
Accrued expenses	132,390	119,247	94,347	99,412	—
Total Liabilities	153,366	138,254	105,896	414,567	3,729,495
NET ASSETS	$49,538,815	$47,867,640	$28,910,554	$47,913,757	$53,856,795
NET ASSETS CONSIST OF:
Shares of beneficial interest	$90,573,671	$86,859,517	$52,049,335	$66,942,467	$50,690,010
Undistributed net investment income (loss)	5,448	(18,471)	38,036	(107,130)	(2,551)
Undistributed net realized gain (loss)	(40,312,888)	(36,808,946)	(24,032,560)	(15,975,185)	396,389
Net unrealized appreciation (depreciation)	(727,416)	(2,164,460)	855,743	(2,946,395)	2,772,947
Net Assets	$49,538,815	$47,867,640	$28,910,554	$47,913,757	$53,856,795
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,750,000	1,750,000	1,200,000	3,000,000	1,500,000
Net asset value	$28.31	$27.35	$24.09	$15.97	$35.90
Share price	$28.34	$27.39	$24.13	$15.98	$35.96
Investments, at cost	$50,404,820	$50,140,199	$28,142,851	$50,910,835	$51,108,423

27

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)	PowerShares Dynamic Financial Sector Portfolio (PFI)
INVESTMENT INCOME:
Dividend income	$708,314	$116,962	$400,694	$985,130	$146,516
EXPENSES:
Advisory fees	199,516	48,264	98,113	384,155	47,910
Accounting & administration fees	34,342	34,342	34,342	34,342	34,341
Sub-licensing	19,952	4,826	9,811	38,416	4,791
Professional fees	16,236	15,375	15,888	16,148	15,276
Custodian & transfer agent fees	7,871	5,125	6,469	9,530	5,274
Trustees fees	4,138	2,953	3,263	5,673	3,084
Recapture (See Note 3)	—	—	—	5,555	—
Other expenses	10,027	7,079	9,824	9,879	7,437
Total Expenses	292,082	117,964	177,710	503,698	118,113
Less: Waivers	(32,710)	(55,222)	(50,163)	(4,035)	(55,830)
Net Expenses	259,372	62,742	127,547	499,663	62,283
Net Investment Income (Loss)	448,942	54,220	273,147	485,467	84,233
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,970,490)	(1,440,251)	(100,485)	(6,820,189)	(1,676,458)
In-kind redemptions	8,094,807	1,642,617	3,199,191	10,534,635	1,554,971
Net realized gain (loss)	5,124,317	202,366	3,098,706	3,714,446	(121,487)
Net change in unrealized appreciation (depreciation) on investments	(25,420,558)	(1,622,787)	(4,302,236)	(32,271,861)	(2,655,712)
Net realized and unrealized gain (loss)	(20,296,241)	(1,420,421)	(1,203,530)	(28,557,415)	(2,777,199)
Net increase (decrease) in net assets resulting from operations	$(19,847,299)	$(1,366,201)	$(930,383)	$(28,071,948)	$(2,692,966)

See Notes to Financial Statements.

28

	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)
INVESTMENT INCOME:
Dividend income	$218,193	$446,033	$94,742	$969,979	$189,800
EXPENSES:
Advisory fees	170,206	183,597	89,256	158,557	146,331
Accounting & administration fees	34,342	34,342	34,342	34,342	—
Sub-licensing	17,021	18,359	8,926	9,513	—
Professional fees	18,012	15,716	15,852	16,634	—
Custodian & transfer agent fees	5,174	5,828	4,753	5,821	—
Trustees fees	3,022	3,968	3,439	3,391	—
Recapture (See Note 3)	—	—	—	68	—
Other expenses	18,746	12,538	9,380	10,213	—
Total Expenses	266,523	274,348	165,948	238,539	146,331
Less: Waivers	(45,255)	(35,672)	(49,915)	(38,756)	—
Net Expenses	221,268	238,676	116,033	199,783	146,331
Net Investment Income (Loss)	(3,075)	207,357	(21,291)	770,196	43,469
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,638,486)	(6,594,301)	(4,551,666)	(2,134,175)	92,399
In-kind redemptions	7,331,888	1,838,703	2,372,451	(1,909,897)	904,338
Net realized gain (loss)	1,693,402	(4,755,598)	(2,179,215)	(4,044,072)	996,737
Net change in unrealized appreciation (depreciation) on investments	(12,808,456)	(12,397,293)	(4,059,192)	(8,059,151)	(8,191,784)
Net realized and unrealized gain (loss)	(11,115,054)	(17,152,891)	(6,238,407)	(12,103,223)	(7,195,047)
Net increase (decrease) in net assets resulting from operations	$(11,118,129)	$(16,945,534)	$(6,259,698)	$(11,333,027)	$(7,151,578)

29

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)		PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)		PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$448,942	$1,621,379	$54,220	$169,107	$273,147	$729,525
Net realized gain (loss)	5,124,317	7,366,242	202,366	2,812,801	3,098,706	2,169,551
Net change in unrealized appreciation (depreciation)	(25,420,558)	12,431,129	(1,622,787)	(540,674)	(4,302,236)	3,967,366
Net increase (decrease) in net assets resulting from operations	(19,847,299)	21,418,750	(1,366,201)	2,441,234	(930,383)	6,866,442
Undistributed net investment income (loss) included in the price of units issued and redeemed	(188,854)	469,589	(5,362)	14,507	(13,729)	(46,060)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(443,948)	(1,632,096)	(68,573)	(142,120)	(292,300)	(712,831)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	40,254,559	67,091,633	12,988,314	30,811,179	13,907,312	16,225,994
Value of shares repurchased	(61,528,847)	(37,804,118)	(11,733,748)	(33,798,514)	(15,323,638)	(20,379,736)
Net income (loss) equalization	188,854	(469,589)	5,362	(14,507)	13,729	46,060
Net increase (decrease) in net assets resulting from shares transactions	(21,085,434)	28,817,926	1,259,928	(3,001,842)	(1,402,597)	(4,107,682)
Increase (Decrease) in Net Assets	(41,565,535)	49,074,169	(180,208)	(688,221)	(2,639,009)	1,999,869
NET ASSETS:
Beginning of period	97,591,200	48,517,031	20,656,771	21,344,992	40,771,770	38,771,901
End of period	$56,025,665	$97,591,200	$20,476,563	$20,656,771	$38,132,761	$40,771,770
Undistributed net investment income (loss) at end of period	$(136,437)	$47,423	$9,051	$28,766	$67,048	$99,930
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	1,950,000	500,000	1,300,000	450,000	600,000
Shares repurchased	(1,750,000)	(1,100,000)	(450,000)	(1,450,000)	(500,000)	(750,000)
Shares outstanding, beginning of period	2,400,000	1,550,000	750,000	900,000	1,300,000	1,450,000
Shares outstanding, end of period	1,700,000	2,400,000	800,000	750,000	1,250,000	1,300,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Sector Portfolio (PXI)		PowerShares Dynamic Financial Sector Portfolio (PFI)		PowerShares Dynamic Healthcare Sector Portfolio (PTH)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$485,467	$752,907	$84,233	$274,108	$(3,075)	$(127,779)
Net realized gain (loss)	3,714,446	14,509,820	(121,487)	1,654,781	1,693,402	12,288,493
Net change in unrealized appreciation (depreciation)	(32,271,861)	25,446,375	(2,655,712)	559,754	(12,808,456)	(5,044,165)
Net increase (decrease) in net assets resulting from operations	(28,071,948)	40,709,102	(2,692,966)	2,488,643	(11,118,129)	7,116,549
Undistributed net investment income (loss) included in the price of units issued and redeemed	(81,093)	248,162	(1,935)	304	14,852	132,547
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(840,531)	(444,392)	(78,803)	(315,046)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	65,355,047	183,166,148	11,180,384	21,741,962	67,132,804	62,165,104
Value of shares repurchased	(95,058,458)	(70,198,961)	(12,169,496)	(18,962,403)	(69,297,793)	(104,057,484)
Net income (loss) equalization	81,093	(248,162)	1,935	(304)	(14,852)	(132,547)
Net increase (decrease) in net assets resulting from shares transactions	(29,622,318)	112,719,025	(987,177)	2,779,255	(2,179,841)	(42,024,927)
Increase (Decrease) in Net Assets	(58,615,890)	153,231,897	(3,760,881)	4,953,156	(13,283,118)	(34,775,831)
NET ASSETS:
Beginning of period	191,902,845	38,670,948	22,492,474	17,539,318	62,821,933	97,597,764
End of period	$133,286,955	$191,902,845	$18,731,593	$22,492,474	$49,538,815	$62,821,933
Undistributed net investment income (loss) at end of period	$(104,977)	$331,180	$5,409	$1,914	$5,448	$(6,329)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	5,000,000	600,000	1,200,000	2,150,000	2,400,000
Shares repurchased	(2,450,000)	(2,000,000)	(650,000)	(1,050,000)	(2,400,000)	(4,200,000)
Shares outstanding, beginning of period	4,300,000	1,300,000	1,100,000	950,000	2,000,000	3,800,000
Shares outstanding, end of period	3,450,000	4,300,000	1,050,000	1,100,000	1,750,000	2,000,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio (PRN)		PowerShares Dynamic Technology Sector Portfolio (PTF)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$207,357	$291,599	$(21,291)	$(27,144)
Net realized gain (loss)	(4,755,598)	7,290,783	(2,179,215)	6,173,670
Net change in unrealized appreciation (depreciation)	(12,397,293)	5,470,306	(4,059,192)	195,839
Net increase (decrease) in net assets resulting from operations	(16,945,534)	13,052,688	(6,259,698)	6,342,365
Undistributed net investment income (loss) included in the price of units issued and redeemed	(7,870)	(15,439)	64,101	(9,019)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(250,377)	(298,462)	—	(20,352)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	51,185,701	126,307,101	23,977,831	55,920,728
Value of shares repurchased	(99,750,867)	(58,211,661)	(38,600,978)	(51,391,309)
Net income (loss) equalization	7,870	15,439	(64,101)	9,019
Net increase (decrease) in net assets resulting from shares transactions	(48,557,296)	68,110,879	(14,687,248)	4,538,438
Increase (Decrease) in Net Assets	(65,761,077)	80,849,666	(20,882,845)	10,851,432
NET ASSETS:
Beginning of period	113,628,717	32,779,051	49,793,399	38,941,967
End of period	$47,867,640	$113,628,717	$28,910,554	$49,793,399
Undistributed net investment income (loss) at end of period	$(18,471)	$32,419	$38,036	$(4,774)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	4,350,000	950,000	2,250,000
Shares repurchased	(3,450,000)	(2,150,000)	(1,550,000)	(2,100,000)
Shares outstanding, beginning of period	3,500,000	1,300,000	1,800,000	1,650,000
Shares outstanding, end of period	1,750,000	3,500,000	1,200,000	1,800,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Utilities Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$770,196	$1,273,901	$43,469	$(42,993)
Net realized gain (loss)	(4,044,072)	2,463,145	996,737	2,480,188
Net change in unrealized appreciation (depreciation)	(8,059,151)	3,577,891	(8,191,784)	8,511,422
Net increase (decrease) in net assets resulting from operations	(11,333,027)	7,314,937	(7,151,578)	10,948,617
Undistributed net investment income (loss) included in the price of units issued and redeemed	(201,989)	(14,215)	(46,020)	(78,012)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(789,245)	(1,369,784)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	125,172,052	44,856,390	19,128,571	30,134,937
Value of shares repurchased	(112,224,864)	(41,851,478)	(3,627,459)	(10,972,049)
Net income (loss) equalization	201,989	14,215	46,020	78,012
Net increase (decrease) in net assets resulting from shares transactions	13,149,177	3,019,127	15,547,132	19,240,900
Increase (Decrease) in Net Assets	824,916	8,950,065	8,349,534	30,111,505
NET ASSETS:
Beginning of period	47,088,841	38,138,776	45,507,261	15,395,756
End of period	$47,913,757	$47,088,841	$53,856,795	$45,507,261
Undistributed net investment income (loss) at end of period	$(107,130)	$113,908	$(2,551)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,200,000	2,950,000	500,000	900,000
Shares repurchased	(6,950,000)	(2,750,000)	(100,000)	(350,000)
Shares outstanding, beginning of period	2,750,000	2,550,000	1,100,000	550,000
Shares outstanding, end of period	3,000,000	2,750,000	1,500,000	1,100,000

33

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period October 12, 2006* Through
	(Unaudited)	2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$40.66	$31.30		$20.14	$36.29	$31.65	$25.56
Net investment income**	0.20	0.86	†††	0.28	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	(7.70)	9.34		11.20	(16.15)	4.55	6.05
Total from investment operations	(7.50)	10.20		11.48	(15.73)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.20)	(0.84)		(0.32)	(0.42)	(0.24)	(0.20)
Net asset value at end of period	$32.96	$40.66		$31.30	$20.14	$36.29	$31.65
Share price at end of period***	$32.98	$40.67		$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN****	(18.47)%	33.12%		57.46%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	(18.44)%	32.98%		57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,026	$97,591		$48,517	$18,129	$43,550	$18,988
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%		0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to Waivers^	0.73%†	0.79%		0.91%	0.97%	0.96%	1.32	%†
Net investment income, after Waivers^	1.13%†	2.56	%†††	1.05%	1.57%	0.95%	1.52	%†
Portfolio turnover rate ††	39%	28%		46%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)	$0.25		$0.04	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.54	$23.72	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.07	0.20	0.06	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	(1.92)	3.79	6.65	(5.35)	(6.11)	3.23
Total from investment operations	(1.85)	3.99	6.71	(5.22)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.06)	(0.15)	(0.11)	(0.16)
Return of capital	—	—	—	(0.01)	(0.02)	—
Total distributions	(0.09)	(0.17)	(0.06)	(0.16)	(0.13)	(0.16)
Net asset value at end of period	$25.60	$27.54	$23.72	$17.07	$22.45	$28.59
Share price at end of period***	$25.63	$27.53	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN****	(6.71)%	16.91%	39.37%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	(6.56)%	16.77%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,477	$20,657	$21,345	$13,658	$11,227	$17,156
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%	0.64%	0.70%	0.72%†
Expenses, prior to Waivers^	1.22%†	1.24%	1.32%	1.68%	1.31%	1.41%†
Net investment income, after Waivers^	0.56%†	0.86%	0.31%	0.81%	0.36%	0.65%†
Portfolio turnover rate ††	49%	68%	86%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$(0.02)	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.36	$26.74	$20.81	$26.75	$28.16	$25.25
Net investment income**	0.21	0.52	0.36	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	(0.83)	4.61	5.99	(6.04)	(1.43)	2.69
Total from investment operations	(0.62)	5.13	6.35	(5.59)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.23)	(0.51)	(0.42)	(0.35)	(0.32)	(0.27)
Net asset value at end of period	$30.51	$31.36	$26.74	$20.81	$26.75	$28.16
Share price at end of period***	$30.53	$31.37	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN****	(1.98)%	19.46%	30.87%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	(1.94)%	19.50%	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,133	$40,772	$38,772	$37,453	$24,072	$11,264
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%	0.65%	0.69%	0.73	%†
Expenses, prior to Waivers^	0.91%†	0.94%	0.87%	0.94%	1.18%	1.46	%†
Net investment income, after Waivers^	1.39%†	1.91%	1.50%	2.07%	1.22%	3.42	%†
Portfolio turnover rate ††	16%	54%	67%	48%	44%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.03)	$(0.06)	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio (PXI)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$44.63	$29.75	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.12	0.32	0.20	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	(5.91)	14.77	9.87	(18.93)	6.84	6.08
Total from investment operations	(5.79)	15.09	10.07	(18.75)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.21)	(0.21)	(0.23)	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$38.63	$44.63	$29.75	$19.91	$38.80	$31.90
Share price at end of period***	$38.70	$44.65	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN****	(12.97)%	51.01%	50.81%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	(12.85)%	51.07%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$133,287	$191,903	$38,671	$25,878	$42,675	$19,137
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to Waivers^	0.66%†	0.74%	0.93%	0.98%	0.96%	1.22	%†
Net investment income, after Waivers^	0.63%†	0.90%	0.79%	0.65%	0.41%	0.28	%†
Portfolio turnover rate ††	65%	35%	63%	67%	50%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.11	$0.00 (a)	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

	Six Months Ended October 31, 2011		Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)		2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.45		$18.46	$14.63	$22.94	$26.51	$25.16
Net investment income**	0.08		0.27	0.21	0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	(2.61)		2.04	3.84	(8.33)	(3.59)	1.31
Total from investment operations	(2.53)		2.31	4.05	(8.09)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.08)		(0.32)	(0.22)	(0.22)	(0.23)	(0.09)
Net asset value at end of period	$17.84		$20.45	$18.46	$14.63	$22.94	$26.51
Share price at end of period***	$17.86		$20.44	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN****	(12.39)%		12.76%	27.90%	(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	(12.25)%		12.77%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,732		$22,492	$17,539	$14,630	$22,943	$7,954
Ratio to average net assets of:
Expenses, after Waivers^r	0.65	%†	0.65%	0.65%	0.65%	0.72%	0.72%†
Expenses, prior to Waivers^	1.23	%†	1.30%	1.25%	1.13%	1.42%	1.38%†
Net investment income, after Waivers^	0.88	%†	1.50%	1.26%	1.27%	1.07%	0.87%†
Portfolio turnover rate ††	56%		59%	97%	66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

	Six Months Ended October 31, 2011		Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)		2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.41		$25.68	$17.89	$25.87	$28.59	$25.01
Net investment income (loss)**	(0.00	)(a)	(0.05)	0.03	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.10)		5.78	7.84	(8.00)	(2.67)	3.62
Total from investment operations	(3.10)		5.73	7.87	(7.98)	(2.72)	3.58
Distributions to shareholders from:
Net investment income	—		—	(0.05)	—	—	—
Return of capital	—		—	(0.03)	—	—	—
Total distributions	—		—	(0.08)	—	—	—
Net asset value at end of period	$28.31		$31.41	$25.68	$17.89	$25.87	$28.59
Share price at end of period***	$28.34		$31.44	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN****	(9.87)%		22.31%	44.09%	(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	(9.86)%		22.48%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,539		$62,822	$97,598	$71,576	$119,019	$57,183
Ratio to average net assets of:
Expenses, after Waivers^	0.65	%†	0.65%	0.65%	0.65%	0.66%	0.71%†
Expenses, prior to Waivers^	0.78	%†	0.84%	0.72%	0.71%	0.72%	1.20%†
Net investment income (loss), after Waivers^	(0.01	)%†	(0.21)%	0.13%	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate ††	48%		63%	79%	96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01		$0.06	$0.00 (a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

	Six Months Ended October 31, 2011		Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)		2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.47		$25.21	$18.85	$30.33	$29.34	$25.72
Net investment income**	0.08		0.17	0.20	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	(5.09)		7.29	6.48	(11.55)	1.00	3.63
Total from investment operations	(5.01)		7.46	6.68	(11.33)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.11)		(0.20)	(0.32)	(0.15)	(0.15)	(0.04)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.11)		(0.20)	(0.32)	(0.15)	(0.15)	(0.05)
Net asset value at end of period	$27.35		$32.47	$25.21	$18.85	$30.33	$29.34
Share price at end of period***	$27.39		$32.48	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN****	(15.41)%		29.83%	35.73%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	(15.32)%		29.92%	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,868		$113,629	$32,779	$60,324	$36,397	$26,409
Ratio to average net assets of:
Expenses, after Waivers^	0.65	%†	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to Waivers^	0.75	%†	0.88%	0.82%	0.81%	0.90%	1.19%†
Net investment income, after Waivers^	0.56	%†	0.62%	0.93%	1.05%	0.45%	0.30%†
Portfolio turnover rate ††	67%		48%	121%	81%	84%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.06)	$0.03	$0.00 (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio (PTF)

	Six Months Ended October 31, 2011	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.66	$23.60	$17.29	$24.83	$27.76	$25.54
Net investment income (loss)**	(0.02)	(0.02)	(0.05)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.55)	4.09	6.36	(7.53)	(2.84)	2.29
Total from investment operations	(3.57)	4.07	6.31	(7.54)	(2.93)	2.22
Distributions to shareholders from:
Return of capital	—	(0.01)	—	—	—	—
Net asset value at end of period	$24.09	$27.66	$23.60	$17.29	$24.83	$27.76
Share price at end of period***	$24.13	$27.65	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN****	(12.91)%	17.26%	36.50%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	(12.73)%	17.27%	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,911	$49,793	$38,942	$25,932	$37,246	$22,210
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to Waivers^	0.93%†	0.91%	0.90%	0.89%	0.94%	1.25%†
Net investment income (loss), after Waivers^	(0.12)%†	(0.07)%	(0.24)%	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate ††	69%	67%	71%	90%	77%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.01)	$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Utilities Portfolio (PUI)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.12	$14.96	$13.15	$19.01	$20.54	$16.33
Net investment income**	0.23	0.48	0.52	0.54	0.45	0.44
Net realized and unrealized gain (loss) on investments	(1.11)	2.19	2.04	(5.95)	(1.53)	4.16
Total from investment operations	(0.88)	2.67	2.56	(5.41)	(1.08)	4.60
Distributions to shareholders from:
Net investment income	(0.27)	(0.51)	(0.75)	(0.45)	(0.45)	(0.39)
Net asset value at end of period	$15.97	$17.12	$14.96	$13.15	$19.01	$20.54
Share price at end of period***	$15.98	$17.13	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN****	(5.14)%	18.36%	19.79%	(29.00)%	(5.34)%	28.48%
SHARE PRICE TOTAL RETURN****	(5.14)%	18.42%	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$47,914	$47,089	$38,139	$42,071	$39,929	$59,579
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.75%†	0.89%	0.95%	0.82%	0.86%	0.92%
Net investment income, after Waivers^	2.43%†	3.12%	3.71%	3.44%	2.32%	2.34%
Portfolio turnover rate ††	30%	68%	81%	68%	64%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed***#	$(0.06)	$(0.01)	$(0.17)	$0.00 (b)	$(0.05)	$0.05

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2011	Year Ended April 30		For the Period June 10, 2008* Through
	(Unaudited)	2011	2010	April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$41.37	$27.99	$17.89	$24.72
Net investment income (loss)**	0.03	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(5.50)	13.44	10.22	(6.74)
Total from investment operations	(5.47)	13.38	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—	—	—	(0.01)
Net asset value at end of period	$35.90	$41.37	$27.99	$17.89
Share price at end of period***	$35.96	$41.40	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN****	(13.22)%	47.80%	56.46%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	(13.14)%	47.81%	56.65%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$53,857	$45,507	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60%†	0.60%	0.60%	0.60	%†
Net investment income (loss)	0.18%†	(0.17)%	(0.46)%	(0.51	)%†
Portfolio turnover rate ††	8%	20%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$(0.10)	$(0.13)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

38

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio (PXI)	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio (PFI)	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio (PTH)	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio (PRN)	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio (PTF)	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Utilities Portfolio (PUI)	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio (PNQI)	"NASDAQ Internet Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Fund	Index
Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Dynamic Utilities Portfolio and NASDAQ Internet Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If a Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

E. Expenses

Expenses of the Trust, that are directly identifiable to a specific Fund, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees") expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain (loss) on the investments in the investment companies.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical,

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the NASDAQ Internet Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14	10/31/14
Dynamic Basic Materials Sector Portfolio	$269,162	$52,644	$89,110	$94,698	$32,710
Dynamic Consumer Discretionary Sector Portfolio	326,514	52,141	102,087	117,064	55,222
Dynamic Consumer Staples Sector Portfolio	290,132	42,420	87,641	109,908	50,163
Dynamic Energy Sector Portfolio	223,654	50,815	91,813	76,991	4,035
Dynamic Financial Sector Portfolio	328,675	49,234	104,372	119,239	55,830
Dynamic Healthcare Sector Portfolio	257,494	42,008	57,702	112,529	45,255
Dynamic Industrials Sector Portfolio	275,620	45,217	88,551	106,180	35,672
Dynamic Technology Sector Portfolio	285,824	45,759	87,323	102,827	49,915
Dynamic Utilities Portfolio	283,612	39,371	98,255	107,230	38,756

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended October 31, 2011, there were no significant transfers between investment levels.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2015	2016	2017	2018	2019	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$11,045,722
Dynamic Consumer Discretionary Sector Portfolio	—	1,246,058	1,993,654	—	2,042,056	5,281,768
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	1,180,566	7,907,453
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,914,682	1,183,100	8,848,334
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	1,980,060	8,830,865
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	41,602,977
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	2,747,734	31,994,466
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	21,361,976
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	10,682,094
NASDAQ Internet Portfolio	—	—	2,112	95,746	74,863	172,721

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$31,556,402	$32,790,833

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Purchases	Sales
Dynamic Consumer Discretionary Sector Portfolio	$9,617,006	$9,940,397
Dynamic Consumer Staples Sector Portfolio	6,739,787	6,123,889
Dynamic Energy Sector Portfolio	102,677,228	103,319,746
Dynamic Financial Sector Portfolio	11,119,208	10,982,778
Dynamic Healthcare Sector Portfolio	32,238,522	32,151,295
Dynamic Industrials Sector Portfolio	51,936,010	50,896,137
Dynamic Technology Sector Portfolio	25,361,433	25,151,720
Dynamic Utilities Portfolio	16,197,927	16,740,684
NASDAQ Internet Portfolio	4,003,477	3,808,188

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$42,354,017	$62,447,755
Dynamic Consumer Discretionary Sector Portfolio	13,554,330	11,991,454
Dynamic Consumer Staples Sector Portfolio	14,054,057	16,113,081
Dynamic Energy Sector Portfolio	68,111,997	97,438,848
Dynamic Financial Sector Portfolio	11,524,430	12,648,270
Dynamic Healthcare Sector Portfolio	67,498,487	69,780,190
Dynamic Industrials Sector Portfolio	50,489,683	100,137,812
Dynamic Technology Sector Portfolio	25,297,115	40,156,773
Dynamic Utilities Portfolio	125,589,368	112,116,689
NASDAQ Internet Portfolio	17,151,483	1,799,970

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At October 31, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$61,149,864	$(5,028,015)	$2,114,913	$(7,142,928)
Dynamic Consumer Discretionary Sector Portfolio	19,466,628	1,083,486	1,905,652	(822,166)
Dynamic Consumer Staples Sector Portfolio	34,537,250	3,669,868	5,176,027	(1,506,159)
Dynamic Energy Sector Portfolio	134,377,824	(1,042,004)	6,882,154	(7,924,158)
Dynamic Financial Sector Portfolio	18,444,336	366,351	1,340,099	(973,748)
Dynamic Healthcare Sector Portfolio	50,411,333	(733,929)	2,555,644	(3,289,573)
Dynamic Industrials Sector Portfolio	50,199,078	(2,223,339)	1,452,939	(3,676,278)
Dynamic Technology Sector Portfolio	28,154,818	843,776	2,063,191	(1,219,415)

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Utilities Portfolio	$50,992,535	$(3,028,095)	$1,023,679	$(4,051,774)
NASDAQ Internet Portfolio	51,445,181	2,436,189	7,041,891	(4,605,702)

Note 7. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation on behalf of the NASDAQ Internet Portfolio. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

48

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-3

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)
(formerly PowerShares Dynamic Large Cap Portfolio)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
(formerly PowerShares Dynamic Mid Cap Portfolio)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)
(formerly PowerShares Dynamic Mid Cap Growth Portfolio)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)
(formerly PowerShares Dynamic Mid Cap Value Portfolio)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)
(formerly PowerShares Dynamic Small Cap Portfolio)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)
(formerly PowerShares Dynamic Small Cap Growth Portfolio)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)
(formerly PowerShares Dynamic Small Cap Value Portfolio)

PowerShares Zacks Micro Cap Portfolio (PZI)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Fundamental Pure and Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)	6

PowerShares Dynamic Large Cap Value Portfolio (PWV)	8

PowerShares Fundamental Pure Large Core Portfolio (PXLC (formerly PowerShares Dynamic Large Cap Portfolio)	10

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	12

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	14

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (formerly PowerShares Dynamic Mid Cap Portfolio)	16

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) (formerly PowerShares Dynamic Mid Cap Growth Portfolio)	19

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (formerly PowerShares Dynamic Mid Cap Value Portfolio)	21

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (formerly PowerShares Dynamic Small Cap Portfolio)	25

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (formerly PowerShares Dynamic Small Cap Growth Portfolio)	31

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (formerly PowerShares Dynamic Small Cap Value Portfolio)	36

PowerShares Zacks Micro Cap Portfolio (PZI)	45

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	58

Notes to Financial Statements	64

Board Consideration Regarding Approval of Investment Advisory Agreement	77

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	3/3/05	1,680	741	35	3	1	0	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	3/3/05	1,680	903	34	11	1	0	1
PXLC	PowerShares Fundamental Pure Large Core Portfolio	12/1/06	1,238	453	16	4	2	1	0
PXLG	PowerShares Fundamental Pure Large Growth Portfolio	6/16/11	96	43	1	0	0	0	0
PXLV	PowerShares Fundamental Pure Large Value Portfolio	6/16/11	96	38	5	0	0	0	0
PXMC	PowerShares Fundamental Pure Mid Core Portfolio	12/1/06	1,238	471	28	1	1	1	1
PXMG	PowerShares Fundamental Pure Mid Growth Portfolio	3/3/05	1,680	648	20	6	0	0	0
PXMV	PowerShares Fundamental Pure Mid Value Portfolio	3/3/05	1,680	616	24	5	1	0	2
PXSC	PowerShares Fundamental Pure Small Core Portfolio	12/1/06	1,238	402	29	5	1	0	0
PXSG	PowerShares Fundamental Pure Small Growth Portfolio	3/3/05	1,680	666	54	6	5	0	2
PXSV	PowerShares Fundamental Pure Small Value Portfolio	3/3/05	1,680	647	50	10	1	1	0
PZI	PowerShares Zacks Micro Cap Portfolio	8/18/05	1,563	524	57	15	0	1	0

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	873	22	5	0	0	0
PWV	706	17	7	0	0	0
PXLC	751	8	3	0	0	0
PXLG	50	1	0	0	0	1
PXLV	50	1	1	0	1	0
PXMC	721	13	1	0	0	0
PXMG	988	16	2	0	0	0
PXMV	1,007	18	5	1	1	0
PXSC	764	31	4	2	0	0
PXSG	877	64	5	1	0	0
PXSV	904	57	8	1	1	0
PZI	876	82	7	1	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2011.

In pursuing its investment objectives, PowerShares Zacks Micro Cap Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. Investment companies' expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB) Actual	$1,000.00	$920.76	0.63%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Large Cap Value Portfolio (PWV) Actual	$1,000.00	$940.24	0.60%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Fundamental Pure Large Core Portfolio (PXLC) Actual	$1,000.00	$925.37	0.47%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	0.47%	$2.39
PowerShares Fundamental Pure Large Growth Portfolio (PXLG) (2) Actual	$1,000.00	$1,013.60	0.39%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	0.39%	$1.98
PowerShares Fundamental Pure Large Value Portfolio (PXLV) (2) Actual	$1,000.00	$948.81	0.39%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	0.39%	$1.98
PowerShares Fundamental Pure Mid Core Portfolio (PXMC) Actual	$1,000.00	$904.45	0.46%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) Actual	$1,000.00	$863.24	0.46%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
PowerShares Fundamental Pure Mid Value Portfolio (PXMV) Actual	$1,000.00	$905.82	0.46%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
PowerShares Fundamental Pure Small Core Portfolio (PXSC) Actual	$1,000.00	$872.50	0.46%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
PowerShares Fundamental Pure Small Growth Portfolio (PXSG) Actual	$1,000.00	$852.34	0.52%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.52%	$2.64
PowerShares Fundamental Pure Small Value Portfolio (PXSV) Actual	$1,000.00	$853.72	0.46%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	0.46%	$2.34
PowerShares Zacks Micro Cap Portfolio (PZI) Actual	$1,000.00	$818.43	0.70%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 16, 2011 (Fund Inception) to October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 138 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184/366.

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	27.3
Consumer Discretionary	18.7
Consumer Staples	17.8
Energy	14.0
Industrials	11.7
Health Care	7.0
Materials	2.3
Financials	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—18.7%
7,639	AutoZone, Inc.*	$2,471,904
41,921	Bed Bath & Beyond, Inc.*	2,592,395
42,031	Coach, Inc.	2,734,957
63,213	Limited Brands, Inc.	2,699,827
59,715	McDonald's Corp.	5,544,538
10,372	Netflix, Inc.*	851,334
4,569	Priceline.com, Inc.*	2,319,773
17,485	Ralph Lauren Corp.	2,776,443
61,557	Starbucks Corp.	2,606,323
42,098	TJX Cos., Inc. (The)	2,480,835
20,178	VF Corp.	2,789,003
16,402	Wynn Resorts Ltd.	2,178,186
		32,045,518
	Consumer Staples—17.8%
78,397	Coca-Cola Co. (The)	5,356,083
61,139	Colgate-Palmolive Co.	5,525,131
29,806	Costco Wholesale Corp.	2,481,350
23,997	Estee Lauder Cos., Inc. (The), Class A	2,362,505
40,176	Hershey Co. (The)	2,299,272
20,901	Lorillard, Inc.	2,312,905
33,784	Mead Johnson Nutrition Co.	2,427,380
77,605	Philip Morris International, Inc.	5,422,261
66,690	Walgreen Co.	2,214,108
		30,400,995
	Energy—14.0%
33,225	Anadarko Petroleum Corp.	2,608,163
40,670	Baker Hughes, Inc.	2,358,453
126,528	El Paso Corp.	3,164,465
55,512	Halliburton Co.	2,073,928
36,117	National Oilwell Varco, Inc.	2,576,226
27,909	Noble Energy, Inc.	2,493,390

Number of Shares		Value
	Common Stocks (Continued)
65,417	Occidental Petroleum Corp.	$6,079,856
62,271	Southwestern Energy Co.*	2,617,873
		23,972,354
	Financials—1.2%
19,868	Franklin Resources, Inc.	2,118,525
	Health Care—7.0%
66,006	Agilent Technologies, Inc.*	2,446,842
45,493	Covidien PLC (Ireland)	2,139,991
6,450	Intuitive Surgical, Inc.*	2,798,397
42,779	Medco Health Solutions, Inc.*	2,346,856
43,086	Thermo Fisher Scientific, Inc.*	2,165,933
		11,898,019
	Industrials—11.7%
85,515	Boeing Co. (The)	5,626,032
35,309	Norfolk Southern Corp.	2,612,513
59,970	Union Pacific Corp.	5,971,213
83,006	United Parcel Service, Inc., Class B	5,830,341
		20,040,099
	Information Technology—27.3%
204,042	Activision Blizzard, Inc.	2,732,122
14,001	Apple, Inc.*	5,667,325
47,279	Automatic Data Processing, Inc.	2,474,110
248,511	EMC Corp.*	6,091,005
10,194	Google, Inc., Class A*	6,041,372
16,507	MasterCard, Inc., Class A	5,731,891
201,515	Oracle Corp.	6,603,646
109,735	QUALCOMM, Inc.	5,662,326
62,554	Visa, Inc., Class A	5,833,786
		46,837,583

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Materials—2.3%
12,763	CF Industries Holdings, Inc.	$2,071,052
33,175	Mosaic Co. (The)	1,942,728
		4,013,780
	Total Common Stocks (Cost $154,329,753)	171,326,873
	Money Market Fund—0.1%
237,924	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $237,924)	237,924
	Total Investments (Cost $154,567,677)—100.1%	171,564,797
	Liabilities in excess of other assets—(0.1)%	(223,605)
	Net Assets—100.0%	$171,341,192

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio (PWV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Health Care	21.7
Energy	15.9
Information Technology	14.7
Financials	10.6
Consumer Discretionary	10.3
Consumer Staples	7.8
Telecommunication Services	6.3
Industrials	5.7
Materials	4.2
Utilities	2.8
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—10.3%
119,673	DIRECTV, Class A*	$5,440,335
489,155	Ford Motor Co.*	5,713,330
222,444	General Motors Co.*	5,750,177
108,471	Kohl's Corp.	5,750,048
204,306	Macy's, Inc.	6,237,462
301,553	News Corp., Class A	5,283,209
80,100	Time Warner Cable, Inc.	5,101,569
		39,276,130
	Consumer Staples—7.8%
451,339	Altria Group, Inc.	12,434,389
349,638	Kraft Foods, Inc., Class A	12,300,265
224,303	Kroger Co. (The)	5,199,344
		29,933,998
	Energy—15.9%
122,563	Chevron Corp.	12,875,243
181,198	ConocoPhillips	12,620,441
163,410	Exxon Mobil Corp.	12,760,687
91,334	Hess Corp.	5,713,855
196,496	Marathon Oil Corp.	5,114,791
200,680	Spectra Energy Corp.	5,745,468
243,758	Valero Energy Corp.	5,996,447
		60,826,932
	Financials—10.6%
81,528	ACE Ltd.	5,882,245
143,141	Aflac, Inc.	6,454,228
115,016	Capital One Financial Corp.	5,251,630
85,672	Chubb Corp. (The)	5,744,308
327,816	JPMorgan Chase & Co.	11,394,884
106,962	Prudential Financial, Inc.	5,797,340
		40,524,635

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—21.7%
236,696	Abbott Laboratories	$12,750,814
133,071	Aetna, Inc.*	5,290,903
177,131	Bristol-Myers Squibb Co.	5,595,568
113,402	CIGNA Corp.	5,028,245
142,220	Eli Lilly & Co.	5,284,895
69,413	Humana, Inc.	5,892,470
184,665	Johnson & Johnson	11,890,579
371,873	Merck & Co., Inc.	12,829,618
651,854	Pfizer, Inc.	12,554,708
84,182	WellPoint, Inc.	5,800,140
		82,917,940
	Industrials—5.7%
58,160	Cummins, Inc.	5,782,849
83,014	General Dynamics Corp.	5,328,669
69,451	Lockheed Martin Corp.	5,271,331
97,530	Northrop Grumman Corp.	5,632,357
		22,015,206
	Information Technology—14.7%
346,309	Dell, Inc.*	5,475,145
204,966	Hewlett-Packard Co.	5,454,145
600,414	Intel Corp.	14,734,160
70,182	International Business Machines Corp.	12,957,703
470,105	Microsoft Corp.	12,518,896
310,579	Symantec Corp.*	5,282,949
		56,422,998
	Materials—4.2%
114,242	Freeport-McMoRan Copper & Gold, Inc.	4,599,383
198,103	International Paper Co.	5,487,453
70,323	PPG Industries, Inc.	6,076,610
		16,163,446

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—6.3%
408,754	AT&T, Inc.	$11,980,580
331,941	Verizon Communications, Inc.	12,275,178
		24,255,758
	Utilities—2.8%
91,512	Consolidated Edison, Inc.	5,295,800
124,596	Southern Co.	5,382,547
		10,678,347
	Total Investments (Cost $367,237,390)—100.0%	383,015,390
	Liabilities in excess of other assets—(0.0)%	(69,858)
	Net Assets—100.0%	$382,945,532

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Health Care	23.2
Industrials	13.4
Financials	13.2
Consumer Staples	13.2
Information Technology	11.9
Telecommunication Services	9.7
Consumer Discretionary	7.4
Energy	4.5
Materials	2.8
Utilities	0.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.4%
5,427	Best Buy Co., Inc.	$142,350
15,802	Comcast Corp., Class A	370,557
4,617	Johnson Controls, Inc.	152,038
11,615	News Corp., Class A	203,495
1,943	Omnicom Group, Inc.	86,425
6,665	Staples, Inc.	99,708
2,580	Time Warner Cable, Inc.	164,320
2,976	Viacom, Inc., Class B	130,498
9,547	Walt Disney Co. (The)	332,999
		1,682,390
	Consumer Staples—13.2%
7,788	Archer-Daniels-Midland Co.	225,385
2,599	Bunge Ltd.	160,540
3,927	Costco Wholesale Corp.	326,923
4,313	General Mills, Inc.	166,180
2,264	H.J. Heinz Co.	120,988
1,906	Kellogg Co.	103,324
3,594	Kimberly-Clark Corp.	250,538
1,293	Lorillard, Inc.	143,083
19,783	Procter & Gamble Co. (The)	1,265,914
7,796	Walgreen Co.	258,827
		3,021,702
	Energy—4.5%
2,664	Anadarko Petroleum Corp.	209,124
5,045	Chesapeake Energy Corp.	141,865
2,230	Devon Energy Corp.	144,839
2,681	Hess Corp.	167,723

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,339	Spectra Energy Corp.	$152,856
5,606	Weatherford International Ltd. (Switzerland)*	86,893
4,173	Williams Cos., Inc. (The)	125,649
		1,028,949
	Financials—13.2%
3,383	ACE Ltd.	244,084
8,447	American Express Co.	427,587
1,592	Ameriprise Financial, Inc.	74,315
3,972	Discover Financial Services	93,580
3,981	Marsh & McLennan Cos., Inc.	121,898
7,925	MetLife, Inc.	278,643
4,611	PNC Financial Services Group, Inc.	247,657
5,401	Progressive Corp. (The)	102,673
3,711	State Street Corp.	149,887
41,535	Wells Fargo & Co.	1,076,172
11,778	Weyerhaeuser Co. REIT	211,768
		3,028,264
	Health Care—23.2%
5,257	AmerisourceBergen Corp.	214,486
5,884	Amgen, Inc.	336,977
3,080	Baxter International, Inc.	169,338
16,903	Bristol-Myers Squibb Co.	533,966
2,370	CIGNA Corp.	105,086
2,426	Covidien PLC (Ireland)	114,119
10,775	Eli Lilly & Co.	400,399
2,357	Humana, Inc.	200,086
20,777	Johnson & Johnson	1,337,831
4,109	McKesson Corp.	335,089
4,456	Medco Health Solutions, Inc.*	244,456

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,461	Merck & Co., Inc.	$843,904
9,850	UnitedHealth Group, Inc.	472,701
		5,308,438
	Industrials—13.4%
4,105	3M Co.	324,377
5,307	Boeing Co. (The)	349,148
5,522	CSX Corp.	122,644
1,925	Deere & Co.	146,107
4,426	Emerson Electric Co.	212,979
2,927	Fortune Brands Home & Security, Inc.*	42,529
3,079	General Dynamics Corp.	197,641
4,798	Honeywell International, Inc.	251,415
3,211	Illinois Tool Works, Inc.	156,151
2,159	Ingersoll-Rand PLC (Ireland)	67,210
2,427	Norfolk Southern Corp.	179,574
2,500	Union Pacific Corp.	248,925
4,389	United Parcel Service, Inc., Class B	308,283
5,837	United Technologies Corp.	455,169
		3,062,152
	Information Technology—11.9%
19,049	Dell, Inc.*	301,165
40,644	Intel Corp.	997,404
5,734	International Business Machines Corp.	1,058,668
8,737	Micron Technology, Inc.*	48,840
3,304	TE Connectivity Ltd. (Switzerland)	117,457
12,767	Xerox Corp.	104,434
6,589	Yahoo!, Inc.*	103,052
		2,731,020
	Materials—2.8%
1,325	Air Products & Chemicals, Inc.	114,135
6,012	E.I. du Pont de Nemours & Co.	288,997
3,646	Nucor Corp.	137,746
1,177	PPG Industries, Inc.	101,705
		642,583
	Telecommunication Services—9.7%
75,314	AT&T, Inc.	2,207,453
	Utilities—0.7%
5,775	PPL Corp.	169,612
	Total Common Stocks and Other Equity Interests (Cost $22,845,956)	22,882,563

Number of Shares		Value
	Money Market Fund—0.1%
29,256	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $29,256)	$29,256
	Total Investments (Cost $22,875,212)—100.1%	22,911,819
	Liabilities in excess of other assets—(0.1)%	(27,070)
	Net Assets—100.0%	$22,884,749

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	30.4
Consumer Staples	18.3
Financials	12.6
Energy	11.0
Consumer Discretionary	9.6
Health Care	8.7
Materials	4.5
Industrials	4.2
Telecommunication Services	0.7
Money Market Fund	1.4
Liabilities in excess of other assets	(1.4)

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.6%
81	Amazon.com, Inc.*	$17,294
464	DIRECTV, Class A*	21,093
754	General Motors Co.*	19,491
803	McDonald's Corp.	74,559
253	NIKE, Inc., Class B	24,377
314	TJX Cos., Inc. (The)	18,504
274	Yum! Brands, Inc.	14,678
		189,996
	Consumer Staples—18.3%
1,512	Coca-Cola Co. (The)	103,300
323	Colgate-Palmolive Co.	29,190
1,998	CVS Caremark Corp.	72,527
1,333	PepsiCo, Inc.	83,912
1,070	Philip Morris International, Inc.	74,761
		363,690
	Energy—11.0%
236	Apache Corp.	23,513
272	Baker Hughes, Inc.	15,773
122	EOG Resources, Inc.	10,910
491	Halliburton Co.	18,344
218	Murphy Oil Corp.	12,071
254	National Oilwell Varco, Inc.	18,118
565	Occidental Petroleum Corp.	52,511
598	Schlumberger Ltd.	43,935
416	Transocean Ltd.	23,774
		218,949

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—12.6%
356	Aflac, Inc.	$16,052
1,056	Annaly Capital Management, Inc. REIT	17,794
1,305	Bank of New York Mellon Corp. (The)	27,770
936	Berkshire Hathaway, Inc., Class B*	72,877
67	BlackRock, Inc.	10,572
772	Charles Schwab Corp. (The)	9,480
60	CME Group, Inc.	16,534
535	Goldman Sachs Group, Inc. (The)	58,609
155	Simon Property Group, Inc. REIT	19,908
		249,596
	Health Care—8.7%
1,507	Abbott Laboratories	81,182
171	Becton, Dickinson and Co.	13,377
343	Express Scripts, Inc.*	15,685
341	Gilead Sciences, Inc.*	14,206
848	Medtronic, Inc.	29,460
370	Thermo Fisher Scientific, Inc.*	18,600
		172,510
	Industrials—4.2%
431	Caterpillar, Inc.	40,711
286	Danaher Corp.	13,828
1,928	Delta Air Lines, Inc.*	16,427
297	Eaton Corp.	13,312
		84,278
	Information Technology—30.4%
348	Accenture PLC, Class A (Ireland)	20,970
231	Apple, Inc.*	93,504
996	Applied Materials, Inc.	12,271

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
360	Automatic Data Processing, Inc.	$18,839
4,585	Cisco Systems, Inc.	84,960
1,020	Corning, Inc.	14,576
628	eBay, Inc.*	19,989
925	EMC Corp.*	22,672
88	Google, Inc., Class A*	52,153
5,502	Microsoft Corp.	146,519
1,116	Oracle Corp.	36,571
680	QUALCOMM, Inc.	35,088
766	Texas Instruments, Inc.	23,539
243	Visa, Inc., Class A	22,662
		604,313
	Materials—4.5%
646	Freeport-McMoRan Copper & Gold, Inc.	26,007
297	Monsanto Co.	21,607
344	Newmont Mining Corp.	22,990
188	Praxair, Inc.	19,114
		89,718
	Telecommunication Services—0.7%
385	CenturyLink, Inc.	13,575
	Total Common Stocks and Other Equity Interests (Cost $2,022,524)	1,986,625
	Money Market Fund—1.4%
28,319	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $28,319)	28,319
	Total Investments (Cost $2,050,843)—101.4%	2,014,944
	Liabilities in excess of other assets—(1.4)%	(27,192)
	Net Assets—100.0%	$1,987,752

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	22.0
Energy	21.3
Utilities	12.2
Consumer Staples	10.8
Industrials	10.2
Consumer Discretionary	7.7
Health Care	7.4
Telecommunication Services	4.5
Information Technology	2.1
Materials	1.8
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—7.7%
1,630	CBS Corp., Class B	$42,070
9,331	Ford Motor Co.*	108,986
4,032	Home Depot, Inc. (The)	144,345
671	Kohl's Corp.	35,570
3,384	Lowe's Cos., Inc.	71,132
1,714	Macy's, Inc.	52,328
2,094	Target Corp.	114,647
3,715	Time Warner, Inc.	129,988
320	Whirlpool Corp.	16,259
		715,325
	Consumer Staples—10.8%
7,594	Altria Group, Inc.	209,215
1,820	Coca-Cola Enterprises, Inc.	48,812
1,290	ConAgra Foods, Inc.	32,676
4,618	Kraft Foods, Inc., Class A	162,461
2,884	Kroger Co. (The)	66,851
860	Reynolds American, Inc.	33,265
2,074	Safeway, Inc.	40,173
1,424	Sara Lee Corp.	25,347
1,913	Sysco Corp.	53,028
5,825	Wal-Mart Stores, Inc.*	330,395
		1,002,223
	Energy—21.3%
5,187	Chevron Corp.	544,894
4,964	ConocoPhillips	345,743
10,814	Exxon Mobil Corp.	844,464
1,060	Kinder Morgan, Inc.*	30,316
2,154	Marathon Oil Corp.	56,069
1,080	Marathon Petroleum Corp.*	38,772

Number of Shares		Value
	Common Stocks (Continued)
860	Sunoco, Inc.	$32,018
3,661	Valero Energy Corp.	90,061
		1,982,337
	Financials—22.0%
2,440	Allstate Corp. (The)	64,270
52,202	Bank of America Corp.	356,540
2,314	BB&T Corp.	54,009
1,431	Capital One Financial Corp.	65,339
880	Chubb Corp. (The)	59,004
11,018	Citigroup, Inc.	348,059
3,044	Fifth Third Bancorp	36,558
2,423	Genworth Financial, Inc., Class A*	15,459
2,604	Hartford Financial Services Group, Inc. (The)	50,127
11,117	JPMorgan Chase & Co.	386,427
3,612	KeyCorp	25,501
1,109	Lincoln National Corp.	21,126
923	Loews Corp.	36,643
4,537	Morgan Stanley	80,033
880	Principal Financial Group, Inc.	22,686
1,298	Prudential Financial, Inc.	70,352
6,569	Regions Financial Corp.	25,816
2,140	SunTrust Banks, Inc.	42,222
1,814	Travelers Cos., Inc. (The)	105,846
5,034	U.S. Bancorp	128,820
964	Unum Group	22,982
1,059	XL Group PLC (Ireland)	23,023
		2,040,842
	Health Care—7.4%
1,174	Aetna, Inc.*	46,678
4,884	Boston Scientific Corp.*	28,767

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,967	Cardinal Health, Inc.	$87,079
21,335	Pfizer, Inc.	410,911
1,707	WellPoint, Inc.	117,613
		691,048
	Industrials—10.2%
614	FedEx Corp.	50,244
32,007	General Electric Co.	534,836
359	L-3 Communications Holdings, Inc.	24,333
976	Lockheed Martin Corp.	74,078
1,073	Northrop Grumman Corp.	61,966
601	PACCAR, Inc.	25,987
1,030	Raytheon Co.	45,516
1,250	Tyco International Ltd. (Switzerland)	56,938
1,661	United Continental Holdings, Inc.*	32,091
1,130	Waste Management, Inc.	37,211
		943,200
	Information Technology—2.1%
760	Computer Sciences Corp.	23,910
4,716	Hewlett-Packard Co.	125,493
974	Motorola Solutions, Inc.*	45,690
		195,093
	Materials—1.8%
3,304	Alcoa, Inc.	35,551
3,021	Dow Chemical Co. (The)	84,226
1,539	International Paper Co.	42,630
		162,407
	Telecommunication Services—4.5%
16,786	Sprint Nextel Corp.*	43,140
10,226	Verizon Communications, Inc.	378,158
		421,298
	Utilities—12.2%
2,674	AES Corp. (The)*	30,002
1,293	Ameren Corp.	41,221
1,780	American Electric Power Co., Inc.	69,918
1,003	Consolidated Edison, Inc.	58,043
1,080	Constellation Energy Group, Inc.	42,876
1,598	Dominion Resources, Inc.	82,440
671	DTE Energy Co.	34,966
4,949	Duke Energy Corp.	101,059
1,244	Edison International	50,506
711	Entergy Corp.	49,180
2,286	Exelon Corp.	101,477
1,491	FirstEnergy Corp.	67,035
1,213	NextEra Energy, Inc.	68,413
1,270	PG&E Corp.	54,483
1,063	Progress Energy, Inc.	55,382
1,704	Public Service Enterprise Group, Inc.	57,425
683	Sempra Energy	36,698

Number of Shares		Value
	Common Stocks (Continued)
2,235	Southern Co.	$96,552
1,500	Xcel Energy, Inc.	38,775
		1,136,451
	Total Common Stocks (Cost $8,977,897)	9,290,224
	Money Market Fund—0.2%
22,831	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $22,831)	22,831
	Total Investments (Cost $9,000,728)—100.2%	9,313,055
	Liabilities in excess of other assets—(0.2)%	(21,236)
	Net Assets—100.0%	$9,291,819

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	19.5
Industrials	15.7
Consumer Discretionary	15.1
Information Technology	14.9
Health Care	9.9
Energy	8.4
Consumer Staples	6.2
Materials	5.8
Telecommunication Services	3.0
Utilities	1.4
Money Market Fund	0.4
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—15.1%
1,563	Advance Auto Parts, Inc.	$101,704
1,218	AMC Networks, Inc., Class A*	39,731
421	AutoZone, Inc.*	136,231
4,534	Bed Bath & Beyond, Inc.*	280,383
2,186	Big Lots, Inc.*	82,390
1,491	BorgWarner, Inc.*	114,047
4,848	Cablevision Systems Corp., Class A	70,151
3,427	Darden Restaurants, Inc.	164,085
6,317	DISH Network Corp., Class A*	152,682
2,881	Dollar General Corp.*	114,260
2,244	Dollar Tree, Inc.*	179,430
2,573	Family Dollar Stores, Inc.	150,855
7,721	GameStop Corp., Class A*	197,426
3,132	Garmin Ltd. (Switzerland)	107,709
2,588	Hasbro, Inc.	98,499
13,018	Interpublic Group of Cos., Inc. (The)	123,411
2,758	Jarden Corp.	88,339
4,857	Marriott International, Inc., Class A	152,995
3,972	Nordstrom, Inc.	201,341
2,330	Penn National Gaming, Inc.*	83,880
2,315	PetSmart, Inc.	108,689
2,187	Tenneco, Inc.*	71,559
1,679	Tiffany & Co.	133,867
4,397	TRW Automotive Holdings Corp.*	185,114
		3,138,778
	Consumer Staples—6.2%
11,680	Avon Products, Inc.	213,510
2,838	Clorox Co. (The)	189,976

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,921	Corn Products International, Inc.	$93,168
1,820	Energizer Holdings, Inc.*	134,298
1,150	Estee Lauder Cos., Inc. (The), Class A	113,217
3,129	Hershey Co. (The)	179,073
3,044	Hormel Foods Corp.	89,707
2,298	McCormick & Co., Inc.	111,591
2,347	Whole Foods Market, Inc.	169,266
		1,293,806
	Energy—8.4%
2,985	Arch Coal, Inc.	54,387
2,925	Diamond Offshore Drilling, Inc.	191,704
11,489	El Paso Corp.	287,340
1,510	Energen Corp.	74,080
2,482	EQT Corp.	157,607
2,015	Forest Oil Corp.*	23,495
2,423	HollyFrontier Corp.	74,362
1,185	Lone Pine Resources, Inc.*	8,923
2,114	Newfield Exploration Co.*	85,110
2,516	Noble Energy, Inc.	224,779
1,151	Oil States International, Inc.*	80,121
1,302	Pioneer Natural Resources Co.	109,238
3,075	QEP Resources, Inc.	109,316
3,324	Southern Union Co.	139,708
1,948	Superior Energy Services, Inc.*	54,778
1,447	Tidewater, Inc.	71,236
		1,746,184
	Financials—19.5%
1,551	Allied World Assurance Co. Holdings AG (Switzerland)	90,113

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,687	Alterra Capital Holdings Ltd. (Bermuda)	$79,934
4,938	Aon Corp.	230,210
3,099	Arthur J. Gallagher & Co.	95,759
1,384	AvalonBay Communities, Inc. REIT	185,027
2,946	Boston Properties, Inc. REIT	291,625
5,124	CIT Group, Inc.*	178,571
1,530	Cullen/Frost Bankers, Inc.	75,031
5,407	Equity Residential REIT	317,283
1,099	Federal Realty Investment Trust REIT	97,547
3,356	Federated Investors, Inc., Class B	65,576
21,179	Hudson City Bancorp, Inc.	132,369
718	Jones Lang LaSalle, Inc.	46,397
9,829	Kimco Realty Corp. REIT	171,713
2,456	Macerich Co. (The) REIT	122,211
239	Markel Corp.*	92,374
9,978	MF Global Holdings Ltd.*	5,388
3,103	Moody's Corp.	110,125
5,344	NASDAQ OMX Group, Inc. (The)*	133,867
13,971	New York Community Bancorp, Inc.	185,954
6,028	Northern Trust Corp.	243,953
3,662	ProLogis, Inc. REIT	108,981
2,029	Public Storage REIT	261,842
2,178	Raymond James Financial, Inc.	66,146
2,596	Rayonier, Inc. REIT	108,331
6,649	TD Ameritrade Holding Corp.	111,570
2,816	Transatlantic Holdings, Inc.	146,545
3,600	Vornado Realty Trust REIT	298,116
		4,052,558
	Health Care—9.9%
1,446	AMERIGROUP Corp.*	80,441
3,666	Biogen Idec, Inc.*	426,576
1,075	C.R. Bard, Inc.	92,396
5,961	Community Health Systems, Inc.*	104,198
2,158	DaVita, Inc.*	151,060
2,156	DENTSPLY International, Inc.	79,686
6,297	Forest Laboratories, Inc.*	197,096
7,887	Health Management Associates, Inc., Class A*	69,090
2,216	Henry Schein, Inc.*	153,613
1,886	Laboratory Corp. of America Holdings*	158,141
3,030	Owens & Minor, Inc.	90,658
25,389	Tenet Healthcare Corp.*	120,090
2,104	WellCare Health Plans, Inc.*	103,117
4,425	Zimmer Holdings, Inc.*	232,888
		2,059,050
	Industrials—15.7%
3,046	AGCO Corp.*	133,506
1,476	Alaska Air Group, Inc.*	98,198
1,425	Alliant Techsystems, Inc.	82,764
3,176	Cooper Industries PLC (Ireland)	166,613
2,957	Corrections Corp. of America*	65,734

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,834	Dover Corp.	$212,902
1,964	Equifax, Inc.	69,035
4,075	Fluor Corp.	231,664
2,570	General Cable Corp.*	72,063
2,507	Goodrich Corp.	307,433
1,176	Hubbell, Inc., Class B	70,313
3,511	Iron Mountain, Inc.	108,595
4,695	ITT Corp.*	214,092
3,987	Jacobs Engineering Group, Inc.*	154,696
1,909	Kansas City Southern*	120,592
3,493	Oshkosh Corp.*	72,864
1,497	Pall Corp.	76,601
3,009	Parker Hannifin Corp.	245,384
1,876	Rockwell Automation, Inc.	126,911
2,513	Rockwell Collins, Inc.	140,301
3,482	Shaw Group, Inc. (The)*	80,991
1,497	Snap-On, Inc.	80,344
3,854	URS Corp.*	137,588
1,134	W.W. Grainger, Inc.	194,266
		3,263,450
	Information Technology—14.9%
9,228	Activision Blizzard, Inc.	123,563
4,539	Amdocs Ltd. (Guernsey)*	136,261
4,941	Analog Devices, Inc.	180,692
6,507	CA, Inc.	140,942
4,883	Electronic Arts, Inc.*	114,018
7,754	Fidelity National Information Services, Inc.	203,000
3,009	Fiserv, Inc.*	177,140
2,964	Harris Corp.	111,891
7,806	Jabil Circuit, Inc.	160,491
2,421	KLA-Tencor Corp.	114,005
3,316	Linear Technology Corp.	107,140
10,781	LSI Corp.*	67,381
6,325	Maxim Integrated Products, Inc.	165,462
8,190	MEMC Electronic Materials, Inc.*	49,058
3,510	Microchip Technology, Inc.	126,921
7,835	Motorola Mobility Holdings, Inc.*	304,625
6,505	Paychex, Inc.	189,556
14,481	Symantec Corp.*	246,322
2,711	Unisys Corp.*	70,459
6,847	Western Digital Corp.*	182,404
3,888	Xilinx, Inc.	130,092
		3,101,423
	Materials—5.8%
1,192	Albemarle Corp.	63,522
1,875	Allegheny Technologies, Inc.	87,000
1,664	Cabot Corp.	50,219
2,811	Celanese Corp., Series A	122,419
4,099	Crown Holdings, Inc.*	138,505
3,521	Ecolab, Inc.	189,571

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,010	FMC Corp.	$79,679
1,439	International Flavors & Fragrances, Inc.	87,146
1,363	Scotts Miracle-Gro Co. (The), Class A	66,119
1,655	Sigma-Aldrich Corp.	108,369
3,895	Southern Copper Corp.	119,499
7,125	Steel Dynamics, Inc.	88,991
		1,201,039
	Telecommunication Services—3.0%
37,522	Frontier Communications Corp.	234,888
4,488	Level 3 Communications, Inc.*	119,785
22,562	Windstream Corp.	274,579
		629,252
	Utilities—1.4%
5,229	American Water Works Co., Inc.	159,641
4,016	DPL, Inc.	121,886
		281,527
	Total Common Stocks and Other Equity Interests (Cost $21,503,281)	20,767,067
	Money Market Fund—0.4%
76,863	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $76,863)	76,863
	Total Investments (Cost $21,580,144)—100.3%	20,843,930
	Liabilities in excess of other assets—(0.3)%	(69,850)
	Net Assets—100.0%	$20,774,080

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	18.1
Industrials	16.7
Information Technology	16.0
Health Care	14.0
Energy	12.7
Consumer Discretionary	11.1
Consumer Staples	4.6
Materials	3.5
Telecommunication Services	3.3
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.1%
21,224	Apollo Group, Inc., Class A*	$1,004,957
33,595	CarMax, Inc.*	1,009,866
16,605	Coach, Inc.	1,080,487
13,853	Discovery Communications, Inc., Class A*	602,051
18,105	Las Vegas Sands Corp.*	850,030
31,795	Lear Corp.	1,491,504
18,227	O'Reilly Automotive, Inc.*	1,386,163
1,253	Priceline.com, Inc.*	636,173
5,552	Ralph Lauren Corp.	881,602
12,119	Ross Stores, Inc.	1,063,200
4,248	Wynn Resorts Ltd.	564,134
		10,570,167
	Consumer Staples—4.6%
15,065	Church & Dwight Co., Inc.	665,572
19,525	J.M. Smucker Co. (The)	1,503,815
16,303	Mead Johnson Nutrition Co.	1,171,371
12,503	Ralcorp Holdings, Inc.*	1,010,742
		4,351,500
	Energy—12.7%
13,935	Alpha Natural Resources, Inc.*	334,997
26,942	Cameron International Corp.*	1,323,930
6,061	Cimarex Energy Co.	387,904
21,614	CONSOL Energy, Inc.	924,215
24,292	Denbury Resources, Inc.*	381,384
16,927	FMC Technologies, Inc.*	758,668
10,797	Helmerich & Payne, Inc.	574,185
37,859	McDermott International, Inc.*	415,692
38,143	Noble Corp. (Switzerland)	1,370,859
12,400	Oceaneering International, Inc.	518,692

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,082	Peabody Energy Corp.	$957,696
27,104	Plains Exploration & Production Co.*	853,776
9,121	Range Resources Corp.	627,890
24,300	Southwestern Energy Co.*	1,021,572
9,523	Whiting Petroleum Corp.*	443,296
27,795	World Fuel Services Corp.	1,107,631
		12,002,387
	Financials—18.1%
5,018	Affiliated Managers Group, Inc.*	464,717
7,941	Alexandria Real Estate Equities, Inc. REIT	524,821
31,139	CBRE Group, Inc., Class A*	553,651
179,251	Chimera Investment Corp. REIT	539,546
10,374	Digital Realty Trust, Inc. REIT	646,611
45,217	First Niagara Financial Group, Inc.	415,544
15,421	Franklin Resources, Inc.	1,644,341
51,108	HCP, Inc. REIT	2,036,654
19,542	Health Care REIT, Inc.	1,029,668
5,263	IntercontinentalExchange, Inc.*	683,558
13,979	Leucadia National Corp.	375,057
79,298	MFA Financial, Inc. REIT	535,261
15,839	MSCI, Inc., Class A*	528,864
58,915	NYSE Euronext	1,565,372
95,274	People's United Financial, Inc.	1,214,744
11,491	SL Green Realty Corp. REIT	792,764
22,146	T. Rowe Price Group, Inc.	1,170,195
30,266	UDR, Inc. REIT	754,531
19,035	Validus Holdings Ltd.	520,798
21,104	Ventas, Inc. REIT	1,173,593
		17,170,290

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—14.0%
28,269	Agilent Technologies, Inc.*	$1,047,932
15,845	Alere, Inc.*	412,921
18,758	Allergan, Inc.	1,577,923
9,903	Cerner Corp.*	628,147
13,692	Endo Pharmaceuticals Holdings, Inc.*	442,388
31,589	Hologic, Inc.*	509,215
20,673	Hospira, Inc.*	650,166
1,639	Intuitive Surgical, Inc.*	711,096
22,974	Life Technologies Corp.*	934,353
46,421	Mylan, Inc.*	908,459
30,346	St. Jude Medical, Inc.	1,183,494
29,144	Stryker Corp.	1,396,289
8,830	Varian Medical Systems, Inc.*	518,498
66,101	Warner Chilcott PLC, Class A (Ireland)*	1,197,750
17,163	Watson Pharmaceuticals, Inc.*	1,152,667
		13,271,298
	Industrials—16.7%
30,800	Aecom Technology Corp.*	644,336
13,137	AMETEK, Inc.	519,174
15,338	BE Aerospace, Inc.*	578,703
16,887	C.H. Robinson Worldwide, Inc.	1,172,464
19,435	Cummins, Inc.	1,932,422
17,839	Expeditors International of Washington, Inc.	813,458
20,731	Fastenal Co.	789,644
6,413	Flowserve Corp.	594,421
21,910	Foster Wheeler AG (Switzerland)*	467,121
7,910	Joy Global, Inc.	689,752
10,731	Precision Castparts Corp.	1,750,763
40,664	Quanta Services, Inc.*	849,471
65,362	Republic Services, Inc.	1,860,202
8,319	Roper Industries, Inc.	674,671
23,166	Spirit Aerosystems Holdings, Inc., Class A*	395,444
22,328	Stanley Black & Decker, Inc.	1,425,643
7,299	TransDigm Group, Inc.*	685,522
		15,843,211
	Information Technology—16.0%
49,236	Adobe Systems, Inc.*	1,448,031
97,327	Advanced Micro Devices, Inc.*	567,416
14,870	Altera Corp.	563,870
13,510	Amphenol Corp., Class A	641,590
13,963	Autodesk, Inc.*	483,120
12,281	BMC Software, Inc.*	426,888
28,355	Broadcom Corp., Class A	1,023,332
93,875	Brocade Communications Systems, Inc.*	411,172
9,132	Citrix Systems, Inc.*	665,084
3,255	First Solar, Inc.*	162,001
19,267	Intuit, Inc.	1,034,060
37,097	Juniper Networks, Inc.*	907,764
11,748	Lam Research Corp.*	505,046

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
56,701	Marvell Technology Group Ltd. (Bermuda)*	$793,247
17,665	NetApp, Inc.*	723,558
51,257	NVIDIA Corp.*	758,604
57,327	ON Semiconductor Corp.*	433,965
29,818	SanDisk Corp.*	1,510,878
19,676	Synopsys, Inc.*	527,514
10,464	Teradata Corp.*	624,282
54,274	Western Union Co. (The)	948,167
		15,159,589
	Materials—3.5%
10,461	Airgas, Inc.	721,286
7,017	CF Industries Holdings, Inc.	1,138,649
10,497	Cliffs Natural Resources, Inc.	716,105
12,131	Mosaic Co. (The)	710,391
		3,286,431
	Telecommunication Services—3.3%
20,706	American Tower Corp., Class A*	1,140,901
19,699	Crown Castle International Corp.*	814,751
46,755	MetroPCS Communications, Inc.*	397,417
32,994	NII Holdings, Inc.*	776,349
		3,129,418
	Total Common Stocks and Other Equity Interests (Cost $100,307,385)	94,784,291
	Money Market Fund—0.2%
178,193	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $178,193)	178,193
	Total Investments (Cost $100,485,578)—100.2%	94,962,484
	Liabilities in excess of other assets—(0.2)%	(170,238)
	Net Assets—100.0%	$94,792,246

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Consumer Discretionary	23.4
Financials	22.8
Utilities	16.3
Industrials	10.9
Materials	8.1
Information Technology	6.8
Consumer Staples	4.7
Health Care	4.0
Energy	2.7
Telecommunication Services	0.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—23.4%
1,906	Abercrombie & Fitch Co., Class A	$141,806
5,648	American Eagle Outfitters, Inc.	74,158
1,968	AutoNation, Inc.*	76,634
3,087	Brinker International, Inc.	70,692
7,047	Carnival Corp.	248,125
13,684	D.R. Horton, Inc.	152,303
6,618	Dana Holding Corp.*	93,579
1,716	Dillard's, Inc., Class A	88,426
4,862	Domino's Pizza, Inc.*	155,730
44,541	Eastman Kodak Co.*	49,441
3,299	Expedia, Inc.	86,632
6,054	Foot Locker, Inc.	132,340
16,261	Gannett Co., Inc.	190,091
11,811	Gap, Inc. (The)	223,228
4,851	Genuine Parts Co.	278,593
20,295	Goodyear Tire & Rubber Co. (The)*	291,436
1,599	Group 1 Automotive, Inc.	72,850
9,369	H&R Block, Inc.	143,252
3,431	Hanesbrands, Inc.*	90,475
5,057	Harley-Davidson, Inc.	196,717
8,259	International Game Technology	145,276
7,437	J.C. Penney Co., Inc.	238,579
5,265	Jones Group, Inc. (The)	58,810
5,343	Leggett & Platt, Inc.	117,012
5,815	Lennar Corp., Class A	96,180
4,232	Liberty Global, Inc., Class A*	170,042
19,070	Liberty Media Corp. - Interactive, Class A*	313,320
898	Liberty Media Corp. - Liberty Starz, Class A, Series A*	61,333

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,555	Limited Brands, Inc.	$279,964
9,365	Mattel, Inc.	264,468
7,192	McGraw-Hill Cos., Inc. (The)	305,660
12,647	MGM Resorts International*	145,693
2,591	Mohawk Industries, Inc.*	136,416
7,256	New York Times Co. (The), Class A*	55,291
9,557	Newell Rubbermaid, Inc.	141,444
137	NVR, Inc.*	88,057
43,463	Office Depot, Inc.*	99,530
7,859	OfficeMax, Inc.*	40,238
12,553	PulteGroup, Inc.*	65,025
5,503	RadioShack Corp.	65,541
2,477	Rent-A-Center, Inc.	84,590
3,895	Royal Caribbean Cruises Ltd.	115,759
7,887	Saks, Inc.*	83,366
3,699	Sears Holdings Corp.*	289,188
6,795	Service Corp. International	67,950
2,412	Signet Jewelers Ltd. (United Kingdom)	103,981
2,925	Starwood Hotels & Resorts Worldwide, Inc.	146,572
3,928	Toll Brothers, Inc.*	68,504
2,665	VF Corp.	368,356
7,822	Virgin Media, Inc.	190,700
246	Washington Post Co. (The), Class B	83,679
1,765	Williams-Sonoma, Inc.	66,258
4,083	Wyndham Worldwide Corp.	137,475
		7,550,765
	Consumer Staples—4.7%
4,601	Beam, Inc.	227,427
4,763	Campbell Soup Co.	158,370

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,047	Constellation Brands, Inc., Class A*	$122,270
4,283	Dr Pepper Snapple Group, Inc.	160,398
3,941	Molson Coors Brewing Co., Class B	166,862
194,748	Rite Aid Corp.*	225,908
7,525	Smithfield Foods, Inc.*	172,022
15,494	Tyson Foods, Inc., Class A	299,034
		1,532,291
	Energy—2.7%
3,977	Exterran Holdings, Inc.*	37,781
4,501	Frontline Ltd. (Bermuda)	23,405
4,669	Helix Energy Solutions Group, Inc.*	84,322
8,308	Nabors Industries Ltd. (Bermuda)*	152,286
3,472	Patterson-UTI Energy, Inc.	70,551
2,591	Rowan Cos., Inc.*	89,364
832	SEACOR Holdings, Inc.	70,845
10,470	Tesoro Corp.*	271,592
1,281	Unit Corp.*	62,846
		862,992
	Financials—22.8%
3,220	American Financial Group, Inc.	115,373
5,551	American International Group, Inc.*	137,054
1,150	American National Insurance Co.	82,179
5,181	Apartment Investment & Management Co., Class A REIT	127,815
3,391	Arch Capital Group Ltd.*	121,974
3,713	Aspen Insurance Holdings Ltd. (Bermuda)	98,357
7,569	Associated Banc-Corp.	84,394
5,537	Assurant, Inc.	213,396
4,808	Axis Capital Holdings Ltd. (Bermuda)	150,731
1,412	Bank of Hawaii Corp.	59,629
7,216	Brandywine Realty Trust REIT	65,738
1,603	Camden Property Trust REIT	97,206
17,686	CapitalSource, Inc.	112,483
4,711	CBL & Associates Properties, Inc. REIT	72,455
6,948	Cincinnati Financial Corp.	201,075
1,236	City National Corp.	52,431
21,485	CNO Financial Group, Inc.*	134,281
7,099	Comerica, Inc.	181,379
2,091	Commerce Bancshares, Inc.	81,131
4,306	CommonWealth REIT*	83,321
7,800	DDR Corp. REIT	99,918
9,773	Duke Realty Corp. REIT	120,012
8,638	E*TRADE Financial Corp.*	93,722
2,054	Endurance Specialty Holdings Ltd. (Bermuda)	76,409
1,516	Everest Re Group Ltd.	136,319
13,287	Fidelity National Financial, Inc., Class A	205,151
12,437	First Horizon National Corp.	86,935
4,066	FirstMerit Corp.	56,965
6,853	Fulton Financial Corp.	64,692
8,127	General Growth Properties, Inc. REIT	119,467

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,822	Hanover Insurance Group, Inc. (The)	$69,528
3,575	HCC Insurance Holdings, Inc.	95,131
6,283	Hospitality Properties Trust REIT	150,980
14,560	Host Hotels & Resorts, Inc. REIT	207,771
31,899	Huntington Bancshares, Inc.	165,237
4,318	Interactive Brokers Group, Inc., Class A	66,411
8,969	Invesco Ltd.(~)	180,008
10,642	iStar Financial, Inc. REIT*	72,259
2,435	Kemper Corp.	65,477
5,228	Legg Mason, Inc.	143,770
3,901	Liberty Property Trust REIT	124,832
3,349	M&T Bank Corp.	254,892
2,835	Mack-Cali Realty Corp. REIT	79,550
4,311	Montpelier Re Holdings Ltd. (Bermuda)	75,442
10,661	Old Republic International Corp.	94,243
3,330	PartnerRe Ltd.	207,193
6,139	PHH Corp.*	113,265
6,430	Piedmont Office Realty Trust, Inc., Class A REIT	109,181
3,720	Plum Creek Timber Co., Inc. REIT	140,095
54,574	Popular, Inc.*	101,508
2,116	Potlatch Corp. REIT	68,728
4,096	Protective Life Corp.	76,186
1,929	Regency Centers Corp. REIT	79,012
1,768	Reinsurance Group of America, Inc.	92,343
1,701	RenaissanceRe Holdings Ltd. (Bermuda)	115,872
15,120	SLM Corp.	206,690
1,849	StanCorp Financial Group, Inc.	62,755
64,671	Synovus Financial Corp.	97,007
5,331	TCF Financial Corp.	56,722
3,429	Torchmark Corp.	140,349
5,510	Valley National Bancorp	66,120
3,891	W.R. Berkley Corp.	135,446
3,622	Weingarten Realty Investors REIT	84,067
249	White Mountains Insurance Group Ltd.	104,580
8,293	Zions Bancorp.	143,966
		7,378,608
	Health Care—4.0%
6,374	CareFusion Corp.*	163,174
8,220	Coventry Health Care, Inc.*	261,478
6,658	Health Net, Inc.*	185,026
3,408	Kindred Healthcare, Inc.*	39,703
2,421	LifePoint Hospitals, Inc.*	93,596
4,618	Omnicare, Inc.	137,709
2,603	PerkinElmer, Inc.	53,804
3,808	Quest Diagnostics, Inc.	212,487
1,326	Teleflex, Inc.	79,374
1,963	Universal Health Services, Inc., Class B	78,461
		1,304,812

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—10.9%
3,978	Avery Dennison Corp.	$105,815
9,210	Avis Budget Group, Inc.*	129,861
1,520	Carlisle Cos., Inc.	63,414
3,638	Cintas Corp.	108,740
2,019	Con-way, Inc.	59,500
3,328	EMCOR Group, Inc.	83,433
1,844	GATX Corp.	70,035
2,909	Harsco Corp.	67,053
18,238	Hertz Global Holdings, Inc.*	211,561
12,234	JetBlue Airways Corp.*	54,808
3,929	KBR, Inc.	109,658
3,880	Manpower, Inc.	167,383
17,420	Masco Corp.	167,232
2,787	Navistar International Corp.*	117,249
4,115	Owens Corning*	116,784
2,673	Pentair, Inc.	96,094
9,095	Pitney Bowes, Inc.	185,356
14,796	R.R. Donnelley & Sons Co.	241,175
2,706	Robert Half International, Inc.	71,520
2,988	Ryder System, Inc.	152,209
4,067	SkyWest, Inc.	54,539
19,365	Southwest Airlines Co.	165,571
1,458	SPX Corp.	79,621
3,976	Terex Corp.*	66,161
9,988	Textron, Inc.	193,967
1,222	Thomas & Betts Corp.*	60,721
2,002	Timken Co. (The)	84,324
2,338	Trinity Industries, Inc.	63,757
2,964	United Rentals, Inc.*	69,387
2,299	United Stationers, Inc.	73,131
18,265	US Airways Group, Inc.*	105,389
4,188	USG Corp.*	38,781
1,507	WESCO International, Inc.*	73,029
		3,507,258
	Information Technology—6.8%
1,071	Anixter International, Inc.	62,857
9,748	AOL, Inc.*	137,642
6,872	Arrow Electronics, Inc.*	247,736
8,476	Avnet, Inc.*	256,908
2,114	Diebold, Inc.	68,240
2,651	IAC/InterActiveCorp.*	108,240
4,056	Insight Enterprises, Inc.*	68,546
3,117	Lexmark International, Inc., Class A*	98,809
4,845	NCR Corp.*	92,249
11,637	SAIC, Inc.*	144,648
9,835	Sanmina-SCI Corp.*	86,646
18,448	Seagate Technology PLC (Ireland)	297,935
2,378	SYNNEX Corp.*	68,653
5,860	Tech Data Corp.*	288,195

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,579	Total System Services, Inc.	$130,856
4,512	Vishay Intertechnology, Inc.*	48,504
		2,206,664
	Materials—8.1%
5,557	AK Steel Holding Corp.	46,290
3,790	Ashland, Inc.	200,718
4,041	Ball Corp.	139,697
3,557	Bemis Co., Inc.	99,987
6,821	Commercial Metals Co.	84,785
1,370	Cytec Industries, Inc.	61,198
3,292	Eastman Chemical Co.	129,343
8,030	Huntsman Corp.	94,272
937	Martin Marietta Materials, Inc.	67,623
6,517	MeadWestvaco Corp.	181,890
3,077	Nalco Holding Co.	116,034
6,727	Owens-Illinois, Inc.*	135,078
3,013	Packaging Corp. of America	78,579
2,350	Reliance Steel & Aluminum Co.	103,847
1,502	Rockwood Holdings, Inc.*	69,152
4,069	RPM International, Inc.	91,430
4,943	Sealed Air Corp.	87,985
1,905	Sherwin-Williams Co. (The)	157,563
3,248	Sonoco Products Co.	101,955
7,485	Temple-Inland, Inc.	238,098
5,378	United States Steel Corp.	136,386
2,158	Valspar Corp. (The)	75,249
3,969	Vulcan Materials Co.	124,190
		2,621,349
	Telecommunication Services—0.2%
2,639	Telephone & Data Systems, Inc.	61,172
	Utilities—16.3%
3,120	AGL Resources, Inc.	130,853
4,299	Alliant Energy Corp.	175,313
4,496	Atmos Energy Corp.	154,303
13,357	Calpine Corp.*	202,626
16,416	CenterPoint Energy, Inc.	342,110
9,150	CMS Energy Corp.	190,503
18,893	Dynegy, Inc., Class A*	69,337
51,119	GenOn Energy, Inc.*	155,913
6,431	Great Plains Energy, Inc.	133,379
4,137	Hawaiian Electric Industries, Inc.	104,790
4,151	Integrys Energy Group, Inc.	219,629
6,363	MDU Resources Group, Inc.	131,141
1,491	National Fuel Gas Co.	91,383
1,741	Nicor, Inc.	97,931
15,586	NiSource, Inc.	344,295
6,128	Northeast Utilities	211,845
8,555	NV Energy, Inc.	137,222
2,964	OGE Energy Corp.	153,357

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,702	ONEOK, Inc.	$281,537
14,752	Pepco Holdings, Inc.	292,090
2,342	Piedmont Natural Gas Co., Inc.	76,560
4,923	Pinnacle West Capital Corp.	224,390
5,139	PNM Resources, Inc.	92,399
3,489	Portland General Electric Co.	85,620
7,443	Questar Corp.	143,427
5,086	SCANA Corp.	215,036
7,965	TECO Energy, Inc.	147,910
4,285	UGI Corp.	122,851
3,727	Vectren Corp.	105,772
4,588	Westar Energy, Inc.	125,069
2,071	WGL Holdings, Inc.	88,660
6,327	Wisconsin Energy Corp.	205,185
		5,252,436
	Total Common Stocks and Other Equity Interests (Cost $33,515,149)	32,278,347
	Money Market Fund—0.3%
91,434	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $91,434)	91,434
	Total Investments (Cost $33,606,583)—100.2%	32,369,781
	Liabilities in excess of other assets—(0.2)%	(72,565)
	Net Assets—100.0%	$32,297,216

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Industrials	21.6
Financials	20.8
Information Technology	12.2
Consumer Discretionary	12.1
Health Care	9.6
Consumer Staples	7.1
Materials	6.6
Energy	6.1
Utilities	2.6
Telecommunication Services	1.3
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.1%
1,458	99 Cents Only Stores*	$31,784
2,045	AFC Enterprises, Inc.*	28,037
1,389	AH Belo Corp., Class A	6,945
2,960	American Axle & Manufacturing Holdings, Inc.*	28,682
334	America's Car-Mart, Inc.*	11,149
453	Arbitron, Inc.	17,998
2,379	Bon-Ton Stores, Inc. (The)	12,561
1,680	Carter's, Inc.*	63,991
4,272	Chico's FAS, Inc.	52,802
439	Choice Hotels International, Inc.	15,712
3,306	Cinemark Holdings, Inc.	68,335
696	Citi Trends, Inc.*	8,623
968	Coinstar, Inc.*	46,212
381	Columbia Sportswear Co.	20,475
437	CPI Corp.	2,609
3,624	dELiA*s, Inc.*	5,074
1,342	Education Management Corp.*	26,652
834	Express, Inc.	18,840
2,244	hhgregg, Inc.*	28,611
573	Hibbett Sports, Inc.*	23,602
2,261	Hillenbrand, Inc.	47,730
1,055	Interval Leisure Group, Inc.*	14,570
1,059	John Wiley & Sons, Inc., Class A	50,366
579	Kirkland's, Inc.*	6,508
1,230	Krispy Kreme Doughnuts, Inc.*	8,684
1,778	Leapfrog Enterprises, Inc.*	6,632
1,420	Life Time Fitness, Inc.*	61,245

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,090	Lincoln Educational Services Corp.	$10,192
5,401	Lions Gate Entertainment Corp. (Canada)*	44,396
6,730	Live Nation Entertainment, Inc.*	63,195
3,682	LodgeNet Interactive Corp.*	7,364
584	Maidenform Brands, Inc.*	14,355
2,555	Orient-Express Hotels Ltd., Class A*	21,794
620	Overstock.com, Inc.*	5,146
704	P.F. Chang's China Bistro, Inc.	21,894
1,666	Polaris Industries, Inc.	105,524
1,081	PVH Corp.	80,437
5,160	Sally Beauty Holdings, Inc.*	99,020
1,425	Select Comfort Corp.*	29,597
1,227	Shuffle Master, Inc.*	13,019
3,379	Smith & Wesson Holding Corp.*	10,002
390	Steiner Leisure Ltd.*	18,790
641	Steven Madden Ltd.*	23,653
742	Tempur-Pedic International, Inc.*	50,501
1,813	Texas Roadhouse, Inc.	25,980
2,096	Thor Industries, Inc.	55,418
1,157	Tractor Supply Co.	82,078
1,613	Tupperware Brands Corp.	91,199
394	Universal Electronics, Inc.*	7,324
632	Universal Technical Institute, Inc.*	9,025
1,556	ValueVision Media, Inc., Class A*	5,104
1,291	Warnaco Group, Inc. (The)*	63,388
487	Weight Watchers International, Inc.	36,340
4,207	Wet Seal, Inc. (The), Class A*	17,627
		1,726,791

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—7.1%
1,020	Andersons, Inc. (The)	$37,658
1,644	B&G Foods, Inc., Class A	34,886
1,380	Brown-Forman Corp., Class B	103,127
400	Calavo Growers, Inc.	9,028
681	Cal-Maine Foods, Inc.	22,691
2,389	Casey's General Stores, Inc.	118,375
6,808	Central European Distribution Corp.*	36,763
4,483	Flowers Foods, Inc.	90,512
1,176	Hain Celestial Group, Inc. (The)*	39,467
2,145	Herbalife Ltd. (Cayman Islands)	133,762
426	Inter Parfums, Inc.	7,855
438	J & J Snack Foods Corp.	22,588
505	National Beverage Corp.	8,545
1,636	Nu Skin Enterprises, Inc., Class A	82,667
597	Omega Protein Corp.*	6,466
576	Revlon, Inc., Class A*	8,484
919	Sanderson Farms, Inc.	45,491
1,130	TreeHouse Foods, Inc.*	69,314
1,738	United Natural Foods, Inc.*	63,454
3,345	Vector Group Ltd.	58,772
465	WD-40 Co.	20,469
		1,020,374
	Energy—6.1%
815	Berry Petroleum Co., Class A	28,158
1,661	Bill Barrett Corp.*	69,098
1,534	Bristow Group, Inc.	76,363
1,609	Cabot Oil & Gas Corp.	125,051
6,738	Cal Dive International, Inc.*	15,093
1,314	Callon Petroleum Co.*	6,189
2,914	Cloud Peak Energy, Inc.*	66,876
2,222	Complete Production Services, Inc.*	72,882
3,226	CVR Energy, Inc.*	79,876
1,503	ENGlobal Corp.*	3,923
3,300	EXCO Resources, Inc.	41,613
1,252	Geokinetics, Inc.*	4,094
5,010	Global Industries Ltd.*	39,830
417	Gulf Island Fabrication, Inc.	11,613
958	Gulfmark Offshore, Inc., Class A*	39,843
8,819	Hercules Offshore, Inc.*	33,424
1,321	Matrix Service Co.*	14,029
3,855	Newpark Resources, Inc.*	34,425
1,826	PetroQuest Energy, Inc.*	13,312
401	Resolute Energy Corp.*	5,213
782	Rosetta Resources, Inc.*	34,674
1,496	VAALCO Energy, Inc.*	10,188
1,319	W&T Offshore, Inc.	25,971
632	Westmoreland Coal Co.*	6,958
2,583	Willbros Group, Inc.*	13,147
		871,843

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—20.8%
1,560	Acadia Realty Trust REIT	$32,323
513	American Safety Insurance Holdings Ltd. (Bermuda)*	10,470
841	AMERISAFE, Inc.*	18,124
8,684	Anworth Mortgage Asset Corp. REIT	56,012
5,146	Ashford Hospitality Trust, Inc. REIT	45,799
710	Berkshire Hills Bancorp, Inc.	14,214
5,233	BioMed Realty Trust, Inc. REIT	94,770
1,002	BOK Financial Corp.	52,324
1,989	BRE Properties, Inc. REIT	99,689
2,875	Brown & Brown, Inc.	63,480
345	Bryn Mawr Bank Corp.	6,334
12,119	Capital Trust, Inc., Class A REIT*	30,176
1,364	Capitol Federal Financial, Inc.	15,127
5,370	Capstead Mortgage Corp. REIT	65,084
657	Cardinal Financial Corp.	7,056
1,000	Cash America International, Inc.	54,750
655	CBOE Holdings, Inc.	17,115
974	Centerstate Banks, Inc.	5,532
1,051	Citizens, Inc.*	8,240
459	CNB Financial Corp.	6,573
1,307	Columbia Banking System, Inc.	24,924
2,389	Corporate Office Properties Trust REIT	57,933
4,200	Cowen Group, Inc., Class A*	11,424
1,284	DFC Global Corp.*	28,145
4,235	Douglas Emmett, Inc. REIT	82,582
909	EastGroup Properties, Inc. REIT	39,641
2,548	Eaton Vance Corp.	66,987
1,516	Entertainment Properties Trust REIT	67,917
835	Erie Indemnity Co., Class A	65,923
770	Essex Property Trust, Inc. REIT	109,925
2,462	Extra Space Storage, Inc. REIT	55,469
414	Federal Agricultural Mortgage Corp., Class C	8,355
1,620	First California Financial Group, Inc.*	5,297
2,032	First Financial Bancorp	33,325
899	First Financial Bankshares, Inc.	28,552
231	First of Long Island Corp. (The)	5,902
2,120	First Potomac Realty Trust REIT	30,125
5,238	Flagstone Reinsurance Holdings SA (Luxembourg)	44,471
1,325	Flushing Financial Corp.	16,245
2,801	Forest City Enterprises, Inc., Class A*	38,318
139	GAMCO Investors, Inc., Class A	6,547
841	Getty Realty Corp. REIT	13,406
3,137	Glacier Bancorp, Inc.	35,605
463	Gladstone Commercial Corp. REIT	7,792
4,002	Glimcher Realty Trust REIT	36,658
921	Hallmark Financial Services, Inc.*	7,147
2,686	Highwoods Properties, Inc. REIT	83,212
795	Independent Bank Corp.	20,606

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,755	Investors Real Estate Trust REIT	$27,825
1,817	Kilroy Realty Corp. REIT	66,666
555	Lakeland Financial Corp.	13,259
2,744	LaSalle Hotel Properties REIT	65,609
7,843	Lexington Realty Trust REIT	61,646
764	LTC Properties, Inc. REIT	21,667
2,147	Meadowbrook Insurance Group, Inc.	22,243
983	Mid-America Apartment Communities, Inc. REIT	61,339
1,152	Monmouth Real Estate Investment Corp., Class A REIT	9,677
384	National Health Investors, Inc. REIT	17,161
2,860	National Retail Properties, Inc. REIT	77,935
857	New York Mortgage Trust, Inc. REIT	5,999
1,486	Northwest Bancshares, Inc.	18,530
392	OmniAmerican Bancorp, Inc.*	5,782
2,359	Oriental Financial Group, Inc.	24,982
291	Orrstown Financial Services, Inc.	2,666
591	PICO Holdings, Inc.*	13,498
1,378	Pinnacle Financial Partners, Inc.*	20,684
756	Piper Jaffray Cos.*	15,695
597	PS Business Parks, Inc. REIT	31,778
2,773	Realty Income Corp. REIT	92,646
2,520	Sabra Health Care REIT, Inc.*	25,880
316	Safeguard Scientifics, Inc.*	5,344
344	Saul Centers, Inc. REIT	12,329
481	SCBT Financial Corp.	14,204
3,452	SEI Investments Co.	55,888
659	Southside Bancshares, Inc.	13,556
1,782	Sterling Financial Corp.*	26,748
1,219	SVB Financial Group*	56,001
6,260	Symetra Financial Corp.	58,030
1,292	Taubman Centers, Inc. REIT	79,109
1,012	Texas Capital Bancshares, Inc.*	28,336
946	TowneBank	11,787
1,361	UMB Financial Corp.	50,180
420	United Financial Bancorp, Inc.	6,779
214	Universal Health Realty Income Trust REIT	8,126
445	Washington Banking Co.	5,260
2,384	Washington Real Estate Investment Trust REIT	69,041
1,208	Westfield Financial, Inc.	8,589
483	World Acceptance Corp.*	32,675
		2,980,774
	Health Care—9.6%
5,424	Alliance HealthCare Services, Inc.*	6,021
1,708	Amedisys, Inc.*	22,426
1,831	Amylin Pharmaceuticals, Inc.*	21,093
324	Analogic Corp.	17,522
567	Bio-Rad Laboratories, Inc., Class A*	56,445
3,243	Brookdale Senior Living, Inc.*	53,769

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
306	Cantel Medical Corp.	$8,446
2,682	Centene Corp.*	94,272
584	Chemed Corp.	34,666
178	Computer Programs & Systems, Inc.	9,090
932	Cooper Cos., Inc. (The)	64,588
1,727	Covance, Inc.*	87,611
2,610	Emdeon, Inc., Class A*	49,512
746	Emeritus Corp.*	13,212
1,046	Enzon Pharmaceuticals, Inc.*	7,688
1,283	eResearchTechnology, Inc.*	6,556
2,766	Five Star Quality Care, Inc.*	7,164
1,659	Gentiva Health Services, Inc.*	6,868
1,007	Greatbatch, Inc.*	22,486
551	Haemonetics Corp.*	33,583
993	Hanger Orthopedic Group, Inc.*	17,248
2,447	HealthSouth Corp.*	43,214
2,124	Healthspring, Inc.*	114,569
324	ICU Medical, Inc.*	12,736
257	Landauer, Inc.	13,171
779	Merit Medical Systems, Inc.*	10,454
1,570	Molina Healthcare, Inc.*	33,253
650	Orthofix International NV (Netherlands)*	22,822
2,371	Patterson Cos., Inc.	74,615
2,891	Pharmaceutical Product Development, Inc.	95,374
1,987	PSS World Medical, Inc.*	44,211
2,538	RTI Biologics, Inc.*	11,421
1,846	STERIS Corp.	57,189
623	Team Health Holdings, Inc.*	12,659
1,558	Triple-S Management Corp., Class B *	29,602
2,193	Universal American Corp.	25,219
329	US Physical Therapy, Inc.	6,422
2,796	VCA Antech, Inc.*	56,815
996	West Pharmaceutical Services, Inc.	38,715
1,526	Wright Medical Group, Inc.*	26,232
		1,368,959
	Industrials—21.6%
1,877	AAR Corp.	37,409
1,565	Actuant Corp., Class A	35,213
201	Advisory Board Co. (The)*	12,311
6,615	Aircastle Ltd. (Bermuda)	80,240
754	Altra Holdings, Inc.*	11,084
995	Atlas Air Worldwide Holdings, Inc.*	38,327
2,423	Brink's Co. (The)	67,335
6,658	Cenveo, Inc.*	24,967
941	Ceradyne, Inc.*	31,486
1,077	CLARCOR, Inc.	52,213
1,119	Coleman Cable, Inc.*	11,380
1,890	Comfort Systems USA, Inc.	20,790
1,313	Copart, Inc.*	57,181
348	Cubic Corp.	16,398

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,272	Dolan Co. (The)*	$11,130
1,248	Donaldson Co., Inc.	79,934
506	Douglas Dynamics, Inc.	7,600
990	Dun & Bradstreet Corp. (The)	66,191
269	Dynamic Materials Corp.	5,837
10,662	Eagle Bulk Shipping, Inc.*	16,526
1,637	EnerSys*	36,882
678	ESCO Technologies, Inc.	20,726
1,165	Esterline Technologies Corp.*	65,123
671	Forward Air Corp.	21,975
482	Franklin Electric Co., Inc.	22,133
1,985	FTI Consulting, Inc.*	78,229
909	Gardner Denver, Inc.	70,293
4,830	Genco Shipping & Trading Ltd.*	43,470
2,858	GenCorp, Inc.*	13,890
1,067	Generac Holdings, Inc.*	24,392
2,411	Geo Group, Inc. (The)*	43,953
578	Global Power Equipment Group, Inc.*	15,323
333	Gorman-Rupp Co. (The)	8,948
1,227	Graco, Inc.	52,687
2,004	Great Lakes Dredge & Dock Corp.	10,321
5,912	Hawaiian Holdings, Inc.*	31,629
1,600	Healthcare Services Group, Inc.	27,760
706	Heidrick & Struggles International, Inc.	13,965
2,792	Hexcel Corp.*	68,990
618	Houston Wire & Cable Co.	7,892
1,231	HUB Group, Inc., Class A*	38,481
231	Hurco Cos., Inc.*	6,034
910	Huron Consulting Group, Inc.*	32,769
2,013	IDEX Corp.	71,361
1,361	Interface, Inc., Class A	17,747
2,102	J.B. Hunt Transport Services, Inc.	88,936
4,265	KAR Auction Services, Inc.*	58,644
994	Kaydon Corp.	31,271
1,295	Kirby Corp.*	79,694
1,537	Knight Transportation, Inc.	23,362
1,564	Knoll, Inc.	23,851
1,001	Layne Christensen Co.*	25,215
374	LB Foster Co., Class A	9,537
2,234	Lincoln Electric Holdings, Inc.	81,318
333	LMI Aerospace, Inc.*	6,697
2,387	Macquarie Infrastructure Co. LLC	62,945
1,348	Mobile Mini, Inc.*	24,453
1,620	Moog, Inc., Class A*	62,743
885	MSC Industrial Direct Co., Class A	60,189
402	Multi-Color Corp.	10,657
790	MYR Group, Inc.*	15,239
2,300	Nielsen Holdings NV (Netherlands)*	67,505
748	Nordson Corp.	34,685
1,284	Old Dominion Freight Line, Inc.*	46,956
1,762	On Assignment, Inc.*	19,012

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,252	Orbital Sciences Corp.*	$34,816
1,247	Orion Marine Group, Inc.*	8,467
421	Powell Industries, Inc.*	14,150
2,203	RailAmerica, Inc.*	30,115
489	RBC Bearings, Inc.*	19,805
1,133	Regal-Beloit Corp.	60,196
521	Robbins & Myers, Inc.	23,283
796	Standard Parking Corp.*	14,002
791	Sterling Construction Co., Inc.*	9,848
245	Sun Hydraulics Corp.	7,046
1,448	Sykes Enterprises, Inc.*	23,067
972	TAL International Group, Inc.	27,051
1,277	Teledyne Technologies, Inc.*	69,558
2,175	Tetra Tech, Inc.*	47,480
290	Textainer Group Holdings Ltd.	7,960
222	Trex Co., Inc.*	4,103
993	Triumph Group, Inc.	57,693
3,152	Tutor Perini Corp.*	45,799
2,594	Ultrapetrol Bahamas Ltd.*	7,704
674	US Ecology, Inc.	12,172
3,795	UTi Worldwide, Inc. (British Virgin Islands)	55,445
391	Vicor Corp.	3,578
270	VSE Corp.	6,566
682	Wabtec Corp.	45,817
836	Watsco, Inc.	51,548
1,391	Woodward, Inc.	47,127
		3,095,830
	Information Technology—12.2%
571	ACI Worldwide, Inc.*	17,513
1,222	Actuate Corp.*	7,943
869	ADTRAN, Inc.	29,198
1,130	Advanced Energy Industries, Inc.*	10,554
1,107	Alliance Data Systems Corp.*	113,401
422	Anaren, Inc.*	8,073
4,725	Arris Group, Inc.*	50,841
1,264	ATMI, Inc.*	25,786
289	Badger Meter, Inc.	9,462
562	Booz Allen Hamilton Holding Corp.*	8,885
6,831	Brightpoint, Inc.*	69,335
803	Cardtronics, Inc.*	20,019
173	Cass Information Systems, Inc.	6,780
788	Cognex Corp.	26,705
525	Coherent, Inc.*	26,759
779	Cohu, Inc.	8,639
493	Computer Task Group, Inc.*	6,296
1,452	Comtech Telecommunications Corp.	48,076
1,244	Cray, Inc.*	7,874
1,264	CSG Systems International, Inc.*	17,999
612	Cymer, Inc.*	26,591
1,942	Cypress Semiconductor Corp.*	37,112

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,152	Daktronics, Inc.	$11,635
786	DealerTrack Holdings, Inc.*	17,048
1,584	EchoStar Corp., Class A*	41,754
5,500	Energy Conversion Devices, Inc.*	2,695
3,553	Entegris, Inc.*	31,835
2,056	Euronet Worldwide, Inc.*	39,825
621	Fabrinet (Cayman Islands)*	7,700
995	FEI Co.*	39,561
1,247	Global Payments, Inc.	57,262
760	GSI Group, Inc. (Canada)*	7,425
1,929	Heartland Payment Systems, Inc.	41,975
971	Integrated Silicon Solution, Inc.*	8,943
1,676	Internap Network Services Corp.*	9,520
1,738	International Rectifier Corp.*	42,216
771	Intevac, Inc.*	6,207
1,594	Jack Henry & Associates, Inc.	51,661
1,703	Kemet Corp.*	15,702
1,358	Kopin Corp.*	5,500
2,916	Lender Processing Services, Inc.	51,176
378	Littelfuse, Inc.	18,507
447	Manhattan Associates, Inc.*	18,930
1,103	ManTech International Corp., Class A	38,748
659	MAXIMUS, Inc.	26,584
2,937	Mentor Graphics Corp.*	33,364
433	Mercury Computer Systems, Inc.*	6,322
810	Micrel, Inc.	8,926
107	MicroStrategy, Inc., Class A*	14,099
1,098	MKS Instruments, Inc.	29,251
4,342	MoneyGram International, Inc.*	11,115
666	Monotype Imaging Holdings, Inc.*	9,038
2,942	Move, Inc.*	5,413
378	Multi-Fineline Electronix, Inc.*	8,671
292	NCI, Inc., Class A*	3,986
997	NETGEAR, Inc.*	35,354
2,188	Novatel Wireless, Inc.*	8,686
823	OmniVision Technologies, Inc.*	13,423
1,792	Online Resources Corp.*	4,803
532	OSI Systems, Inc.*	23,568
863	Pericom Semiconductor Corp.*	7,327
1,671	Plexus Corp.*	42,945
1,144	PRGX Global, Inc.*	6,109
1,459	Quest Software, Inc.*	25,664
658	Rofin-Sinar Technologies, Inc.*	17,108
421	Rogers Corp.*	18,175
768	Rudolph Technologies, Inc.*	5,660
1,778	S1 Corp.*	17,300
816	Semtech Corp.*	19,927
2,588	Take-Two Interactive Software, Inc.*	40,839
690	TechTarget, Inc.*	5,113
2,491	TeleCommunication Systems, Inc., Class A*	8,220

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,159	TeleTech Holdings, Inc.*	$20,259
1,915	Tessera Technologies, Inc.*	26,370
1,555	TNS, Inc.*	30,369
461	Tyler Technologies, Inc.*	14,554
785	Ultra Clean Holdings, Inc.*	4,302
1,277	Zebra Technologies Corp., Class A*	45,640
		1,748,150
	Materials—6.6%
777	AMCOL International Corp.	23,458
1,898	AptarGroup, Inc.	91,047
1,033	Clearwater Paper Corp.*	34,223
134	Deltic Timber Corp.	9,070
14,556	Graphic Packaging Holding Co.*	64,337
1,019	Greif, Inc., Class A	45,631
1,410	Horsehead Holding Corp.*	12,239
762	Innophos Holdings, Inc.	33,520
958	Kaiser Aluminum Corp.	44,509
806	Koppers Holdings, Inc.	26,671
639	Kraton Performance Polymers, Inc.*	12,575
679	Materion Corp.*	17,953
272	NewMarket Corp.	52,806
1,902	OM Group, Inc.*	54,987
2,572	Omnova Solutions, Inc.*	11,394
4,552	PolyOne Corp.	50,937
399	Quaker Chemical Corp.	13,881
1,271	Rock-Tenn Co., Class A	75,230
837	Schnitzer Steel Industries, Inc., Class A	39,172
642	Schweitzer-Mauduit International, Inc.	45,145
1,744	Silgan Holdings, Inc.	65,470
3,268	Solutia, Inc.*	53,105
365	Stepan Co.	28,211
294	Universal Stainless & Alloy Products, Inc.*	11,069
522	Westlake Chemical Corp.	21,512
760	Zep, Inc.	11,582
		949,734
	Telecommunication Services—1.3%
2,205	NTELOS Holdings Corp.*	41,939
9,885	PAETEC Holding Corp.*	54,170
623	Shenandoah Telecommunications Co.	8,448
4,050	tw telecom, inc.*	74,925
		179,482
	Utilities—2.6%
4,245	Aqua America, Inc.	94,196
340	Chesapeake Utilities Corp.	14,413
2,594	Cleco Corp.	95,641
579	Middlesex Water Co.	10,972
570	Ormat Technologies, Inc.	10,824
914	South Jersey Industries, Inc.	51,467
2,473	UIL Holdings Corp.	84,280

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
351	York Water Co.	$5,967
		367,760
	Total Common Stocks and Other Equity Interests (Cost $14,819,634)	14,309,697
	Money Market Fund—0.5%
74,430	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $74,430)	74,430
	Total Investments (Cost $14,894,064)—100.5%	14,384,127
	Liabilities in excess of other assets—(0.5)%	(71,684)
	Net Assets—100.0%	$14,312,443

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	22.4
Financials	18.1
Consumer Discretionary	17.6
Health Care	13.7
Industrials	11.1
Energy	8.1
Materials	3.9
Consumer Staples	2.8
Telecommunication Services	1.4
Utilities	0.9
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.6%
11,308	Aeropostale, Inc.*	$154,467
766	American Public Education, Inc.*	27,430
7,652	Ascena Retail Group, Inc.*	221,143
4,988	Bally Technologies, Inc.*	180,915
1,284	BJ's Restaurants, Inc.*	67,962
658	Blue Nile, Inc.*	29,696
4,002	Buckle, Inc. (The)	178,329
1,459	Buffalo Wild Wings, Inc.*	96,615
1,286	Capella Education Co.*	44,766
6,406	Crocs, Inc.*	113,194
1,712	Deckers Outdoor Corp.*	197,291
4,316	DeVry, Inc.	162,627
2,534	DG Fastchannel, Inc.*	47,234
9,707	Dick's Sporting Goods, Inc.*	379,447
2,138	DineEquity, Inc.*	100,400
1,083	Dorman Products, Inc.*	41,273
7,038	DreamWorks Animation SKG, Inc., Class A*	130,555
1,722	DSW, Inc., Class A*	90,129
2,665	Fossil, Inc.*	276,254
1,513	Fuel Systems Solutions, Inc.*	35,313
9,447	Gentex Corp.	284,544
1,777	G-III Apparel Group Ltd.*	50,094
3,120	Grand Canyon Education, Inc.*	50,887
5,692	Guess?, Inc.	187,779
6,536	Iconix Brand Group, Inc.*	117,321
1,254	iRobot Corp.*	42,460
3,567	ITT Educational Services, Inc.*	221,011
2,561	Jos. A. Bank Clothiers, Inc.*	136,860
1,325	K12, Inc.*	46,441

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,829	Knology, Inc.*	$69,200
13,523	LKQ Corp.*	394,601
2,401	Lumber Liquidators Holdings, Inc.*	35,943
2,108	Monro Muffler Brake, Inc.	78,186
1,088	Morningstar, Inc.	64,159
6,911	National CineMedia, Inc.	83,623
1,723	Panera Bread Co., Class A*	230,348
1,091	Peet's Coffee & Tea, Inc.*	69,518
1,731	PetMed Express, Inc.	17,258
1,668	Rue21, Inc.*	44,436
5,471	Scripps Networks Interactive, Inc., Class A	232,408
1,040	Shutterfly, Inc.*	43,337
3,478	Sotheby's	122,495
1,178	Strayer Education, Inc.	100,377
1,515	Sturm Ruger & Co., Inc.	45,935
2,904	True Religion Apparel, Inc.*	98,504
2,002	Ulta Salon, Cosmetics & Fragrance, Inc.*	134,715
1,545	Under Armour, Inc., Class A*	130,413
10,021	Valassis Communications, Inc.*	195,710
2,649	Vitamin Shoppe, Inc.*	99,894
79,965	Wendy's Co. (The)	404,623
5,914	WMS Industries, Inc.*	129,576
1,691	Zumiez, Inc.*	38,470
		6,576,166
	Consumer Staples—2.8%
1,964	Adecoagro SA (Luxembourg)*	19,090
438	Boston Beer Co., Inc., Class A*	38,754
6,701	Darling International, Inc.*	93,948
1,387	Diamond Foods, Inc.	91,195

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,237	Fresh Market, Inc. (The)*	$49,480
1,881	Green Mountain Coffee Roasters, Inc.*	122,303
3,688	Hansen Natural Corp.*	328,564
5,196	Heckmann Corp.*	31,124
2,536	PriceSmart, Inc.	192,838
10,497	Smart Balance, Inc.*	68,755
		1,036,051
	Energy—8.1%
941	Approach Resources, Inc.*	22,970
8,206	ATP Oil & Gas Corp.*	86,573
5,487	Atwood Oceanics, Inc.*	234,514
4,888	BPZ Resources, Inc.*	14,615
2,665	Brigham Exploration Co.*	97,046
750	CARBO Ceramics, Inc.	101,888
1,682	Carrizo Oil & Gas, Inc.*	45,750
528	Clayton Williams Energy, Inc.*	34,500
1,630	Clean Energy Fuels Corp.*	19,267
6,323	Cobalt International Energy, Inc.*	65,253
947	Contango Oil & Gas Co.*	60,930
819	Continental Resources, Inc.*	49,672
9,561	Crimson Exploration, Inc.*	28,492
6,602	Delta Petroleum Corp.*	14,788
7,164	Dresser-Rand Group, Inc.*	346,738
1,770	Dril-Quip, Inc.*	115,227
2,272	Endeavour International Corp.*	21,084
3,756	Energy XXI Bermuda Ltd. (Bermuda)*	110,314
824	GeoResources, Inc.*	21,869
2,505	Global Geophysical Services, Inc.*	23,898
7,477	GMX Resources, Inc.*	18,693
2,129	Goodrich Petroleum Corp.*	33,745
3,363	Green Plains Renewable Energy, Inc.*	35,177
782	Gulfport Energy Corp.*	24,352
7,944	ION Geophysical Corp.*	60,533
3,222	James River Coal Co.*	33,348
1,327	Lufkin Industries, Inc.	78,412
11,184	McMoRan Exploration Co.*	136,221
1,707	Natural Gas Services Group, Inc.*	23,488
810	Oasis Petroleum, Inc.*	23,765
9,334	Patriot Coal Corp.*	117,235
2,681	Petroleum Development Corp.*	70,001
15,456	Quicksilver Resources, Inc.*	119,011
3,037	Rex Energy Corp.*	47,013
1,890	RPC, Inc.	35,097
27,632	SandRidge Energy, Inc.*	211,661
4,179	SM Energy Co.	346,481
25,145	Vantage Drilling Co. (Cayman Islands)*	34,197
2,842	Venoco, Inc.*	27,681
5,568	Warren Resources, Inc.*	17,428
		3,008,927

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—18.1%
113	Alexander's, Inc. REIT	$49,008
1,440	Altisource Portfolio Solutions SA (Luxembourg)*	57,960
7,438	American Campus Communities, Inc. REIT	289,561
10,897	American Capital Agency Corp. REIT	299,777
25,132	American Capital Ltd.*	195,276
2,582	AmTrust Financial Services, Inc.	65,531
4,336	Associated Estates Realty Corp. REIT	73,625
26,429	Assured Guaranty Ltd. (Bermuda)	336,705
2,674	Bank of the Ozarks, Inc.	66,502
3,337	Beneficial Mutual Bancorp, Inc.*	27,397
4,340	BGC Partners, Inc., Class A	29,729
9,935	Cogdell Spencer, Inc. REIT	40,137
1,329	Cohen & Steers, Inc.	36,109
677	Credit Acceptance Corp.*	46,659
2,684	Crexus Investment Corp. REIT	25,659
10,365	CYS Investments, Inc. REIT	131,428
24,548	DiamondRock Hospitality Co. REIT	222,159
2,498	Duff & Phelps Corp., Class A	31,700
4,317	DuPont Fabros Technology, Inc. REIT	89,750
4,173	Dynex Capital, Inc. REIT	36,556
15,538	East West Bancorp, Inc.	302,525
2,561	eHealth, Inc.*	38,031
2,658	Encore Capital Group, Inc.*	72,005
719	Enstar Group Ltd. (Bermuda)*	66,126
2,021	Equity Lifestyle Properties, Inc. REIT	133,649
3,702	EZCORP, Inc., Class A*	102,842
1,658	First Cash Financial Services, Inc.*	68,807
8,024	First Republic Bank/San Francisco CA*	222,265
1,884	Fox Chase Bancorp, Inc.	23,851
26,460	Gleacher & Co., Inc.*	33,869
2,854	Government Properties Income Trust REIT	67,155
1,898	Greenhill & Co., Inc.	71,706
2,859	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	64,413
11,495	Hatteras Financial Corp. REIT	295,422
20,379	Hersha Hospitality Trust REIT	89,871
2,393	Home Bancshares, Inc.	56,116
3,139	IBERIABANK Corp.	162,349
2,138	ICG Group, Inc.*	23,069
1,395	INTL FCStone, Inc.*	33,815
3,617	Investors Bancorp, Inc.*	50,204
10,672	Jefferies Group, Inc.*	141,511
2,794	KBW, Inc.	39,563
11,365	Maiden Holdings Ltd. (Bermuda)	92,625
1,294	MarketAxess Holdings, Inc.	37,824
13,636	Medical Properties Trust, Inc. REIT	137,724
9,180	OMEGA Healthcare Investors, Inc. REIT	163,037
4,798	Oritani Financial Corp.	62,182
3,713	Pebblebrook Hotel Trust REIT	70,658

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,077	Portfolio Recovery Associates, Inc.*	$75,541
8,329	PrivateBancorp, Inc.	90,786
5,326	Prosperity Bancshares, Inc.	204,998
14,548	Resource Capital Corp. REIT	78,123
17,559	Senior Housing Properties Trust REIT	394,024
3,114	Signature Bank*	173,606
3,572	Stifel Financial Corp.*	113,840
7,020	Tanger Factory Outlet Centers, Inc. REIT	197,683
5,797	TFS Financial Corp.*	53,390
1,428	Tower Bancorp, Inc.	36,728
5,945	Tower Group, Inc.	141,075
4,498	Two Harbors Investment Corp. REIT	42,056
5,814	Universal Insurance Holdings, Inc.	24,535
6,236	Waddell & Reed Financial, Inc., Class A	172,924
680	Westwood Holdings Group, Inc.	24,915
4,026	Winthrop Realty Trust REIT	36,435
		6,735,101
	Health Care—13.7%
1,077	Abaxis, Inc.*	30,221
3,347	Accuray, Inc.*	13,388
967	Air Methods Corp.*	78,153
3,051	Align Technology, Inc.*	70,264
6,034	Alkermes PLC (Ireland)*	105,535
898	Almost Family, Inc.*	16,739
1,759	AMAG Pharmaceuticals, Inc.*	24,819
3,981	AngioDynamics, Inc.*	61,347
2,266	Arthrocare Corp.*	68,320
789	athenahealth, Inc.*	41,746
4,084	BioMarin Pharmaceutical, Inc.*	139,305
2,235	Bio-Reference Labs, Inc.*	44,789
3,667	Bruker Corp.*	52,915
3,526	Catalyst Health Solutions, Inc.*	193,824
1,011	Cepheid, Inc.*	36,275
537	CorVel Corp.*	27,693
5,911	Cubist Pharmaceuticals, Inc.*	223,495
1,603	Dendreon Corp.*	17,537
1,633	Emergent Biosolutions, Inc.*	30,798
1,643	Ensign Group, Inc. (The)	37,395
2,855	Gen-Probe, Inc.*	171,585
2,527	HMS Holdings Corp.*	61,760
2,698	Human Genome Sciences, Inc.*	27,681
2,812	IDEXX Laboratories, Inc.*	202,436
5,546	Impax Laboratories, Inc.*	104,875
2,225	Integra LifeSciences Holdings Corp.*	71,333
946	IPC The Hospitalist Co., Inc.*	39,666
4,055	Isis Pharmaceuticals, Inc.*	33,616
1,961	LHC Group, Inc.*	30,768
1,855	Luminex Corp.*	40,736
3,497	Masimo Corp.	72,318
4,941	MedAssets, Inc.*	52,671

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,887	Medicines Co. (The)*	$72,765
4,637	Medicis Pharmaceutical Corp., Class A	177,551
5,242	MEDNAX, Inc.*	344,924
3,357	Meridian Bioscience, Inc.	61,165
1,225	MWI Veterinary Supply, Inc.*	92,487
4,991	Myriad Genetics, Inc.*	106,208
2,645	Natus Medical, Inc.*	22,747
767	Neogen Corp.*	29,645
2,985	NuVasive, Inc.*	44,238
3,345	Omnicell, Inc.*	50,008
2,584	Onyx Pharmaceuticals, Inc.*	105,763
5,270	Par Pharmaceutical Cos., Inc.*	161,262
6,805	PAREXEL International Corp.*	149,914
3,324	Providence Service Corp. (The)*	41,550
1,631	Quality Systems, Inc.	63,462
1,963	Questcor Pharmaceuticals, Inc.*	79,717
2,731	Quidel Corp.*	48,776
12,255	RadNet, Inc.*	31,495
1,360	Regeneron Pharmaceuticals, Inc.*	75,208
9,768	ResMed, Inc.*	276,434
1,585	Salix Pharmaceuticals Ltd.*	54,294
3,095	Sirona Dental Systems, Inc.*	148,250
1,213	SonoSite, Inc.*	37,591
1,615	Techne Corp.	111,112
3,964	Thoratec Corp.*	144,726
1,801	United Therapeutics Corp.*	78,758
8,829	ViroPharma, Inc.*	178,699
1,778	Volcano Corp.*	44,326
1,712	Zoll Medical Corp.*	64,731
		5,121,809
	Industrials—11.1%
8,959	A123 Systems, Inc.*	30,729
1,481	AAON, Inc.	31,353
899	Acacia Research - Acacia Technologies*	35,816
5,214	Aegion Corp.*	77,115
1,112	Aerovironment, Inc.*	36,729
1,534	Allegiant Travel Co.*	79,707
559	American Science & Engineering, Inc.	38,023
1,652	American Superconductor Corp.*	7,203
1,143	AZZ, Inc.	51,046
2,448	Chart Industries, Inc.*	138,337
4,313	Clean Harbors, Inc.*	251,319
2,291	Colfax Corp.*	57,871
3,040	Copa Holdings SA, Class A (Panama)	209,973
1,127	CoStar Group, Inc.*	69,344
1,604	DXP Enterprises, Inc.*	40,068
1,105	Exponent, Inc.*	53,239
19,228	Force Protection, Inc.*	70,759
4,031	Furmanite Corp.*	26,887
3,079	Genesee & Wyoming, Inc., Class A*	182,308

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,756	GeoEye, Inc.*	$58,949
12,971	GrafTech International Ltd.*	203,774
741	HEICO Corp.	42,252
4,378	ICF International, Inc.*	102,358
1,901	IHS, Inc., Class A*	159,665
3,317	II-VI, Inc.*	63,056
5,239	InnerWorkings, Inc.*	47,413
723	Lindsay Corp.	42,006
7,728	MasTec, Inc.*	167,079
6,854	Metalico, Inc.*	30,980
1,160	Middleby Corp. (The)*	97,765
802	National Presto Industries, Inc.	76,591
1,734	Polypore International, Inc.*	90,948
986	Raven Industries, Inc.	59,170
2,618	Roadrunner Transportation Systems, Inc.*	43,695
4,026	Rollins, Inc.	87,686
2,338	Team, Inc.*	58,473
3,186	Titan International, Inc.	71,685
1,970	Titan Machinery, Inc.*	45,960
4,229	Towers Watson & Co., Class A	277,845
2,052	Valmont Industries, Inc.	175,959
3,947	Verisk Analytics, Inc., Class A*	138,737
4,101	WABCO Holdings, Inc.*	205,911
9,038	Waste Connections, Inc.	307,744
		4,143,527
	Information Technology—22.4%
699	Acme Packet, Inc.*	25,311
1,894	Advent Software, Inc.*	51,896
8,109	Anadigics, Inc.*	21,327
940	Ancestry.com, Inc.*	21,404
2,405	Ariba, Inc.*	76,190
822	Aruba Networks, Inc.*	19,473
3,044	Aspen Technology, Inc.*	52,783
2,956	Blackbaud, Inc.	82,857
2,672	Blue Coat Systems, Inc.*	43,019
1,431	Bottomline Technologies, Inc.*	34,759
6,473	Brooks Automation, Inc.	67,643
2,112	Cabot Microelectronics Corp.*	81,354
18,588	Cadence Design Systems, Inc.*	205,769
3,074	Ciena Corp.*	40,515
2,098	Cirrus Logic, Inc.*	34,911
955	CommVault Systems, Inc.*	40,664
1,035	comScore, Inc.*	21,849
1,530	Concur Technologies, Inc.*	71,176
3,364	Dice Holdings, Inc.*	34,245
2,864	Diodes, Inc.*	64,068
3,265	Dolby Laboratories, Inc., Class A*	95,469
600	DTS, Inc.*	16,854
1,115	Ebix, Inc.	19,078
3,919	Entropic Communications, Inc.*	22,809

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,997	Equinix, Inc.*	$383,752
1,745	FactSet Research Systems, Inc.	173,488
1,044	FARO Technologies, Inc.*	43,618
3,485	Finisar Corp.*	71,408
1,682	Forrester Research, Inc.	60,232
1,616	Fortinet, Inc.*	37,265
3,787	Gartner, Inc.*	145,875
22,184	Genpact Ltd.*	358,272
2,695	Globecomm Systems, Inc.*	36,625
10,497	GT Advanced Technologies, Inc.*	86,075
10,008	Harmonic, Inc.*	55,044
1,188	Hittite Microwave Corp.*	62,489
1,570	iGATE Corp.	21,164
7,568	Infinera Corp.*	55,322
2,766	Informatica Corp.*	125,853
2,060	InterDigital, Inc.	89,507
1,853	IntraLinks Holdings, Inc.*	16,103
784	IPG Photonics Corp.*	41,442
6,427	Itron, Inc.*	236,449
2,624	Ixia*	29,730
3,540	j2 Global Communications, Inc.*	108,961
4,360	JDA Software Group, Inc.*	138,953
1,177	Kenexa Corp.*	26,918
9,157	Kulicke & Soffa Industries, Inc.*	88,365
9,671	Lattice Semiconductor Corp.*	61,217
4,731	Limelight Networks, Inc.*	13,152
1,002	Loral Space & Communications, Inc.*	60,621
3,799	LTX-Credence Corp.*	24,048
1,221	Measurement Specialties, Inc.*	38,107
4,262	MICROS Systems, Inc.*	209,776
7,284	Microsemi Corp.*	134,463
3,355	Monolithic Power Systems, Inc.*	41,803
1,481	Nanometrics, Inc.*	24,999
5,080	National Instruments Corp.	135,687
1,805	Netlogic Microsystems, Inc.*	88,806
1,665	NetScout Systems, Inc.*	27,289
7,101	NeuStar, Inc., Class A*	225,741
3,492	NIC, Inc.	48,224
4,122	Oclaro, Inc.*	16,941
1,845	Oplink Communications, Inc.*	29,926
9,226	Parametric Technology Corp.*	192,178
3,187	Perficient, Inc.*	30,372
25,218	PMC - Sierra, Inc.*	159,882
10,007	Polycom, Inc.*	165,416
1,527	Power Integrations, Inc.	54,407
6,960	Power-One, Inc.*	34,452
2,958	Powerwave Technologies, Inc.*	10,678
5,249	Progress Software Corp.*	110,544
1,742	QuinStreet, Inc.*	20,016
2,595	Rackspace Hosting, Inc.*	107,407
2,870	Rambus, Inc.*	50,885

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,987	RF Micro Devices, Inc.*	$176,065
7,535	Sapient Corp.	93,133
3,340	SeaChange International, Inc.*	28,190
4,544	Sigma Designs, Inc.*	37,897
1,435	Silicon Graphics International Corp.*	20,750
2,549	Silicon Laboratories, Inc.*	108,970
4,242	Smith Micro Software, Inc.*	4,963
1,375	SolarWinds, Inc.*	39,682
2,453	Solera Holdings, Inc.	134,007
17,755	Sonus Networks, Inc.*	47,051
2,692	SS&C Technologies Holdings, Inc.*	42,695
2,922	STEC, Inc.*	33,077
2,779	STR Holdings, Inc.*	23,760
719	Stratasys, Inc.*	20,161
894	SuccessFactors, Inc.*	23,870
10,404	SunPower Corp., Class A*	104,248
3,118	Super Micro Computer, Inc.*	49,888
2,899	Synaptics, Inc.*	97,957
1,060	Synchronoss Technologies, Inc.*	31,864
1,170	Syntel, Inc.	57,213
1,616	Taleo Corp., Class A*	52,358
16,392	Teradyne, Inc.*	234,733
6,552	TIBCO Software, Inc.*	189,287
4,411	TiVo, Inc.*	47,771
13,113	TriQuint Semiconductor, Inc.*	69,761
6,267	TTM Technologies, Inc.*	70,002
1,227	Ultratech, Inc.*	26,749
3,076	Veeco Instruments, Inc.*	82,098
2,286	VeriFone Systems, Inc.*	96,492
787	Verint Systems, Inc.*	23,453
3,411	ViaSat, Inc.*	145,274
2,300	WebMD Health Corp.*	82,685
2,208	Websense, Inc.*	39,391
3,058	Wright Express Corp.*	143,359
2,396	XO Group, Inc.*	22,115
		8,356,339
	Materials—3.9%
941	Balchem Corp.	34,695
5,574	Calgon Carbon Corp.*	88,905
7,582	Coeur d'Alene Mines Corp.*	193,872
2,757	Compass Minerals International, Inc.	209,725
2,823	Globe Specialty Metals, Inc.	47,059
4,399	Handy & Harman Ltd.*	52,788
796	Hawkins, Inc.	30,471
18,522	Hecla Mining Co.*	116,133
2,900	Intrepid Potash, Inc.*	80,707
5,802	KapStone Paper and Packaging Corp.*	95,153
1,564	LSB Industries, Inc.*	55,413
3,454	Noranda Aluminum Holding Corp.	31,984
2,883	Royal Gold, Inc.	206,365

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,050	Stillwater Mining Co.*	$68,728
7,082	Titanium Metals Corp.	118,623
3,247	Zoltek Cos., Inc.*	23,541
		1,454,162
	Telecommunication Services—1.4%
1,674	AboveNet, Inc.	99,352
1,278	Atlantic Tele-Network, Inc.	48,500
4,418	Cbeyond, Inc.*	36,404
6,283	Clearwire Corp., Class A*	12,063
3,203	Cogent Communications Group, Inc.*	51,408
17,359	FiberTower Corp.*	16,665
6,232	Iridium Communications, Inc.*	39,636
2,940	Neutral Tandem, Inc.*	30,988
4,278	SBA Communications Corp., Class A*	162,949
7,803	Vonage Holdings Corp.*	26,140
		524,105
	Utilities—0.9%
4,655	ITC Holdings Corp.	338,325
	Total Common Stocks and Other Equity Interests (Cost $40,247,572)	37,294,512
	Money Market Fund—0.2%
92,641	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $92,641)	92,641
	Total Investments (Cost $40,340,213)—100.2%	37,387,153
	Liabilities in excess of other assets—(0.2)%	(89,519)
	Net Assets—100.0%	$37,297,634

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	26.5
Consumer Discretionary	22.6
Industrials	17.3
Information Technology	9.2
Utilities	5.7
Materials	5.0
Energy	4.4
Consumer Staples	4.0
Health Care	3.8
Telecommunication Services	1.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.6%
6,055	1-800-FLOWERS.COM, Inc., Class A*	$17,257
13,267	A.C. Moore Arts & Crafts, Inc.*	20,962
8,130	Aaron's, Inc.	217,559
1,970	Ambassadors Group, Inc.	9,771
5,829	American Greetings Corp., Class A	93,322
3,409	Ameristar Casinos, Inc.	63,067
6,107	Ann, Inc.*	162,690
1,773	Arctic Cat, Inc.*	36,010
10,667	Asbury Automotive Group, Inc.*	198,940
1,326	Ascent Capital Group, Inc., Class A*	60,320
5,090	Audiovox Corp., Class A*	36,190
25,606	Barnes & Noble, Inc.	314,186
27,481	Beazer Homes USA, Inc.*	59,084
7,475	Bebe Stores, Inc.	53,670
13,125	Belo Corp., Class A	83,213
1,796	Benihana, Inc., Class A*	17,313
4,485	Big 5 Sporting Goods Corp.	34,669
120	Biglari Holdings, Inc.*	41,414
14,583	Bluegreen Corp.*	32,958
1,819	Blyth, Inc.	101,555
4,494	Bob Evans Farms, Inc.	147,853
4,927	Books-A-Million, Inc.	10,938
18,502	Boyd Gaming Corp.*	119,893
4,492	Brookfield Residential Properties, Inc. (Canada)*	32,567
10,570	Brown Shoe Co., Inc.	94,179
8,751	Brunswick Corp.	154,543
5,859	Build-A-Bear Workshop, Inc.*	38,376
5,650	Cabela's, Inc., Class A*	140,798

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,885	Callaway Golf Co.	$86,482
7,540	Career Education Corp.*	121,620
4,661	Carmike Cinemas, Inc.*	30,203
3,954	Carriage Services, Inc.	23,566
3,557	Carrols Restaurant Group, Inc.*	33,222
5,968	Casual Male Retail Group, Inc.*	24,767
3,223	Cato Corp. (The), Class A	82,605
382	Cavco Industries, Inc.*	17,201
2,362	CEC Entertainment, Inc.	74,686
4,810	Central European Media Enterprises Ltd., Class A (Bermuda)*	53,102
42,363	Charming Shoppes, Inc.*	147,000
4,730	Cheesecake Factory, Inc. (The)*	132,393
1,477	Cherokee, Inc.	19,408
2,750	Children's Place Retail Stores, Inc. (The)*	129,112
7,225	Christopher & Banks Corp.	24,059
940	Churchill Downs, Inc.*	45,186
3,756	Clear Channel Outdoor Holdings, Inc., Class A*	41,316
17,910	Coldwater Creek, Inc.*	18,805
11,301	Collective Brands, Inc.*	165,108
8,431	Conn's, Inc.*	77,650
7,096	Cooper Tire & Rubber Co.	101,686
28,735	Corinthian Colleges, Inc.*	54,884
4,606	Cost Plus, Inc.*	36,341
3,071	Cracker Barrel Old Country Store, Inc.	130,180
1,869	CSS Industries, Inc.	39,399
3,947	Cumulus Media, Inc., Class A*	11,880
1,295	Delta Apparel, Inc.*	23,323
13,803	Denny's Corp.*	49,691

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,545	Destination Maternity Corp.	$25,601
2,174	Drew Industries, Inc.	52,241
12,577	E.W. Scripps Co. (The), Class A*	104,892
51,861	Emmis Communications Corp., Class A*	37,859
4,157	Entercom Communications Corp., Class A*	27,270
6,111	Entravision Communications Corp., Class A*	10,083
3,635	Ethan Allen Interiors, Inc.	71,973
17,395	Exide Technologies*	78,278
4,880	Federal-Mogul Corp.*	82,277
4,304	Finish Line, Inc. (The), Class A	86,510
706	Fisher Communications, Inc.*	20,502
1,387	Flexsteel Industries, Inc.	19,765
6,492	Fred's, Inc., Class A	79,137
16,893	Furniture Brands International, Inc.*	32,266
3,493	Gaylord Entertainment Co.*	81,701
3,302	Genesco, Inc.*	194,620
17,580	Gray Television, Inc.*	33,402
15,937	Great Wolf Resorts, Inc.*	39,205
5,089	Harman International Industries, Inc.	219,641
7,382	Harte-Hanks, Inc.	64,814
4,432	Hastings Entertainment, Inc.*	8,864
2,743	Haverty Furniture Cos., Inc.	31,874
2,943	Helen of Troy Ltd.*	85,141
2,214	Hooker Furniture Corp.	21,476
11,080	Hot Topic, Inc.	83,765
29,732	Hovnanian Enterprises, Inc., Class A*	42,814
4,476	HSN, Inc.*	159,659
3,582	Hyatt Hotels Corp., Class A*	133,215
2,891	International Speedway Corp., Class A	68,979
6,356	Isle of Capri Casinos, Inc.*	34,577
8,641	Jack in the Box, Inc.*	177,832
4,377	JAKKS Pacific, Inc.	83,032
7,770	Journal Communications, Inc., Class A*	29,992
16,732	KB Home	116,622
1,765	Kenneth Cole Productions, Inc., Class A*	18,991
2,235	Kid Brands, Inc.*	6,549
3,387	K-Swiss, Inc., Class A*	15,242
6,404	Lamar Advertising Co., Class A*	144,026
9,480	La-Z-Boy, Inc.*	96,317
34,466	Lee Enterprises, Inc.*	24,471
2,540	Libbey, Inc.*	32,156
4,515	LIN TV Corp., Class A*	14,087
6,745	Lithia Motors, Inc., Class A	138,745
30,520	Liz Claiborne, Inc.*	244,465
3,815	Luby's, Inc.*	18,426
3,030	M/I Homes, Inc.*	22,634
1,571	Mac-Gray Corp.	21,805
4,568	Madison Square Garden Co. (The), Class A*	120,732
3,578	Marcus Corp.	42,650
5,467	MarineMax, Inc.*	44,501
2,203	Matthews International Corp., Class A	77,413

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,352	McClatchy Co. (The), Class A*	$50,793
3,497	McCormick & Schmick's Seafood Restaurants, Inc.*	23,430
6,193	MDC Holdings, Inc.	138,723
11,855	Media General, Inc., Class A*	35,802
5,838	Men's Wearhouse, Inc. (The)	180,277
4,548	Meredith Corp.	122,023
4,876	Meritage Homes Corp.*	86,549
2,403	Midas, Inc.*	21,915
6,222	Modine Manufacturing Co.*	65,767
2,558	Morgans Hotel Group Co.*	16,653
2,421	Movado Group, Inc.	40,503
4,546	Multimedia Games Holding Co., Inc.*	30,049
6,123	Nautilus, Inc.*	12,368
5,444	New York & Co., Inc.*	14,535
3,798	Nutrisystem, Inc.	46,943
9,032	O'Charley's, Inc.*	56,089
21,007	Orbitz Worldwide, Inc.*	39,703
1,625	Oxford Industries, Inc.	64,187
22,959	Pacific Sunwear of California, Inc.*	28,699
2,126	Papa John's International, Inc.*	71,774
11,836	Penske Automotive Group, Inc.	241,336
9,608	Pep Boys - Manny, Moe & Jack (The)	110,492
1,805	Perry Ellis International, Inc.*	45,305
5,868	Pier 1 Imports, Inc.*	73,409
8,272	Pinnacle Entertainment, Inc.*	93,639
5,186	Pool Corp.	151,535
30,543	Quiksilver, Inc.*	102,319
18,046	Radio One, Inc., Class D*	23,640
2,837	Red Lion Hotels Corp.*	19,717
2,615	Red Robin Gourmet Burgers, Inc.*	65,558
17,349	Regal Entertainment Group, Class A	250,520
11,039	Regis Corp.	180,598
1,379	Rocky Brands, Inc.*	14,617
7,767	Ruby Tuesday, Inc.*	65,165
5,130	Ruth's Hospitality Group, Inc.*	24,214
7,577	Ryland Group, Inc.	102,290
4,365	Scholastic Corp.	117,200
7,378	School Specialty, Inc.*	56,442
10,615	Scientific Games Corp., Class A*	92,244
19,215	Sealy Corp.*	29,783
1,307	Shiloh Industries, Inc.	10,325
1,364	Shoe Carnival, Inc.*	37,224
6,054	Sinclair Broadcast Group, Inc., Class A	57,997
5,676	Skechers U.S.A., Inc., Class A*	80,940
1,155	Skyline Corp.	7,808
15,214	Sonic Automotive, Inc., Class A	223,189
7,914	Sonic Corp.*	58,643
5,666	Spartan Motors, Inc.	27,763
2,409	Speedway Motorsports, Inc.	31,317
5,454	Stage Stores, Inc.	85,246

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,168	Standard Motor Products, Inc.	$49,262
15,901	Standard Pacific Corp.*	48,339
5,560	Stein Mart, Inc.	40,310
956	Steinway Musical Instruments, Inc.*	24,091
8,333	Stewart Enterprises, Inc., Class A	53,665
2,987	Stoneridge, Inc.*	23,508
2,548	Superior Industries International, Inc.	46,603
31,463	SuperMedia, Inc.*	54,431
5,227	Systemax, Inc.*	79,085
17,467	Talbots, Inc. (The)*	45,938
2,711	Tower International, Inc.*	33,372
7,647	Town Sports International Holdings, Inc.*	66,376
27,290	TravelCenters of America LLC*	135,904
12,235	Tuesday Morning Corp.*	44,291
2,530	Unifi, Inc.*	19,608
2,881	Vail Resorts, Inc.	128,377
3,147	West Marine, Inc.*	28,606
731	Weyco Group, Inc.	17,325
3,139	Winnebago Industries, Inc.*	25,551
3,229	Wolverine World Wide, Inc.	122,476
4,380	World Wrestling Entertainment, Inc., Class A	46,034
28,816	Zale Corp.*	106,331
		12,578,001
	Consumer Staples—4.0%
29,906	Alliance One International, Inc.*	79,849
10,404	Central Garden & Pet Co., Class A*	91,451
12,534	Chiquita Brands International, Inc.*	111,302
727	Coca-Cola Bottling Co. Consolidated	40,799
11,820	Dole Food Co., Inc.*	125,056
2,562	Elizabeth Arden, Inc.*	87,825
6,458	Fresh Del Monte Produce, Inc.	164,421
4,808	Imperial Sugar Co.	32,550
4,361	Ingles Markets, Inc., Class A	65,851
2,640	John B. Sanfilippo & Son, Inc.*	22,704
1,816	Lancaster Colony Corp.	120,800
5,412	Nash Finch Co.	142,444
1,370	Nutraceutical International Corp.*	18,906
10,572	Pilgrim's Pride Corp.*	53,283
5,207	Prestige Brands Holdings, Inc.*	55,090
15,549	Reddy Ice Holdings, Inc.*	17,259
6,345	Ruddick Corp.	277,340
1,967	Seneca Foods Corp., Class A*	41,405
2,128	Snyders-Lance, Inc.	45,156
7,298	Spartan Stores, Inc.	124,942
2,983	Spectrum Brands Holdings, Inc.*	75,709
4,563	Susser Holdings Corp.*	100,204
1,108	Tootsie Roll Industries, Inc.	27,445
5,218	Universal Corp.	223,435
949	Village Super Market, Inc., Class A	26,914

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,799	Weis Markets, Inc.	$71,150
		2,243,290
	Energy—4.4%
1,715	Adams Resources & Energy, Inc.	40,646
3,014	Alon USA Energy, Inc.	22,906
3,855	Basic Energy Services, Inc.*	70,701
4,462	Comstock Resources, Inc.*	81,387
15,315	Crosstex Energy, Inc.	199,554
811	Dawson Geophysical Co.*	23,438
2,454	Delek US Holdings, Inc.	35,534
13,320	DHT Holdings, Inc.	21,312
2,614	Energy Partners Ltd.*	37,485
98,748	General Maritime Corp.	25,674
1,714	Harvest Natural Resources, Inc.*	18,288
3,120	Hornbeck Offshore Services, Inc.*	102,461
13,116	Key Energy Services, Inc.*	169,590
2,247	Knightsbridge Tankers Ltd. (Bermuda)	37,929
5,807	Nordic American Tankers Ltd. (Bermuda)	83,737
7,750	Overseas Shipholding Group, Inc.	96,720
17,561	Parker Drilling Co.*	97,112
8,635	Penn Virginia Corp.	52,587
2,414	PHI, Inc.*	53,277
5,685	Pioneer Drilling Co.*	56,225
1,366	REX American Resources Corp.*	24,916
8,470	SemGroup Corp., Class A*	236,991
7,406	Ship Finance International Ltd. (Bermuda)	105,980
4,203	Stone Energy Corp.*	102,091
3,638	Swift Energy Co.*	111,396
4,737	Targa Resources Corp.	159,826
6,876	Teekay Tankers Ltd., Class A (Marshall Islands)	33,967
8,562	TETRA Technologies, Inc.*	81,339
3,753	Union Drilling, Inc.*	28,110
43,077	USEC, Inc.*	90,462
10,676	Western Refining, Inc.*	170,602
		2,472,243
	Financials—26.5%
2,966	1st Source Corp.	71,303
12,084	Advance America Cash Advance Centers, Inc.	101,868
1,039	Agree Realty Corp. REIT	24,843
538	Alleghany Corp.*	170,718
557	Alliance Financial Corp.	17,150
9,347	American Equity Investment Life Holding Co.	101,321
747	American National Bankshares, Inc.	13,984
2,844	Ameris Bancorp*	28,582
958	Ames National Corp.	17,646
28,997	Anchor Bancorp Wisconsin, Inc.*	14,800
7,543	Arbor Realty Trust, Inc. REIT*	27,230
5,150	Argo Group International Holdings Ltd. (Bermuda)	155,479

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,305	Arrow Financial Corp.	$30,459
4,048	Asset Acceptance Capital Corp.*	12,144
2,370	Asta Funding, Inc.	19,102
14,887	Astoria Financial Corp.	123,562
2,084	Avatar Holdings, Inc.*	19,798
1,571	Baldwin & Lyons, Inc., Class B	36,180
601	BancFirst Corp.	23,259
5,402	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	87,783
2,632	Bancorp, Inc. (The)*	21,161
13,753	BancorpSouth, Inc.	134,367
11,231	Bank Mutual Corp.	37,399
457	Bank of Marin Bancorp	16,196
4,427	BankAtlantic Bancorp, Inc., Class A*	10,492
2,582	BankFinancial Corp.	20,656
2,906	Banner Corp.	51,058
9,642	Boston Private Financial Holdings, Inc.	73,086
8,270	Brookline Bancorp, Inc.	69,137
4,185	Calamos Asset Management, Inc., Class A	52,271
916	Camden National Corp.	27,187
2,243	Capital City Bank Group, Inc.	22,856
10,644	CapLease, Inc. REIT	41,618
7,865	Cathay General Bancorp	110,031
10,686	Cedar Shopping Centers, Inc. REIT	39,218
3,362	Center Financial Corp.*	22,088
2,452	Central Pacific Financial Corp.*	29,890
4,518	Chemical Financial Corp.	90,947
1,535	Chesapeake Lodging Trust REIT	22,933
1,417	Citizens & Northern Corp.	23,480
1,870	City Holding Co.	61,448
3,818	CNA Financial Corp.	101,559
3,719	CoBiz Financial, Inc.	19,711
12,108	Colonial Properties Trust REIT	245,550
3,808	Community Bank System, Inc.	97,332
2,074	Community Trust Bancorp, Inc.	58,756
5,591	CompuCredit Holdings Corp.*	17,444
13,457	Cousins Properties, Inc. REIT	88,278
8,850	Cubesmart REIT	86,819
9,462	CVB Financial Corp.	91,876
34,505	DCT Industrial Trust, Inc. REIT	171,145
6,017	Delphi Financial Group, Inc., Class A	159,330
3,272	Dime Community Bancshares	39,002
2,387	Donegal Group, Inc., Class A	29,885
61,140	Doral Financial Corp.*	73,368
2,458	Edelman Financial Group, Inc.	17,059
6,550	Education Realty Trust, Inc. REIT	60,588
2,248	EMC Insurance Group, Inc.	43,701
3,863	Employers Holdings, Inc.	62,658
1,588	Enterprise Financial Services Corp.	24,503
5,058	Equity One, Inc. REIT	86,745
1,244	Esb Financial Corp.	17,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,044	F.N.B. Corp.	$171,974
2,365	FBL Financial Group, Inc., Class A	77,217
9,340	FBR Capital Markets Corp.*	19,427
15,737	FelCor Lodging Trust, Inc. REIT*	47,368
1,496	Financial Institutions, Inc.	24,504
2,781	First Bancorp	35,263
29,743	First BanCorp*	105,885
1,391	First Bancorp, Inc.	20,017
10,565	First Busey Corp.	53,882
431	First Citizens BancShares, Inc., Class A	70,275
15,515	First Commonwealth Financial Corp.	71,524
2,458	First Community Bancshares, Inc.	29,521
1,792	First Defiance Financial Corp.*	25,464
1,135	First Financial Corp.	37,296
4,137	First Financial Holdings, Inc.	30,821
13,404	First Industrial Realty Trust, Inc. REIT*	132,029
2,451	First Interstate BancSystem, Inc.	30,981
17,289	First Marblehead Corp. (The)*	16,597
6,855	First Merchants Corp.	55,251
11,905	First Midwest Bancorp, Inc.	107,264
93,435	Flagstar Bancorp, Inc.*	72,879
2,941	Forestar Group, Inc.*	38,233
7,349	Franklin Street Properties Corp. REIT	93,332
1,090	German American Bancorp, Inc.	18,933
10,235	GFI Group, Inc.	44,215
2,098	Global Indemnity PLC (Ireland)*	42,359
22,679	Gramercy Capital Corp. REIT*	67,583
1,536	Great Southern Bancorp, Inc.	30,551
7,299	Greene Bankshares, Inc.*	10,073
3,809	Hancock Holding Co.	115,413
32,751	Hanmi Financial Corp.*	32,751
4,468	Harleysville Group, Inc.	262,540
7,046	Healthcare Realty Trust, Inc. REIT	133,099
2,070	Heartland Financial USA, Inc.	32,354
1,422	Heritage Financial Corp.	17,931
3,814	Hilltop Holdings, Inc.*	30,054
3,418	Home Properties, Inc. REIT	201,320
6,628	Horace Mann Educators Corp.	89,147
1,404	Howard Hughes Corp. (The)*	67,364
2,005	Hudson Valley Holding Corp.	43,549
9,616	Independent Bank Corp. *	16,540
1,647	Infinity Property & Casualty Corp.	95,460
10,505	Inland Real Estate Corp. REIT	78,788
8,032	International Bancshares Corp.	145,540
6,718	Intervest Bancshares Corp., Class A*	18,743
1,084	Invesco Mortgage Capital, Inc. REIT	17,106
7,556	Investment Technology Group, Inc.*	86,214
12,837	Janus Capital Group, Inc.	84,211
986	Kansas City Life Insurance Co.	33,051
11,113	Kite Realty Group Trust REIT	45,897
14,730	Knight Capital Group, Inc., Class A*	183,978

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,067	Lakeland Bancorp, Inc.	$28,492
4,586	LPL Investment Holdings, Inc.*	133,040
3,872	MainSource Financial Group, Inc.	36,319
1,460	Marlin Business Services Corp.*	17,213
6,176	MB Financial, Inc.	102,336
23,412	MBIA, Inc.*	206,026
1,542	Mercantile Bank Corp.*	14,078
650	Merchants Bancshares, Inc.	18,506
5,088	Mercury General Corp.	220,310
1,683	Metro Bancorp, Inc.*	13,918
20,333	MGIC Investment Corp.*	54,086
5,201	Mission West Properties, Inc. REIT	40,464
18,246	MPG Office Trust, Inc. REIT*	43,608
3,398	Nara Bancorp, Inc.*	28,815
695	National Bankshares, Inc.	19,425
6,908	National Financial Partners Corp.*	94,432
12,171	National Penn Bancshares, Inc.	94,934
366	National Western Life Insurance Co., Class A	52,620
1,865	Navigators Group, Inc. (The)*	85,081
4,241	NBT Bancorp, Inc.	91,266
4,236	Nelnet, Inc., Class A	90,989
26,051	Newcastle Investment Corp. REIT	119,574
4,033	NewStar Financial, Inc.*	43,234
30,156	NorthStar Realty Finance Corp. REIT	119,116
1,814	OceanFirst Financial Corp.	23,655
8,630	Ocwen Financial Corp.*	125,135
13,770	Old National Bancorp	159,319
1,526	One Liberty Properties, Inc. REIT	24,813
6,096	OneBeacon Insurance Group Ltd., Class A	92,781
1,572	Oppenheimer Holdings, Inc., Class A	27,620
1,064	Pacific Capital Bancorp NA*	27,547
1,890	Pacific Continental Corp.	16,386
3,668	PacWest Bancorp	64,704
2,247	Park National Corp.	134,168
4,690	Parkway Properties, Inc. REIT	60,267
1,154	Peapack Gladstone Financial Corp.	11,678
413	Penns Woods Bancorp, Inc.	15,170
8,587	Pennsylvania Real Estate Investment Trust REIT	88,103
2,013	PennyMac Mortgage Investment Trust REIT	34,422
4,983	Penson Worldwide, Inc.*	6,129
2,591	Peoples Bancorp, Inc.	34,279
60,852	Phoenix Cos., Inc. (The)*	90,669
6,071	Platinum Underwriters Holdings Ltd. (Bermuda)	210,239
22,124	PMI Group, Inc. (The)*	5,723
3,828	Post Properties, Inc. REIT	157,254
5,479	Presidential Life Corp.	54,352
5,834	Primerica, Inc.	132,023
3,235	ProAssurance Corp.*	247,639
6,559	Provident Financial Services, Inc.	84,939

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,120	Provident New York Bancorp	$28,634
11,767	Radian Group, Inc.	27,652
20,749	RAIT Financial Trust REIT	107,895
5,389	Ramco-Gershenson Properties Trust REIT	52,004
16,170	Redwood Trust, Inc. REIT	187,895
3,495	Renasant Corp.	50,398
1,744	Republic Bancorp, Inc., Class A	35,473
2,475	Resource America, Inc., Class A	12,053
2,626	Retail Opportunity Investments Corp. REIT	29,936
2,363	RLI Corp.	166,213
4,010	S&T Bancorp, Inc.	74,867
1,256	S.Y. Bancorp, Inc.	25,848
2,074	Safety Insurance Group, Inc.	88,394
2,917	Sandy Spring Bancorp, Inc.	49,618
5,138	Seabright Holdings, Inc.	36,891
12,827	Seacoast Banking Corp. of Florida*	19,112
10,015	Selective Insurance Group, Inc.	160,540
1,763	Sierra Bancorp	19,287
1,695	Simmons First National Corp., Class A	44,002
2,429	Southwest Bancorp, Inc.*	11,416
3,013	Sovran Self Storage, Inc. REIT	133,175
4,528	St. Joe Co. (The)*	64,977
2,564	State Auto Financial Corp.	34,076
1,806	State Bancorp, Inc.	21,365
2,994	StellarOne Corp.	35,898
3,977	Sterling Bancorp	32,810
8,023	Stewart Information Services Corp.	80,551
14,015	Strategic Hotels & Resorts, Inc. REIT*	79,745
1,387	Suffolk Bancorp	11,803
4,151	Summit Hotel Properties, Inc. REIT*	33,499
2,109	Sun Communities, Inc. REIT	80,311
16,234	Sunstone Hotel Investors, Inc. REIT*	112,826
24,099	Susquehanna Bancshares, Inc.	174,959
10,650	SWS Group, Inc.	58,682
806	Tompkins Financial Corp.	31,781
1,806	TriCo Bancshares	26,783
14,268	TrustCo Bank Corp. NY	70,769
7,730	Trustmark Corp.	171,142
15,408	Umpqua Holdings Corp.	176,422
3,513	Union First Market Bankshares Corp.	45,037
5,140	United Bankshares, Inc.	122,024
6,017	United Community Banks, Inc.*	44,466
3,216	United Fire & Casualty Co.	60,493
2,259	Univest Corp. of Pennsylvania	34,359
1,957	Urstadt Biddle Properties, Inc., Class A REIT	34,913
3,682	Virginia Commerce Bancorp, Inc.*	23,418
5,775	Walter Investment Management Corp.	146,454
13,886	Washington Federal, Inc.	189,544
1,719	Washington Trust Bancorp, Inc.	40,362
9,165	Webster Financial Corp.	180,001
4,043	WesBanco, Inc.	80,294

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,075	West Bancorporation, Inc.	$30,258
1,638	West Coast Bancorp*	24,455
2,285	Westamerica Bancorp	102,414
6,781	Western Alliance Bancorp*	44,077
4,607	Wilshire Bancorp, Inc.*	15,756
3,431	Wintrust Financial Corp.	99,087
845	WSFS Financial Corp.	33,589
		14,786,635
	Health Care—3.8%
549	Accretive Health, Inc.*	13,072
3,680	Addus Homecare Corp.*	14,168
8,371	Affymetrix, Inc.*	46,794
6,109	Albany Molecular Research, Inc.*	19,610
2,568	American Dental Partners, Inc.*	27,118
8,205	AMN Healthcare Services, Inc.*	38,892
4,691	Amsurg Corp., Class A*	118,823
1,854	Assisted Living Concepts, Inc., Class A	26,345
9,594	BioScrip, Inc.*	62,361
22,158	Cambrex Corp.*	122,090
2,215	Capital Senior Living Corp.*	17,299
4,416	Charles River Laboratories International, Inc.*	142,548
3,618	CONMED Corp.*	95,045
6,625	Cross Country Healthcare, Inc.*	33,125
5,756	Healthways, Inc.*	41,213
5,694	Hill-Rom Holdings, Inc.	191,717
3,248	Invacare Corp.	72,918
2,656	LCA-Vision, Inc.*	8,579
6,657	Lincare Holdings, Inc.	156,772
4,588	Magellan Health Services, Inc.*	236,144
4,116	Medcath Corp.*	29,635
2,777	Medical Action Industries, Inc.*	14,551
936	National Healthcare Corp.	35,858
1,084	Palomar Medical Technologies, Inc.*	9,225
26,009	PDL BioPharma, Inc.	157,875
10,493	PharMerica Corp.*	163,691
8,817	Select Medical Holdings Corp.*	76,708
2,661	Skilled Healthcare Group, Inc., Class A*	10,059
9,195	Sunrise Senior Living, Inc.*	50,572
1,696	SurModics, Inc.*	17,876
4,862	Symmetry Medical, Inc.*	44,196
		2,094,879
	Industrials—17.3%
3,433	A.O. Smith Corp.	127,570
6,564	ABM Industries, Inc.	132,724
10,724	ACCO Brands Corp.*	73,674
3,663	Accuride Corp.*	23,150
3,325	Aceto Corp.	21,080
3,058	Acuity Brands, Inc.	141,585
10,594	Air Transport Services Group, Inc.*	58,691
812	Alamo Group, Inc.	19,366

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,513	Albany International Corp., Class A	$79,359
4,808	Alexander & Baldwin, Inc.	199,580
1,200	Amerco, Inc.*	90,852
1,928	American Railcar Industries, Inc.*	42,532
6,142	American Reprographics Co.*	24,507
1,404	American Woodmark Corp.	23,882
1,191	Ampco-Pittsburgh Corp.	24,999
5,189	Apogee Enterprises, Inc.	56,664
4,007	Applied Industrial Technologies, Inc.	134,715
4,122	Arkansas Best Corp.	84,913
2,715	Armstrong World Industries, Inc.	115,632
1,977	Astec Industries, Inc.*	65,735
2,309	Baltic Trading Ltd. (Marshall Islands)	12,838
5,964	Barnes Group, Inc.	138,782
6,545	Beacon Roofing Supply, Inc.*	120,624
3,601	Belden, Inc.	116,240
3,232	Blount International, Inc.*	50,193
26,261	BlueLinx Holdings, Inc.*	41,492
4,598	Brady Corp., Class A	141,251
8,303	Briggs & Stratton Corp.	121,224
22,146	Builders FirstSource, Inc.*	36,098
865	Cascade Corp.	37,281
7,129	Casella Waste Systems, Inc., Class A*	44,770
7,092	CBIZ, Inc.*	44,892
3,121	CDI Corp.	40,979
2,645	Celadon Group, Inc.	29,121
1,238	CIRCOR International, Inc.	43,107
2,833	Columbus McKinnon Corp.*	42,467
1,862	Commercial Vehicle Group, Inc.*	20,538
1,552	Consolidated Graphics, Inc.*	70,709
2,486	Corporate Executive Board Co. (The)	90,963
2,416	Courier Corp.	20,995
13,641	Covanta Holding Corp.	199,977
2,812	Covenant Transport Group, Inc., Class A*	9,027
1,429	CRA International, Inc.*	27,608
4,366	Crane Co.	192,584
4,718	Curtiss-Wright Corp.	154,656
7,708	Deluxe Corp.	182,063
2,709	DigitalGlobe, Inc.*	55,264
3,815	Dollar Thrifty Automotive Group, Inc.*	232,868
1,478	Ducommun, Inc.	21,091
5,779	Dycom Industries, Inc.*	112,286
2,438	Encore Wire Corp.	64,802
16,680	EnergySolutions, Inc.*	62,884
4,190	Ennis, Inc.	61,300
2,502	EnPro Industries, Inc.*	86,169
11,444	Federal Signal Corp.	54,016
3,444	Flow International Corp.*	8,920
1,780	FreightCar America, Inc.*	33,731
4,517	Frozen Food Express Industries*	5,737
2,429	G&K Services, Inc., Class A	73,744

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,797	Gibraltar Industries, Inc.*	$64,695
1,486	GP Strategies Corp.*	17,565
5,720	Granite Construction, Inc.	128,700
2,379	Greenbrier Cos., Inc.*	44,273
7,477	Griffon Corp.*	70,807
4,311	H&E Equipment Services, Inc.*	47,292
1,498	Hardinge, Inc.	13,063
4,918	Heartland Express, Inc.	65,950
4,513	Herman Miller, Inc.	93,193
5,777	HNI Corp.	138,937
8,079	Hudson Highland Group, Inc.*	37,406
2,750	Insperity, Inc.	70,895
2,011	Insteel Industries, Inc.	20,733
5,378	Interline Brands, Inc.*	80,132
1,237	International Shipholding Corp.	25,161
2,842	John Bean Technologies Corp.	45,870
1,366	Kadant, Inc.*	29,574
2,308	Kaman Corp.	76,741
7,353	Kelly Services, Inc., Class A*	120,222
6,316	Kennametal, Inc.	245,629
3,172	Kforce, Inc.*	40,475
9,753	Kimball International, Inc., Class B	54,909
3,636	Korn/Ferry International*	58,067
1,428	Kratos Defense & Security Solutions, Inc.*	9,039
2,982	Landstar System, Inc.	133,087
667	Lawson Products, Inc.	11,119
3,874	Lennox International, Inc.	124,704
1,070	LS Starrett Co. (The), Class A	12,947
4,105	LSI Industries, Inc.	27,627
3,111	Lydall, Inc.*	34,097
3,678	M&F Worldwide Corp.*	91,067
11,383	Manitowoc Co., Inc. (The)	126,124
1,581	Marten Transport Ltd.	28,000
2,638	McGrath Rentcorp	70,487
14,101	Meritor, Inc.*	134,242
1,376	Michael Baker Corp.*	28,318
1,635	Miller Industries, Inc.	33,419
2,762	Mine Safety Appliances Co.	92,665
4,652	Mueller Industries, Inc.	188,173
27,746	Mueller Water Products, Inc., Class A	76,302
920	NACCO Industries, Inc., Class A	75,532
8,944	Navigant Consulting, Inc.*	101,336
6,294	NCI Building Systems, Inc.*	57,338
1,475	NN, Inc.*	13,039
1,759	Northwest Pipe Co.*	46,913
17,806	Pacer International, Inc.*	83,866
2,080	Park-Ohio Holdings Corp.*	33,654
3,794	Pike Electric Corp.*	28,872
10,618	Pinnacle Airlines Corp.*	27,288
3,642	Quality Distribution, Inc.*	41,045
3,929	Quanex Building Products Corp.	57,953

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,608	Republic Airways Holdings, Inc.*	$69,181
3,591	Resources Connection, Inc.	39,824
13,757	RSC Holdings, Inc.*	134,268
4,886	Rush Enterprises, Inc., Class A*	94,300
4,251	Saia, Inc.*	56,751
584	Sauer-Danfoss, Inc.*	22,612
1,267	Schawk, Inc.	17,092
26	Seaboard Corp.	57,148
1,716	SeaCube Container Leasing Ltd. (Bermuda)	23,852
3,231	Simpson Manufacturing Co., Inc.	99,062
9,162	Standard Register Co. (The)	23,730
1,347	Standex International Corp.	52,008
18,086	Steelcase, Inc., Class A	134,017
7,415	Swift Transportation Co., Class A*	65,993
18,201	TBS International PLC, Class A (Ireland)*	12,923
5,110	Tecumseh Products Co., Class A*	32,500
1,312	Tennant Co.	50,761
2,123	Toro Co. (The)	114,727
2,787	Tredegar Corp.	53,984
1,957	Trimas Corp.*	38,142
5,573	TrueBlue, Inc.*	73,675
654	Twin Disc, Inc.	25,441
1,444	UniFirst Corp.	75,593
2,857	Universal Forest Products, Inc.	80,196
2,654	USA Truck, Inc.*	23,355
2,802	Viad Corp.	58,646
3,485	Wabash National Corp.*	24,046
2,970	Watts Water Technologies, Inc., Class A	93,525
5,451	Werner Enterprises, Inc.	129,189
1,822	Willis Lease Finance Corp.*	21,135
2,188	Xerium Technologies, Inc.*	22,668
		9,643,387
	Information Technology—9.2%
9,589	Acxiom Corp.*	126,479
5,921	Agilysys, Inc.*	50,269
2,468	American Software, Inc., Class A	19,300
27,183	Amkor Technology, Inc.*	131,566
3,013	Applied Micro Circuits Corp.*	20,308
9,480	Aviat Networks, Inc.*	19,434
3,535	Avid Technology, Inc.*	21,917
4,117	AVX Corp.	55,209
10,058	Axcelis Technologies, Inc.*	14,081
868	Bel Fuse, Inc., Class B	15,520
11,784	Benchmark Electronics, Inc.*	161,912
2,582	Black Box Corp.	72,270
10,621	Broadridge Financial Solutions, Inc.	236,317
3,904	CACI International, Inc., Class A*	214,291
4,287	Checkpoint Systems, Inc.*	56,803
12,386	CIBER, Inc.*	43,103
13,677	Compuware Corp.*	115,571

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,507	Convergys Corp.*	$176,625
4,470	CTS Corp.	41,482
2,894	Digi International, Inc.*	37,014
2,229	Digital River, Inc.*	40,858
4,832	DSP Group, Inc.*	29,862
3,808	DST Systems, Inc.	191,124
1,267	Dynamics Research Corp.*	12,214
15,654	EarthLink, Inc.	109,735
1,719	Electro Rent Corp.	27,624
2,022	Electro Scientific Industries, Inc.*	24,850
4,838	Electronics for Imaging, Inc.*	72,570
7,649	Emulex Corp.*	64,099
1,859	EPIQ Systems, Inc.	26,509
985	ePlus, Inc.*	26,753
3,913	Exar Corp.*	23,908
7,536	Extreme Networks, Inc.*	22,231
2,812	Fair Isaac Corp.	76,908
11,670	Fairchild Semiconductor International, Inc.*	174,700
3,824	FormFactor, Inc.*	22,868
16,111	Global Cash Access Holdings, Inc.*	48,011
19,301	Hutchinson Technology, Inc.*	34,356
9,450	Imation Corp.*	63,504
3,394	InfoSpace, Inc.*	29,731
13,538	Integrated Device Technology, Inc.*	82,311
7,074	Intermec, Inc.*	57,087
13,536	Intersil Corp., Class A	162,026
1,388	IXYS Corp.*	18,974
7,305	Lionbridge Technologies, Inc.*	19,797
3,971	Methode Electronics, Inc.	36,891
13,980	ModusLink Global Solutions, Inc.	58,436
6,592	Molex, Inc.	162,756
10,375	Monster Worldwide, Inc.*	95,761
1,010	MTS Systems Corp.	37,037
2,735	Newport Corp.*	37,880
5,364	Novellus Systems, Inc.*	185,326
18,790	Openwave Systems, Inc.*	29,124
1,727	Park Electrochemical Corp.	48,874
7,515	PC Connection, Inc.*	62,750
4,460	PC Mall, Inc.*	23,504
4,316	Pfsweb, Inc.*	19,249
8,526	Photronics, Inc.*	53,458
2,407	Plantronics, Inc.	80,418
16,703	Pulse Electronics Corp.	58,962
6,073	QLogic Corp.*	84,840
22,016	Quantum Corp.*	57,462
3,015	RadiSys Corp.*	17,668
2,192	RealNetworks, Inc.*	21,394
1,805	Richardson Electronics Ltd.	23,447
1,044	Rimage Corp.	11,588
3,652	ScanSource, Inc.*	126,943
3,250	Silicon Image, Inc.*	20,930

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,997	Standard Microsystems Corp.*	$49,446
4,011	StarTek, Inc.*	9,426
760	Supertex, Inc.*	14,030
1,474	Sycamore Networks, Inc.	28,330
4,483	Symmetricom, Inc.*	23,087
8,571	Tekelec*	84,167
36,068	Tellabs, Inc.	156,174
1,410	Tessco Technologies, Inc.	19,627
24,355	THQ, Inc.*	51,876
21,733	United Online, Inc.	128,442
5,680	ValueClick, Inc.*	99,968
1,764	Vishay Precision Group, Inc.*	25,737
		5,137,089
	Materials—5.0%
4,824	A. Schulman, Inc.	101,835
3,716	A.M. Castle & Co.*	50,872
1,084	AEP Industries, Inc.*	29,301
2,238	American Vanguard Corp.	27,684
14,534	Boise, Inc.	87,931
3,353	Buckeye Technologies, Inc.	101,395
3,877	Carpenter Technology Corp.	219,903
6,737	Century Aluminum Co.*	75,185
3,651	Eagle Materials, Inc.	75,138
9,050	Ferro Corp.*	58,553
4,111	Georgia Gulf Corp.*	74,409
5,918	H.B. Fuller Co.	127,178
817	Haynes International, Inc.	47,786
16,679	Headwaters, Inc.*	29,355
1,673	Innospec, Inc.*	50,525
885	Kronos Worldwide, Inc.	19,638
3,465	Landec Corp.*	21,518
15,026	Louisiana-Pacific Corp.*	99,923
6,472	Metals USA Holdings Corp.*	70,480
1,587	Minerals Technologies, Inc.	87,031
5,777	Myers Industries, Inc.	70,595
2,412	Neenah Paper, Inc.	39,798
9,513	Olin Corp.	179,415
1,440	Olympic Steel, Inc.	29,448
8,002	P.H. Glatfelter Co.	120,030
2,703	Penford Corp.*	13,812
3,003	RTI International Metals, Inc.*	79,249
4,544	Sensient Technologies Corp.	167,946
10,792	Spartech Corp.*	43,816
1,815	Texas Industries, Inc.	54,450
3,611	TPC Group, Inc.*	71,751
16,603	Verso Paper Corp.*	30,383
5,646	W.R. Grace & Co.*	235,946
10,150	Wausau Paper Corp.	76,125
8,222	Worthington Industries, Inc.	142,076
		2,810,480

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.5%
8,032	Alaska Communications Systems Group, Inc.	$56,786
65,472	Cincinnati Bell, Inc.*	210,820
4,307	Consolidated Communications Holdings, Inc.	81,316
5,034	General Communication, Inc., Class A*	47,571
2,372	Hickorytech Corp.	26,472
1,753	IDT Corp., Class B	20,160
12,534	Leap Wireless International, Inc.*	87,111
8,202	Premiere Global Services, Inc.*	74,310
2,898	SureWest Communications	33,240
2,168	United States Cellular Corp.*	86,438
7,397	USA Mobility, Inc.	96,679
		820,903
	Utilities—5.7%
4,764	ALLETE, Inc.	188,226
1,941	American States Water Co.	67,819
9,245	Avista Corp.	235,285
5,590	Black Hills Corp.	188,439
4,422	California Water Service Group	82,117
1,746	Central Vermont Public Service Corp.	61,756
2,640	CH Energy Group, Inc.	145,754
835	Connecticut Water Service, Inc.	22,328
4,683	El Paso Electric Co.	149,997
6,422	Empire District Electric Co. (The)	128,247
1,753	Genie Energy Ltd., Class B*	14,550
6,489	IDACORP, Inc.	262,026
4,137	Laclede Group, Inc. (The)	165,976
2,841	MGE Energy, Inc.	123,981
5,732	New Jersey Resources Corp.	269,519
3,581	Northwest Natural Gas Co.	167,304
6,378	NorthWestern Corp.	219,722
6,626	Otter Tail Corp.	128,611
1,866	SJW Corp.	43,440
6,275	Southwest Gas Corp.	247,737
5,753	Unisource Energy Corp.	214,472
1,827	Unitil Corp.	48,726
		3,176,032
	Total Common Stocks and Other Equity Interests (Cost $60,276,428)	55,762,939
	Rights—0.0%
	Financials—0.0%
29,791	First BanCorp, expiring 11/29/11 (Cost $0)	894

Number of Shares		Value
	Money Market Fund—0.1%
60,265	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $60,265)	$60,265
	Total Investments (Cost $60,336,693)—100.1%	55,824,098
	Liabilities in excess of other assets—(0.1)%	(45,969)
	Net Assets—100.0%	$55,778,129

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio (PZI)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	26.3
Information Technology	18.1
Industrials	17.9
Consumer Discretionary	13.4
Health Care	7.7
Energy	7.1
Materials	5.4
Consumer Staples	2.7
Telecommunication Services	1.2
Utilities	0.2
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.4%
5,663	Arctic Cat, Inc.*	$115,016
4,978	Asbury Automotive Group, Inc.*	92,840
2,087	Ascent Capital Group, Inc., Class A*	94,938
15,099	Audiovox Corp., Class A*	107,354
9,533	Benihana, Inc., Class A*	91,898
12,721	Black Diamond, Inc.*	109,782
1,495	Blyth, Inc.	83,466
16,922	Boyd Gaming Corp.*	109,655
15,878	Callaway Golf Co.	92,251
31,890	Charming Shoppes, Inc.*	110,658
11,424	Conn's, Inc.*	105,215
2,707	Core-Mark Holding Co., Inc.*	90,657
13,165	Cost Plus, Inc.*	103,872
4,925	CSS Industries, Inc.	103,819
5,213	Delta Apparel, Inc.*	93,886
4,893	DG FastChannel, Inc.*	91,205
11,848	E.W. Scripps Co. (The), Class A*	98,812
15,635	Entercom Communications Corp., Class A*	102,566
20,520	Exide Technologies*	92,340
3,676	Fisher Communications, Inc.*	106,751
7,699	Fred's, Inc., Class A	93,851
10,760	Hot Topic, Inc.	81,346
11,077	La-Z-Boy, Inc.*	112,542
6,125	Lennar Corp., Class A	101,307
5,711	Lithia Motors, Inc., Class A	117,475
33,182	LJ International, Inc. (British Virgin Islands)*(a)	90,587
10,077	Motorcar Parts of America, Inc.*	99,964
6,741	Movado Group, Inc.	112,777

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,314	Multimedia Games Holding Co., Inc.*	$134,276
25,732	New York & Co., Inc.*	68,704
13,955	O'Charley's, Inc.*	86,661
8,402	Pep Boys - Manny, Moe & Jack (The)	96,623
4,366	Perry Ellis International, Inc.*	109,587
12,235	Red Lion Hotels Corp.*	85,033
3,443	Red Robin Gourmet Burgers, Inc.*	86,316
8,352	Rocky Brands, Inc.*	88,531
19,330	Ruth's Hospitality Group, Inc.*	91,238
3,514	Shoe Carnival, Inc.*	95,897
20,076	Spartan Motors, Inc.	98,372
5,917	Stage Stores, Inc.	92,483
6,330	Standard Motor Products, Inc.	98,431
3,806	Steinway Musical Instruments, Inc.*	95,911
13,939	Stewart Enterprises, Inc., Class A	89,767
3,192	Sturm Ruger & Co., Inc.	96,781
5,313	Superior Industries International, Inc.	97,175
9,365	Syms Corp.*	73,141
23,489	TravelCenters of America LLC*	116,975
23,558	Tuesday Morning Corp.*	85,280
34,771	ValueVision Media, Inc., Class A*	114,049
10,664	West Marine, Inc.*	96,936
18,320	Wet Seal, Inc. (The), Class A*	76,761
8,360	Zagg, Inc.*(a)	112,776
29,099	Zale Corp.*	107,375
		5,201,909
	Consumer Staples—2.7%
11,600	Central Garden & Pet Co., Class A*	101,964
9,944	Chiquita Brands International, Inc.*	88,303
11,058	Coffee Holding Co., Inc.	115,446

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,890	Nature's Sunshine Products, Inc.*	$102,251
9,134	Omega Protein Corp.*	98,921
9,164	Prestige Brands Holdings, Inc.*	96,955
13,915	Smart Balance, Inc.*	91,143
5,303	Spartan Stores, Inc.	90,787
16,822	SunOpta, Inc. (Canada)*	87,811
4,117	Susser Holdings Corp.*	90,409
14,006	Winn-Dixie Stores, Inc.*	88,798
		1,052,788
	Energy—7.1%
13,390	Alon USA Energy, Inc.	101,764
21,426	Callon Petroleum Co.*	100,916
38,180	Crimson Exploration, Inc.*	113,776
6,156	Crosstex Energy, Inc.	80,213
3,517	Dawson Geophysical Co.*	101,641
13,020	Double Eagle Petroleum Co.*	115,618
10,393	Endeavour International Corp.*	96,447
7,413	Energy Partners Ltd.*	106,302
27,644	Gastar Exploration Ltd. (Canada)*	102,283
4,662	GeoResources, Inc.*	123,730
8,889	Green Plains Renewable Energy, Inc.*	92,979
3,970	Gulf Island Fabrication, Inc.	110,565
9,584	Harvest Natural Resources, Inc.*(a)	102,261
28,394	Hercules Offshore, Inc.*	107,613
22,188	Hyperdynamics Corp.*(a)	108,721
9,746	Matrix Service Co.*	103,503
7,405	Mitcham Industries, Inc.*	107,965
7,125	Niska Gas Storage Partners LLC, Class U	91,841
18,894	Parker Drilling Co.*	104,484
4,289	PHI, Inc.*	94,658
11,551	Pioneer Drilling Co.*	114,239
4,913	REX American Resources Corp.*	89,613
7,150	Tesco Corp. (Canada)*	110,611
23,096	Triangle Petroleum Corp.*	130,261
17,467	Union Drilling, Inc.*	130,828
19,883	Willbros Group, Inc.*	101,205
		2,744,037
	Financials—26.3%
3,941	1st Source Corp.	94,742
11,152	Advance America Cash Advance Centers, Inc.	94,011
9,478	American Equity Investment Life Holding Co.	102,742
4,462	American Safety Insurance Holdings Ltd. (Bermuda)*	91,069
9,425	Ameris Bancorp*	94,721
4,459	AMERISAFE, Inc.*	96,091
6,297	Apollo Commercial Real Estate Finance, Inc. REIT	88,221
21,944	Arbor Realty Trust, Inc. REIT*	79,218
3,413	Arlington Asset Investment Corp., Class A	78,772
12,196	ARMOUR Residential REIT, Inc.(a)	87,201

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,815	Ashford Hospitality Trust, Inc. REIT	$105,154
10,226	Asta Funding, Inc.	82,422
5,390	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	87,588
11,584	Bancorp, Inc. (The)*	93,135
6,485	Banner Corp.	113,941
4,445	Berkshire Hills Bancorp, Inc.	88,989
6,097	BofI Holding, Inc.*	93,284
13,960	Boston Private Financial Holdings, Inc.	105,817
8,203	Calamos Asset Management, Inc., Class A	102,455
1,120	Capital Southwest Corp.	98,571
9,525	Cardinal Financial Corp.	102,299
5,361	Chemical Financial Corp.	107,917
5,523	Citizens & Northern Corp.	91,516
11,985	Citizens Republic Bancorp, Inc.*	107,985
6,420	Colony Financial, Inc. REIT	94,181
30,599	Cowen Group, Inc., Class A*	83,229
21,995	Crawford & Co., Class A	104,036
7,780	Duff & Phelps Corp., Class A	98,728
12,838	Edelman Financial Group, Inc.	89,096
9,556	Education Realty Trust, Inc. REIT	88,393
6,071	eHealth, Inc.*	90,154
6,041	Enterprise Financial Services Corp.	93,213
8,532	Excel Trust, Inc. REIT	89,671
4,312	Federal Agricultural Mortgage Corp., Class C	87,016
18,870	First Busey Corp.	96,237
22,413	First Commonwealth Financial Corp.	103,324
6,125	First Defiance Financial Corp.*	87,036
7,664	First Interstate BancSystem, Inc.	96,873
11,764	First Merchants Corp.	94,818
7,244	First Pactrust Bancorp, Inc.	91,130
10,594	Flagstone Reinsurance Holdings SA (Luxembourg)	89,943
7,604	Flushing Financial Corp.	93,225
6,475	Fox Chase Bancorp, Inc.	81,974
12,068	Gladstone Investment Corp.	90,389
4,807	Global Indemnity PLC (Ireland)*	97,053
5,585	Golub Capital BDC, Inc.	86,679
26,412	Gramercy Capital Corp. REIT*	78,708
23,354	Harris & Harris Group, Inc.*	91,781
9,734	Hercules Technology Growth Capital, Inc.	94,225
21,326	Heritage Commerce Corp.*	103,005
11,503	Hilltop Holdings, Inc.*	90,644
7,268	Horace Mann Educators Corp.	97,755
7,057	Hudson Pacific Properties, Inc. REIT*	94,282
4,710	Hudson Valley Holding Corp.	102,301
3,775	Independent Bank Corp.	97,848
3,954	INTL FCStone, Inc.*	95,845
8,472	Investment Technology Group, Inc.*	96,666
14,133	JMP Group, Inc.	104,867
2,658	Kansas City Life Insurance Co.	89,096

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,177	Kohlberg Capital Corp.	$93,285
4,014	Lakeland Financial Corp.	95,894
11,105	Maiden Holdings Ltd. (Bermuda)	90,506
4,670	Main Street Capital Corp.	81,632
9,413	MainSource Financial Group, Inc.	88,294
7,824	Marlin Business Services Corp.*	92,245
20,938	MCG Capital Corp.	97,152
9,212	Meadowbrook Insurance Group, Inc.	95,436
8,826	Medallion Financial Corp.	105,029
9,588	Metro Bancorp, Inc.*	79,293
10,810	Mission West Properties, Inc. REIT	84,102
13,663	Nara Bancorp, Inc.*	115,862
7,500	National Financial Partners Corp.*	102,525
612	National Western Life Insurance Co., Class A	87,987
11,865	New York Mortgage Trust, Inc. REIT	83,055
20,369	Newcastle Investment Corp. REIT	93,494
8,879	NewStar Financial, Inc.*	95,183
8,404	Nicholas Financial, Inc.	95,469
24,866	NorthStar Realty Finance Corp. REIT	98,221
6,014	OmniAmerican Bancorp, Inc.*	88,707
8,576	Oriental Financial Group, Inc.	90,820
7,453	Parkway Properties, Inc. REIT	95,771
9,298	PennantPark Investment Corp.	99,675
10,729	Pennsylvania Real Estate Investment Trust REIT	110,080
5,216	PennyMac Mortgage Investment Trust REIT	89,194
7,502	Pinnacle Financial Partners, Inc.*	112,605
4,578	Piper Jaffray Cos.*	95,039
9,984	Presidential Life Corp.	99,041
24,463	RAIT Financial Trust REIT(a)	127,208
10,114	Ramco-Gershenson Properties Trust REIT	97,600
6,451	Renasant Corp.	93,023
16,411	Resource Capital Corp. REIT	88,127
7,405	Retail Opportunity Investments Corp. REIT	84,417
8,658	Rockville Financial, Inc.	87,013
5,078	S&T Bancorp, Inc.	94,806
5,529	Safeguard Scientifics, Inc.*	93,495
2,169	Safety Insurance Group, Inc.	92,443
5,611	Sandy Spring Bancorp, Inc.	95,443
11,402	Seabright Holdings, Inc.	81,866
8,248	StellarOne Corp.	98,894
9,382	Stewart Information Services Corp.	94,195
5,449	Triangle Capital Corp.	91,325
4,640	United Fire & Casualty Co.	87,278
7,170	ViewPoint Financial Group	92,278
13,984	Virginia Commerce Bancorp, Inc.*	88,938
3,618	Walter Investment Management Corp.	91,753
4,791	WesBanco, Inc.	95,149
9,686	West Bancorporation, Inc.	95,310
5,864	West Coast Bancorp*	87,550
		10,164,989

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—7.7%
17,567	Achillion Pharmaceuticals, Inc.*	$111,375
16,753	Affymetrix, Inc.*	93,649
38,913	Alphatec Holdings, Inc.*	80,550
20,680	AMN Healthcare Services, Inc.*	98,023
6,248	AngioDynamics, Inc.*	96,282
23,096	Apricus Biosciences, Inc.*	100,468
6,478	Assisted Living Concepts, Inc., Class A	92,052
43,194	Astex Pharmaceuticals*	83,364
13,040	BioScrip, Inc.*	84,760
31,175	BSD Medical Corp.*(a)	88,849
16,452	Cambrex Corp.*	90,651
3,887	Cantel Medical Corp.	107,281
13,302	Capital Senior Living Corp.*	103,889
15,356	Depomed, Inc.*	68,795
5,828	Furiex Pharmaceuticals, Inc.*	82,758
24,979	Hansen Medical, Inc.*	78,434
6,464	HealthStream, Inc.*	98,124
8,437	Healthways, Inc.*	60,409
2,469	Hi-Tech Pharmacal Co., Inc.*	87,699
33,383	Inhibitex, Inc.*	129,860
9,621	Kindred Healthcare, Inc.*	112,085
5,955	Omnicell, Inc.*	89,027
10,312	OraSure Technologies, Inc.*	95,798
11,346	QLT, Inc. (Canada)*	78,968
25,201	RTI Biologics, Inc.*	113,404
19,063	Sangamo Biosciences, Inc.*	63,289
21,764	Sciclone Pharmaceuticals, Inc.*	91,626
22,969	Skilled Healthcare Group, Inc., Class A*	86,823
10,870	Spectrum Pharmaceuticals, Inc.*	120,548
17,906	Sunrise Senior Living, Inc.*	98,483
8,369	Syneron Medical Ltd. (Israel)*	94,737
4,901	Triple-S Management Corp., Class B*	93,119
		2,975,179
	Industrials—17.9%
19,149	Air Transport Services Group, Inc.*	106,086
3,947	Alamo Group, Inc.	94,136
12,232	Alexco Resource Corp. (Canada)*	93,697
5,338	American Railcar Industries, Inc.*	117,756
9,561	Apogee Enterprises, Inc.	104,406
2,907	Astronics Corp.*	88,373
7,352	A.T. Cross Co., Class A*	89,400
2,458	Cascade Corp.	105,940
12,585	CBIZ, Inc.*	79,663
5,688	China Yuchai International Ltd. (Bermuda)	86,458
22,720	Covenant Transport Group, Inc., Class A*	72,931
4,101	CRA International, Inc.*	79,231
9,128	Dolan Co. (The)*	79,870
5,536	Ducommun, Inc.	78,999
5,421	Dycom Industries, Inc.*	105,330
5,213	Dynamic Materials Corp.	113,122

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,989	Encore Wire Corp.	$106,028
21,312	Force Protection, Inc.*	78,428
16,588	Fushi Copperweld, Inc.*(a)	105,500
3,214	G&K Services, Inc., Class A	97,577
10,109	Gibraltar Industries, Inc.*	112,816
3,564	Global Power Equipment Group, Inc.*	94,482
39,488	Global Ship Lease, Inc., Class A*	102,274
7,049	Greenbrier Cos., Inc.*	131,182
10,035	Griffon Corp.*	95,031
10,053	H&E Equipment Services, Inc.*	110,281
10,065	Hardinge, Inc.	87,767
19,695	Hawaiian Holdings, Inc.*	105,368
4,991	Heidrick & Struggles International, Inc.	98,722
17,713	Hill International, Inc.*	99,193
24,242	Hudson Highland Group, Inc.*	112,241
4,085	Hurco Cos., Inc.*	106,700
14,129	Industrial Services of America, Inc.*	82,796
10,472	Innerworkings, Inc.*	94,772
8,150	Insteel Industries, Inc.	84,027
6,388	Intersections, Inc.	107,893
4,622	Kadant, Inc.*	100,066
7,203	Kelly Services, Inc., Class A	117,769
16,890	Kimball International, Inc., Class B	95,091
3,591	Layne Christensen Co.*	90,457
3,731	LB Foster Co., Class A	95,141
4,812	LMI Aerospace, Inc.*	96,769
13,174	LSI Industries, Inc.	88,661
9,222	Lydall, Inc.*	101,073
21,257	Metalico, Inc.*	96,082
4,729	Miller Industries, Inc.	96,661
4,678	Mistras Group, Inc.*	101,980
33,436	Mueller Water Products, Inc., Class A	91,949
3,638	Multi-Color Corp.	96,443
4,701	MYR Group, Inc.*	90,682
8,946	Navigant Consulting, Inc.*	101,358
26,158	Navios Maritime Holdings, Inc. (Greece)	98,354
4,045	Northwest Pipe Co.*	107,880
11,618	On Assignment, Inc.*	125,358
36,856	Pendrell Corp.*	91,403
2,678	Powell Industries, Inc.*	90,008
1,811	Preformed Line Products Co.	116,538
7,847	Primoris Services Corp.	102,168
6,044	Roadrunner Transportation Systems, Inc.*	100,874
5,796	Rush Enterprises, Inc., Class A*	111,863
7,801	Saia, Inc.*	104,143
13,206	Sparton Corp.*	112,515
2,636	Standex International Corp.	101,776
7,425	Sterling Construction Co., Inc.*	92,441
3,912	Team, Inc.*	97,839
4,633	Titan Machinery, Inc.*	108,088
3,110	Twin Disc, Inc.	120,979

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,413	Universal Forest Products, Inc.	$95,803
4,836	Viad Corp.	101,218
19,557	WCA Waste Corp.*	93,091
		6,940,997
	Information Technology—18.1%
11,512	Agilysys, Inc.*	97,737
8,419	Allot Communications Ltd. (Israel)*	112,562
4,288	Anaren, Inc.*	82,029
5,192	ATMI, Inc.*	105,917
26,578	AudioCodes Ltd. (Israel)*	94,883
3,885	Black Box Corp.	108,741
10,069	Brooks Automation, Inc.	105,221
3,411	CEVA, Inc.*	105,980
15,914	Chipmos Technologies Bermuda Ltd. (Bermuda)*	79,570
27,365	CIBER, Inc.*	95,230
38,933	Cogo Group, Inc. (Cayman Islands)*(a)	93,439
6,315	Communications Systems, Inc.	104,071
10,095	CTS Corp.	93,682
6,079	CVD Equipment Corp.*	98,297
12,079	Datalink Corp.*	114,509
7,463	Digi International, Inc.*	95,452
54,921	Dot Hill Systems Corp.*	94,464
19,108	EasyLink Services International Corp., Class A*	91,145
6,904	Electro Scientific Industries, Inc.*	84,850
83,770	EMCORE Corp.*	82,932
3,362	ePlus, Inc.*	91,312
14,377	Exar Corp.*	87,843
13,552	EXFO, Inc. (Canada)*	82,803
13,176	FormFactor, Inc.*	78,792
6,139	Globecomm Systems, Inc.*	83,429
10,685	GSI Group, Inc. (Canada)*	104,392
11,232	Imation Corp.*	75,479
9,920	InfoSpace, Inc.*	86,899
10,619	Integrated Silicon Solution, Inc.*	97,801
16,854	Internap Network Services Corp.*	95,731
31,417	inTEST Corp.*	89,853
7,623	IXYS Corp.*	104,206
11,599	Kemet Corp.*	106,943
5,303	Kenexa Corp.*	121,280
3,882	Keynote Systems, Inc.	92,663
9,873	KIT Digital, Inc.*	88,857
23,932	Kopin Corp.*	96,925
15,630	Lattice Semiconductor Corp.*	98,938
10,498	LeCroy Corp.*	107,710
20,063	Magic Software Enterprises Ltd. (Israel)*(a)	102,321
41,047	Majesco Entertainment Co.*(a)	138,328
9,757	Marchex, Inc., Class B	86,740
3,162	Measurement Specialties, Inc.*	98,686
7,141	Mercury Computer Systems, Inc.*	104,259

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,837	Monotype Imaging Holdings, Inc.*	$92,778
16,897	Nam Tai Electronics, Inc. (Hong Kong)	81,106
7,672	Newport Corp.*	106,257
15,441	Nova Measuring Instruments Ltd. (Israel)*	112,256
16,925	OCZ Technology Group, Inc.*(a)	119,660
5,478	Oplink Communications, Inc.*	88,853
8,567	Orbotech Ltd. (Israel)*	91,239
10,288	PC Connection, Inc.*	85,905
15,730	PC Mall, Inc.*	82,897
16,479	Photronics, Inc.*	103,323
9,839	RealNetworks, Inc.	96,029
6,031	Richardson Electronics Ltd.	78,343
10,661	SeaChange International, Inc.*	89,979
10,579	Sigma Designs, Inc.*	88,229
5,979	Silicom Ltd. (Israel)*	110,612
6,957	Silicon Graphics International Corp.*	100,598
14,129	Silicon Image, Inc.*	90,991
55,656	SMTC Corp.*	115,208
4,231	Standard Microsystems Corp.*	104,760
6,549	Super Micro Computer, Inc.*	104,784
24,038	TeleCommunication Systems, Inc., Class A*	79,325
14,057	Telular Corp.	84,201
6,241	Tessco Technologies, Inc.	86,875
41,886	TheStreet.com, Inc.	80,840
15,856	United Online, Inc.	93,709
6,221	Virtusa Corp.*	101,340
6,227	Vishay Precision Group, Inc.*	90,852
11,758	Web.com Group, Inc.*	113,582
38,395	Westell Technologies, Inc., Class A*	77,174
		7,014,606
	Materials—5.4%
4,830	A. Schulman, Inc.	101,961
7,431	American Vanguard Corp.	91,922
16,039	Boise, Inc.	97,036
17,757	Flotek Industries, Inc.*	132,112
1,889	Haynes International, Inc.	110,488
11,177	Horsehead Holding Corp.*	97,016
3,426	Innospec, Inc.*	103,465
5,970	KapStone Paper and Packaging Corp.*	97,908
12,818	Material Sciences Corp.*	103,826
12,068	Mercer International, Inc.*	83,028
8,170	Myers Industries, Inc.	99,837
5,788	Neenah Paper, Inc.	95,502
4,896	Olympic Steel, Inc.	100,123
6,214	P.H. Glatfelter Co.	93,210
7,850	Richmont Mines, Inc. (Canada)*	95,456
26,663	SinoCoking Coal and Coke Chemical Industries, Inc.*	95,187
4,131	TPC Group, Inc.*	82,083
5,755	UFP Technologies, Inc.*	86,785

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,230	Universal Stainless & Alloy Products, Inc.*	$121,610
24,828	Vista Gold Corp. (Canada)*	89,629
12,898	Zoltek Cos., Inc.*	93,511
		2,071,695
	Telecommunication Services—1.2%
7,190	IDT Corp., Class B	82,685
13,377	Iridium Communications, Inc.*	85,078
12,918	Premiere Global Services, Inc.*	117,037
7,842	SureWest Communications	89,948
32,397	Towerstream Corp.*	93,304
		468,052
	Utilities—0.2%
3,196	Unitil Corp.	85,237
	Total Common Stocks and Other Equity Interests (Cost $39,550,141)	38,719,489
	Money Market Fund—0.4%
148,564	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $148,564)	148,564
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.4% (Cost $39,698,705)	38,868,053
	Investments Purchased with Cash Collateral from Securities on Loan—1.9%
756,075	Invesco Liquid Assets Portfolio—Institutional Class (Cost $756,075)(b)(c)	756,075
	Total Investments (Cost $40,454,780)—102.3%	39,624,128
	Liabilities in excess of other assets—(2.3)%	(898,803)
	Net Assets—100.0%	$38,725,325

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
ASSETS:
Unaffiliated investments, at value*	$171,564,797	$383,015,390	$22,911,819	$2,014,944	$9,313,055	$20,843,930
Affiliated investments, at value (Note 4)	—	—	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	—	—
Cash	119	—	63	—	—	—
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Dividends	68,962	699,831	58,551	2,233	11,384	11,027
Expense waivers	2,802	—	8,717	14,542	13,251	8,970
Investments sold	—	—	—	—	—	95,648
Affiliated securities lending dividends	—	—	—	—	—	—
Shares sold	—	3,782,178	—	—	—	—
Total Assets	171,636,680	387,497,399	22,979,150	2,031,719	9,337,690	20,959,575
LIABILITIES:
Due to custodian	—	405,381	—	—	—	1,402
Payables:
Shares repurchased	—	—	—	—	—	—
Investments purchased	—	3,771,692	—	—	—	94,650
Collateral upon return of securities loaned	—	—	—	—	—	—
Expenses recapture	—	653	—	—	—	—
Accrued advisory fees	69,870	155,525	5,428	466	2,033	4,852
Accrued expenses	225,618	218,616	88,973	43,501	43,838	84,591
Total Liabilities	295,488	4,551,867	94,401	43,967	45,871	185,495
NET ASSETS	$171,341,192	$382,945,532	$22,884,749	$1,987,752	$9,291,819	$20,774,080
NET ASSETS CONSIST OF:
Shares of beneficial interest	$391,356,828	$467,700,234	$29,623,617	$2,014,879	$9,369,125	$28,671,777
Undistributed net investment income	48,587	1,037,244	14,014	3,956	17,481	30,057
Undistributed net realized gain (loss)	(237,061,343)	(101,569,946)	(6,789,489)	4,816	(407,114)	(7,191,540)
Net unrealized appreciation (depreciation)	16,997,120	15,778,000	36,607	(35,899)	312,327	(736,214)
Net Assets	$171,341,192	$382,945,532	$22,884,749	$1,987,752	$9,291,819	$20,774,080
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,600,000	20,250,000	950,000	100,001	500,001	850,000
Net asset value	$16.16	$18.91	$24.09	$19.88	$18.58	$24.44
Share price	$16.18	$18.91	$24.10	$19.92	$18.61	$24.47
Investments, at cost	$154,567,677	$367,237,390	$22,875,212	$2,050,843	$9,000,728	$21,580,144
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$—	$—
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—
* Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
ASSETS:
Unaffiliated investments, at value*	$94,962,484	$32,189,773	$14,384,127	$37,387,153	$55,824,098	$38,868,053
Affiliated investments, at value (Note 4)	—	180,008	—	—	—	—
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	—	—	756,075
Cash	—	3,425	—	61	—	72
Foreign currencies, at value	—	—	—	—	—	26,926
Receivables:
Dividends	20,042	23,794	5,138	17,253	29,993	11,408
Expense waivers	3,064	8,516	9,640	8,180	6,842	10,264
Investments sold	—	151,439	—	1,085,981	52,625	33,741
Affiliated securities lending dividends	—	—	—	—	—	7,268
Shares sold	—	—	—	—	—	—
Total Assets	94,985,590	32,556,955	14,398,905	38,498,628	55,913,558	39,713,807
LIABILITIES:
Due to custodian	5,964	—	134	—	470	—
Payables:
Shares repurchased	—	—	—	832,439	—	—
Investments purchased	—	150,319	—	255,790	—	36,625
Collateral upon return of securities loaned	—	—	—	—	—	756,075
Expenses recapture	—	—	—	—	—	—
Accrued advisory fees	22,177	7,457	3,417	8,852	12,967	15,400
Accrued expenses	165,203	101,963	82,911	103,913	121,992	180,382
Total Liabilities	193,344	259,739	86,462	1,200,994	135,429	988,482
NET ASSETS	$94,792,246	$32,297,216	$14,312,443	$37,297,634	$55,778,129	$38,725,325
NET ASSETS CONSIST OF:
Shares of beneficial interest	$254,691,185	$74,298,948	$22,063,068	$88,854,001	$99,737,260	$123,917,251
Undistributed net investment income	243,951	74,140	5,589	369,614	74,388	239,217
Undistributed net realized gain (loss)	(154,619,796)	(40,839,070)	(7,246,277)	(48,972,921)	(39,520,924)	(84,600,965)
Net unrealized appreciation (depreciation)	(5,523,094)	(1,236,802)	(509,937)	(2,953,060)	(4,512,595)	(830,178)
Net Assets	$94,792,246	$32,297,216	$14,312,443	$37,297,634	$55,778,129	$38,725,325
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,550,000	2,100,000	650,000	2,300,000	3,850,000	3,800,000
Net asset value	$20.83	$15.38	$22.02	$16.22	$14.49	$10.19
Share price	$20.85	$15.40	$2.05	$16.22	$14.51	$10.20
Investments, at cost	$100,485,578	$33,606,583	$14,894,064	$40,340,213	$60,336,693	$39,698,705
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$—	$—	$756,075
Foreign currencies, at cost	$—	$—	$—	$—	$—	$26,452
* Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—	$717,670

Statements of Operations

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	For the Period June 13, 2011* Through October 31, 2011 (Unaudited)	For the Period June 13, 2011* Through October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,189,096	$5,584,283	$375,649	$13,464	$54,359	$152,809
Affiliated dividend income	—	—	—	—	—	—
Affiliated securities lending income	—	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—	—
Total Income	1,189,096	5,584,283	375,649	13,464	54,359	152,809
EXPENSES:
Advisory fees	448,997	991,440	49,155	2,181	6,034	36,693
Accounting & administration fees	34,342	48,346	34,342	25,756	25,756	34,342
Sub-licensing	26,940	59,488	8,360	493	1,403	6,496
Printing	24,730	21,471	2,574	10,782	10,782	1,686
Professional fees	20,893	24,537	15,810	15,055	15,055	15,439
Custodian & transfer agent fees	8,735	17,749	6,807	8,346	8,345	7,146
Trustees fees	4,748	7,878	3,140	—	—	3,048
Listing fee and expenses	3,860	3,860	3,860	3,312	3,311	3,860
Recapture (See Note 3)	—	898	—	—	—	—
Other expenses	3,601	4,947	1,481	2,372	2,373	1,352
Total Expenses	576,846	1,180,614	125,529	68,297	73,059	110,062
Less: Waivers	(11,110)	—	(60,395)	(65,363)	(64,943)	(61,356)
Net Expenses	565,736	1,180,614	65,134	2,934	8,116	48,706
Net Investment Income	623,360	4,403,669	310,515	10,530	46,243	104,103
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(8,029,376)	(14,092,495)	(1,204,905)	(322)	(5,397)	(850,006)
Affiliated investments	—	—	—	—	—	—
In-kind redemptions	14,315,149	18,481,696	4,290,350	5,138	(401,717)	2,898,440
Net realized gain (loss)	6,285,773	4,389,201	3,085,445	4,816	(407,114)	2,048,434
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(22,797,877)	(36,810,572)	(6,220,462)	(35,899)	312,327	(4,360,463)
Affiliated investments	—	—	—	—	—	—
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(22,797,877)	(36,810,572)	(6,220,462)	(35,899)	312,327	(4,360,463)
Net realized and unrealized gain(loss)	(16,512,104)	(32,421,371)	(3,135,017)	(31,083)	(94,787)	(2,312,029)
Net increase (decrease) in net assets resulting from operations	$(15,888,744)	$(28,017,702)	$(2,824,502)	$(20,553)	$(48,544)	$(2,207,926)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)
	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)	Six Months Ended October 31, 2011 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$456,616	$272,107	$97,444	$249,417	$446,290	$417,856
Affiliated dividend income	—	1,012	—	—	—	—
Affiliated securities lending income	—	—	—	—	—	84,092
Foreign withholding tax	—	—	(25)	—	(109)	(98)
Total Income	456,616	273,119	97,419	249,417	446,181	501,850
EXPENSES:
Advisory fees	187,880	57,013	27,472	142,816	104,872	150,428
Accounting & administration fees	34,342	34,342	34,342	34,342	34,342	34,342
Sub-licensing	29,400	8,929	4,815	17,629	16,617	30,086
Printing	13,555	4,221	1,351	3,658	7,441	7,181
Professional fees	18,158	16,000	15,296	15,689	16,676	16,615
Custodian & transfer agent fees	7,351	6,487	8,724	6,969	8,999	14,099
Trustees fees	4,230	3,261	2,993	4,392	3,681	4,195
Listing fee and expenses	3,860	3,860	3,860	3,860	3,860	3,860
Recapture (See Note 3)	—	—	—	1,675	—	—
Other expenses	2,366	1,547	1,294	1,731	1,821	1,320
Total Expenses	301,142	135,660	100,147	232,761	198,309	262,126
Less: Waivers	(55,150)	(61,028)	(63,696)	(48,617)	(60,875)	(51,527)
Net Expenses	245,992	74,632	36,451	184,144	137,434	210,599
Net Investment Income	210,624	198,487	60,968	65,273	308,747	291,251
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(2,650,014)	(1,180,493)	(846,010)	(3,187,378)	(875,006)	(6,495,850)
Affiliated investments	—	4	—	—	—	—
In-kind redemptions	13,026,562	4,210,119	2,036,321	159,472	6,099,820	4,064,300
Net realized gain (loss)	10,376,548	3,029,630	1,190,311	(3,027,906)	5,224,814	(2,431,550)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(28,142,770)	(6,353,855)	(3,620,771)	(15,398,482)	(15,429,912)	(9,145,765)
Affiliated investments	—	(21,827)	—	—	—	—
Foreign currencies	—	—	—	—	—	(1,714)
Net change in unrealized appreciation (depreciation)	(28,142,770)	(6,375,682)	(3,620,771)	(15,398,482)	(15,429,912)	(9,147,479)
Net realized and unrealized gain(loss)	(17,766,222)	(3,346,052)	(2,430,460)	(18,426,388)	(10,205,098)	(11,579,029)
Net increase (decrease) in net assets resulting from operations	$(17,555,598)	$(3,147,565)	$(2,369,492)	$(18,361,115)	$(9,896,351)	$(11,287,778)

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)		PowerShares Fundamental Pure Large Core Portfolio (PXLC)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$623,360	$1,464,275	$4,403,669	$7,797,728	$310,515	$531,681
Net realized gain (loss)	6,285,773	27,810,418	4,389,201	28,342,560	3,085,445	2,678,949
Net change in unrealized appreciation (depreciation)	(22,797,877)	4,025,216	(36,810,572)	18,953,298	(6,220,462)	988,315
Net increase (decrease) in net assets resulting from operations	(15,888,744)	33,299,909	(28,017,702)	55,093,586	(2,824,502)	4,198,945
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,047)	(33,540)	(55,604)	89,029	(50,168)	(41,024)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(799,244)	(1,450,284)	(4,612,742)	(8,397,017)	(389,077)	(523,166)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(799,244)	(1,450,284)	(4,612,742)	(8,397,017)	(389,077)	(523,166)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	64,767,118	157,999,083	171,697,804	369,332,330	20,089,312	24,211,429
Value of shares repurchased	(73,312,149)	(223,608,806)	(178,441,207)	(342,974,918)	(29,663,777)	(30,590,737)
Net income (loss) equalization	3,047	33,540	55,604	(89,029)	50,168	41,024
Net increase (decrease) in net assets resulting from shares transactions	(8,541,984)	(65,576,183)	(6,687,799)	26,268,383	(9,524,297)	(6,338,284)
Increase (Decrease) in Net Assets	(25,233,019)	(33,760,098)	(39,373,847)	73,053,981	(12,788,044)	(2,703,529)
NET ASSETS:
Beginning of period	196,574,211	230,334,309	422,319,379	349,265,398	35,672,793	38,376,322
End of period	$171,341,192	$196,574,211	$382,945,532	$422,319,379	$22,884,749	$35,672,793
Undistributed net investment income (loss) at end of period	$48,587	$227,518	$1,037,244	$1,301,921	$14,014	$142,744
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,900,000	10,450,000	8,800,000	20,950,000	800,000	1,050,000
Shares repurchased	(4,450,000)	(14,750,000)	(9,300,000)	(19,550,000)	(1,200,000)	(1,350,000)
Shares outstanding, beginning of period	11,150,000	15,450,000	20,750,000	19,350,000	1,350,000	1,650,000
Shares outstanding, end of period	10,600,000	11,150,000	20,250,000	20,750,000	950,000	1,350,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)		PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)
	For the Period June 13, 2011* to October 31, 2011	For the Period June 13, 2011* to October 31, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$10,530	$46,243	$104,103	$190,748	$210,624	$(64,756)
Net realized gain (loss)	4,816	(407,114)	2,048,434	4,151,067	10,376,548	26,801,160
Net change in unrealized appreciation (depreciation)	(35,899)	312,327	(4,360,463)	(833,011)	(28,142,770)	166,817
Net increase (decrease) in net assets resulting from operations	(20,553)	(48,544)	(2,207,926)	3,508,804	(17,555,598)	26,903,221
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	—	(4,393)	43,286	23,125
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,574)	(28,762)	(98,736)	(196,204)	—	—
Return of capital	—	—	—	—	—	(344,520)
Total distributions to shareholders	(6,574)	(28,762)	(98,736)	(196,204)	—	(344,520)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,953,890	12,894,583	19,652,101	25,358,610	97,717,189	148,851,208
Value of shares repurchased	(939,011)	(3,525,458)	(19,652,101)	(30,943,293)	(115,659,832)	(173,163,736)
Net income (loss) equalization	—	—	—	4,393	(43,286)	(23,125)
Net increase (decrease) in net assets resulting from shares transactions	2,014,879	9,369,125	—	(5,580,290)	(17,985,929)	(24,335,653)
Increase (Decrease) in Net Assets	1,987,752	9,291,819	(2,306,662)	(2,272,083)	(35,498,241)	2,246,173
NET ASSETS:
Beginning of period	—	—	23,080,742	25,352,825	130,290,487	128,044,314
End of period	$1,987,752	$9,291,819	$20,774,080	$23,080,742	$94,792,246	$130,290,487
Undistributed net investment income (loss) at end of period	$3,956	$17,481	$30,057	$24,690	$243,951	$(354,479)
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,001	700,001	750,000	1,100,000	4,350,000	7,500,000
Shares repurchased	(50,000)	(200,000)	(750,000)	(1,350,000)	(5,200,000)	(8,800,000)
Shares outstanding, beginning of period	—	—	850,000	1,100,000	5,400,000	6,700,000
Shares outstanding, end of period	100,001	500,001	850,000	850,000	4,550,000	5,400,000

Statements of Changes in Net Assets (Continued)

	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)		PowerShares Fundamental Pure Small Core Portfolio (PXSC)		PowerShares Fundamental Pure Small Growth Portfolio (PXSG)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$198,487	$392,345	$60,968	$71,386	$65,273	$(139,026)
Net realized gain (loss)	3,029,630	3,964,604	1,190,311	2,689,123	(3,027,906)	6,314,763
Net change in unrealized appreciation (depreciation)	(6,375,682)	(52,138)	(3,620,771)	339,405	(15,398,482)	8,382,513
Net increase (decrease) in net assets resulting from operations	(3,147,565)	4,304,811	(2,369,492)	3,099,914	(18,361,115)	14,558,250
Undistributed net investment income (loss) included in the price of units issued and redeemed	(8,523)	(3,425)	(5,457)	(3,569)	309,263	(257,986)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(162,961)	(393,205)	(48,832)	(69,608)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,583,676	45,052,478	11,831,003	22,902,290	124,607,290	113,814,335
Value of shares repurchased	(35,946,418)	(51,812,090)	(14,091,579)	(25,901,328)	(178,399,348)	(51,394,280)
Net income (loss) equalization	8,523	3,425	5,457	3,569	(309,263)	257,986
Net increase (decrease) in net assets resulting from shares transactions	(5,354,219)	(6,756,187)	(2,255,119)	(2,995,469)	(54,101,321)	62,678,041
Increase (Decrease) in Net Assets	(8,673,268)	(2,848,006)	(4,678,900)	31,268	(72,153,173)	76,978,305
NET ASSETS:
Beginning of period	40,970,484	43,818,490	18,991,343	18,960,075	109,450,807	32,472,502
End of period	$32,297,216	$40,970,484	$14,312,443	$18,991,343	$37,297,634	$109,450,807
Undistributed net investment income (loss) at end of period	$74,140	$47,137	$5,589	$(1,090)	$369,614	$(4,922)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,850,000	3,000,000	500,000	1,100,000	6,800,000	6,950,000
Shares repurchased	(2,150,000)	(3,450,000)	(600,000)	(1,250,000)	(10,250,000)	(3,500,000)
Shares outstanding, beginning of period	2,400,000	2,850,000	750,000	900,000	5,750,000	2,300,000
Shares outstanding, end of period	2,100,000	2,400,000	650,000	750,000	2,300,000	5,750,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Fundamental Pure Small Value Portfolio (PXSV)		PowerShares Zacks Micro Cap Portfolio (PZI)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$308,747	$732,848	$291,251	$296,457
Net realized gain (loss)	5,224,814	8,572,051	(2,431,550)	11,166,308
Net change in unrealized appreciation (depreciation)	(15,429,912)	1,243,542	(9,147,479)	277,633
Net increase (decrease) in net assets resulting from operations	(9,896,351)	10,548,441	(11,287,778)	11,740,398
Undistributed net investment income (loss) included in the price of units issued and redeemed	10,874	(5,642)	221,215	(231,417)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(336,375)	(788,255)	(382,531)	(446,555)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,792,388	71,421,872	14,759,748	115,364,266
Value of shares repurchased	(48,321,408)	(81,095,287)	(63,328,343)	(81,452,188)
Net income (loss) equalization	(10,874)	5,642	(221,215)	231,417
Net increase (decrease) in net assets resulting from shares transactions	(6,539,894)	(9,667,773)	(48,789,810)	34,143,495
Increase (Decrease) in Net Assets	(16,761,746)	86,771	(60,238,904)	45,205,921
NET ASSETS:
Beginning of period	72,539,875	72,453,104	98,964,229	53,758,308
End of period	$55,778,129	$72,539,875	$38,725,325	$98,964,229
Undistributed net investment income (loss) at end of period	$74,388	$91,142	$239,217	$109,282
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,600,000	5,000,000	1,350,000	10,300,000
Shares repurchased	(3,000,000)	(5,700,000)	(5,450,000)	(7,000,000)
Shares outstanding, beginning of period	4,250,000	4,950,000	7,900,000	4,600,000
Shares outstanding, end of period	3,850,000	4,250,000	3,800,000	7,900,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.63		$14.91		$11.03		$17.33	$17.46	$16.35
Net investment income*	0.06		0.11		0.06		0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	(1.46)		2.72		3.91		(6.30)	(0.16)	1.11
Total from investment operations	(1.40)		2.83		3.97		(6.22)	(0.09)	1.13
Distributions to shareholders from:
Net investment income	(0.07)		(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
Return of capital	—		—		—		—	—	0.00 (a)
Total distributions	(0.07)		(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
Net asset value at end of period	$16.16		$17.63		$14.91		$11.03	$17.33	$17.46
Share price at end of period**	$16.18		$17.63		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN***	(7.92)%		19.08%		36.15%		(35.93)%	(0.56)%	6.92%
SHARE PRICE TOTAL RETURN***	(7.81)%		19.08%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$171,341		$196,574		$230,334		$281,172	$665,609	$277,598
Ratio to average net assets of:
Expenses, after Waivers^	0.63	%†	0.63%		0.61%		0.61%	0.63%	0.63%
Expenses, prior to Waivers^	0.64	%†	0.64%		0.61%		0.60%	0.60%	0.68%
Net investment income, after Waivers^	0.69	%†	0.73%		0.45%		0.60%	0.37%	0.13%
Portfolio turnover rate ††	42%		45%		67%		88%	46%	57%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.35		$18.05	$13.54	$19.27	$20.72	$17.41
Net investment income*	0.21		0.40	0.39	0.41	0.43	0.39
Net realized and unrealized gain (loss) on investments	(1.43)		2.33	4.52	(5.81)	(1.40)	3.21
Total from investment operations	(1.22)		2.73	4.91	(5.40)	(0.97)	3.60
Distributions to shareholders from:
Net investment income	(0.22)		(0.43)	(0.40)	(0.33)	(0.48)	(0.29)
Net asset value at end of period	$18.91		$20.35	$18.05	$13.54	$19.27	$20.72
Share price at end of period**	$18.91		$20.36	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN***	(5.98)%		15.50%	36.69%	(28.30)%	(4.78)%	20.85%
SHARE PRICE TOTAL RETURN***	(5.92)%		15.49%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$382,946		$422,319	$349,265	$262,699	$252,489	$292,130
Ratio to average net assets of:
Expenses, after Waivers^	0.60	%†	0.61%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.60	%†	0.61%	0.60%	0.61%	0.59%	0.67%
Net investment income, after Waivers^	2.22	%†	2.22%	2.46%	2.71%	2.14%	2.00%
Portfolio turnover rate ††	24%		40%	47%	77%	22%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.00 (a)	$0.01	$0.02	$0.00 (a)	$0.03

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

	Six Months Ended October 31, 2011		Year Ended April 30,				For the Period December 1, 2006* Through
	(Unaudited)		2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.42		$23.26	$17.56	$25.92	$27.00	$25.18
Net investment income**	0.27		0.37	0.27	0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	(2.25)		3.16	5.74	(8.44)	(1.14)	1.78
Total from investment operations	(1.98)		3.53	6.01	(8.10)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.35)		(0.37)	(0.31)	(0.26)	(0.21)	(0.08)
Net asset value at end of period	$24.09		$26.42	$23.26	$17.56	$25.92	$27.00
Share price at end of period***	$24.10		$26.42	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN****	(7.46	) %	15.40%	34.56%	(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	(7.39	) %	15.40%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,885		$35,673	$38,376	$33,355	$25,922	$10,798
Ratio to average net assets of:
Expenses, after Waivers^	0.47	%†	0.65%	0.65%	0.65%	0.73%	0.74%††
Expenses, prior to Waivers^	0.91	%†	0.99%	0.88%	0.93%	1.38%	1.45%††
Net investment income, after Waivers)^	2.25	%†	1.61%	1.32%	1.71%	1.03%	1.05%††
Portfolio turnover rate ††	52%		41%	62%	57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)		$(0.03)	$(0.01)	$0.04	$0.06	$(0.01)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

	For the Period June 13, 2011* Through October 31, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.00
Net investment income**	0.10
Net realized and unrealized gain (loss) on investments	(0.15)
Total from investment operations	(0.05)
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value at end of period	$19.88
Share price at end of period***	$19.92
NET ASSET VALUE, TOTAL RETURN****	(0.26	)%(a)
SHARE PRICE TOTAL RETURN****	(0.06	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1.988
Ratio to average net assets of:
Expenses, after Waivers	0.39	%†
Expenses, prior to Waivers	9.08	%†
Net investment income, after Waivers	1.40	%†
Portfolio turnover rate ††	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to October 31, 2011 was 1.36%. The share price total return from Fund Inception to October 31, 2011 was 1.67%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

	For the Period June 13, 2011* Through October 31, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.00
Net investment income**	0.15
Net realized and unrealized gain (loss) on investments	(1.43)
Total from investment operations	(1.28)
Distributions to shareholders from:
Net investment income	(0.14)
Net asset value at end of period	$18.58
Share price at end of period***	$18.61
NET ASSET VALUE, TOTAL RETURN****	(6.35	)%(a)
SHARE PRICE TOTAL RETURN****	(6.20	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,292
Ratio to average net assets of:
Expenses, after Waivers	0.39	%†
Expenses, prior to Waivers	3.51	%†
Net investment income, after Waivers	2.22	%†
Portfolio turnover rate ††	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

	Six Months Ended October 31, 2011	Year Ended April 30,						For the Period December 1, 2006* Through
	(Unaudited)	2011		2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.15	$23.05		$16.30		$25.47	$27.98	$25.26
Net investment income**	0.12	0.21		0.18		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	(2.71)	4.10		6.73		(9.17)	(2.49)	2.68
Total from investment operations	(2.59)	4.31		6.91		(9.04)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.12)	(0.21)		(0.16)		(0.13)	(0.13)	(0.06)
Net asset value at end of period	$24.44	$27.15		$23.05		$16.30	$25.47	$27.98
Share price at end of period***	$24.47	$27.15		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN****	(9.55)%	18.84%		42.59%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	(9.44)%	18.89%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,774	$23,081		$25,353		$17,929	$25,469	$11,190
Ratio to average net assets of:
Expenses, after Waivers^	0.46%†	0.65%		0.65%		0.65%	0.73%	0.74	%†
Expenses, prior to Waivers^	1.04%†	1.20%		1.11%		1.17%	1.34%	1.55	%†
Net investment income, after Waivers^	0.98%†	0.88%		0.92%		0.67%	0.42%	0.91	%†
Portfolio turnover rate ††	69%	47%		76%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.00	)(b)	$(0.00	)(b)	$0.01	$(0.01)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to October 31, 2011 was (5.12)%. The share price total return from Fund Inception to October 31, 2011 was (4.82)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.13	$19.11	$13.87		$22.29	$21.09	$18.79
Net investment income (loss)*	0.04	(0.01)	0.00	(a)	(0.01)	0.00 (a)	(0.03)
Net realized and unrealized gain (loss) on investments	(3.34)	5.09	5.25		(8.41)	1.20	2.44
Total from investment operations	(3.30)	5.08	5.25		(8.42)	1.20	2.41
Distributions to shareholders from:
Net investment income	—	—	(0.00	)(a)	—	—	(0.11)
Return of capital	—	(0.06)	(0.01)		—	0.00 (a)	0.00 (a)
Total distributions	—	(0.06)	(0.01)		—	0.00 (a)	(0.11)
Net asset value at end of period	$20.83	$24.13	$19.11		$13.87	$22.29	$21.09
Share price at end of period**	$20.85	$24.13	$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN***	(13.68)%	26.61%	37.89%		(37.78)%	5.70%	12.91%
SHARE PRICE TOTAL RETURN***	(13.59)%	26.67%	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$94,792	$130,290	$128,044		$140,038	$390,146	$189,794
Ratio to average net assets of:
Expenses, after Waivers^	0.46%†	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.56%†	0.69%	0.66%		0.61%	0.60%	0.73%
Net investment income (loss), after Waivers^	0.39%†	(0.06)%	0.03%		(0.07)%	(0.01)%	(0.15)%
Portfolio turnover rate ††	60%	49%	75%		81%	80%	69%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$0.00 (a)	$(0.00	)(a)	$0.01	$(0.01)	$0.02

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.07		$15.37		$11.16		$16.89	$20.25	$17.22
Net investment income**	0.10		0.15		0.23		0.26	0.22	0.29
Net realized and unrealized gain (loss) on investments	(1.71)		1.70		4.24		(5.75)	(3.32)	2.97
Total from investment operations	(1.61)		1.85		4.47		(5.49)	(3.10)	3.26
Distributions to shareholders from:
Net investment income	(0.08)		(0.15)		(0.26)		(0.24)	(0.26)	(0.23)
Net asset value at end of period	$15.38		$17.07		$15.37		$11.16	$16.89	$20.25
Share price at end of period***	$15.40		$17.07		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN****	(9.42)%		12.16%		40.58%		(32.71)%	(15.47)%	19.14%
SHARE PRICE TOTAL RETURN****	(9.30)%		12.24%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$32,297		$40,970		$43,818		$39,056	$79,380	$109,356
Ratio to average net assets of:
Expenses, after Waivers^	0.46	%†	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.84	%†	0.91%		0.84%		0.78%	0.68%	0.82%
Net investment income, after Waivers^	1.23	%†	0.99%		1.76%		1.95%	1.14%	1.64%
Portfolio turnover rate ††	73%		65%		86%		94%	53%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period December 1, 2006* Through
	(Unaudited)	2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.32	$21.07		$15.03	$23.31	$26.68	$25.17
Net investment income**	0.09	0.09		0.11	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	(3.32)	4.25		6.08	(8.31)	(3.13)	1.51
Total from investment operations	(3.23)	4.34		6.19	(8.23)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)		(0.14)	(0.05)	(0.08)	0.00	(a)
Return of capital	—	—		(0.01)	—	(0.22)	—
Total distributions	(0.07)	(0.09)		(0.15)	(0.05)	(0.30)	0.00	(a)
Net asset value at end of period	$22.02	$25.32		$21.07	$15.03	$23.31	$26.68
Share price at end of period***	$22.05	$25.33		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN****	(12.75)%	20.64%		41.37%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	(12.66)%	20.80%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,312	$18,991		$18,960	$13,530	$16,314	$8,005
Ratio to average net assets of:
Expenses, after Waivers^	0.46%†	0.65%		0.65%	0.65%	0.79%	0.74	%†
Expenses, prior to Waivers^	1.27%†	1.41%		1.26%	1.35%	1.96%	1.55	%†
Net investment income, after Waivers^	0.77%†	0.42%		0.59%	0.47%	0.26%	0.04	%†
Portfolio turnover rate ††	78%	68%		93%	81%	103%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$0.00 (a)	$0.01	$0.05	$0.00	(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.03	$14.12	$10.49	$15.71	$18.59		$18.51
Net investment income (loss)**	0.02	(0.05)	0.05	0.01	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	(2.83)	4.96	3.67	(5.23)	(2.83)		0.13
Total from investment operations	(2.81)	4.91	3.72	(5.22)	(2.88)		0.08
Distributions to shareholders from:
Net investment income	—	—	(0.07)	—	—		—
Return of Capital	—	—	(0.02)	—	—		—
Total distributions	—	—	(0.09)	—	—		—
Net asset value at end of period	$16.22	$19.03	$14.12	$10.49	$15.71		$18.59
Share price at end of period***	$16.22	$19.05	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN****	(14.77)%	34.77%	35.60%	(33.23)%	(15.49)%		0.43%
SHARE PRICE TOTAL RETURN****	(14.86)%	35.11%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$37,298	$109,451	$32,473	$31,484	$51,846		$61,347
Ratio to average net assets of:
Expenses, after Waivers^	0.52%†	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers^	0.65%†	0.93%	0.94%	0.86%	0.77%		0.84%
Net investment income (loss), after Waivers^	0.18%†	(0.37)%	0.41%	0.11%	(0.27)%		(0.32)%
Portfolio turnover rate ††	132%	57%	113%	109%	78%		114%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$(0.10)	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.07		$14.64		$10.38	$15.80	$18.68	$17.01
Net investment income*	0.08		0.16		0.09	0.12	0.16	0.13
Net realized and unrealized gain (loss) on investments	(2.58)		2.45		4.25	(5.43)	(2.47)	1.67
Total from investment operations	(2.50)		2.61		4.34	(5.31)	(2.31)	1.80
Distributions to shareholders from:
Net investment income	(0.08)		(0.18)		(0.08)	(0.11)	(0.16)	(0.13)
Return of capital	—		—		—	—	(0.41)	—
Total distributions	(0.08)		(0.18)		(0.08)	(0.11)	(0.57)	(0.13)
Net asset value at end of period	$14.49		$17.07		$14.64	$10.38	$15.80	$18.68
Share price at end of period**	$14.51		$17.08		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN***	(14.63)%		18.03%		42.03%	(33.69)%	(12.51)%	10.64%
SHARE PRICE TOTAL RETURN***	(14.56)%		18.26%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$55,778		$72,540		$72,453	$62,253	$91,667	$117,680
Ratio to average net assets of:
Expenses, after Waivers^	0.46	%†	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.66	%†	0.80%		0.74%	0.73%	0.67%	0.80%
Net investment income, after Waivers^	1.03	%†	1.14%		0.73%	1.00%	0.91%	0.73%
Portfolio turnover rate ††	83%		90%		116%	98%	86%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.53	$11.69	$8.10	$13.63	$18.32	$17.47
Net investment income*	0.05	0.04	0.04	0.12	0.16	0.06
Net realized and unrealized gain (loss) on investments	(2.32)	0.88	3.62	(5.48)	(4.73)	0.81
Total from investment operations	(2.27)	0.92	3.66	(5.36)	(4.57)	0.87
Distributions to shareholders from:
Net investment income	(0.07)	(0.08)	(0.07)	(0.17)	(0.12)	(0.02)
Net asset value at end of period	$10.19	$12.53	$11.69	$8.10	$13.63	$18.32
Share price at end of period**	$10.20	$12.52	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN***	(18.16)%	7.97%	45.49%	(39.70)%	(25.07)%	4.99%
SHARE PRICE TOTAL RETURN***	(18.01)%	7.97%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$38,725	$98,964	$53,758	$46,960	$94,068	$192,310
Ratio to average net assets of:
Expenses, after Waivers r^	0.70%†	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses, prior to Waivers^	0.87%†	0.85%	0.93%	0.86%	0.71%	0.78%
Net investment income, after Waivers^	0.97%†	0.39%	0.38%	1.11%	0.99%	0.36%
Portfolio turnover rate ††	39%	61%	78%	51%	54%	72%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.04	$(0.03)	$0.01	$0.00 (a)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Value Portfolio (PWV)	"Dynamic Large Cap Value Portfolio"

PowerShares Fundamental Pure Large Core Portfolio (PXLC) (formerly PowerShares Dynamic Large Cap Portfolio)	"Fundamental Pure Large Core Portfolio"

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	"Fundamental Pure Large Growth Portfolio"

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	"Fundamental Pure Large Value Portfolio"

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (formerly PowerShares Dynamic Mid Cap Portfolio)	"Fundamental Pure Mid Core Portfolio"

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) (formerly PowerShares Dynamic Mid Cap Growth Portfolio)	"Fundamental Pure Mid Growth Portfolio"

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (formerly PowerShares Dynamic Mid Cap Value Portfolio)	"Fundamental Pure Mid Value Portfolio"

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (formerly PowerShares Dynamic Small Cap Portfolio)	"Fundamental Pure Small Core Portfolio"

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (formerly PowerShares Dynamic Small Cap Growth Portfolio)	"Fundamental Pure Small Growth Portfolio"

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (formerly PowerShares Dynamic Small Cap Value Portfolio)	"Fundamental Pure Small Value Portfolio"

PowerShares Zacks Micro Cap Portfolio (PZI)	"Zacks Micro Cap Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index

Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index

Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index

Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index

Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index

Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index

Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index

Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index

Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index

Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and they may be more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio's investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Core Risk. For the Fundamental Pure Large Core Portfolio, Fundamental Pure Mid Core Portfolio and Fundamental Pure Small Core Portfolio, the returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Value Risk. For the Dynamic Large Cap Value Portfolio, Fundamental Pure Large Value Portfolio, Fundamental Pure Mid Value Portfolio and the Fundamental Pure Small Value Portfolio, "value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Growth Risk. For the Dynamic Large Cap Growth Portfolio, Fundamental Pure Large Growth Portfolio, Fundamental Pure Mid Growth Portfolio and the Fundamental Pure Small Growth Portfolio, the market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC ( the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective May 24, 2011, the PowerShares Zacks Micro Cap Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a Fund's policy to obtain additional

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. Each of the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund's average daily net assets per year, at least until August 31, 2012, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/12	04/30/13	04/30/14	10/31/14
Dynamic Large Cap Growth Portfolio	$36,781	$—	$—	$25,671	$11,110
Dynamic Large Cap Value Portfolio	266	—	—	266	—
Fundamental Pure Large Core Portfolio	301,329	40,869	87,338	112,727	60,395
Fundamental Pure Large Growth Portfolio	65,363	—	—	—	65,363
Fundamental Pure Large Value Portfolio	64,943	—	—	—	64,943
Fundamental Pure Mid Core Portfolio	329,064	46,668	100,743	120,297	61,356
Fundamental Pure Mid Growth Portfolio	194,872	31,921	40,253	67,548	55,150
Fundamental Pure Mid Value Portfolio	310,510	50,002	88,953	110,527	61,028
Fundamental Pure Small Core Portfolio	346,581	50,217	104,165	128,503	63,696
Fundamental Pure Small Growth Portfolio	313,054	51,599	100,065	112,773	48,617
Fundamental Pure Small Value Portfolio	283,101	41,910	74,211	106,105	60,875
Zacks Micro Cap Portfolio	341,742	65,095	109,697	115,423	51,527

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Fundamental Pure Large Core Portfolio	Research Affiliates, LLC

Fundamental Pure Large Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Large Value Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Core Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Mid Value Portfolio	Research Affiliates, LLC

Fundamental Pure Small Core Portfolio	Research Affiliates, LLC

Fundamental Pure Small Growth Portfolio	Research Affiliates, LLC

Fundamental Pure Small Value Portfolio	Research Affiliates, LLC

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds' Adviser is a subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the six-month period ended October 31, 2011.

Fundamental Pure Mid Value Portfolio

	Value 04/30/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Realized Gain	Value 10/31/2011	Dividend Income
Invesco Ltd.	$—	$203,003	$(1,172)	$(21,827)	$4	$180,008	$1,012

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Except for the Funds listed below, as of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the six-month period ended October 31, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Fundamental Pure Mid Core Portfolio
Equity Securities	$20,761,679	$—	$5,388	$20,767,067
Money Market Fund	76,863	—	—	76,863
Total	$20,838,542	$—	$5,388	$20,843,930
Fundamental Pure Small Value Portfolio
Equity Securities	$55,757,216	$5,723	$—	$55,762,939
Rights	—	894	—	894
Money Market Fund	60,265	—	—	60,265
Total	$55,817,481	$6,617	$—	$55,824,098

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire as of April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$241,473,163
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	101,575,279
Fundamental Pure Large Core Portfolio	—	—	87,112	2,328,337	5,621,834	1,626,267	9,663,550
Fundamental Pure Mid Core Portfolio	—	—	628,828	3,815,763	3,611,366	744,805	8,800,762

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	2014	2015	2016	2017	2018	2019	Total*
Fundamental Pure Mid Growth Portfolio	$422,220	$8,055,857	$5,112,579	$54,769,394	$82,364,246	$12,044,018	$162,768,314
Fundamental Pure Mid Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,996,863	2,751,188	42,414,990
Fundamental Pure Small Core Portfolio	—	—	1,028,299	2,738,120	2,009,294	2,491,502	8,267,215
Fundamental Pure Small Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	4,548,082	45,413,519
Fundamental Pure Small Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,588,502	5,338,776	44,723,783
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,380,833	7,234,040	79,852,330

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the fiscal six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$77,513,623	$76,684,610
Dynamic Large Cap Value Portfolio	94,165,058	95,624,971
Fundamental Pure Large Core Portfolio	14,706,531	15,004,788
Fundamental Pure Large Growth Portfolio	7,821	30,960
Fundamental Pure Large Value Portfolio	50,463	49,893
Fundamental Pure Mid Core Portfolio	14,859,822	14,769,838
Fundamental Pure Mid Growth Portfolio	66,499,230	65,146,470
Fundamental Pure Mid Value Portfolio	24,853,996	24,257,467
Fundamental Pure Small Core Portfolio	12,451,921	13,064,102
Fundamental Pure Small Growth Portfolio	93,452,180	95,319,882
Fundamental Pure Small Value Portfolio	59,178,096	59,631,231
Zacks Micro Cap Portfolio	24,910,460	27,610,867

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$63,722,179	$73,257,218
Dynamic Large Cap Value Portfolio	173,024,738	178,218,279
Fundamental Pure Large Core Portfolio	21,172,648	30,525,057
Fundamental Pure Large Growth Portfolio	2,978,348	937,501

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Securities Received	Securities Delivered
Fundamental Pure Large Value Portfolio	$12,894,920	$3,510,479
Fundamental Pure Mid Core Portfolio	20,632,312	20,712,148
Fundamental Pure Mid Growth Portfolio	97,272,390	116,410,698
Fundamental Pure Mid Value Portfolio	31,028,340	36,976,857
Fundamental Pure Small Core Portfolio	13,517,976	15,159,714
Fundamental Pure Small Growth Portfolio	125,036,853	176,906,592
Fundamental Pure Small Value Portfolio	43,066,995	49,212,302
Zacks Micro Cap Portfolio	16,512,938	62,553,665

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At October 31, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$154,585,649	$16,979,148	$22,564,097	$(5,584,949)
Dynamic Large Cap Value Portfolio	368,879,257	14,136,133	27,080,712	(12,944,579)
Fundamental Pure Large Core Portfolio	22,885,890	25,929	875,903	(849,974)
Fundamental Pure Large Growth Portfolio	2,050,843	(35,899)	79,642	(115,541)
Fundamental Pure Large Value Portfolio	9,000,728	312,327	402,685	(90,358)
Fundamental Pure Mid Core Portfolio	21,583,024	(739,094)	992,954	(1,732,048)
Fundamental Pure Mid Growth Portfolio	100,503,006	(5,540,522)	4,421,747	(9,962,269)
Fundamental Pure Mid Value Portfolio	33,606,996	(1,237,215)	1,297,110	(2,534,325)
Fundamental Pure Small Core Portfolio	14,894,522	(510,395)	834,079	(1,344,474)
Fundamental Pure Small Growth Portfolio	40,363,170	(2,976,017)	1,579,770	(4,555,787)
Fundamental Pure Small Value Portfolio	60,358,648	(4,534,550)	2,274,925	(6,809,475)
Zacks Micro Cap Portfolio	39,863,757	(995,704)	3,020,568	(4,016,272)

Note 8. Trustees' Fees

The Fund compensates each Independent Trustee. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Consideration Regarding Approval of Investment Advisory Agreement for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio

At a meeting held on March 22, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio (each, a "New Fund" and collectively, the "New Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each New Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationships with the New Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each New Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the New Funds, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the New Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the New Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each New Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each New Fund's proposed advisory fee and net expense ratio, as compared to information compiled from Lipper Inc. databases on the average and median advisory fee and net expense ratio of comparable ETFs for each New Fund, as well as each New Fund's respective Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2011 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay a portion of fund expenses for each New Fund (an "Expense Cap"). The Trustees noted that each New Fund's advisory fee and net expense ratio generally were within an acceptable range of the average and median advisory fees and net expense ratios

Board Consideration Regarding Approval of Investment Advisory Agreement for PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio (Continued)

of the ETFs in its ETF universe, and were generally lower than the average and median advisory fees and net expense ratios of each New Fund's Lipper peer group. The Trustees considered each New Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees also noted the Adviser's representation that each New Fund's advisory fee was competitive with those of its ETF peers. The Board concluded that the advisory fee to be charged to each New Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the New Funds and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the New Funds appeared to be reasonable in comparison with the cost of providing investment advisory services to the New Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each New Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of a New Fund would be enjoyed by the Adviser if the expenses of the New Fund exceed its Expense Cap, but that shareholders of the New Fund would benefit from the lower expense ratio as a results of the New Fund's Expense Cap. The Trustees considered whether the advisory fee rate for each New Fund is reasonable in relation to the projected asset size of the New Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the New Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each New Fund. No single factor was determinative in the Board's analysis.

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VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-5

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Dynamic MagniQuant Portfolio (PIQ)

PowerShares Dynamic Market Portfolio (PWC)

PowerShares Dynamic OTC Portfolio (PWO)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)	5

PowerShares Dynamic Market Portfolio (PWC)	8

PowerShares Dynamic OTC Portfolio (PWO)	10

PowerShares FTSE RAFI US 1000 Portfolio (PRF)	12

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	23

Statements of Assets and Liabilities	39

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	47

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	1,273	439	22	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	05/01/03	2,029	881	72	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	2,029	875	39	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1,469	761	17	5	0	0	2
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	1,289	555	25	4	0	2	2

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	794	13	3	0	0	0
PWC	1,046	12	4	0	0	0
PWO	1,074	19	4	0	0	0
PRF	649	24	9	2	0	0
PRFZ	661	36	4	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio (PIQ) Actual	$1,000.00	$883.36	0.65%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Market Portfolio (PWC) Actual	$1,000.00	$863.32	0.60%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares Dynamic OTC Portfolio (PWO) Actual	$1,000.00	$862.53	0.60%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares FTSE RAFI US 1000 Portfolio (PRF) Actual	$1,000.00	$903.94	0.39%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	0.39%	$1.98
PowerShares FTSE RAFI US 1500 Small-Mid (PRFZ) Portfolio Actual	$1,000.00	$858.56	0.39%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	0.39%	$1.98

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

4

Portfolio Composition

PowerShares Dynamic MagniQuant Portfolio (PIQ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Consumer Discretionary	24.3
Financials	17.0
Information Technology	14.6
Energy	13.2
Health Care	11.7
Industrials	8.9
Consumer Staples	5.0
Materials	4.4
Telecommunication Services	0.5
Money Market Fund	0.5
Utilities	0.4
Liabilities in excess of other assets	(0.5)

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—24.3%
10,990	American Axle & Manufacturing Holdings, Inc.*	$106,493
2,319	American Public Education, Inc.*	83,043
5,149	Ameristar Casinos, Inc.	95,256
299	AutoZone, Inc.*	96,753
1,639	Bed Bath & Beyond, Inc.*	101,356
4,700	Bravo Brio Restaurant Group, Inc.*	91,321
4,185	Bridgepoint Education, Inc.*	90,689
5,462	Career Education Corp.*	88,102
3,885	CBS Corp., Class B	100,272
30,306	Charming Shoppes, Inc.*	105,162
6,717	Chico's FAS, Inc.	83,022
1,644	Coach, Inc.	106,975
2,077	Coinstar, Inc.*	99,156
3,324	Crocs, Inc.*	58,735
1,978	Dillard's, Inc., Class A	101,926
2,117	DIRECTV, Class A*	96,239
4,047	DISH Network Corp., Class A*	97,816
3,336	Domino's Pizza, Inc.*	106,852
4,432	Foot Locker, Inc.	96,884
3,936	General Motors Co.*	101,746
2,338	Group 1 Automotive, Inc.	106,519
1,269	ITT Educational Services, Inc.*	78,627
2,038	Lear Corp.	95,603
1,353	Liberty Media Corp. - Capital, Class A*	103,937
9,425	Lincoln Educational Services Corp.	88,124
5,212	Lithia Motors, Inc., Class A	107,211
1,721	Lululemon Athletica, Inc.*	97,202
2,436	Penn National Gaming, Inc.*	87,696

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,759	Polaris Industries, Inc.	$111,415
179	Priceline.com, Inc.*	90,882
684	Ralph Lauren Corp.	108,612
3,012	Red Robin Gourmet Burgers, Inc.*	75,511
1,222	Ross Stores, Inc.	107,206
6,094	Select Comfort Corp.*	126,572
5,807	Stage Stores, Inc.	90,763
2,764	Sturm Ruger & Co., Inc.	83,804
1,635	Tempur-Pedic International, Inc.*	111,278
4,325	Thor Industries, Inc.	114,353
1,646	TJX Cos., Inc. (The)	96,999
1,517	Tractor Supply Co.	107,616
3,058	True Religion Apparel, Inc.*	103,727
2,377	TRW Automotive Holdings Corp.*	100,072
1,390	Tupperware Brands Corp.	78,591
2,115	Vitamin Shoppe, Inc.*	79,757
267	Washington Post Co. (The), Class B	90,823
1,501	Weight Watchers International, Inc.	112,005
18,147	Wet Seal, Inc. (The), Class A*	76,036
641	Wynn Resorts Ltd.	85,125
		4,623,864
	Consumer Staples—5.0%
2,119	Casey's General Stores, Inc.	104,996
1,064	Hansen Natural Corp.*	94,792
1,655	Herbalife Ltd. (Cayman Islands)	103,206
3,969	Kroger Co. (The)	92,001
817	Lorillard, Inc.	90,409
1,301	Philip Morris International, Inc.	90,901
2,369	Ruddick Corp.	103,549

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,412	Smithfield Foods, Inc.*	$100,858
2,608	Walgreen Co.	86,586
13,617	Winn-Dixie Stores, Inc.*	86,332
		953,630
	Energy—13.2%
2,013	Bill Barrett Corp.*	83,741
1,251	Cabot Oil & Gas Corp.	97,228
609	CARBO Ceramics, Inc.	82,733
929	Chevron Corp.	97,591
1,374	ConocoPhillips	95,699
3,321	CVR Energy, Inc.*	82,228
1,651	EQT Corp.	104,838
3,951	Gulf Island Fabrication, Inc.	110,035
5,661	Helix Energy Solutions Group, Inc.*	102,238
2,547	HollyFrontier Corp.	78,167
6,653	Key Energy Services, Inc.*	86,023
2,581	Marathon Petroleum Corp.	92,658
9,110	Matrix Service Co.*	96,748
2,130	ONEOK Partners LP	106,500
17,015	Parker Drilling Co.*	94,093
3,809	Patterson-UTI Energy, Inc.	77,399
8,001	Pioneer Drilling Co.*	79,130
2,641	QEP Resources, Inc.	93,888
2,075	Rosetta Resources, Inc.*	92,006
3,903	RPC, Inc.	72,479
1,253	SM Energy Co.	103,886
3,814	Stone Energy Corp.*	92,642
4,058	Tesoro Corp.*	105,265
2,004	Unit Corp.*	98,316
4,313	Valero Energy Corp.	106,100
4,555	W&T Offshore, Inc.	89,688
5,227	Western Refining, Inc.*	83,527
		2,504,846
	Financials—17.0%
4,204	1st Source Corp.	101,064
1,442	ACE Ltd.	104,040
2,533	Aflac, Inc.	114,213
9,396	American Equity Investment Life Holding Co.	101,853
2,798	American Financial Group, Inc.	100,252
1,217	American National Insurance Co.	86,967
3,986	AmTrust Financial Services, Inc.	101,165
2,756	Arch Capital Group Ltd.*	99,133
3,900	Aspen Insurance Holdings Ltd. (Bermuda)	103,311
3,672	CBOE Holdings, Inc.	95,949
14,977	CNO Financial Group, Inc.*	93,606
2,495	Cohen & Steers, Inc.	67,789
1,366	Credit Acceptance Corp.*	94,145
1,828	Cullen/Frost Bankers, Inc.	89,645
3,631	Discover Financial Services	85,546
3,166	FBL Financial Group, Inc., Class A	103,370

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,199	First American Financial Corp.	$74,388
3,116	Hancock Holding Co.	94,415
7,706	HFF, Inc., Class A*	84,766
8,213	Investment Technology Group, Inc.*	93,710
14,020	KeyCorp	98,981
4,666	Lincoln National Corp.	88,887
3,033	MarketAxess Holdings, Inc.	88,655
3,024	Moody's Corp.	107,322
3,803	Principal Financial Group, Inc.	98,041
1,286	ProAssurance Corp.	98,443
5,026	Protective Life Corp.	93,484
1,893	Prudential Financial, Inc.	102,601
2,039	SVB Financial Group*	93,672
8,713	Symetra Financial Corp.	80,770
5,445	United Fire & Casualty Co.	102,420
3,657	Validus Holdings Ltd.	100,056
2,251	W.P. Carey & Co. LLC	90,040
5,539	Zions Bancorp.	96,157
		3,228,856
	Health Care—11.7%
2,354	Aetna, Inc.	93,595
2,339	AmerisourceBergen Corp.	95,431
4,238	AmSurg Corp.*	107,349
2,965	Centene Corp.*	104,220
1,384	Cerner Corp.*	87,787
2,706	Charles River Laboratories International, Inc.*	87,350
2,006	CIGNA Corp.	88,946
1,366	Computer Programs & Systems, Inc.	69,762
2,857	Coventry Health Care, Inc.*	90,881
3,950	Health Net, Inc.*	109,770
1,228	Humana, Inc.	104,245
2,366	Jazz Pharmaceuticals, Inc.*	92,179
1,334	Kinetic Concepts, Inc.*	91,232
1,906	Magellan Health Services, Inc.*	98,102
1,176	McKesson Corp.	95,903
4,905	Molina Healthcare, Inc.*	103,888
5,505	Momenta Pharmaceuticals, Inc.*	81,474
1,220	MWI Veterinary Supply, Inc.*	92,110
3,239	Questcor Pharmaceuticals, Inc.*	131,536
1,969	UnitedHealth Group, Inc.	94,492
1,373	Watson Pharmaceuticals, Inc.*	92,211
2,047	WellCare Health Plans, Inc.*	100,323
1,490	WellPoint, Inc.	102,661
		2,215,447
	Industrials—8.9%
1,608	Alaska Air Group, Inc.*	106,980
1,722	Clean Harbors, Inc.*	100,341
3,771	Colfax Corp.*	95,256
2,212	Cubic Corp.	104,229

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,568	Fluor Corp.	$89,141
2,972	Huron Consulting Group, Inc.*	107,022
3,710	Insperity, Inc.	95,644
2,851	Iron Mountain, Inc.	88,181
3,145	KBR, Inc.	87,777
6,212	Kelly Services, Inc., Class A	101,566
1,704	Kirby Corp.*	104,864
1,229	Lockheed Martin Corp.	93,281
3,771	Macquarie Infrastructure Co. LLC	99,441
1,381	Norfolk Southern Corp.	102,180
37,979	Pendrell Corp.*	94,188
8,680	Primoris Services Corp.	113,014
2,028	Ryder System, Inc.	103,306
		1,686,411
	Information Technology—14.6%
1,744	Accenture PLC, Class A (Ireland)	105,093
3,066	ACI Worldwide, Inc.*	94,034
1,001	Alliance Data Systems Corp.*	102,542
235	Apple, Inc.*	95,123
10,240	Brightpoint, Inc.*	103,936
10,148	Cadence Design Systems, Inc.*	112,338
3,814	Cardtronics, Inc.*	95,083
6,127	Dell, Inc.*	96,868
6,082	Electro Rent Corp.	97,738
3,511	Fair Isaac Corp.	96,026
7,903	GT Advanced Technologies, Inc.*	64,805
4,574	Heartland Payment Systems, Inc.	99,530
2,368	IAC/InterActiveCorp.*	96,685
4,924	Insight Enterprises, Inc.*	83,216
532	International Business Machines Corp.	98,223
8,044	IXYS Corp.*	109,961
10,406	Kulicke & Soffa Industries, Inc.*	100,418
13,315	LSI Corp.*	83,219
277	MasterCard, Inc., Class A	96,186
2,443	MAXIMUS, Inc.	98,551
3,281	Novellus Systems, Inc.*	113,359
13,597	Photronics, Inc.*	85,253
2,014	Tech Data Corp.*	99,049
9,731	TeleNav, Inc.*	83,395
1,849	Teradata Corp.*	110,311
6,537	Tessera Technologies, Inc.*	90,015
9,037	TiVo, Inc.*	97,871
8,319	Vishay Intertechnology, Inc.*	89,429
3,182	Western Digital Corp.*	84,768
		2,783,025
	Materials—4.4%
499	CF Industries Holdings, Inc.	80,973
2,278	Eastman Chemical Co.	89,503
1,753	Haynes International, Inc.	102,533
2,530	LSB Industries, Inc.*	89,638

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
558	NewMarket Corp.	$108,330
3,005	OM Group, Inc.*	86,874
1,915	Rockwood Holdings, Inc.*	88,167
507	Terra Nitrogen Co. LP	86,388
2,441	W.R. Grace & Co.*	102,009
		834,415
	Telecommunication Services—0.5%
8,050	IDT Corp., Class B	92,575
	Utilities—0.4%
2,631	El Paso Electric Co.	84,271
	Total Common Stocks and Other Equity Interests (Cost $19,139,563)	19,007,340
	Money Market Fund—0.5%
90,454	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $90,454)	90,454
	Total Investments (Cost $19,230,017)—100.5%	19,097,794
	Liabilities in excess of other assets—(0.5)%	(95,497)
	Net Assets—100.0%	$19,002,297

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Market Portfolio (PWC)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	19.2
Financials	13.1
Energy	12.9
Consumer Discretionary	12.1
Health Care	11.4
Industrials	11.1
Consumer Staples	10.3
Utilities	3.8
Materials	3.7
Telecommunication Services	2.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.1%
25,772	Bravo Brio Restaurant Group, Inc.*	$500,750
22,943	Bridgepoint Education, Inc.*	497,174
10,846	Dillard's, Inc., Class A	558,894
67,724	DIRECTV, Class A*	3,078,733
276,824	Ford Motor Co.*	3,233,304
22,253	GNC Holdings, Inc., Class A*	550,762
6,961	ITT Educational Services, Inc.*	431,304
32,013	McDonald's Corp.	2,972,408
13,357	Penn National Gaming, Inc.*	480,852
15,158	Sturm Ruger & Co., Inc.	459,591
8,966	Tempur-Pedic International, Inc.*	610,226
10,308	Visteon Corp.*	573,331
99,502	Wet Seal, Inc. (The), Class A*	416,913
20,514	Wynn Resorts Ltd.	2,724,259
		17,088,501
	Consumer Staples—10.3%
41,750	B&G Foods, Inc.	885,935
8,411	Hansen Natural Corp.*	749,336
13,086	Herbalife Ltd. (Cayman Islands)	816,043
31,385	Kroger Co. (The)	727,504
72,006	Philip Morris International, Inc.	5,031,059
144,385	Walgreen Co.	4,793,582
11,655	Whole Foods Market, Inc.	840,559
107,689	Winn-Dixie Stores, Inc.*	682,748
		14,526,766
	Energy—12.9%
47,609	CVR Energy, Inc.*	1,178,799
36,508	HollyFrontier Corp.	1,120,431

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
232,556	Marathon Oil Corp.	$6,053,433
58,169	Tesoro Corp.*	1,508,904
288,494	Valero Energy Corp.	7,096,951
74,924	Western Refining, Inc.*	1,197,286
		18,155,804
	Financials—13.1%
56,618	Aflac, Inc.	2,552,905
45,011	American Equity Investment Life Holding Co.	487,919
13,404	American Financial Group, Inc.	480,265
19,096	AmTrust Financial Services, Inc.	484,656
45,496	Capital One Financial Corp.	2,077,348
71,747	CNO Financial Group, Inc.*	448,419
8,758	Cullen/Frost Bankers, Inc.	429,492
81,172	Discover Financial Services	1,912,412
15,167	FBL Financial Group, Inc., Class A	495,203
104,314	Lincoln National Corp.	1,987,182
85,012	Principal Financial Group, Inc.	2,191,609
6,160	ProAssurance Corp.	471,548
24,076	Protective Life Corp.	447,814
42,310	Prudential Financial, Inc.	2,293,201
9,769	SVB Financial Group*	448,788
41,743	Symetra Financial Corp.	386,958
10,785	W.P. Carey & Co. LLC	431,400
26,536	Zions Bancorp.	460,665
		18,487,784
	Health Care—11.4%
23,900	Allscripts Healthcare Solutions, Inc.*	457,685
69,030	AmerisourceBergen Corp.	2,816,424

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,489	AmSurg Corp.*	$493,656
13,634	Centene Corp.*	479,235
21,350	Community Health Systems, Inc.*	373,198
6,283	Computer Programs & Systems, Inc.	320,873
36,243	Humana, Inc.	3,076,669
10,883	Jazz Pharmaceuticals, Inc.*	424,002
6,134	Kinetic Concepts, Inc.*	419,504
18,506	Luminex Corp.*	406,392
22,559	Molina Healthcare, Inc.*	477,800
25,321	Momenta Pharmaceuticals, Inc.*	374,751
58,099	UnitedHealth Group, Inc.	2,788,171
40,523	Watson Pharmaceuticals, Inc.*	2,721,524
9,414	WellCare Health Plans, Inc.*	461,380
		16,091,264
	Industrials—11.1%
9,695	Alaska Air Group, Inc.*	645,008
45,545	Avis Budget Group, Inc.*	642,185
44,429	Deere & Co.	3,372,161
17,922	Huron Consulting Group, Inc.*	645,371
22,379	Insperity, Inc.	576,931
18,969	KBR, Inc.	529,425
37,467	Kelly Services, Inc., Class A	612,585
52,283	L-3 Communications Holdings, Inc.	3,543,742
51,827	Norfolk Southern Corp.	3,834,680
52,353	Primoris Services Corp.	681,636
15,940	URS Corp.*	569,058
		15,652,782
	Information Technology—19.2%
68,073	Accenture PLC, Class A (Ireland)	4,102,079
7,611	Alliance Data Systems Corp.*	779,671
77,143	Cadence Design Systems, Inc.*	853,973
28,993	Cardtronics, Inc.*	722,795
239,112	Dell, Inc.*	3,780,360
60,076	GT Advanced Technologies, Inc.*	492,623
34,771	Heartland Payment Systems, Inc.	756,617
18,002	IAC/InterActiveCorp.*	735,022
79,104	Kulicke & Soffa Industries, Inc.*	763,353
101,222	LSI Corp.*	632,638
10,797	MasterCard, Inc., Class A	3,749,150
15,312	Tech Data Corp.*	753,044
73,975	TeleNav, Inc.*	633,966
72,170	Teradata Corp.*	4,305,662
63,241	Vishay Intertechnology, Inc.*	679,841
124,162	Western Digital Corp.*	3,307,676
		27,048,470
	Materials—3.7%
23,053	CF Industries Holdings, Inc.	3,740,811
68,191	Mercer International, Inc.*	469,154
20,092	TPC Group, Inc.*	399,228

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,109	W.R. Grace & Co.*	$673,195
		5,282,388
	Telecommunication Services—2.4%
45,852	AT&T, Inc.	1,343,922
38,661	CenturyLink, Inc.	1,363,187
35,656	MetroPCS Communications, Inc.*	303,076
72,052	PAETEC Holding Corp.*	394,845
		3,405,030
	Utilities—3.8%
30,106	Avista Corp.	766,198
187,203	Duke Energy Corp.	3,822,685
31,643	Portland General Electric Co.	776,519
		5,365,402
	Total Common Stocks and Other Equity Interests (Cost $144,088,520)	141,104,191
	Money Market Fund—0.1%
179,970	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $179,970)	179,970
	Total Investments (Cost $144,268,490)—100.1%	141,284,161
	Liabilities in excess of other assets—(0.1)%	(142,466)
	Net Assets—100.0%	$141,141,695

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic OTC Portfolio (PWO)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Information Technology	54.9
Consumer Discretionary	16.6
Health Care	11.8
Financials	6.2
Industrials	4.8
Consumer Staples	2.6
Energy	1.5
Telecommunication Services	1.0
Materials	0.6
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.6%
9,725	Ameristar Casinos, Inc.	$179,912
5,439	Bob Evans Farms, Inc.	178,943
8,876	Bravo Brio Restaurant Group, Inc.*	172,461
6,277	Crocs, Inc.*	110,915
18,661	DIRECTV, Class A*	848,329
11,259	Dollar Tree, Inc.*	900,270
8,323	Fossil, Inc.*	862,762
9,376	Iconix Brand Group, Inc.*	168,299
4,600	Penn National Gaming, Inc.*	165,600
5,689	Red Robin Gourmet Burgers, Inc.*	142,623
34,271	Wet Seal, Inc. (The), Class A*	143,595
5,652	Wynn Resorts Ltd.	750,586
		4,624,295
	Consumer Staples—2.6%
5,948	Hansen Natural Corp.*	529,907
32,638	Winn-Dixie Stores, Inc.*	206,925
		736,832
	Energy—1.5%
5,946	Alliance Holdings GP LP	287,786
11,927	Green Plains Renewable Energy, Inc.*	124,757
		412,543
	Financials—6.2%
3,900	American National Insurance Co.	278,694
2,190	AmTrust Financial Services, Inc.	55,582
2,296	Bank of the Ozarks, Inc.	57,102
2,214	Home Bancshares, Inc.	51,918
1,666	MarketAxess Holdings, Inc.	48,697
7,208	National Penn Bancshares, Inc.	56,222

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,198	PacWest Bancorp	$56,413
5,483	Signature Bank*	305,677
3,532	State Bank Financial Corp.*	51,002
6,536	SVB Financial Group*	300,264
2,106	Texas Capital Bancshares, Inc.*	58,968
2,722	WesBanco, Inc.	54,059
788	World Acceptance Corp.*	53,308
17,752	Zions Bancorp.	308,175
		1,736,081
	Health Care—11.8%
1,669	Air Methods Corp.*	134,889
32,523	Allscripts Healthcare Solutions, Inc.*	622,815
5,051	AmSurg Corp.*	127,942
16,715	Cepheid, Inc.*	599,734
8,663	Cerner Corp.*	549,494
1,628	Computer Programs & Systems, Inc.	83,142
18,758	Depomed, Inc.*	84,036
7,381	IDEXX Laboratories, Inc.*	531,358
2,821	Jazz Pharmaceuticals, Inc.*	109,906
4,797	Luminex Corp.*	105,342
2,271	Magellan Health Services, Inc.*	116,888
6,562	Momenta Pharmaceuticals, Inc.*	97,118
1,454	MWI Veterinary Supply, Inc.*	109,777
		3,272,441
	Industrials—4.8%
6,108	Avis Budget Group, Inc.*	86,123
2,499	Ceradyne, Inc.*	83,617
18,378	Foster Wheeler AG (Switzerland)*	391,819
2,403	Huron Consulting Group, Inc.*	86,532
5,025	Kelly Services, Inc., Class A	82,159

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,930	Old Dominion Freight Line, Inc.*	$509,420
7,021	Primoris Services Corp.	91,413
		1,331,083
	Information Technology—54.9%
4,239	ACI Worldwide, Inc.*	130,010
72,941	Activision Blizzard, Inc.	976,680
2,145	Apple, Inc.*	868,253
7,422	Aspen Technology, Inc.*	128,698
16,902	Automatic Data Processing, Inc.	884,482
20,793	BMC Software, Inc.*	722,765
14,159	Brightpoint, Inc.*	143,714
13,874	Brooks Automation, Inc.	144,983
14,031	Cadence Design Systems, Inc.*	155,323
5,274	Cardtronics, Inc.*	131,481
4,540	CEVA, Inc.*	141,058
3,685	Cognex Corp.	124,885
3,724	CommVault Systems, Inc.*	158,568
56,009	Dell, Inc.*	885,502
8,409	Electro Rent Corp.	135,133
8,129	Electro Scientific Industries, Inc.*	99,905
38,269	Electronic Arts, Inc.*	893,581
17,479	Entegris, Inc.*	156,612
3,973	FEI Co.*	157,966
149,869	Flextronics International Ltd. (Singapore)*	983,890
10,926	GT Advanced Technologies, Inc.*	89,593
3,274	IAC/InterActiveCorp.*	133,677
6,808	Insight Enterprises, Inc.*	115,055
2,337	IPG Photonics Corp.*	123,534
11,122	IXYS Corp.*	152,038
23,196	KLA-Tencor Corp.	1,092,300
14,387	Kulicke & Soffa Industries, Inc.*	138,835
5,519	Liquidity Services, Inc.*	179,699
3,577	Manhattan Associates, Inc.*	151,486
1,085	MicroStrategy, Inc., Class A*	142,970
10,143	Newport Corp.*	140,481
10,936	NIC, Inc.	151,026
3,961	OPNET Technologies, Inc.	173,254
3,359	Pegasystems, Inc.	126,937
37,673	Polycom, Inc.*	622,735
13,999	S1 Corp.*	136,210
17,382	Sanmina-SCI Corp.*	153,135
50,230	Symantec Corp.*	854,412
2,785	Tech Data Corp.*	136,966
13,454	TeleNav, Inc.*	115,301
9,038	Tessera Technologies, Inc.*	124,453
12,495	TiVo, Inc.*	135,321
5,873	Ultratech, Inc.*	128,031
24,403	United Online, Inc.	144,222
27,047	VeriSign, Inc.	867,938

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,209	Xilinx, Inc.	$910,413
		15,263,511
	Materials—0.6%
3,470	Silgan Holdings, Inc.	130,264
1,832	TPC Group, Inc.*	36,402
		166,666
	Telecommunication Services—1.0%
7,210	Level 3 Communications, Inc.*	192,435
15,276	PAETEC Holding Corp.*	83,712
		276,147
	Total Common Stocks and Other Equity Interests (Cost $28,073,054)	27,819,599
	Money Market Fund—0.3%
98,947	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $98,947)	98,947
	Total Investments (Cost $28,172,001)—100.3%	27,918,546
	Liabilities in excess of other assets—(0.3)%	(95,898)
	Net Assets—100.0%	$27,822,648

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	18.1
Consumer Staples	11.5
Energy	11.3
Information Technology	11.3
Health Care	11.3
Consumer Discretionary	10.9
Industrials	10.8
Utilities	6.5
Telecommunication Services	4.7
Materials	3.6
Money Market Fund	1.2
Liabilities in excess of other assets	(1.2)

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.9%
8,375	Aaron's, Inc.	$224,115
6,776	Abercrombie & Fitch Co., Class A	504,134
5,399	Advance Auto Parts, Inc.	351,313
6,258	Aeropostale, Inc.*	85,484
6,959	Amazon.com, Inc.*	1,485,816
3,697	AMC Networks, Inc., Class A*	120,596
22,821	American Eagle Outfitters, Inc.	299,640
7,400	ANN, INC.*	197,136
10,583	Apollo Group, Inc., Class A*	501,105
10,338	Asbury Automotive Group, Inc.*	192,804
5,748	Ascena Retail Group, Inc.*	166,117
7,376	Autoliv, Inc.	426,112
21,792	AutoNation, Inc.*(a)	848,580
1,741	AutoZone, Inc.*	563,370
18,192	Barnes & Noble, Inc.(a)	223,216
16,199	Bed Bath & Beyond, Inc.*	1,001,746
70,974	Best Buy Co., Inc.	1,861,648
7,905	Big Lots, Inc.*	297,939
5,079	BorgWarner, Inc.*	388,493
17,613	Boyd Gaming Corp.*(a)	114,132
11,706	Brinker International, Inc.	268,067
9,096	Brunswick Corp.	160,635
5,706	Cabela's, Inc.*	142,194
14,791	Cablevision Systems Corp., Class A	214,026
8,522	Career Education Corp.*	137,460
14,200	CarMax, Inc.*	426,852
39,578	Carnival Corp.	1,393,541
78,753	CBS Corp., Class B	2,032,615
53,059	Charming Shoppes, Inc.*	184,115

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,691	Chico's FAS, Inc.	$169,221
7,644	Cinemark Holdings, Inc.	158,001
7,333	Coach, Inc.	477,158
10,156	Collective Brands, Inc.*	148,379
160,087	Comcast Corp., Class A	3,754,040
55,133	Comcast Corp. Special, Class A	1,268,059
6,990	Cooper Tire & Rubber Co.	100,167
5,460	Core-Mark Holding Co., Inc.*	182,855
53,898	D.R. Horton, Inc.	599,885
21,211	Dana Holding Corp.*	299,924
11,741	Darden Restaurants, Inc.	562,159
2,800	DeVry, Inc.	105,504
41,520	Dex One Corp.*	25,830
4,626	Dick's Sporting Goods, Inc.*	180,830
7,544	Dillard's, Inc., Class A	388,742
40,525	DIRECTV, Class A*	1,842,267
5,572	Discovery Communications, Inc., Class A*	242,159
5,684	Discovery Communications, Inc., Class C*	224,916
23,649	DISH Network Corp., Class A*	571,596
7,871	Dollar Tree, Inc.*	629,365
13,448	Domino's Pizza, Inc.*	430,739
149,004	Eastman Kodak Co.*(a)	165,394
16,046	Exide Technologies*	72,207
21,085	Expedia, Inc.	553,692
9,585	Family Dollar Stores, Inc.	561,969
21,151	Foot Locker, Inc.	462,361
422,403	Ford Motor Co.*	4,933,667
29,905	GameStop Corp., Class A*(a)	764,671
57,550	Gannett Co., Inc.	672,760
46,632	Gap, Inc. (The)	881,345

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,128	Garmin Ltd. (Switzerland)(a)	$382,692
67,956	General Motors Co.*	1,756,663
5,382	Gentex Corp.	162,106
16,999	Genuine Parts Co.	976,253
81,392	Goodyear Tire & Rubber Co. (The)*	1,168,789
5,993	Group 1 Automotive, Inc.	273,041
35,616	H&R Block, Inc.	544,569
12,995	Hanesbrands, Inc.*	342,678
18,154	Harley-Davidson, Inc.	706,191
4,638	Harman International Industries, Inc.	200,176
9,108	Hasbro, Inc.	346,650
176,457	Home Depot, Inc. (The)	6,317,161
5,844	HSN, Inc.	208,455
3,391	Hyatt Hotels Corp., Class A*	126,111
28,107	International Game Technology	494,402
38,645	Interpublic Group of Cos., Inc. (The)	366,355
39,122	J.C. Penney Co., Inc.	1,255,034
9,046	Jack in the Box, Inc.*	186,167
9,612	Jarden Corp.	307,872
56,150	Johnson Controls, Inc.	1,849,020
21,743	Jones Group, Inc. (The)	242,869
16,518	KB Home	115,130
31,525	Kohl's Corp.	1,671,140
7,582	Lamar Advertising Co., Class A*(a)	170,519
7,446	Las Vegas Sands Corp.*	349,590
5,156	Lear Corp.	241,868
20,275	Leggett & Platt, Inc.	444,022
16,314	Liberty Global, Inc., Class A*	655,497
15,608	Liberty Global, Inc., Series C*	598,879
68,610	Liberty - Interactive, Class A*	1,127,262
3,465	Liberty Media Corp. - Liberty Starz, Class A*	236,659
28,226	Limited Brands, Inc.	1,205,532
21,032	Live Nation Entertainment, Inc.*	197,490
41,199	Liz Claiborne, Inc.*(a)	330,004
7,062	LKQ Corp.*	206,069
148,994	Lowe's Cos., Inc.	3,131,854
75,508	Macy's, Inc.	2,305,259
18,539	Marriott International, Inc., Class A	583,979
30,812	Mattel, Inc.	870,131
59,930	McDonald's Corp.	5,564,501
24,638	McGraw-Hill Cos., Inc. (The)	1,047,115
6,721	MDC Holdings, Inc.(a)	150,550
6,162	Men's Wearhouse, Inc. (The)	190,283
6,480	Meritage Homes Corp.*	115,020
53,102	MGM Resorts International*	611,735
11,847	Mohawk Industries, Inc.*	623,745
850	Netflix, Inc.*	69,768
28,329	New York Times Co. (The), Class A*	215,867
32,775	Newell Rubbermaid, Inc.	485,070
139,301	News Corp., Class A	2,440,554
46,392	News Corp., Class B	828,097

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,754	NIKE, Inc., Class B	$1,325,198
15,725	Nordstrom, Inc.	797,100
552	NVR, Inc.*	354,798
146,660	Office Depot, Inc.*	335,851
27,345	OfficeMax, Inc.*	140,006
22,389	Omnicom Group, Inc.	995,863
7,299	O'Reilly Automotive, Inc.*	555,089
9,576	Penn National Gaming, Inc.*	344,736
11,483	Penske Automotive Group, Inc.	234,138
7,910	PetSmart, Inc.	371,375
4,790	Polaris Industries, Inc.	303,399
453	Priceline.com, Inc.*	229,997
70,768	PulteGroup, Inc.*	366,578
3,094	PVH Corp.	230,225
20,919	RadioShack Corp.	249,145
2,523	Ralph Lauren Corp.	400,627
25,677	Regal Entertainment Group, Class A(a)	370,776
10,546	Regis Corp.	172,533
12,369	Rent-A-Center, Inc.	422,401
5,652	Ross Stores, Inc.	495,850
15,366	Royal Caribbean Cruises Ltd.	456,678
34,493	Saks, Inc.*(a)	364,591
19,246	Sears Holdings Corp.*(a)	1,504,652
23,844	Service Corp. International	238,440
8,633	Signet Jewelers Ltd. (United Kingdom)	372,169
16,018	Sonic Automotive, Inc., Class A(a)	234,984
72,134	Staples, Inc.	1,079,125
24,390	Starbucks Corp.	1,032,673
10,525	Starwood Hotels & Resorts Worldwide, Inc.	527,408
24,522	SuperMedia, Inc.*(a)	42,423
83,129	Target Corp.	4,551,313
7,702	Tenneco, Inc.*	252,009
5,895	Tiffany & Co.	470,008
30,612	Time Warner Cable, Inc.	1,949,678
155,051	Time Warner, Inc.	5,425,234
25,115	TJX Cos., Inc. (The)	1,480,027
10,886	Toll Brothers, Inc.*	189,852
3,586	Tractor Supply Co.	254,391
15,852	TRW Automotive Holdings Corp.*	667,369
3,764	Tupperware Brands Corp.	212,817
4,369	Urban Outfitters, Inc.*	119,055
9,145	VF Corp.	1,264,022
38,245	Viacom, Inc., Class B	1,677,043
27,140	Virgin Media, Inc.	661,673
118,834	Walt Disney Co. (The)	4,144,930
3,048	Warnaco Group, Inc. (The)*	149,657
50,668	Wendy's Co. (The)	256,380
13,992	Whirlpool Corp.	710,934
7,877	Williams-Sonoma, Inc.	295,703
13,682	Wyndham Worldwide Corp.	460,673
2,465	Wynn Resorts Ltd.	327,352

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,839	Yum! Brands, Inc.	$1,116,345
		122,424,599
	Consumer Staples—11.5%
324,517	Altria Group, Inc.	8,940,443
91,415	Archer-Daniels-Midland Co.	2,645,550
35,675	Avon Products, Inc.	652,139
16,086	Beam, Inc.	795,131
6,227	Brown-Forman Corp., Class B	465,344
25,974	Bunge Ltd.	1,604,414
21,966	Campbell Soup Co.	730,369
5,502	Casey's General Stores, Inc.	272,624
8,550	Central European Distribution Corp.*(a)	46,170
10,875	Chiquita Brands International, Inc.*	96,570
6,309	Church & Dwight Co., Inc.	278,732
9,825	Clorox Co. (The)	657,685
118,150	Coca-Cola Co. (The)	8,072,008
49,143	Coca-Cola Enterprises, Inc.	1,318,015
28,003	Colgate-Palmolive Co.	2,530,631
57,236	ConAgra Foods, Inc.	1,449,788
22,807	Constellation Brands, Inc., Class A*	461,158
6,035	Corn Products International, Inc.	292,697
46,346	Costco Wholesale Corp.	3,858,304
156,889	CVS Caremark Corp.	5,695,071
128,257	Dean Foods Co.*	1,246,658
12,412	Dole Food Co., Inc.*(a)	131,319
20,431	Dr Pepper Snapple Group, Inc.	765,141
7,005	Energizer Holdings, Inc.*	516,899
4,060	Estee Lauder Cos., Inc. (The), Class A	399,707
10,793	Flowers Foods, Inc.	217,911
6,314	Fresh Del Monte Produce, Inc.	160,754
49,951	General Mills, Inc.	1,924,612
25,691	H.J. Heinz Co.	1,372,927
4,534	Herbalife Ltd. (Cayman Islands)	282,740
9,925	Hershey Co. (The)	568,008
15,017	Hormel Foods Corp.	442,551
9,253	J.M. Smucker Co. (The)	712,666
20,678	Kellogg Co.	1,120,954
39,188	Kimberly-Clark Corp.	2,731,795
172,672	Kraft Foods, Inc., Class A	6,074,601
143,334	Kroger Co. (The)	3,322,482
18,342	Lorillard, Inc.	2,029,726
8,307	McCormick & Co., Inc.	403,388
7,009	Mead Johnson Nutrition Co.	503,597
15,249	Molson Coors Brewing Co., Class B	645,643
4,821	Nash Finch Co.	126,889
17,723	Pantry, Inc. (The)*	250,603
99,738	PepsiCo, Inc.	6,278,507
82,655	Philip Morris International, Inc.	5,775,105
223,123	Procter & Gamble Co. (The)	14,277,641
6,159	Ralcorp Holdings, Inc.*	497,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
45,754	Reynolds American, Inc.	$1,769,765
405,189	Rite Aid Corp.*	470,019
5,043	Ruddick Corp.	220,430
98,462	Safeway, Inc.	1,907,209
66,290	Sara Lee Corp.	1,179,962
32,658	Smithfield Foods, Inc.*	746,562
211,483	SUPERVALU, Inc.(a)	1,696,094
83,336	Sysco Corp.	2,310,074
58,923	Tyson Foods, Inc., Class A	1,137,214
4,703	United Natural Foods, Inc.*	171,706
5,031	Universal Corp.	215,427
86,303	Walgreen Co.	2,865,260
348,453	Wal-Mart Stores, Inc.	19,764,254
9,841	Whole Foods Market, Inc.	709,733
55,152	Winn-Dixie Stores, Inc.*	349,664
		129,156,934
	Energy—11.3%
9,988	Alpha Natural Resources, Inc.*	240,112
29,482	Anadarko Petroleum Corp.	2,314,337
17,290	Apache Corp.	1,722,603
10,543	Arch Coal, Inc.	192,093
3,709	Atwood Oceanics, Inc.*	158,523
24,498	Baker Hughes, Inc.	1,420,639
3,592	Bristow Group, Inc.	178,810
4,336	Cabot Oil & Gas Corp.	336,994
10,453	Cameron International Corp.*	513,660
46,162	Chesapeake Energy Corp.	1,298,075
217,752	Chevron Corp.	22,874,848
2,473	Cimarex Energy Co.	158,272
213,687	ConocoPhillips	14,883,300
10,362	CONSOL Energy, Inc.	443,079
4,578	Copano Energy LLC(a)	148,007
7,938	CVR Energy, Inc.*	196,545
11,488	Denbury Resources, Inc.*	180,362
25,885	Devon Energy Corp.	1,681,231
7,899	Diamond Offshore Drilling, Inc.(a)	517,700
4,229	Dresser-Rand Group, Inc.*	204,684
38,407	El Paso Corp.	960,559
4,875	Energen Corp.	239,168
10,366	EOG Resources, Inc.	927,031
7,443	EQT Corp.	472,631
16,246	Exterran Holdings, Inc.*	154,337
434,245	Exxon Mobil Corp.	33,910,192
7,326	FMC Technologies, Inc.*	328,351
7,225	Forest Oil Corp.*	84,244
69,071	General Maritime Corp.	17,958
45,059	Halliburton Co.	1,683,404
19,097	Helix Energy Solutions Group, Inc.*	344,892
5,374	Helmerich & Payne, Inc.	285,789
34,554	Hess Corp.	2,161,698

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,912	HollyFrontier Corp.	$457,649
11,672	Key Energy Services, Inc.*	150,919
6,609	Linn Energy LLC(a)	255,900
4,414	Lone Pine Resources, Inc.*	33,237
102,209	Marathon Oil Corp.	2,660,500
50,857	Marathon Petroleum Corp.	1,825,766
19,581	McDermott International, Inc.*	214,999
19,973	Murphy Oil Corp.	1,105,905
31,948	Nabors Industries Ltd. (Bermuda)*	585,607
18,538	National Oilwell Varco, Inc.	1,322,316
6,796	Newfield Exploration Co.*	273,607
17,839	Noble Corp. (Switzerland)	641,134
8,052	Noble Energy, Inc.	719,366
44,966	Occidental Petroleum Corp.	4,179,140
272	Ocean Rig UDW, Inc. (Marshall Islands)*	4,172
5,408	Oceaneering International, Inc.	226,217
3,709	Oil States International, Inc.*	258,184
7,703	Overseas Shipholding Group, Inc.(a)	96,133
13,444	Patterson-UTI Energy, Inc.	273,182
11,081	Peabody Energy Corp.	480,583
4,073	Pioneer Natural Resources Co.	341,725
10,908	Plains Exploration & Production Co.*	343,602
10,317	QEP Resources, Inc.	366,769
4,538	Range Resources Corp.	312,396
8,511	Rowan Cos., Inc.*	293,544
51,045	Schlumberger Ltd.	3,750,276
2,918	SEACOR Holdings, Inc.	248,468
8,514	Ship Finance International Ltd. (Bermuda)(a)	121,835
2,292	SM Energy Co.	190,030
12,293	Southern Union Co.	516,675
9,773	Southwestern Energy Co.*	410,857
61,847	Spectra Energy Corp.	1,770,680
41,893	Sunoco, Inc.	1,559,676
4,881	Superior Energy Services, Inc.*	137,254
8,280	Targa Resources Corp.	279,367
8,641	Teekay Corp. (Bahamas)	222,592
43,058	Tesoro Corp.*	1,116,925
4,622	Tidewater, Inc.	227,541
3,563	Ultra Petroleum Corp.*	113,517
4,630	Unit Corp.*	227,148
28,448	USEC, Inc.*(a)	59,741
171,949	Valero Energy Corp.	4,229,945
60,264	Weatherford International Ltd. (Switzerland)*	934,092
13,814	Western Refining, Inc.*(a)	220,748
4,400	Whiting Petroleum Corp.*	204,820
50,459	Williams Cos., Inc. (The)	1,519,320
10,834	World Fuel Services Corp.	431,735
		127,149,922

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—18.1%
36,090	ACE Ltd.	$2,603,894
1,945	Affiliated Managers Group, Inc.*	180,126
30,293	Aflac, Inc.	1,365,911
2,937	Alexandria Real Estate Equities, Inc. REIT	194,106
558	Alleghany Corp.*	177,065
6,695	Allied World Assurance Co. Holdings AG (Switzerland)	388,980
106,779	Allstate Corp. (The)	2,812,559
7,110	Alterra Capital Holdings Ltd. (Bermuda)	154,145
99,931	American Express Co.	5,058,507
7,589	American Financial Group, Inc.	271,914
18,154	American International Group, Inc.*	448,222
15,935	Ameriprise Financial, Inc.	743,846
74,167	Annaly Capital Management, Inc. REIT	1,249,714
17,481	Aon Corp.	814,964
20,222	Apartment Investment & Management Co., Class A REIT	498,877
18,314	Arch Capital Group Ltd.*	658,755
8,921	Arthur J. Gallagher & Co.	275,659
11,129	Aspen Insurance Holdings Ltd. (Bermuda)	294,807
28,028	Associated Banc-Corp.	312,512
18,139	Assurant, Inc.	699,077
1,015	Assured Guaranty Ltd. (Bermuda)	12,931
16,164	Astoria Financial Corp.	134,161
4,194	AvalonBay Communities, Inc. REIT	560,696
16,229	Axis Capital Holdings Ltd. (Bermuda)	508,779
13,196	BancorpSouth, Inc.	128,925
2,017,525	Bank of America Corp.	13,779,696
4,907	Bank of Hawaii Corp.	207,223
110,881	Bank of New York Mellon Corp. (The)	2,359,548
96,195	BB&T Corp.	2,245,191
168,223	Berkshire Hathaway, Inc., Class B*	13,097,843
10,430	BioMed Realty Trust, Inc. REIT	188,887
4,601	BlackRock, Inc.	725,992
9,476	Boston Properties, Inc. REIT	938,029
23,664	Brandywine Realty Trust REIT	215,579
4,049	BRE Properties, Inc. REIT	202,936
7,602	Brown & Brown, Inc.	167,852
5,132	Camden Property Trust REIT	311,204
64,723	Capital One Financial Corp.	2,955,252
54,292	CapitalSource, Inc.	345,297
16,259	CBL & Associates Properties, Inc. REIT	250,063
14,116	CBRE Group, Inc.*	250,982
68,237	Charles Schwab Corp. (The)	837,950
43,734	Chimera Investment Corp. REIT	131,639
38,556	Chubb Corp. (The)	2,585,180
24,748	Cincinnati Financial Corp.(a)	716,207
15,563	CIT Group, Inc.*	542,371
463,014	Citigroup, Inc.	14,626,612
4,503	City National Corp.	191,017

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,707	CME Group, Inc.	$1,297,061
82,402	CNO Financial Group, Inc.*	515,012
11,142	Colonial Properties Trust REIT	225,960
24,371	Comerica, Inc.	622,679
7,391	Commerce Bancshares, Inc.	286,771
12,832	CommonWealth REIT	248,299
4,651	Corporate Office Properties Trust REIT	112,787
4,832	Cullen/Frost Bankers, Inc.	236,961
28,662	DCT Industrial Trust, Inc. REIT	142,164
32,675	DDR Corp. REIT	418,567
5,060	Delphi Financial Group, Inc., Class A	133,989
2,744	Digital Realty Trust, Inc. REIT	171,034
52,818	Discover Financial Services	1,244,392
8,305	Douglas Emmett, Inc. REIT	161,948
32,854	Duke Realty Corp. REIT	403,447
29,268	E*TRADE Financial Corp.*	317,558
8,411	East West Bancorp, Inc.	163,762
6,221	Eaton Vance Corp.	163,550
6,435	Endurance Specialty Holdings Ltd. (Bermuda)	239,382
3,405	Entertainment Properties Trust REIT	152,544
18,442	Equity Residential REIT	1,082,177
2,196	Erie Indemnity Co., Class A	173,374
1,640	Essex Property Trust, Inc. REIT	234,126
7,222	Everest Re Group Ltd.	649,402
15,048	F.N.B. Corp.	151,834
3,374	Federal Realty Investment Trust REIT	299,476
12,071	Federated Investors, Inc., Class B	235,867
86,709	Fidelity National Financial, Inc., Class A	1,338,787
103,720	Fifth Third Bancorp	1,245,677
41,885	First Horizon National Corp.	292,776
27,700	First Niagara Financial Group, Inc.	254,563
13,018	FirstMerit Corp.	182,382
8,083	Franklin Resources, Inc.	861,890
23,598	Fulton Financial Corp.	222,765
20,724	General Growth Properties, Inc. REIT	304,643
107,193	Genworth Financial, Inc., Class A*	683,891
50,695	Goldman Sachs Group, Inc. (The)	5,553,637
9,260	Hancock Holding Co.	280,578
5,884	Hanover Insurance Group, Inc. (The)	224,533
101,672	Hartford Financial Services Group, Inc. (The)	1,957,186
5,454	Hatteras Financial Corp. REIT	140,168
11,535	HCC Insurance Holdings, Inc.	306,946
18,008	HCP, Inc. REIT	717,619
7,203	Health Care REIT, Inc.	379,526
6,323	Highwoods Properties, Inc. REIT	195,887
2,971	Home Properties, Inc. REIT	174,992
22,985	Hospitality Properties Trust REIT	552,330
51,440	Host Hotels & Resorts, Inc. REIT	734,049
65,370	Hudson City Bancorp, Inc.	408,563

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
102,292	Huntington Bancshares, Inc.	$529,873
15,634	Interactive Brokers Group, Inc., Class A	240,451
1,937	IntercontinentalExchange, Inc.*	251,578
29,645	Invesco Ltd.(~)	594,975
41,358	iStar Financial, Inc. REIT*(a)	280,821
7,595	Jefferies Group, Inc.	100,710
2,217	Jones Lang LaSalle, Inc.	143,263
477,058	JPMorgan Chase & Co.	16,582,536
11,240	Kemper Corp.	302,244
146,839	KeyCorp	1,036,683
4,578	Kilroy Realty Corp. REIT	167,967
29,474	Kimco Realty Corp. REIT	514,911
13,785	Knight Capital Group, Inc., Class A*	172,175
18,647	Legg Mason, Inc.	512,792
6,607	Leucadia National Corp.	177,266
18,570	Lexington Realty Trust REIT	145,960
12,581	Liberty Property Trust REIT	402,592
44,085	Lincoln National Corp.	839,819
49,415	Loews Corp.	1,961,775
12,619	M&T Bank Corp.	960,432
7,849	Macerich Co. (The) REIT	390,566
10,327	Mack-Cali Realty Corp. REIT	289,776
861	Markel Corp.*	332,776
43,348	Marsh & McLennan Cos., Inc.	1,327,316
18,710	MBIA, Inc.*(a)	164,648
4,368	Mercury General Corp.	189,134
69,711	MetLife, Inc.	2,451,039
31,624	MF Global Holdings Ltd.*(a)	17,077
28,587	MFA Financial, Inc. REIT	192,962
19,482	MGIC Investment Corp.*	51,822
12,949	Montpelier Re Holdings Ltd. (Bermuda)	226,608
10,743	Moody's Corp.	381,269
200,221	Morgan Stanley	3,531,898
5,688	MSCI, Inc., Class A*	189,922
18,573	NASDAQ OMX Group, Inc. (The)*	465,254
6,177	National Retail Properties, Inc. REIT	168,323
45,024	New York Community Bancorp, Inc.	599,269
19,787	Northern Trust Corp.	800,780
21,584	NYSE Euronext	573,487
39,922	Old Republic International Corp.	352,910
9,290	PartnerRe Ltd.	578,024
10,825	Pennsylvania REIT	111,065
39,794	People's United Financial, Inc.	507,374
19,699	PHH Corp.*	363,447
61,102	Phoenix Cos., Inc. (The)*	91,042
8,034	Piedmont Office Realty Trust, Inc., Class A REIT	136,417
5,164	Platinum Underwriters Holdings Ltd. (Bermuda)	178,829
12,923	Plum Creek Timber Co., Inc. REIT	486,680
54,569	PNC Financial Services Group, Inc.	2,930,901

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
172,516	Popular, Inc.*	$320,880
7,206	Potlatch Corp. REIT	234,051
9,912	Primerica, Inc.	224,309
33,836	Principal Financial Group, Inc.	872,292
3,130	ProAssurance Corp.	239,602
69,531	Progressive Corp. (The)	1,321,784
40,946	Prologis, Inc. REIT	1,218,553
13,396	Protective Life Corp.	249,166
53,369	Prudential Financial, Inc.	2,892,600
5,348	Public Storage REIT	690,159
8,982	Raymond James Financial, Inc.	272,783
8,728	Rayonier, Inc. REIT	364,219
5,281	Realty Income Corp. REIT	176,438
15,265	Redwood Trust, Inc. REIT	177,379
6,364	Regency Centers Corp. REIT	260,669
254,143	Regions Financial Corp.	998,782
8,005	Reinsurance Group of America, Inc.	418,101
5,542	RenaissanceRe Holdings Ltd. (Bermuda)	377,521
2,610	RLI Corp.	183,587
7,250	SEI Investments Co.	117,378
9,122	Selective Insurance Group, Inc.	146,226
7,922	Senior Housing Properties Trust REIT	177,770
12,361	Simon Property Group, Inc. REIT	1,587,647
5,446	SL Green Realty Corp. REIT	375,720
55,898	SLM Corp.	764,126
6,431	StanCorp Financial Group, Inc.	218,268
45,447	State Street Corp.	1,835,604
14,220	Sunstone Hotel Investors, Inc. REIT*	98,829
84,261	SunTrust Banks, Inc.	1,662,470
20,908	Susquehanna Bancshares, Inc.	151,792
3,121	SVB Financial Group*	143,379
206,995	Synovus Financial Corp.	310,492
10,393	T. Rowe Price Group, Inc.	549,166
18,528	TCF Financial Corp.	197,138
24,206	TD Ameritrade Holding Corp.	406,177
12,477	Torchmark Corp.	510,684
8,631	Transatlantic Holdings, Inc.	449,157
78,526	Travelers Cos., Inc. (The)	4,581,992
7,586	Trustmark Corp.	167,954
199,072	U.S. Bancorp	5,094,252
13,019	UDR, Inc. REIT	324,564
13,686	Umpqua Holdings Corp.	156,705
41,113	Unum Group	980,134
10,788	Validus Holdings Ltd.	295,160
19,543	Valley National Bancorp(a)	234,516
12,390	Ventas, Inc. REIT	689,008
11,916	Vornado Realty Trust REIT	986,764
18,008	W.R. Berkley Corp.	626,858
12,345	Washington Federal, Inc.	168,509
4,848	Washington REIT	140,398
9,165	Webster Financial Corp.	180,001

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,691	Weingarten Realty Investors REIT	$294,558
507,048	Wells Fargo & Co.	13,137,614
58,634	Weyerhaeuser Co. REIT	1,054,239
1,194	White Mountains Insurance Group Ltd.	501,480
12,255	Willis Group Holdings PLC (Ireland)	444,979
48,328	XL Group PLC (Ireland)	1,050,651
29,017	Zions Bancorp.	503,735
		202,327,600
	Health Care—11.3%
119,697	Abbott Laboratories	6,448,077
48,132	Aetna, Inc.	1,913,728
13,860	Agilent Technologies, Inc.*	513,790
7,381	Alere, Inc.*	192,349
7,831	Allergan, Inc.	658,744
4,570	AMERIGROUP Corp.*	254,229
66,803	AmerisourceBergen Corp.	2,725,562
72,567	Amgen, Inc.	4,155,912
34,623	Baxter International, Inc.	1,903,573
14,586	Becton, Dickinson and Co.	1,141,063
13,548	Biogen Idec, Inc.*	1,576,445
231,960	Boston Scientific Corp.*	1,366,244
191,446	Bristol-Myers Squibb Co.	6,047,779
6,787	Brookdale Senior Living, Inc.*	112,528
3,712	C.R. Bard, Inc.	319,046
87,819	Cardinal Health, Inc.	3,887,747
23,811	CareFusion Corp.*	609,562
8,664	Celgene Corp.*	561,687
5,890	Centene Corp.*	207,034
5,166	Cerner Corp.*	327,679
5,722	Charles River Laboratories International, Inc.*	184,706
27,568	CIGNA Corp.	1,222,365
16,897	Community Health Systems, Inc.*	295,360
2,495	Cooper Cos., Inc. (The)	172,904
4,046	Covance, Inc.*	205,254
28,965	Coventry Health Care, Inc.*	921,377
28,642	Covidien PLC (Ireland)	1,347,320
7,321	DaVita, Inc.*	512,470
6,827	DENTSPLY International, Inc.	252,326
2,160	Edwards Lifesciences Corp.*	162,907
128,956	Eli Lilly & Co.	4,792,005
6,773	Endo Pharmaceuticals Holdings, Inc.*	218,836
24,146	Express Scripts, Inc.*	1,104,197
21,401	Forest Laboratories, Inc.*	669,851
34,083	Gilead Sciences, Inc.*	1,419,898
29,958	Health Management Associates, Inc., Class A*	262,432
26,828	Health Net, Inc.*	745,550
6,996	Henry Schein, Inc.*	484,963
5,285	Hill-Rom Holdings, Inc.	177,946

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,066	Hologic, Inc.*	$258,984
8,757	Hospira, Inc.*	275,408
26,048	Humana, Inc.	2,211,215
769	Intuitive Surgical, Inc.*	333,638
213,598	Johnson & Johnson	13,753,575
9,813	Kindred Healthcare, Inc.*	114,321
5,293	Kinetic Concepts, Inc.*	361,988
6,187	Laboratory Corp. of America Holdings*	518,780
8,692	Life Technologies Corp.*	353,504
8,441	LifePoint Hospitals, Inc.*	326,329
7,947	Lincare Holdings, Inc.	187,152
4,163	Magellan Health Services, Inc.*	214,270
49,142	McKesson Corp.	4,007,530
46,607	Medco Health Solutions, Inc.*	2,556,860
2,664	Mednax, Inc.*	175,291
71,388	Medtronic, Inc.	2,480,019
282,634	Merck & Co., Inc.	9,750,873
1,123	Mettler-Toledo International, Inc.*	172,493
13,831	Mylan, Inc.*	270,673
17,757	Omnicare, Inc.	529,514
9,646	Owens & Minor, Inc.	288,608
6,966	Patterson Cos., Inc.	219,220
8,541	PerkinElmer, Inc.	176,542
2,370	Perrigo Co.	213,964
949,645	Pfizer, Inc.	18,290,163
7,614	Pharmaceutical Product Development, Inc.	251,186
13,633	Quest Diagnostics, Inc.	760,721
15,512	St. Jude Medical, Inc.	604,968
4,800	STERIS Corp.	148,704
12,688	Stryker Corp.	607,882
4,462	Teleflex, Inc.	267,095
77,068	Tenet Healthcare Corp.*	364,532
29,393	Thermo Fisher Scientific, Inc.*	1,477,586
126,752	UnitedHealth Group, Inc.	6,082,828
8,846	Universal American Corp.*	101,729
7,737	Universal Health Services, Inc., Class B	309,248
4,004	Varian Medical Systems, Inc.*	235,115
6,504	VCA Antech, Inc.*	132,161
2,894	Waters Corp.*	231,867
5,838	Watson Pharmaceuticals, Inc.*	392,080
80,347	WellPoint, Inc.	5,535,908
14,835	Zimmer Holdings, Inc.*	780,766
		126,400,735
	Industrials—10.8%
47,651	3M Co.	3,765,382
2,948	Acuity Brands, Inc.	136,492
14,267	AECOM Technology Corp.*	298,466
12,433	AerCap Holdings NV (Netherlands)*	147,455
9,859	AGCO Corp.*	432,120
5,354	Alaska Air Group, Inc.*	356,202

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,792	Alexander & Baldwin, Inc.	$198,916
4,793	Alliant Techsystems, Inc.	278,377
1,850	Amerco, Inc.*	140,064
6,369	AMETEK, Inc.	251,703
181,103	AMR Corp.*(a)	476,301
2,331	Atlas Air Worldwide Holdings, Inc.*	89,790
14,470	Avery Dennison Corp.	384,902
44,801	Avis Budget Group, Inc.*	631,694
6,577	BE Aerospace, Inc.*	248,150
63,684	Boeing Co. (The)	4,189,770
4,308	Brady Corp., Class A	132,342
9,054	Briggs & Stratton Corp.	132,188
6,201	Brink's Co. (The)	172,326
7,090	C.H. Robinson Worldwide, Inc.	492,259
5,363	Carlisle Cos., Inc.	223,744
39,537	Caterpillar, Inc.	3,734,665
15,722	Cintas Corp.	469,931
8,386	Con-way, Inc.	247,135
10,647	Cooper Industries PLC (Ireland)	558,542
9,488	Corrections Corp. of America*	210,918
11,415	Covanta Holding Corp.	167,344
4,892	Crane Co.	215,786
68,663	CSX Corp.	1,525,005
8,703	Cummins, Inc.	865,339
4,116	Curtiss-Wright Corp.	134,922
28,954	Danaher Corp.	1,399,926
24,382	Deere & Co.	1,850,594
125,939	Delta Air Lines, Inc.*	1,073,000
7,348	Deluxe Corp.	173,560
4,649	Dollar Thrifty Automotive Group, Inc.*	283,775
3,260	Donaldson Co., Inc.	208,803
13,234	Dover Corp.	734,884
37,794	DryShips, Inc. (Greece)*(a)	100,154
2,355	Dun & Bradstreet Corp. (The)	157,455
12,504	Eaton Corp.	560,429
11,370	EMCOR Group, Inc.	285,046
50,646	Emerson Electric Co.	2,437,086
4,458	EnerSys*	100,439
7,318	Equifax, Inc.	257,228
2,739	Esterline Technologies Corp.*	153,110
7,776	Expeditors International of Washington, Inc.	354,586
10,728	Fastenal Co.(a)	408,630
30,518	FedEx Corp.	2,497,288
2,598	Flowserve Corp.	240,809
13,365	Fluor Corp.	759,800
16,086	Fortune Brands Home & Security, Inc.*	233,730
9,689	Foster Wheeler AG (Switzerland)*	206,570
5,016	FTI Consulting, Inc.*	197,681
2,116	Gardner Denver, Inc.	163,630
6,676	GATX Corp.	253,554

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,893	General Cable Corp.*	$221,320
38,210	General Dynamics Corp.	2,452,700
1,289,766	General Electric Co.	21,551,990
7,799	Goodrich Corp.	956,391
6,385	Granite Construction, Inc.	143,663
10,486	Harsco Corp.	241,702
81,354	Hertz Global Holdings, Inc.*	943,706
5,889	HNI Corp.	141,630
58,266	Honeywell International, Inc.	3,053,138
4,146	Hubbell, Inc., Class B	247,889
6,932	Huntington Ingalls Industries, Inc.*	204,494
39,194	Illinois Tool Works, Inc.	1,906,004
26,178	Ingersoll-Rand PLC (Ireland)	814,921
16,742	Iron Mountain, Inc.	517,830
14,431	ITT Corp.*	658,054
5,367	J.B. Hunt Transport Services, Inc.	227,078
14,321	Jacobs Engineering Group, Inc.*	555,655
38,233	JetBlue Airways Corp.*	171,284
3,692	Joy Global, Inc.	321,942
5,747	Kansas City Southern*	363,038
15,843	KBR, Inc.	442,178
9,436	Kelly Services, Inc., Class A	154,279
5,924	Kennametal, Inc.	230,384
3,299	Kirby Corp.*	203,020
15,548	L-3 Communications Holdings, Inc.	1,053,843
4,570	Lennox International, Inc.	147,108
5,922	Lincoln Electric Holdings, Inc.	215,561
43,024	Lockheed Martin Corp.	3,265,522
11,511	Manitowoc Co., Inc. (The)	127,542
13,545	Manpower, Inc.	584,331
78,089	Masco Corp.	749,654
12,702	Meritor, Inc.*	120,923
4,578	Mueller Industries, Inc.	185,180
12,388	Navistar International Corp.*	521,163
7,356	Nielsen Holdings NV (Netherlands)*	215,899
29,811	Norfolk Southern Corp.	2,205,716
41,873	Northrop Grumman Corp.	2,418,166
11,810	Oshkosh Corp.*	246,357
15,584	Owens Corning*	442,274
32,152	PACCAR, Inc.	1,390,252
5,249	Pall Corp.	268,591
10,987	Parker Hannifin Corp.	895,990
9,321	Pentair, Inc.	335,090
31,776	Pitney Bowes, Inc.(a)	647,595
5,201	Precision Castparts Corp.	848,543
16,535	Quanta Services, Inc.*	345,416
52,761	R.R. Donnelley & Sons Co.(a)	860,004
44,803	Raytheon Co.	1,979,845
2,434	Regal-Beloit Corp.	129,318
27,372	Republic Airways Holdings, Inc.*	71,167
30,077	Republic Services, Inc.	855,991

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,933	Robert Half International, Inc.	$262,529
6,712	Rockwell Automation, Inc.	454,067
8,361	Rockwell Collins, Inc.	466,795
3,915	Roper Industries, Inc.	317,507
11,384	Ryder System, Inc.	579,901
10,703	Shaw Group, Inc. (The)*	248,952
15,191	SkyWest, Inc.	203,711
4,902	Snap-On, Inc.	263,090
73,968	Southwest Airlines Co.	632,426
10,017	Spirit Aerosystems Holdings, Inc., Class A*	170,990
4,975	SPX Corp.	271,685
10,313	Stanley Black & Decker, Inc.	658,485
1,828	Stericycle, Inc.*	152,784
3,230	Teledyne Technologies, Inc.*	175,938
16,413	Terex Corp.*	273,112
35,461	Textron, Inc.	688,653
4,711	Thomas & Betts Corp.*	234,090
8,248	Timken Co. (The)	347,406
9,793	Trinity Industries, Inc.	267,055
8,904	Tutor Perini Corp.	129,375
53,345	Tyco International Ltd. (Switzerland)	2,429,865
27,645	Union Pacific Corp.	2,752,613
70,661	United Continental Holdings, Inc.*(a)	1,365,171
50,251	United Parcel Service, Inc., Class B	3,529,630
12,298	United Rentals, Inc.*	287,896
8,715	United Stationers, Inc.	277,224
68,325	United Technologies Corp.	5,327,984
13,082	URS Corp.*	467,027
12,926	USG Corp.*(a)	119,695
9,626	UTi Worldwide, Inc. (British Virgin Islands)	140,636
4,631	W.W. Grainger, Inc.	793,337
2,648	WABCO Holdings, Inc.*	132,956
6,833	Waste Connections, Inc.	232,664
52,676	Waste Management, Inc.	1,734,621
6,973	Werner Enterprises, Inc.	165,260
5,839	WESCO International, Inc.*	282,958
163,492	YRC Worldwide, Inc.*	8,747
		121,098,163
	Information Technology—11.3%
32,552	Accenture PLC, Class A (Ireland)	1,961,584
39,558	Activision Blizzard, Inc.	529,682
21,726	Adobe Systems, Inc.*	638,962
50,340	Advanced Micro Devices, Inc.*	293,482
5,076	Akamai Technologies, Inc.*	136,747
2,843	Alliance Data Systems Corp.*	291,237
7,064	Altera Corp.	267,867
15,541	Amdocs Ltd. (Guernsey)*	466,541
26,950	Amkor Technology, Inc.*(a)	130,438
5,888	Amphenol Corp., Class A	279,621
16,171	Analog Devices, Inc.	591,373

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,303	Anixter International, Inc.*	$252,543
39,060	AOL, Inc.*	551,527
20,002	Apple, Inc.*	8,096,410
80,634	Applied Materials, Inc.	993,411
24,096	Arrow Electronics, Inc.*	868,661
10,542	Atmel Corp.*	111,324
4,957	Autodesk, Inc.*	171,512
31,485	Automatic Data Processing, Inc.	1,647,610
5,262	Avago Technologies Ltd. (Singapore)	177,698
30,707	Avnet, Inc.*	930,729
10,938	Benchmark Electronics, Inc.*	150,288
5,832	BMC Software, Inc.*	202,720
13,622	Brightpoint, Inc.*	138,263
10,777	Broadcom Corp., Class A	388,942
9,774	Broadridge Financial Solutions, Inc.	217,471
41,470	Brocade Communications Systems, Inc.*	181,639
21,116	CA, Inc.	457,373
3,800	CACI International, Inc., Class A*	208,582
6,244	Check Point Software Technologies Ltd. (Israel)*	359,842
369,363	Cisco Systems, Inc.	6,844,296
4,431	Citrix Systems, Inc.*	322,710
4,795	Cognizant Technology Solutions Corp., Class A*	348,836
34,324	Computer Sciences Corp.	1,079,833
13,980	Compuware Corp.*	118,131
19,175	Convergys Corp.*	205,172
77,050	Corning, Inc.	1,101,044
3,669	Cree, Inc.*	97,742
234,334	Dell, Inc.*	3,704,821
7,357	Diebold, Inc.	237,484
5,100	DST Systems, Inc.	255,969
58,393	eBay, Inc.*	1,858,649
17,086	Electronic Arts, Inc.*	398,958
79,259	EMC Corp.*	1,942,638
26,948	Fidelity National Information Services, Inc.	705,499
1,395	First Solar, Inc.*	69,429
9,800	Fiserv, Inc.*	576,926
166,723	Flextronics International Ltd. (Singapore)*	1,094,536
5,374	FLIR Systems, Inc.	141,336
7,126	Google, Inc., Class A*	4,223,153
10,589	Harris Corp.	399,735
205,273	Hewlett-Packard Co.	5,462,315
13,200	IAC/InterActiveCorp.*	538,956
60,657	Ingram Micro, Inc., Class A*	1,084,547
12,635	Insight Enterprises, Inc.*	213,531
447,542	Intel Corp.	10,982,681
66,985	International Business Machines Corp.	12,367,441
11,982	Intersil Corp., Class A	143,425
9,981	Intuit, Inc.	535,680
3,263	Itron, Inc.*	120,046

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,495	Jabil Circuit, Inc.	$585,857
16,671	Juniper Networks, Inc.*	407,939
7,645	KLA-Tencor Corp.	360,003
5,662	Lam Research Corp.*	243,409
6,234	Lender Processing Services, Inc.	109,407
10,823	Lexmark International, Inc., Class A*	343,089
10,403	Linear Technology Corp.	336,121
39,715	LSI Corp.*	248,219
26,047	Marvell Technology Group Ltd. (Bermuda)*	364,398
2,420	MasterCard, Inc., Class A	840,321
19,019	Maxim Integrated Products, Inc.	497,537
25,488	MEMC Electronic Materials, Inc.*	152,673
11,847	Microchip Technology, Inc.(a)	428,388
110,446	Micron Technology, Inc.*	617,393
496,284	Microsoft Corp.	13,216,043
6,019	Molex, Inc.	148,609
6,667	Molex, Inc., Class A	136,007
9,615	Monster Worldwide, Inc.*	88,746
21,960	Motorola Mobility Holdings, Inc.*	853,805
56,073	Motorola Solutions, Inc.	2,630,384
17,767	NCR Corp.*	338,284
7,634	NetApp, Inc.*	312,689
4,834	Novellus Systems, Inc.*	167,015
8,652	Nuance Communications, Inc.*	229,105
18,292	NVIDIA Corp.*	270,722
19,637	ON Semiconductor Corp.*	148,652
126,111	Oracle Corp.	4,132,657
21,748	Paychex, Inc.	633,737
53,137	QUALCOMM, Inc.	2,741,869
43,385	SAIC, Inc.*	539,276
13,771	SanDisk Corp.*	697,777
25,961	Sanmina-SCI Corp.*	228,716
76,501	Seagate Technology PLC (Ireland)	1,235,491
4,188	Skyworks Solutions, Inc.*	82,964
51,592	Symantec Corp.*	877,580
9,062	Synopsys, Inc.*	242,952
37,385	TE Connectivity Ltd. (Switzerland)	1,329,037
22,592	Tech Data Corp.*	1,111,075
35,601	Tellabs, Inc.	154,152
4,592	Teradata Corp.*	273,959
9,132	Teradyne, Inc.*	130,770
63,987	Texas Instruments, Inc.	1,966,321
23,570	Total System Services, Inc.	468,807
3,517	Trimble Navigation Ltd.*	142,122
8,464	Unisys Corp.*	219,979
7,249	VeriSign, Inc.	232,620
20,701	Visa, Inc., Class A	1,930,575
16,912	Vishay Intertechnology, Inc.*	181,804
29,146	Western Digital Corp.*	776,449
21,064	Western Union Co. (The)	367,988

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
153,586	Xerox Corp.	$1,256,333
12,407	Xilinx, Inc.	415,138
87,512	Yahoo!, Inc.*	1,368,688
		126,683,249
	Materials—3.6%
14,954	Air Products & Chemicals, Inc.	1,288,138
4,207	Airgas, Inc.	290,073
20,587	AK Steel Holding Corp.(a)	171,490
3,497	Albemarle Corp.	186,355
151,686	Alcoa, Inc.	1,632,141
6,772	Allegheny Technologies, Inc.	314,221
4,416	AptarGroup, Inc.	211,836
13,473	Ashland, Inc.	713,530
14,504	Ball Corp.	501,403
11,852	Bemis Co., Inc.	333,160
5,986	Cabot Corp.	180,657
3,726	Carpenter Technology Corp.	211,339
9,947	Celanese Corp., Series A	433,192
2,082	CF Industries Holdings, Inc.	337,846
3,464	Cliffs Natural Resources, Inc.	236,314
25,837	Commercial Metals Co.	321,154
13,919	Crown Holdings, Inc.*	470,323
4,699	Cytec Industries, Inc.	209,904
6,975	Domtar Corp.	571,322
134,843	Dow Chemical Co. (The)	3,759,423
67,784	E.I. du Pont de Nemours & Co.	3,258,377
13,156	Eastman Chemical Co.	516,899
11,966	Ecolab, Inc.	644,249
3,391	FMC Corp.	267,516
43,316	Freeport-McMoRan Copper & Gold, Inc.	1,743,902
3,262	Greif, Inc., Class A	146,072
26,123	Huntsman Corp.	306,684
4,824	International Flavors & Fragrances, Inc.	292,141
73,574	International Paper Co.	2,038,000
17,781	Louisiana-Pacific Corp.*	118,244
34,425	LyondellBasell Industries NV, Class A (Netherlands)	1,131,206
3,213	Martin Marietta Materials, Inc.(a)	231,882
22,910	MeadWestvaco Corp.	639,418
25,513	Monsanto Co.	1,856,071
5,634	Mosaic Co. (The)	329,927
11,043	Nalco Holding Co.	416,432
27,792	Newmont Mining Corp.	1,857,339
41,109	Nucor Corp.	1,553,098
10,625	Olin Corp.	200,388
24,445	Owens-Illinois, Inc.*	490,856
7,822	Packaging Corp. of America	203,998
14,329	PPG Industries, Inc.	1,238,169
16,382	Praxair, Inc.	1,665,558
8,423	Reliance Steel & Aluminum Co.	372,212

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,578	Rock-Tenn Co., Class A	$270,972
5,056	Rockwood Holdings, Inc.*	232,778
14,730	RPM International, Inc.	330,983
4,865	Scotts Miracle-Gro Co. (The), Class A	236,001
16,871	Sealed Air Corp.	300,304
4,530	Sensient Technologies Corp.	167,429
7,992	Sherwin-Williams Co. (The)	661,018
4,945	Sigma-Aldrich Corp.	323,799
4,517	Silgan Holdings, Inc.	169,568
8,766	Solutia, Inc.*	142,447
10,986	Sonoco Products Co.	344,851
17,234	Southern Copper Corp.	528,739
25,427	Steel Dynamics, Inc.	317,583
26,614	Temple-Inland, Inc.	846,591
18,103	United States Steel Corp.(a)	459,092
8,291	Valspar Corp. (The)	289,107
13,830	Vulcan Materials Co.(a)	432,741
5,280	W.R. Grace & Co.*	220,651
10,644	Worthington Industries, Inc.	183,928
		40,351,041
	Telecommunication Services—4.7%
8,260	American Tower Corp., Class A*	455,126
935,634	AT&T, Inc.	27,423,433
61,142	CenturyLink, Inc.	2,155,867
65,004	Cincinnati Bell, Inc.*	209,313
9,426	Crown Castle International Corp.*	389,859
81,502	Frontier Communications Corp.	510,202
15,816	Leap Wireless International, Inc.*	109,921
16,841	Level 3 Communications, Inc.*	449,486
20,058	MetroPCS Communications, Inc.*	170,493
12,818	NII Holdings, Inc.*	301,608
884,803	Sprint Nextel Corp.*	2,273,944
16,820	Telephone & Data Systems, Inc.	389,888
9,082	tw telecom, inc.*	168,017
5,056	United States Cellular Corp.*	201,583
459,779	Verizon Communications, Inc.	17,002,627
62,119	Windstream Corp.	755,988
		52,967,355
	Utilities—6.5%
151,542	AES Corp. (The)*	1,700,301
11,089	AGL Resources, Inc.	465,073
4,068	ALLETE, Inc.	160,727
14,110	Alliant Energy Corp.	575,406
56,694	Ameren Corp.	1,807,405
71,079	American Electric Power Co., Inc.	2,791,983
17,238	American Water Works Co., Inc.	526,276
9,194	Aqua America, Inc.	204,015
16,059	Atmos Energy Corp.	551,145
8,328	Avista Corp.	211,948
6,059	Black Hills Corp.	204,249

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,213	Calpine Corp.*	$731,391
63,562	CenterPoint Energy, Inc.	1,324,632
5,822	Cleco Corp.	214,657
30,235	CMS Energy Corp.	629,493
41,399	Consolidated Edison, Inc.	2,395,760
53,517	Constellation Energy Group, Inc.	2,124,625
65,790	Dominion Resources, Inc.	3,394,106
9,793	DPL, Inc.	297,218
29,051	DTE Energy Co.	1,513,848
207,765	Duke Energy Corp.	4,242,561
73,185	Dynegy, Inc.*(a)	268,589
53,695	Edison International	2,180,017
27,993	Entergy Corp.	1,936,276
91,544	Exelon Corp.	4,063,638
61,605	FirstEnergy Corp.	2,769,761
171,658	GenOn Energy, Inc.*	523,557
23,559	Great Plains Energy, Inc.	488,614
14,247	Hawaiian Electric Industries, Inc.	360,876
5,705	IDACORP, Inc.	230,368
14,436	Integrys Energy Group, Inc.	763,809
2,244	ITC Holdings Corp.	163,094
24,608	MDU Resources Group, Inc.	507,171
5,289	National Fuel Gas Co.	324,163
5,438	New Jersey Resources Corp.	255,695
51,777	NextEra Energy, Inc.	2,920,223
6,068	Nicor, Inc.	341,325
54,808	NiSource, Inc.	1,210,709
20,615	Northeast Utilities	712,661
5,777	NorthWestern Corp.	199,018
61,924	NRG Energy, Inc.*	1,326,412
11,592	NSTAR	522,683
30,633	NV Energy, Inc.	491,353
10,353	OGE Energy Corp.	535,664
13,785	ONEOK, Inc.	1,048,349
50,860	Pepco Holdings, Inc.	1,007,028
49,208	PG&E Corp.	2,111,023
8,449	Piedmont Natural Gas Co., Inc.	276,198
16,437	Pinnacle West Capital Corp.	749,198
19,873	PNM Resources, Inc.	357,316
10,893	Portland General Electric Co.	267,314
57,593	PPL Corp.	1,691,506
43,915	Progress Energy, Inc.	2,287,971
66,973	Public Service Enterprise Group, Inc.	2,256,990
34,526	Questar Corp.	665,316
18,355	SCANA Corp.	776,049
29,744	Sempra Energy	1,598,145
94,840	Southern Co.	4,097,088
5,891	Southwest Gas Corp.	232,577
29,531	TECO Energy, Inc.	548,391
15,637	UGI Corp.	448,313
5,321	Unisource Energy Corp.	198,367

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,633	Vectren Corp.	$358,524
14,848	Westar Energy, Inc.	404,756
7,413	WGL Holdings, Inc.	317,350
10,597	Wisconsin Energy Corp.	343,661
65,006	Xcel Energy, Inc.	1,680,379
		72,884,304
	Total Common Stocks and Other Equity Interests (Cost $1,119,751,779)	1,121,443,902
	Money Market Fund—0.0%
453,926	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $453,926)	453,926
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $1,120,205,705)	1,121,897,828
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—1.1%
12,366,690	Invesco Liquid Asset Portfolio— Institutional Class (Cost $12,366,690)(b)(c)	12,366,690
	Total Investments (Cost $1,132,572,395)—101.1%	1,134,264,518
	Liabilities in excess of other assets—(1.1)%	(12,722,239)
	Net Assets—100.0%	$1,121,542,279

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Financials	19.5
Industrials	19.0
Consumer Discretionary	17.7
Information Technology	16.9
Health Care	8.1
Energy	5.9
Materials	5.5
Consumer Staples	3.9
Utilities	2.2
Telecommunication Services	1.2
Money Market Fund	5.5
Liabilities in excess of other assets	(5.4)

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—17.7%
34,304	1-800-FLOWERS.COM, Inc., Class A*	$97,766
21,198	99 Cents Only Stores*	462,116
15,978	AFC Enterprises, Inc.*	219,058
15,353	AH Belo Corp., Class A	76,765
9,897	Ambassadors Group, Inc.	49,089
69,864	American Apparel, Inc.*(a)	60,782
37,556	American Axle & Manufacturing Holdings, Inc.*	363,918
27,353	American Greetings Corp., Class A	437,922
1,473	American Public Education, Inc.*	52,748
4,518	America's Car-Mart, Inc.*	150,811
14,199	Ameristar Casinos, Inc.	262,682
4,801	Arbitron, Inc.	190,744
9,544	Arctic Cat, Inc.*	193,839
7,104	Ascent Capital Group, Inc., Class A*	323,161
19,933	Audiovox Corp., Class A*	141,724
13,320	Bally Technologies, Inc.*	483,116
120,959	Beazer Homes USA, Inc.*(a)	260,062
28,704	Bebe Stores, Inc.	206,095
69,379	Belo Corp., Class A	439,863
12,547	Big 5 Sporting Goods Corp.	96,988
472	Biglari Holdings, Inc.*	162,897
4,637	BJ's Restaurants, Inc.*	245,436
1,234	Blue Nile, Inc.*	55,690
6,441	Blyth, Inc.	359,601
20,354	Bob Evans Farms, Inc.	669,647
24,798	Bon-Ton Stores, Inc. (The)	130,933
3,922	Bravo Brio Restaurant Group, Inc.*	76,204
37,567	Brown Shoe Co., Inc.(a)	334,722

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,341	Buckle, Inc. (The)(a)	$416,235
2,664	Buffalo Wild Wings, Inc.*	176,410
21,250	Build-A-Bear Workshop, Inc.*	139,188
57,200	Callaway Golf Co.(a)	332,332
1,981	Capella Education Co.*	68,959
17,318	Carmike Cinemas, Inc.*	112,221
12,890	Carrols Restaurant Group, Inc.*	120,393
11,049	Carter's, Inc.*	420,856
30,119	Casual Male Retail Group, Inc.*	124,994
13,806	Cato Corp. (The), Class A	353,848
2,014	Cavco Industries, Inc.*	90,690
10,664	CEC Entertainment, Inc.	337,196
30,057	Central European Media Enterprises Ltd., Class A (Bermuda)*(a)	331,829
21,377	Cheesecake Factory, Inc. (The)*(a)	598,342
6,432	Cherokee, Inc.	84,516
15,215	Children's Place Retail Stores, Inc. (The)*	714,344
13,770	ChinaCast Education Corp.*	55,355
2,412	Chipotle Mexican Grill, Inc.*	810,721
11,743	Choice Hotels International, Inc.	420,282
32,581	Christopher & Banks Corp.	108,495
4,198	Churchill Downs, Inc.	201,798
6,143	Citi Trends, Inc.*	76,112
16,502	Clear Channel Outdoor Holdings, Inc., Class A*	181,522
9,527	Coinstar, Inc.*(a)	454,819
81,684	Coldwater Creek, Inc.*	85,768
4,600	Columbia Sportswear Co.	247,204
46,262	Conn's, Inc.*(a)	426,073
116,942	Corinthian Colleges, Inc.*(a)	223,359

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,439	Cost Plus, Inc.*	$177,044
4,912	CPI Corp.(a)	29,325
13,318	Cracker Barrel Old Country Store, Inc.	564,550
14,899	Crocs, Inc.*	263,265
4,222	CSS Industries, Inc.	89,000
7,471	CTC Media, Inc.	85,991
4,240	Deckers Outdoor Corp.*	488,618
72,162	Denny's Corp.*	259,783
3,043	Destination Maternity Corp.	50,423
5,037	DG FastChannel, Inc.*	93,890
6,657	DineEquity, Inc.*	312,613
21,198	Dollar General Corp.*	840,713
3,730	Dorman Products, Inc.*	142,150
19,991	DreamWorks Animation SKG, Inc., Class A*	370,833
8,296	Drew Industries, Inc.	199,353
14,610	DSW, Inc., Class A	764,687
51,921	E.W. Scripps Co. (The), Class A*	433,021
23,583	Education Management Corp.*(a)	468,358
21,557	Entercom Communications Corp., Class A*	141,414
16,808	Ethan Allen Interiors, Inc.	332,798
5,615	Express, Inc.*	126,843
27,580	Federal-Mogul Corp.*	464,999
22,314	Finish Line, Inc. (The), Class A	448,511
3,291	Fisher Communications, Inc.*	95,571
5,082	Fossil, Inc.*	526,800
29,626	Fred's, Inc., Class A	361,141
6,129	Fuel Systems Solutions, Inc.*	143,051
80,926	Furniture Brands International, Inc.*	154,569
17,477	Gaylord Entertainment Co.*(a)	408,787
15,123	Genesco, Inc.*	891,350
5,475	G-III Apparel Group Ltd.*	154,340
4,999	Grand Canyon Education, Inc.*	81,534
33,127	Gray Television, Inc.*	62,941
7,651	Guess?, Inc.	252,406
29,934	Harte-Hanks, Inc.	262,821
10,547	Helen of Troy Ltd.*	305,125
10,785	hhgregg, Inc.*(a)	137,509
7,267	Hibbett Sports, Inc.*	299,328
24,795	Hillenbrand, Inc.	523,422
7,567	Hooker Furniture Corp.	73,400
54,891	Hot Topic, Inc.	414,976
100,661	Hovnanian Enterprises, Inc., Class A*(a)	144,952
17,294	Iconix Brand Group, Inc.*	310,427
13,576	International Speedway Corp., Class A	323,923
12,339	Interval Leisure Group, Inc.*	170,402
22,802	Isle of Capri Casinos, Inc.*	124,043
7,576	ITT Educational Services, Inc.*(a)	469,409
19,785	JAKKS Pacific, Inc.	375,321
7,736	Jos. A. Bank Clothiers, Inc.*	413,412
28,426	Journal Communications, Inc., Class A*	109,724
4,321	K12, Inc.*	151,451

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,449	Kenneth Cole Productions, Inc., Class A*	$80,151
7,228	Kid Brands, Inc.*	21,178
6,456	Kirkland's, Inc.*	72,565
12,384	Knology, Inc.*	177,463
19,424	Krispy Kreme Doughnuts, Inc.*	137,133
20,345	K-Swiss, Inc., Class A*	91,553
39,891	La-Z-Boy, Inc.*	405,293
20,704	Leapfrog Enterprises, Inc.*	77,226
57,824	Lee Enterprises, Inc.*(a)	41,055
10,194	Libbey, Inc.*	129,056
6,631	Liberty Media Corp. - Liberty Capital, Class A*	509,393
7,221	Life Time Fitness, Inc.*	311,442
7,107	Lifetime Brands, Inc.	86,919
18,224	LIN TV Corp., Class A*	56,859
12,840	Lincoln Educational Services Corp.	120,054
53,357	Lions Gate Entertainment Corp. (Canada)*	438,595
30,332	Lithia Motors, Inc., Class A	623,929
57,525	LodgeNet Interactive Corp.*(a)	115,050
1,691	Lululemon Athletica, Inc.*	95,508
4,895	Lumber Liquidators Holdings, Inc.*(a)	73,278
17,811	M/I Homes, Inc.*	133,048
4,696	Mac-Gray Corp.	65,180
18,575	Madison Square Garden Co. (The), Class A*	490,937
7,205	Maidenform Brands, Inc.*	177,099
11,810	Marcus Corp.	140,775
22,313	MarineMax, Inc.*	181,628
10,157	Matthews International Corp., Class A	356,917
137,319	McClatchy Co. (The), Class A*(a)	215,591
11,755	McCormick & Schmick's Seafood Restaurants, Inc.*	78,759
24,987	Media General, Inc., Class A*(a)	75,461
13,803	Meredith Corp.(a)	370,334
8,962	Midas, Inc.*	81,733
31,519	Modine Manufacturing Co.*	333,156
5,998	Monro Muffler Brake, Inc.	222,466
13,471	Morgans Hotel Group Co.*	87,696
3,533	Morningstar, Inc.	208,341
9,995	Morton's Restaurant Group, Inc.*	48,776
5,036	Motorcar Parts of America, Inc.*	49,957
10,965	Movado Group, Inc.	183,444
20,949	Multimedia Games Holding Co., Inc.*	138,473
13,034	National CineMedia, Inc.	157,711
36,526	Nautilus, Inc.*	73,783
21,577	New York & Co., Inc.*	57,611
17,817	Nutrisystem, Inc.(a)	220,218
29,200	O'Charley's, Inc.*	181,332
42,539	Orbitz Worldwide, Inc.*	80,399
25,148	Orient-Express Hotels Ltd., Class A*	214,512
6,060	Overstock.com, Inc.*(a)	50,298
11,807	Oxford Industries, Inc.	466,377

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,241	P.F. Chang's China Bistro, Inc.	$287,395
102,587	Pacific Sunwear of California, Inc.*	128,234
4,741	Panera Bread Co., Class A*	633,824
9,578	Papa John's International, Inc.*	323,353
3,065	Peet's Coffee & Tea, Inc.*(a)	195,302
42,787	Pep Boys—Manny, Moe & Jack (The)	492,050
7,829	Perry Ellis International, Inc.*	196,508
4,418	PetMed Express, Inc.(a)	44,047
33,497	Pier 1 Imports, Inc.*	419,047
34,636	Pinnacle Entertainment, Inc.*	392,080
21,929	Pool Corp.	640,765
142,206	Quiksilver, Inc.*	476,390
33,627	Radio One, Inc., Class D*(a)	44,051
11,419	Red Lion Hotels Corp.*	79,362
10,153	Red Robin Gourmet Burgers, Inc.*	254,536
38,067	Ruby Tuesday, Inc.*	319,382
2,992	Rue21, Inc.*(a)	79,707
23,123	Ruth's Hospitality Group, Inc.*	109,141
30,617	Ryland Group, Inc.	413,330
34,028	Sally Beauty Holdings, Inc.*	652,997
21,994	Scholastic Corp.	590,539
14,526	School Specialty, Inc.*	111,124
52,903	Scientific Games Corp., Class A*	459,727
13,258	Scripps Networks Interactive, Inc., Class A	563,200
59,800	Sealy Corp.*	92,690
18,151	Select Comfort Corp.*	376,996
6,783	Shoe Carnival, Inc.*	185,108
15,765	Shuffle Master, Inc.*	167,267
2,971	Shutterfly, Inc.*	123,802
12,365	Sinclair Broadcast Group, Inc., Class A	118,457
128,947	Sirius XM Radio, Inc.*(a)	230,815
21,422	Skechers U.S.A., Inc., Class A*	305,478
5,031	Skyline Corp.	34,010
34,916	Smith & Wesson Holding Corp.*	103,351
39,969	Sonic Corp.*	296,170
9,934	Sotheby's	349,875
26,848	Spartan Motors, Inc.	131,555
10,753	Speedway Motorsports, Inc.	139,789
26,290	Stage Stores, Inc.	410,913
19,169	Standard Motor Products, Inc.	298,078
40,291	Standard Pacific Corp.*(a)	122,485
35,544	Stein Mart, Inc.*	257,694
4,728	Steiner Leisure Ltd.*	227,795
7,640	Steven Madden Ltd.*	281,916
40,671	Stewart Enterprises, Inc., Class A	261,921
13,892	Stoneridge, Inc.*	109,330
2,405	Strayer Education, Inc.	204,930
4,425	Sturm Ruger & Co., Inc.	134,166
15,777	Superior Industries International, Inc.	288,561
13,779	Systemax, Inc.*	208,476
75,491	Talbots, Inc. (The)*(a)	198,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,115	Tempur-Pedic International, Inc.*	$620,367
15,297	Texas Roadhouse, Inc.	219,206
19,375	Thor Industries, Inc.	512,275
12,996	Tower International, Inc.*	159,981
21,687	TravelCenters of America LLC*	108,001
5,019	True Religion Apparel, Inc.*	170,244
41,759	Tuesday Morning Corp.*	151,168
6,459	Ulta Salon, Cosmetics & Fragrance, Inc.*	434,626
3,427	Under Armour, Inc., Class A*	289,273
13,037	Unifi, Inc.*	101,037
4,741	Universal Electronics, Inc.*	88,135
6,311	Universal Technical Institute, Inc.*	90,121
13,575	Vail Resorts, Inc.	604,902
21,263	Valassis Communications, Inc.*	415,266
16,302	ValueVision Media, Inc., Class A*	53,471
6,677	Vitamin Shoppe, Inc.*	251,790
1,359	Washington Post Co. (The), Class B(a)	462,277
6,537	Weight Watchers International, Inc.	487,791
13,923	West Marine, Inc.*	126,560
55,886	Wet Seal, Inc. (The), Class A*	234,162
12,087	Winnebago Industries, Inc.*	98,388
14,427	WMS Industries, Inc.*	316,096
13,571	Wolverine World Wide, Inc.	514,748
15,912	World Wrestling Entertainment, Inc., Class A(a)	167,235
123,578	Zale Corp.*(a)	456,003
4,873	Zumiez, Inc.*(a)	110,861
		58,824,513
	Consumer Staples—3.9%
8,172	Adecoagro SA (Luxembourg)*	79,432
131,198	Alliance One International, Inc.*	350,299
92,378	American Oriental Bioengineering, Inc. (China)*(a)	71,150
10,647	Andersons, Inc. (The)	393,087
22,289	B&G Foods, Inc.	472,973
1,187	Boston Beer Co., Inc., Class A*	105,026
5,131	Calavo Growers, Inc.	115,807
9,114	Cal-Maine Foods, Inc.(a)	303,678
16,552	Central Garden & Pet Co.*	143,175
47,413	Central Garden & Pet Co., Class A*	416,760
3,922	Coca-Cola Bottling Co. Consolidated	220,103
15,858	Darling International, Inc.*	222,329
4,185	Diamond Foods, Inc.(a)	275,164
13,893	Elizabeth Arden, Inc.*	476,252
2,258	Fresh Market, Inc. (The)*(a)	90,320
9,636	Green Mountain Coffee Roasters, Inc.*	626,533
16,980	Hain Celestial Group, Inc. (The)*	569,849
7,293	Hansen Natural Corp.*	649,733
17,714	Heckmann Corp.*(a)	106,107
20,757	Imperial Sugar Co.	140,525

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,263	Ingles Markets, Inc., Class A	$109,671
3,881	Inter Parfums, Inc.	71,566
4,794	J & J Snack Foods Corp.	247,227
8,232	Lancaster Colony Corp.(a)	547,593
7,328	National Beverage Corp.	123,990
16,800	Nu Skin Enterprises, Inc., Class A	848,904
4,072	Nutraceutical International Corp.*	56,194
7,840	Omega Protein Corp.*	84,907
50,273	Pilgrim's Pride Corp.*(a)	253,376
12,292	Prestige Brands Holdings, Inc.*	130,049
9,313	PriceSmart, Inc.	708,160
19,357	Reddy Ice Holdings, Inc.*	21,486
8,829	Revlon, Inc., Class A*	130,051
13,134	Sanderson Farms, Inc.(a)	650,133
8,127	Schiff Nutrition International, Inc.	99,312
35,922	Smart Balance, Inc.*	235,289
13,205	Snyders-Lance, Inc.	280,210
19,210	Spartan Stores, Inc.	328,875
10,904	Susser Holdings Corp.*	239,452
6,711	Tootsie Roll Industries, Inc.	166,231
11,070	TreeHouse Foods, Inc.*	679,034
2,577	USANA Health Sciences, Inc.*(a)	89,164
22,539	Vector Group Ltd.(a)	396,010
2,095	Village Super Market, Inc., Class A	59,414
5,501	WD-40 Co.	242,154
6,797	Weis Markets, Inc.	268,821
7,684	Zhongpin, Inc.*(a)	70,923
		12,966,498
	Energy—5.9%
12,716	Alon USA Energy, Inc.	96,642
2,434	Approach Resources, Inc.*(a)	59,414
13,576	Atlas Energy, Inc.*	1,358
17,163	ATP Oil & Gas Corp.*(a)	181,070
23,377	Basic Energy Services, Inc.*	428,734
10,422	Berry Petroleum Co., Class A	360,080
8,386	Bill Barrett Corp.*	348,858
14,054	BPZ Resources, Inc.*(a)	42,021
4,358	Brigham Exploration Co.*	158,697
78,638	Cal Dive International, Inc.*	176,149
14,350	Callon Petroleum Co.*	67,588
1,859	CARBO Ceramics, Inc.	252,545
4,858	Carrizo Oil & Gas, Inc.*	132,138
1,292	Clayton Williams Energy, Inc.*	84,419
5,388	Clean Energy Fuels Corp.*(a)	63,686
29,315	Cloud Peak Energy, Inc.*	672,779
13,556	Cobalt International Energy, Inc.*	139,898
21,168	Complete Production Services, Inc.*	694,310
23,484	Comstock Resources, Inc.*	428,348
6,082	Concho Resources, Inc.*	576,087
3,008	Contango Oil & Gas Co.*	193,535

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,169	Continental Resources, Inc.*	$192,200
3,491	Core Laboratories NV (Netherlands)	377,936
21,710	Crimson Exploration, Inc.*	64,696
48,709	Crosstex Energy, Inc.	634,678
3,226	Dawson Geophysical Co.*	93,231
6,908	Delek US Holdings, Inc.	100,028
14,061	Delta Petroleum Corp.*(a)	31,497
54,822	DHT Holdings, Inc.(a)	87,715
4,417	Dril-Quip, Inc.*	287,547
6,817	Endeavour International Corp.*(a)	63,262
16,805	Energy Partners Ltd.*	240,984
10,114	Energy XXI Bermuda Ltd. (Bermuda)*	297,048
13,513	ENGlobal Corp.*	35,269
28,029	EXCO Resources, Inc.	353,446
15,197	Gastar Exploration Ltd. (Canada)*	56,229
10,514	Geokinetics, Inc.*	34,381
2,190	GeoResources, Inc.*	58,123
6,059	Global Geophysical Services, Inc.*	57,803
52,018	Global Industries Ltd.*	413,543
24,096	GMX Resources, Inc.*(a)	60,240
8,649	Goodrich Petroleum Corp.*(a)	137,087
32,562	Gran Tierra Energy, Inc.*	197,977
5,369	Green Plains Renewable Energy, Inc.*	56,160
5,588	Gulf Island Fabrication, Inc.	155,626
11,875	Gulfmark Offshore, Inc., Class A*	493,881
2,527	Gulfport Energy Corp.*	78,691
7,478	Harvest Natural Resources, Inc.*(a)	79,790
135,958	Hercules Offshore, Inc.*	515,281
16,936	Hornbeck Offshore Services, Inc.*	556,178
3,346	InterOil Corp. (Canada)*(a)	158,968
21,701	ION Geophysical Corp.*	165,362
9,817	James River Coal Co.*(a)	101,606
10,444	Knightsbridge Tankers Ltd. (Bermuda)(a)	176,295
4,262	Lufkin Industries, Inc.	251,842
10,141	Magnum Hunter Resources Corp.*(a)	45,634
15,486	Matrix Service Co.*	164,461
35,028	McMoRan Exploration Co.*(a)	426,641
11,537	Miller Energy Resources, Inc.*(a)	33,111
5,546	Mitcham Industries, Inc.*	80,861
4,439	Natural Gas Services Group, Inc.*	61,081
44,389	Newpark Resources, Inc.*	396,394
23,510	Nordic American Tankers Ltd. (Bermuda)(a)	339,014
252,823	Oilsands Quest, Inc.*	65,734
659	OYO Geospace Corp.*	51,784
13,359	Pacific Ethanol, Inc.*	6,145
103,772	Parker Drilling Co.*	573,859
24,379	Patriot Coal Corp.*	306,200
39,235	Penn Virginia Corp.	238,941
7,571	Petroleum Development Corp.*	197,679
25,424	PetroQuest Energy, Inc.*(a)	185,341
6,975	PHI, Inc.*	153,938

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,735	Pioneer Drilling Co.*	$294,079
12,607	Quicksilver Resources, Inc.*	97,074
5,011	Resolute Energy Corp.*(a)	65,143
5,331	REX American Resources Corp.*	97,237
5,819	Rex Energy Corp.*	90,078
8,834	Rosetta Resources, Inc.*	391,700
10,848	RPC, Inc.	201,447
49,832	SandRidge Energy, Inc.*	381,713
21,436	Stone Energy Corp.*	520,680
14,812	Swift Energy Co.*	453,543
19,074	Teekay Tankers Ltd., Class A (Marshall Islands)(a)	94,226
14,007	Tesco Corp. (Canada)*	216,688
42,211	TETRA Technologies, Inc.*	401,004
48,843	Tsakos Energy Navigation Ltd. (Bermuda)	292,081
10,757	Union Drilling, Inc.*	80,570
17,060	VAALCO Energy, Inc.*	116,179
2,727	Vanguard Natural Resources LLC(a)	79,274
76,387	Vantage Drilling Co. (Cayman Islands)*	103,886
4,986	Venoco, Inc.*	48,564
11,153	W&T Offshore, Inc.	219,603
15,757	Warren Resources, Inc.*	49,319
35,595	Willbros Group, Inc.*	181,178
		19,625,040
	Financials—19.5%
4,814	1st Source Corp.	115,729
14,854	Acadia Realty Trust REIT	307,775
77,734	Advance America Cash Advance Centers, Inc.	655,298
4,161	Agree Realty Corp. REIT	99,490
202	Alexander's, Inc. REIT	87,607
3,812	Altisource Portfolio Solutions SA (Luxembourg)*	153,433
3,059	American Assets Trust, Inc. REIT*	62,006
14,203	American Campus Communities, Inc. REIT	552,923
8,951	American Capital Agency Corp. REIT	246,242
36,964	American Equity Investment Life Holding Co.	400,690
3,224	American National Insurance Co.	230,387
6,684	American Safety Insurance Holdings Ltd. (Bermuda)*	136,420
10,529	Ameris Bancorp*	105,816
10,551	AMERISAFE, Inc.*	227,374
8,360	AmTrust Financial Services, Inc.	212,177
77,069	Anworth Mortgage Asset Corp. REIT	497,095
10,022	Arbor Realty Trust, Inc. REIT*(a)	36,179
14,712	Argo Group International Holdings Ltd. (Bermuda)	444,155
4,131	Arrow Financial Corp.	96,418
64,322	Ashford Hospitality Trust, Inc. REIT	572,466

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,095	Associated Estates Realty Corp. REIT	$120,473
7,707	Avatar Holdings, Inc.*	73,216
2,529	BancFirst Corp.	97,872
22,604	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	367,315
12,384	Bancorp, Inc. (The)*	99,567
30,179	Bank Mutual Corp.	100,496
1,931	Bank of Marin Bancorp	68,435
6,421	Bank of the Ozarks, Inc.	159,690
17,470	BankAtlantic Bancorp, Inc., Class A*(a)	41,404
6,850	BankFinancial Corp.	54,800
11,311	Banner Corp.	198,734
8,600	Beneficial Mutual Bancorp, Inc.*	70,606
8,389	Berkshire Hills Bancorp, Inc.	167,948
8,822	BGC Partners, Inc., Class A	60,431
8,682	BOK Financial Corp.	453,374
41,891	Boston Private Financial Holdings, Inc.	317,534
36,063	Brookline Bancorp, Inc.	301,487
3,753	Bryn Mawr Bank Corp.	68,905
18,815	Calamos Asset Management, Inc., Class A	234,999
2,025	Camden National Corp.	60,102
47,842	Capitol Federal Financial, Inc.	530,568
32,890	CapLease, Inc. REIT	128,600
45,520	Capstead Mortgage Corp. REIT	551,702
7,925	Cardinal Financial Corp.	85,115
11,940	Cash America International, Inc.	653,715
32,269	Cathay General Bancorp	451,443
51,251	Cedar Shopping Centers, Inc. REIT	188,091
12,909	Center Financial Corp.*	84,812
11,854	Centerstate Banks, Inc.	67,331
11,383	Chemical Financial Corp.	229,140
5,031	Citizens & Northern Corp.	83,364
15,448	Citizens, Inc.*	121,112
51,776	Citizens Republic Bancorp, Inc.*	466,502
8,301	City Holding Co.(a)	272,771
13,372	CNA Financial Corp.	355,695
19,185	CoBiz Financial, Inc.	101,681
24,216	Cogdell Spencer, Inc. REIT	97,833
2,697	Cohen & Steers, Inc.(a)	73,277
3,140	Colony Financial, Inc. REIT	46,064
10,943	Columbia Banking System, Inc.	208,683
15,909	Community Bank System, Inc.	406,634
5,852	Community Trust Bancorp, Inc.	165,787
27,834	Compass Diversified Holdings(a)	363,512
10,335	CompuCredit Holdings Corp.*(a)	32,245
59,888	Cousins Properties, Inc. REIT	392,865
64,351	Cowen Group, Inc., Class A*	175,035
1,553	Credit Acceptance Corp.*	107,033
5,076	CreXus Investment Corp. REIT	48,527
45,406	CubeSmart REIT	445,433
55,182	CVB Financial Corp.	535,817

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,569	CYS Investments, Inc. REIT	$248,135
14,601	DFC Global Corp.*	320,054
56,605	DiamondRock Hospitality Co. REIT	512,275
16,345	Dime Community Bancshares	194,832
99,894	Doral Financial Corp.*	119,873
5,129	Duff & Phelps Corp., Class A	65,087
8,428	DuPont Fabros Technology, Inc. REIT	175,218
6,074	Dynex Capital, Inc. REIT	53,208
5,273	Eagle Bancorp, Inc.*	73,137
9,547	EastGroup Properties, Inc. REIT	416,345
28,539	Education Realty Trust, Inc. REIT	263,986
6,364	eHealth, Inc.*(a)	94,505
17,714	Employers Holdings, Inc.	287,321
4,822	Encore Capital Group, Inc.*	130,628
2,255	Enstar Group Ltd. (Bermuda)*	207,392
6,811	Enterprise Financial Services Corp.	105,094
5,810	Equity Lifestyle Properties, Inc. REIT	384,215
19,565	Equity One, Inc. REIT	335,540
4,728	ESSA Bancorp, Inc.	52,197
2,162	Evercore Partners, Inc., Class A	59,325
28,471	Extra Space Storage, Inc. REIT	641,452
11,803	EZCORP, Inc., Class A*	327,887
9,502	FBL Financial Group, Inc., Class A	310,240
23,171	FBR & Co.*	48,196
64,847	FelCor Lodging Trust, Inc. REIT*	195,189
4,732	Financial Institutions, Inc.	77,510
6,065	First Bancorp	76,904
64,592	First BanCorp*(a)	229,948
23,018	First Busey Corp.(a)	117,392
5,694	First Cash Financial Services, Inc.*	236,301
1,842	First Citizens BancShares, Inc., Class A	300,338
72,474	First Commonwealth Financial Corp.	334,105
10,099	First Community Bancshares, Inc.	121,289
21,335	First Financial Bancorp	349,894
10,497	First Financial Bankshares, Inc.	333,385
3,704	First Financial Corp.	121,713
9,202	First Financial Holdings, Inc.	68,555
61,511	First Industrial Realty Trust, Inc. REIT*	605,883
9,356	First Interstate BancSystem, Inc.	118,260
30,252	First Marblehead Corp. (The)*	29,042
15,541	First Merchants Corp.	125,260
46,788	First Midwest Bancorp, Inc.	421,560
2,465	First of Long Island Corp. (The)	62,981
17,872	First Potomac Realty Trust REIT	253,961
117,351	Flagstar Bancorp, Inc.*	91,534
33,264	Flagstone Reinsurance Holdings SA (Luxembourg)	282,411
15,663	Flushing Financial Corp.	192,028
12,461	Forestar Group, Inc.*	161,993
31,083	Franklin Street Properties Corp. REIT	394,754
1,611	GAMCO Investors, Inc., Class A	75,878

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,699	Getty Realty Corp. REIT	$90,842
37,500	GFI Group, Inc.	162,000
32,409	Glacier Bancorp, Inc.	367,842
5,087	Gladstone Commercial Corp. REIT(a)	85,614
40,004	Gleacher & Co., Inc.*	51,205
47,818	Glimcher Realty Trust REIT	438,013
6,627	Global Indemnity PLC (Ireland)*	133,799
4,418	Government Properties Income Trust REIT	103,956
74,878	Gramercy Capital Corp. REIT*	223,136
4,388	Great Southern Bancorp, Inc.	87,277
4,149	Greenhill & Co., Inc.(a)	156,749
8,249	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	185,850
57,244	Grubb & Ellis Co.*	25,760
7,466	Hallmark Financial Services, Inc.*	57,936
47,699	Hanmi Financial Corp.*	47,699
7,592	Harleysville Group, Inc.	446,106
28,051	Healthcare Realty Trust, Inc. REIT	529,883
3,720	Heartland Financial USA, Inc.	58,144
38,801	Hersha Hospitality Trust REIT	171,112
17,319	Hilltop Holdings, Inc.*	136,474
5,605	Home Bancshares, Inc.	131,437
28,037	Horace Mann Educators Corp.	377,098
8,764	Howard Hughes Corp. (The)*	420,497
8,472	Hudson Valley Holding Corp.	184,012
9,063	IBERIABANK Corp.	468,738
6,839	ICG Group, Inc.*	73,793
9,018	Independent Bank Corp.	233,747
7,044	Infinity Property & Casualty Corp.	408,270
51,418	Inland Real Estate Corp. REIT	385,635
31,930	International Bancshares Corp.	578,572
4,624	INTL FCStone, Inc.*	112,086
4,046	Invesco Mortgage Capital, Inc. REIT(~)	63,846
30,884	Investment Technology Group, Inc.*	352,386
14,500	Investors Bancorp, Inc.*	201,260
40,319	Investors Real Estate Trust REIT	298,764
50,962	Janus Capital Group, Inc.	334,311
2,092	Kansas City Life Insurance Co.	70,124
7,925	KBW, Inc.	112,218
40,024	Kite Realty Group Trust REIT	165,299
9,921	Lakeland Bancorp, Inc.	92,166
6,640	Lakeland Financial Corp.	158,630
24,233	LaSalle Hotel Properties REIT	579,411
6,987	LPL Investment Holdings, Inc.*	202,693
6,854	LTC Properties, Inc. REIT	194,379
39,339	Maiden Holdings Ltd. (Bermuda)	320,613
9,313	MainSource Financial Group, Inc.	87,356
3,707	MarketAxess Holdings, Inc.	108,356
25,336	MB Financial, Inc.	419,818
22,520	Meadowbrook Insurance Group, Inc.	233,307
10,246	Medallion Financial Corp.	121,927

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
36,278	Medical Properties Trust, Inc. REIT	$366,408
7,741	Metro Bancorp, Inc.*	64,018
8,717	Mid-America Apartment Communities, Inc. REIT	543,941
14,613	Mission West Properties, Inc. REIT	113,689
14,465	Monmouth Real Estate Investment Corp., Class A REIT	121,506
76,828	MPG Office Trust, Inc. REIT*(a)	183,619
13,282	Nara Bancorp, Inc.*	112,631
32,249	National Financial Partners Corp.*	440,844
5,761	National Health Investors, Inc. REIT	257,459
67,772	National Penn Bancshares, Inc.	528,622
580	National Western Life Insurance Co., Class A	83,387
6,126	Navigators Group, Inc. (The)*	279,468
16,256	NBT Bancorp, Inc.	349,829
12,365	Nelnet, Inc., Class A	265,600
9,345	New York Mortgage Trust, Inc. REIT	65,415
77,778	Newcastle Investment Corp. REIT	357,001
16,664	NewStar Financial, Inc.*	178,638
5,221	Northfield Bancorp, Inc.(a)	72,102
105,726	NorthStar Realty Finance Corp. REIT	417,618
45,847	Northwest Bancshares, Inc.	571,712
7,332	OceanFirst Financial Corp.	95,609
46,392	Ocwen Financial Corp.*	672,684
50,451	Old National Bancorp	583,718
21,818	OMEGA Healthcare Investors, Inc. REIT	387,488
7,515	One Liberty Properties, Inc. REIT	122,194
13,528	OneBeacon Insurance Group Ltd., Class A	205,896
4,866	Oppenheimer Holdings, Inc., Class A	85,496
19,196	Oriental Financial Group, Inc.	203,286
5,639	Oritani Financial Corp.	73,081
2,731	Orrstown Financial Services, Inc.	25,016
8,198	Pacific Continental Corp.	71,077
15,418	PacWest Bancorp	271,974
6,933	Park National Corp.(a)	413,969
20,571	Parkway Properties, Inc. REIT	264,337
11,530	Penson Worldwide, Inc.*(a)	14,182
4,407	Peoples Bancorp, Inc.	58,305
5,314	PICO Holdings, Inc.*	121,372
16,502	Pinnacle Financial Partners, Inc.*	247,695
9,116	Piper Jaffray Cos.*	189,248
121,606	PMI Group, Inc. (The)*	31,459
2,273	Portfolio Recovery Associates, Inc.*	159,428
17,449	Post Properties, Inc. REIT	716,805
12,662	Presidential Life Corp.	125,607
25,962	PrivateBancorp, Inc.	282,986
11,970	Prosperity Bancshares, Inc.	460,725
30,979	Provident Financial Services, Inc.	401,178
12,927	Provident New York Bancorp	89,843
5,440	PS Business Parks, Inc. REIT	289,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
89,829	Radian Group, Inc.	$211,098
64,291	RAIT Financial Trust REIT(a)	334,313
21,847	Ramco-Gershenson Properties Trust REIT	210,824
12,619	Renasant Corp.	181,966
6,943	Republic Bancorp, Inc., Class A	141,221
9,940	Resource America, Inc., Class A	48,408
34,143	Resource Capital Corp. REIT	183,348
16,753	S&T Bancorp, Inc.(a)	312,779
4,462	S.Y. Bancorp, Inc.	91,828
27,003	Sabra Health Care REIT, Inc.	277,321
3,521	Safeguard Scientifics, Inc.*	59,540
8,418	Safety Insurance Group, Inc.	358,775
10,642	Sandy Spring Bancorp, Inc.	181,020
4,273	Saul Centers, Inc. REIT	153,144
5,073	SCBT Financial Corp.	149,806
20,242	SeaBright Holdings, Inc.	145,338
60,370	Seacoast Banking Corp. of Florida*	89,951
9,595	Signature Bank*	534,921
7,082	Simmons First National Corp., Class A	183,849
7,379	Southside Bancshares, Inc.	151,786
10,462	Southwest Bancorp, Inc.*	49,171
12,472	Sovran Self Storage, Inc. REIT	551,262
17,750	St. Joe Co. (The)*(a)	254,712
5,613	State Auto Financial Corp.	74,597
6,139	State Bancorp, Inc.	72,624
8,392	StellarOne Corp.	100,620
16,586	Sterling Bancorp	136,834
7,754	Sterling Financial Corp.*	116,388
20,751	Stewart Information Services Corp.(a)	208,340
10,126	Stifel Financial Corp.*	322,716
65,131	Strategic Hotels & Resorts, Inc. REIT*	370,595
4,413	Suffolk Bancorp	37,555
9,000	Sun Communities, Inc. REIT	342,720
79	Susquehanna Bancshares, Inc.	574
55,789	SWS Group, Inc.	307,397
16,847	Tanger Factory Outlet Centers, Inc. REIT	474,412
9,230	Taubman Centers, Inc. REIT	565,153
3,520	Territorial Bancorp, Inc.	69,168
11,376	Texas Capital Bancshares, Inc.*	318,528
23,996	TFS Financial Corp.*	221,003
2,614	Tompkins Financial Corp.	103,070
3,391	Tower Bancorp, Inc.	87,217
15,170	Tower Group, Inc.	359,984
9,250	TowneBank(a)	115,255
5,359	TriCo Bancshares	79,474
49,992	TrustCo Bank Corp. NY	247,960
10,960	UMB Financial Corp.	404,095
8,722	Union First Market Bankshares Corp.	111,816
22,302	United Bankshares, Inc.(a)	529,449
38,371	United Community Banks, Inc.*(a)	283,562
5,450	United Financial Bancorp, Inc.	87,963

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,680	United Fire & Casualty Co.	$200,891
2,567	Universal Health Realty Income Trust REIT	97,469
18,132	Universal Insurance Holdings, Inc.	76,517
5,173	Univest Corp. of Pennsylvania	78,681
9,161	Urstadt Biddle Properties, Inc., Class A REIT	163,432
6,263	ViewPoint Financial Group	80,605
18,659	Virginia Commerce Bancorp, Inc.*	118,671
16,430	Waddell & Reed Financial, Inc., Class A	455,604
20,577	Walter Investment Management Corp.	521,833
4,707	Washington Banking Co.	55,637
4,886	Washington Trust Bancorp, Inc.	114,723
10,069	WesBanco, Inc.	199,970
8,027	West Coast Bancorp*	119,843
9,802	Westamerica Bancorp.	439,326
32,293	Western Alliance Bancorp*	209,904
13,329	Westfield Financial, Inc.	94,769
13,670	Wilshire Bancorp, Inc.*	46,751
8,641	Winthrop Realty Trust REIT	78,201
16,073	Wintrust Financial Corp.	464,188
6,132	World Acceptance Corp.*	414,830
3,282	WSFS Financial Corp.	130,460
		64,887,302
	Health Care—8.1%
3,099	Abaxis, Inc.*	86,958
12,099	Accuray, Inc.*	48,396
45,592	Affymetrix, Inc.*	254,859
3,329	Air Methods Corp.*	269,050
19,826	Albany Molecular Research, Inc.*	63,641
4,764	Alexion Pharmaceuticals, Inc.*	321,618
10,570	Align Technology, Inc.*	243,427
14,874	Alkermes PLC (Ireland)*	260,146
32,078	Alliance HealthCare Services, Inc.*	35,607
2,482	Almost Family, Inc.*	46,264
5,972	Alnylam Pharmaceuticals, Inc.*	48,493
14,951	Amedisys, Inc.*	196,307
6,958	American Dental Partners, Inc.*	73,476
42,286	AMN Healthcare Services, Inc.*	200,436
20,588	AmSurg Corp.*	521,494
15,495	Amylin Pharmaceuticals, Inc.*	178,502
2,815	Analogic Corp.	152,235
10,050	AngioDynamics, Inc.*	154,870
5,204	Arthrocare Corp.*	156,901
8,789	Assisted Living Concepts, Inc., Class A	124,892
1,483	Athenahealth, Inc.*	78,466
380	Atrion Corp.	85,500
5,168	BioMarin Pharmaceutical, Inc.*	176,280
5,169	Bio-Rad Laboratories, Inc., Class A*	514,574
7,090	Bio-Reference Labs, Inc.*	142,084
51,411	BioScrip, Inc.*	334,171
8,441	Bruker Corp.*	121,804

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,641	Cambrex Corp.*	$69,652
3,928	Cantel Medical Corp.	108,413
14,886	CardioNet, Inc.*	42,127
12,513	Catalyst Health Solutions, Inc.*	687,840
2,809	Cepheid, Inc.*	100,787
6,319	Chemed Corp.	375,096
3,915	Chindex International, Inc.*	43,496
1,297	Computer Programs & Systems, Inc.	66,238
15,413	CONMED Corp.*	404,900
2,028	CorVel Corp.*	104,584
12,302	Cross Country Healthcare, Inc.*	61,510
9,166	Cubist Pharmaceuticals, Inc.*	346,566
4,330	Dendreon Corp.*(a)	47,370
8,648	Emdeon, Inc., Class A*	164,053
5,576	Emergent Biosolutions, Inc.*	105,163
10,172	Emeritus Corp.*	180,146
1,891	Ensign Group, Inc. (The)	43,039
7,597	Enzon Pharmaceuticals, Inc.*	55,838
16,084	eResearchTechnology, Inc.*	82,189
3,696	Exactech, Inc.*	59,136
36,153	Five Star Quality Care, Inc.*	93,636
7,451	Gen-Probe, Inc.*	447,805
16,907	Gentiva Health Services, Inc.*	69,995
10,436	Greatbatch, Inc.*	233,036
6,513	Haemonetics Corp.*	396,967
8,759	Hanger Orthopedic Group, Inc.*	152,144
27,192	HealthSouth Corp.*	480,211
15,583	Healthspring, Inc.*	840,547
25,262	Healthways, Inc.*	180,876
5,480	HMS Holdings Corp.*	133,931
9,575	Human Genome Sciences, Inc.*	98,240
3,270	ICU Medical, Inc.*	128,544
7,462	IDEXX Laboratories, Inc.*	537,189
6,049	Illumina, Inc.*	185,220
8,326	Impax Laboratories, Inc.*	157,445
4,988	Integra LifeSciences Holdings Corp.*	159,915
17,062	Invacare Corp.	383,042
2,859	IPC The Hospitalist Co., Inc.*	119,878
10,966	Isis Pharmaceuticals, Inc.*	90,908
2,857	Kensey Nash Corp.*	76,796
8,905	KV Pharmaceutical Co., Class A*(a)	9,885
2,677	Landauer, Inc.	137,196
13,611	LCA-Vision, Inc.*	43,964
4,538	LHC Group, Inc.*	71,201
4,603	Luminex Corp.*	101,082
6,635	Masimo Corp.	137,212
12,743	MedAssets, Inc.*	135,840
14,321	Medical Action Industries, Inc.*	75,042
5,150	Medicines Co. (The)*	96,408
10,537	Medicis Pharmaceutical Corp., Class A	403,462
6,845	MedQuist Holdings, Inc.*	58,525

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,184	Meridian Bioscience, Inc.	$130,892
10,410	Merit Medical Systems, Inc.*	139,702
15,935	Metropolitan Health Networks, Inc.*	103,896
24,804	Molina Healthcare, Inc.*	525,349
4,050	MWI Veterinary Supply, Inc.*	305,775
14,805	Myriad Genetics, Inc.*	315,050
3,690	National Healthcare Corp.	141,364
7,518	Natus Medical, Inc.*	64,655
2,421	Neogen Corp.*	93,572
3,395	NuVasive, Inc.*	50,314
5,679	Obagi Medical Products, Inc.*	53,610
10,436	Omnicell, Inc.*	156,018
6,916	Onyx Pharmaceuticals, Inc.*	283,072
7,458	Orthofix International NV (Curacao)*	261,850
11,553	Par Pharmaceutical Cos., Inc.*	353,522
19,877	PAREXEL International Corp.*	437,890
110,289	PDL BioPharma, Inc.	669,454
44,285	PharMerica Corp.*	690,846
8,337	Providence Service Corp. (The)*	104,213
23,275	PSS World Medical, Inc.*	517,869
4,908	Quality Systems, Inc.	190,970
7,435	Quidel Corp.*	132,789
22,733	RadNet, Inc.*	58,424
4,142	Regeneron Pharmaceuticals, Inc.*	229,053
18,850	ResMed, Inc.*	533,455
36,504	RTI Biologics, Inc.*	164,268
4,473	Salix Pharmaceuticals Ltd.*	153,223
4,343	Seattle Genetics, Inc.*(a)	95,546
36,176	Select Medical Holdings Corp.*	314,731
8,258	Sirona Dental Systems, Inc.*	395,558
12,769	Skilled Healthcare Group, Inc., Class A*	48,267
3,600	SonoSite, Inc.*	111,564
47,258	Sunrise Senior Living, Inc.*(a)	259,919
8,211	SurModics, Inc.*	86,544
17,292	Symmetry Medical, Inc.*	157,184
7,416	Syneron Medical Ltd. (Israel)*	83,949
6,595	Team Health Holdings, Inc.*	134,010
4,589	Techne Corp.	315,723
9,000	Thoratec Corp.*	328,590
13,503	Triple-S Management Corp., Class B*	256,557
3,732	United Therapeutics Corp.*	163,200
4,409	US Physical Therapy, Inc.	86,064
7,709	Vertex Pharmaceuticals, Inc.*	305,199
21,400	ViroPharma, Inc.*	433,136
8,730	Vivus, Inc.*(a)	82,324
2,644	Volcano Corp.*	65,915
21,260	Warner Chilcott PLC, Class A (Ireland)*	385,231
17,783	WellCare Health Plans, Inc.*	871,545
12,254	West Pharmaceutical Services, Inc.	476,313
8,537	Wright Medical Group, Inc.*	146,751

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,398	Zoll Medical Corp.*	$166,288
		26,905,939
	Industrials—19.0%
16,949	A.O. Smith Corp.	629,825
17,674	A123 Systems, Inc.*(a)	60,622
4,468	AAON, Inc.	94,588
22,221	AAR Corp.	442,865
24,198	ABM Industries, Inc.	489,284
56,654	ACCO Brands Corp.*	389,213
14,977	Aceto Corp.	94,954
19,044	Actuant Corp., Class A	428,490
2,321	Advisory Board Co. (The)*	142,161
33,556	Aegean Marine Petroleum Network, Inc. (Greece)	174,491
12,821	Aegion Corp.*	189,623
3,762	Aerovironment, Inc.*	124,259
53,914	Air Transport Services Group, Inc.*	298,684
52,903	Aircastle Ltd. (Bermuda)	641,713
4,102	Alamo Group, Inc.	97,833
15,446	Albany International Corp., Class A	348,925
4,273	Allegiant Travel Co.*	222,025
9,775	Altra Holdings, Inc.*	143,692
5,770	American Railcar Industries, Inc.*	127,286
29,571	American Reprographics Co.*	117,988
1,466	American Science & Engineering, Inc.	99,717
3,797	American Superconductor Corp.*(a)	16,555
3,013	American Woodmark Corp.	51,251
4,593	Ampco-Pittsburgh Corp.	96,407
21,901	Apogee Enterprises, Inc.	239,159
20,520	Applied Industrial Technologies, Inc.	689,882
23,084	Arkansas Best Corp.	475,530
14,568	Armstrong World Industries, Inc.	620,451
10,741	Astec Industries, Inc.*	357,138
3,430	AZZ, Inc.	153,184
21,557	Barnes Group, Inc.	501,631
27,622	Beacon Roofing Supply, Inc.*	509,073
15,071	Belden, Inc.	486,492
15,122	Blount International, Inc.*	234,845
27,677	Builders FirstSource, Inc.*	45,113
3,394	CAI International, Inc.*	52,980
4,286	Cascade Corp.	184,727
21,653	Casella Waste Systems, Inc., Class A*	135,981
39,071	CBIZ, Inc.*	247,319
14,899	CDI Corp.	195,624
13,669	Celadon Group, Inc.	150,496
66,954	Cenveo, Inc.*	251,077
12,766	Ceradyne, Inc.*	427,150
8,180	Chart Industries, Inc.*	462,252
36,615	China BAK Battery, Inc.*(a)	33,689
16,052	China Yuchai International Ltd. (Bermuda)(a)	243,990

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,573	CIRCOR International, Inc.	$159,232
13,007	CLARCOR, Inc.	630,579
11,071	Clean Harbors, Inc.*	645,107
9,442	Coleman Cable, Inc.*	96,025
8,391	Colfax Corp.*(a)	211,957
14,081	Columbus McKinnon Corp.*	211,074
23,233	Comfort Systems USA, Inc.	255,563
12,483	Commercial Vehicle Group, Inc.*	137,687
7,842	Consolidated Graphics, Inc.*	357,282
8,047	Copa Holdings SA, Class A (Panama)	555,806
13,212	Copart, Inc.*	575,383
9,780	Corporate Executive Board Co. (The)	357,850
5,880	Costamare, Inc. (Marshall Islands)	73,618
3,198	CoStar Group, Inc.*	196,773
5,666	Courier Corp.	49,238
9,104	Covenant Transport Group, Inc., Class A*	29,224
5,674	CRA International, Inc.*	109,622
5,039	Cubic Corp.	237,438
39,947	Diana Shipping, Inc. (Greece)*	328,764
8,304	DigitalGlobe, Inc.*	169,402
12,261	Dolan Co. (The)*	107,284
5,238	Douglas Dynamics, Inc.	78,675
6,314	Ducommun, Inc.	90,101
5,102	DXP Enterprises, Inc.*	127,448
25,987	Dycom Industries, Inc.*	504,927
3,484	Dynamic Materials Corp.	75,603
105,187	Eagle Bulk Shipping, Inc.*(a)	163,040
13,319	Encore Wire Corp.	354,019
74,664	EnergySolutions, Inc.*	281,483
19,240	Ennis, Inc.	281,481
9,136	EnPro Industries, Inc.*	314,644
7,735	ESCO Technologies, Inc.	236,459
82,815	Excel Maritime Carriers Ltd. (Liberia)*(a)	235,195
2,988	Exponent, Inc.*	143,962
52,709	Federal Signal Corp.	248,786
18,881	Flow International Corp.*	48,902
51,208	Force Protection, Inc.*	188,445
7,321	Forward Air Corp.	239,763
5,443	Franklin Electric Co., Inc.	249,943
8,654	FreightCar America, Inc.*	163,993
12,922	Furmanite Corp.*	86,190
10,212	Fushi Copperweld, Inc.*(a)	64,948
10,992	G&K Services, Inc., Class A	333,717
52,274	Genco Shipping & Trading Ltd.*(a)	470,466
32,848	GenCorp, Inc.*	159,641
11,674	Generac Holdings, Inc.*	266,868
8,016	Genesee & Wyoming, Inc., Class A*	474,627
19,646	Geo Group, Inc. (The)*	358,147
4,419	GeoEye, Inc.*	148,346
27,595	Gibraltar Industries, Inc.*	307,960
4,881	Gorman-Rupp Co. (The)	131,152

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,424	GP Strategies Corp.*	$75,932
14,585	Graco, Inc.	626,280
24,553	GrafTech International Ltd.*	385,728
23,412	Great Lakes Dredge & Dock Corp.	120,572
12,928	Greenbrier Cos., Inc.*	240,590
35,041	Griffon Corp.*	331,838
11,155	H&E Equipment Services, Inc.*	122,370
48,305	Hawaiian Holdings, Inc.*	258,432
15,213	Healthcare Services Group, Inc.	263,946
28,457	Heartland Express, Inc.	381,608
2,354	HEICO Corp.	134,225
4,766	HEICO Corp., Class A	187,351
7,859	Heidrick & Struggles International, Inc.	155,451
19,464	Herman Miller, Inc.	401,932
32,861	Hexcel Corp.*	811,995
16,076	Hill International, Inc.*	90,026
8,249	Houston Wire & Cable Co.	105,340
15,237	HUB Group, Inc., Class A*	476,309
11,298	Hudson Highland Group, Inc.*	52,310
2,616	Hurco Cos., Inc.*	68,330
10,003	Huron Consulting Group, Inc.*	360,208
8,336	ICF International, Inc.*	194,896
16,051	IDEX Corp.	569,008
6,423	IHS, Inc., Class A*	539,468
10,005	II-VI, Inc.*	190,195
10,597	InnerWorkings, Inc.*(a)	95,903
12,784	Insperity, Inc.	329,571
10,425	Insteel Industries, Inc.	107,482
16,518	Interface, Inc., Class A	215,395
15,558	Interline Brands, Inc.*	231,814
5,387	International Shipholding Corp.	109,572
12,914	John Bean Technologies Corp.	208,432
5,842	Kadant, Inc.*	126,479
11,172	Kaman Corp.	371,469
21,392	KAR Auction Services, Inc.*	294,140
10,434	Kaydon Corp.	328,254
17,385	Kforce, Inc.*	221,833
1,066	KHD Humboldt Wedag International AG (Germany)*	6,840
12,859	Kimball International, Inc., Class B	72,396
17,096	Knight Transportation, Inc.	259,859
17,905	Knoll, Inc.	273,051
15,650	Korn/Ferry International*	249,930
10,193	Kratos Defense & Security Solutions, Inc.*	64,522
13,558	Landstar System, Inc.	605,094
3,148	Lawson Products, Inc.	52,477
11,553	Layne Christensen Co.*	291,020
4,455	LB Foster Co., Class A	113,602
2,199	Lindsay Corp.	127,762
4,206	LMI Aerospace, Inc.*	84,583
16,874	LSI Industries, Inc.	113,562

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,785	Lydall, Inc.*	$129,164
13,334	M&F Worldwide Corp.*	330,150
27,230	Macquarie Infrastructure Co. LLC	718,055
7,436	Marten Transport Ltd.	131,692
18,979	MasTec, Inc.*	410,326
11,118	McGrath Rentcorp	297,073
22,779	Metalico, Inc.*	102,961
28,280	MFC Industrial Ltd. (Canada)	198,808
4,623	Michael Baker Corp.*	95,141
3,486	Middleby Corp. (The)*	293,800
7,682	Miller Industries, Inc.	157,020
10,623	Mine Safety Appliances Co.	356,402
5,718	Mistras Group, Inc.*	124,652
16,413	Mobile Mini, Inc.*	297,732
10,220	MSC Industrial Direct Co., Class A	695,062
134,608	Mueller Water Products, Inc., Class A	370,172
5,460	Multi-Color Corp.	144,745
9,699	MYR Group, Inc.*	187,094
4,147	NACCO Industries, Inc., Class A	340,469
1,861	National Presto Industries, Inc.(a)	177,725
41,340	Navigant Consulting, Inc.*	468,382
70,617	Navios Maritime Holdings, Inc. (Greece)	265,520
26,892	NCI Building Systems, Inc.*	244,986
7,252	NN, Inc.*	64,108
7,692	Nordson Corp.	356,678
7,665	Northwest Pipe Co.*	204,426
4,600	OceanFreight, Inc., Class A (Marshall Islands)*(a)	87,262
20,847	Old Dominion Freight Line, Inc.*	762,375
17,422	On Assignment, Inc.*	187,983
24,006	Orbital Sciences Corp.*	371,133
12,159	Orion Marine Group, Inc.*	82,560
61,346	Pacer International, Inc.*	288,940
65,416	Paragon Shipping, Inc., Class A	71,303
8,985	Park-Ohio Holdings Corp.*	145,377
13,615	Pike Electric Corp.*	103,610
16,276	Pinnacle Airlines Corp.*	41,829
4,426	Polypore International, Inc.*	232,144
4,866	Powell Industries, Inc.*	163,546
9,591	Quality Distribution, Inc.*	108,091
17,515	Quanex Building Products Corp.	258,346
10,573	RailAmerica, Inc.*	144,533
3,224	Raven Industries, Inc.	193,472
5,883	RBC Bearings, Inc.*	238,261
15,997	Resources Connection, Inc.	177,407
7,309	Robbins & Myers, Inc.	326,639
12,206	Rollins, Inc.	265,847
23,036	RSC Holdings, Inc.*	224,831
23,620	Rush Enterprises, Inc., Class A*	455,866
12,598	Safe Bulkers, Inc. (Marshall Islands)(a)	86,170
14,803	Saia, Inc.*	197,620

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,312	Sauer-Danfoss, Inc.*	$205,681
5,602	Schawk, Inc.	75,571
138	Seaboard Corp.	303,324
10,988	SeaCube Container Leasing Ltd. (Bermuda)	152,733
38,914	Seaspan Corp. (Hong Kong)(a)	551,411
11,452	Sensata Technologies Holding NV (Netherlands)*	342,873
12,733	Simpson Manufacturing Co., Inc.	390,394
8,938	Standard Parking Corp.*	157,219
20,910	Standard Register Co. (The)(a)	54,157
6,446	Standex International Corp.	248,880
32,078	Star Bulk Carriers Corp.	44,588
64,022	Steelcase, Inc., Class A	474,403
10,842	Sterling Construction Co., Inc.*	134,983
3,152	Sun Hydraulics Corp.	90,651
28,155	Swift Transportation Co.*	250,579
14,272	SYKES Enterprises, Inc.*	227,353
5,639	TAL International Group, Inc.	156,933
16,994	Taser International, Inc.*	84,460
17,786	TBS International PLC, Class A (Ireland)*	12,628
6,688	Team, Inc.*	167,267
15,221	Tecumseh Products Co., Class A*	96,806
5,441	Tennant Co.	210,512
25,328	Tetra Tech, Inc.*	552,910
3,457	Textainer Group Holdings Ltd.	94,895
9,166	Titan International, Inc.	206,235
5,137	Titan Machinery, Inc.*	119,846
9,901	Toro Co. (The)	535,050
10,397	Towers Watson & Co., Class A	683,083
8,342	TransDigm Group, Inc.*	783,481
13,219	Tredegar Corp.	256,052
8,671	Trimas Corp.*	168,998
11,449	Triumph Group, Inc.	665,187
26,206	TrueBlue, Inc.*	346,443
3,177	Twin Disc, Inc.	123,585
12,827	Ultrapetrol Bahamas Ltd.*(a)	38,096
5,952	UniFirst Corp.	311,587
12,737	Universal Forest Products, Inc.	357,528
80,078	US Airways Group, Inc.*	462,050
5,805	US Ecology, Inc.	104,838
4,641	Valmont Industries, Inc.	397,966
13,385	Verisk Analytics, Inc., Class A*	470,483
12,894	Viad Corp.	269,871
4,058	Vicor Corp.	37,131
3,371	VSE Corp.	81,983
18,551	Wabash National Corp.*	128,002
9,382	Wabtec Corp.	630,283
9,803	Watsco, Inc.	604,453
12,054	Watts Water Technologies, Inc., Class A	379,580

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,286	Woodward, Inc.	$619,530
6,301	Xerium Technologies, Inc.*(a)	65,278
		62,948,773
	Information Technology—16.9%
6,354	ACI Worldwide, Inc.*	194,877
1,026	Acme Packet, Inc.*	37,151
14,448	Actuate Corp.*	93,912
37,960	Acxiom Corp.*	500,692
9,737	ADTRAN, Inc.	327,163
11,638	Advanced Energy Industries, Inc.*	108,699
5,091	Advent Software, Inc.*	139,493
4,460	Aeroflex Holding Corp.*	48,569
30,109	Agilysys, Inc.*	255,625
7,068	Alpha & Omega Semiconductor Ltd. (Bermuda)*	59,725
11,264	American Software, Inc., Class A	88,084
15,763	Anadigics, Inc.*	41,457
4,869	Anaren, Inc.*	93,144
4,260	Ancestry.com, Inc.*	97,000
11,347	ANSYS, Inc.*	616,823
12,878	Applied Micro Circuits Corp.*	86,798
6,969	Ariba, Inc.*	220,778
47,456	Arris Group, Inc.*	510,627
13,264	AsiaInfo-Linkage, Inc.*(a)	132,905
13,482	ATMI, Inc.*	275,033
33,812	Aviat Networks, Inc.*	69,315
15,628	Avid Technology, Inc.*	96,894
23,279	AVX Corp.	312,171
44,258	Axcelis Technologies, Inc.*	61,961
3,337	Badger Meter, Inc.(a)	109,253
5,231	Bel Fuse, Inc., Class B	93,530
10,243	Black Box Corp.	286,702
7,156	Blackbaud, Inc.	200,583
7,152	Blue Coat Systems, Inc.*	115,147
4,314	Bottomline Technologies, Inc.*	104,787
19,622	Brooks Automation, Inc.	205,050
6,128	Cabot Microelectronics Corp.*	236,051
53,394	Cadence Design Systems, Inc.*	591,072
11,314	Canadian Solar, Inc. (China)*(a)	39,033
7,826	Cardtronics, Inc.*	195,102
1,785	Cass Information Systems, Inc.(a)	69,954
2,685	CEVA, Inc.*	83,423
18,408	Checkpoint Systems, Inc.*	243,906
91,268	CIBER, Inc.*	317,613
7,686	Ciena Corp.*	101,301
5,113	Cirrus Logic, Inc.*	85,080
8,439	Cognex Corp.	285,998
15,892	Cogo Group, Inc. (Cayman Islands)*(a)	38,141
5,643	Coherent, Inc.*	287,624
9,242	Cohu, Inc.	102,494

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,984	CommVault Systems, Inc.*	$127,059
6,094	Computer Task Group, Inc.*	77,820
16,295	Comtech Telecommunications Corp.	539,527
5,319	Concur Technologies, Inc.*	247,440
11,932	Cray, Inc.*	75,530
14,328	CSG Systems International, Inc.*	204,031
3,242	CSR PLC ADR (United Kingdom)*	36,699
17,948	CTS Corp.	166,557
7,020	Cymer, Inc.*	305,019
20,400	Cypress Semiconductor Corp.*	389,844
14,437	Daktronics, Inc.	145,814
8,027	DealerTrack Holdings, Inc.*	174,106
11,779	Digi International, Inc.*	150,653
11,001	Digital River, Inc.*	201,648
7,404	Diodes, Inc.*	165,627
8,448	Dolby Laboratories, Inc., Class A*	247,019
18,162	Dot Hill Systems Corp.*	31,239
17,980	DSP Group, Inc.*	111,116
1,600	DTS, Inc.*	44,944
65,306	EarthLink, Inc.	457,795
2,605	Ebix, Inc.*	44,572
16,519	EchoStar Corp., Class A*	435,441
6,556	Electro Rent Corp.	105,355
9,841	Electro Scientific Industries, Inc.*	120,946
19,924	Electronics for Imaging, Inc.*	298,860
25,212	EMCORE Corp.*	24,960
32,765	Emulex Corp.*	274,571
27,193	Energy Conversion Devices, Inc.*(a)	13,325
31,520	Entegris, Inc.*	282,419
14,241	EPIQ Systems, Inc.	203,077
2,295	ePlus, Inc.*	62,332
7,415	Equinix, Inc.*	711,914
24,579	Euronet Worldwide, Inc.*	476,095
15,655	Exar Corp.*	95,652
31,204	Extreme Networks, Inc.*(a)	92,052
4,990	F5 Networks, Inc.*	518,710
3,706	FactSet Research Systems, Inc.	368,451
13,963	Fair Isaac Corp.	381,888
39,217	Fairchild Semiconductor International, Inc.*	587,078
2,959	FARO Technologies, Inc.*	123,627
9,843	FEI Co.*	391,358
5,132	Finisar Corp.*	105,155
1,928	FleetCor Technologies, Inc.*	53,907
24,471	FormFactor, Inc.*	146,337
3,535	Forrester Research, Inc.	126,588
4,982	Fortinet, Inc.*	114,885
8,352	Gartner, Inc.*	321,719
38,366	Genpact Ltd.*	619,611
74,095	GigaMedia Ltd. (Taiwan)*	68,227
56,329	Global Cash Access Holdings, Inc.*	167,860
14,100	Global Payments, Inc.	647,472

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,682	Globecomm Systems, Inc.*	$117,988
20,469	GT Advanced Technologies, Inc.*(a)	167,846
21,107	Harmonic, Inc.*	116,088
16,938	Heartland Payment Systems, Inc.	368,571
2,193	Hittite Microwave Corp.*	115,352
57,387	Hutchinson Technology, Inc.*(a)	102,149
3,578	iGATE Corp.(a)	48,231
31,728	Imation Corp.*	213,212
22,384	Infinera Corp.*	163,627
8,201	Informatica Corp.*	373,145
16,663	InfoSpace, Inc.*	145,968
55,756	Integrated Device Technology, Inc.*	338,996
10,261	Integrated Silicon Solution, Inc.*	94,504
5,318	InterDigital, Inc.(a)	231,067
24,249	Intermec, Inc.*	195,689
17,574	Internap Network Services Corp.*	99,820
19,926	International Rectifier Corp.*	484,003
8,024	Intevac, Inc.*	64,593
6,303	IXYS Corp.*	86,162
8,542	j2 Global Communications, Inc.	262,923
18,568	Jack Henry & Associates, Inc.	601,789
8,772	JDA Software Group, Inc.*	279,564
24,587	JDS Uniphase Corp.*	295,044
20,680	Kemet Corp.*	190,670
3,989	Kenexa Corp.*	91,228
13,478	KEY Tronic Corp.*	56,338
16,821	Kopin Corp.*	68,125
24,664	Kulicke & Soffa Industries, Inc.*	238,008
23,829	Lattice Semiconductor Corp.*	150,838
31,180	Lionbridge Technologies, Inc.*	84,498
4,702	Liquidity Services, Inc.*	153,097
5,186	Littelfuse, Inc.	253,907
14,302	LoJack Corp.*	47,483
2,155	Loral Space & Communications, Inc.*	130,377
10,374	LTX-Credence Corp.*	65,667
5,057	Manhattan Associates, Inc.*	214,164
9,986	ManTech International Corp., Class A	350,808
22,272	Mattson Technology, Inc.*	30,067
8,147	MAXIMUS, Inc.	328,650
3,917	Measurement Specialties, Inc.*	122,250
27,537	Mentor Graphics Corp.*	312,820
963	MercadoLibre, Inc. (Argentina)	62,788
5,549	Mercury Computer Systems, Inc.*	81,015
18,302	Methode Electronics, Inc.	170,026
10,355	Micrel, Inc.	114,112
11,983	MICROS Systems, Inc.*	589,803
18,224	Microsemi Corp.*	336,415
1,356	MicroStrategy, Inc., Class A*	178,680
9,942	Mitel Networks Corp. (Canada)*	28,335
14,015	MKS Instruments, Inc.	373,360
35,839	ModusLink Global Solutions, Inc.	149,807

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
59,955	MoneyGram International, Inc.*	$153,485
7,970	Monolithic Power Systems, Inc.*	99,306
6,000	Monotype Imaging Holdings, Inc.*	81,420
38,911	Move, Inc.*	71,596
4,179	MTS Systems Corp.	153,244
4,468	Multi-Fineline Electronix, Inc.*	102,496
17,506	Nam Tai Electronics, Inc. (Hong Kong)	84,029
13,432	National Instruments Corp.	358,769
3,224	NCI, Inc., Class A*	44,008
25,940	Net 1 UEPS Technologies, Inc.*	200,516
7,260	NETGEAR, Inc.*	257,440
3,756	Netlogic Microsystems, Inc.*	184,795
6,044	NetScout Systems, Inc.*	99,061
12,629	NeuStar, Inc., Class A*	401,476
11,996	Newport Corp.*	166,145
6,365	NIC, Inc.	87,901
23,966	Novatel Wireless, Inc.*	95,145
4,940	NXP Semiconductor NV (Netherlands)*	88,772
6,359	Oclaro, Inc.*	26,135
10,582	OmniVision Technologies, Inc.*	172,592
12,949	Online Resources Corp.*	34,703
71,606	Openwave Systems, Inc.*	110,989
3,480	Oplink Communications, Inc.*	56,446
21,402	Opnext, Inc.*	21,239
14,432	Orbotech Ltd. (Israel)*	153,701
6,307	OSI Systems, Inc.*	279,400
24,022	Parametric Technology Corp.*	500,378
7,863	Park Electrochemical Corp.	222,523
8,114	PC Connection, Inc.*	67,752
9,103	PC Mall, Inc.*	47,973
8,752	Perficient, Inc.*	83,407
10,587	Pericom Semiconductor Corp.*	89,884
38,977	Photronics, Inc.*	244,386
10,909	Plantronics, Inc.	364,470
20,484	Plexus Corp.*	526,439
63,621	PMC - Sierra, Inc.*	403,357
26,162	Polycom, Inc.*	432,458
3,098	Power Integrations, Inc.	110,382
14,107	Power-One, Inc.*	69,830
9,471	Powerwave Technologies, Inc.*	34,190
15,051	PRGX Global, Inc.*	80,372
14,159	Progress Software Corp.*	298,189
48,813	Pulse Electronics Corp.	172,310
18,371	Qiao Xing Mobile Communication Co. Ltd. (China)*	19,106
27,260	QLogic Corp.*	380,822
95,995	Quantum Corp.*	250,547
14,413	Quest Software, Inc.*	253,525
6,255	QuinStreet, Inc.*	71,870
7,808	Rackspace Hosting, Inc.*	323,173
13,643	RadiSys Corp.*	79,948

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,754	RADWARE Ltd. (Israel)*	$46,376
8,045	Rambus, Inc.*	142,638
9,914	RealNetworks, Inc.	96,761
10,052	Red Hat, Inc.*	499,082
55,526	RF Micro Devices, Inc.*	407,561
8,156	Richardson Electronics Ltd.	105,946
5,052	Rimage Corp.	56,077
5,978	Riverbed Technology, Inc.*	164,873
7,467	Rofin-Sinar Technologies, Inc.*	194,142
3,195	Rogers Corp.*	137,928
5,341	Rosetta Stone, Inc.*	53,036
10,995	Rovi Corp.*	544,692
6,786	Rudolph Technologies, Inc.*	50,013
20,591	S1 Corp.*	200,350
3,325	Salesforce.com, Inc.*	442,790
16,351	Sapient Corp.	202,098
16,686	ScanSource, Inc.*	580,005
9,920	SeaChange International, Inc.*	83,725
9,665	Semtech Corp.*	236,019
12,243	Sigma Designs, Inc.*	102,107
6,585	Silicon Graphics International Corp.*(a)	95,219
16,280	Silicon Image, Inc.*	104,843
5,608	Silicon Laboratories, Inc.*	239,742
5,935	SINA Corp. (China)*	482,456
8,069	Smith Micro Software, Inc.*	9,441
4,338	Sohu.com, Inc.*(a)	262,015
6,583	Solera Holdings, Inc.	359,629
57,698	Sonus Networks, Inc.*(a)	152,900
3,716	SS&C Technologies Holdings, Inc.*	58,936
7,905	Standard Microsystems Corp.*	195,728
6,489	STEC, Inc.*(a)	73,455
8,462	STR Holdings, Inc.*(a)	72,350
1,920	Stratasys, Inc.*	53,837
22,408	SunPower Corp., Class A*(a)	224,528
17,239	SunPower Corp., Class B*(a)	162,909
9,903	Super Micro Computer, Inc.*	158,448
3,949	Supertex, Inc.*	72,899
7,350	Sycamore Networks, Inc.	141,267
21,042	Symmetricom, Inc.*	108,366
7,249	Synaptics, Inc.*	244,944
1,912	Synchronoss Technologies, Inc.*	57,475
16,111	SYNNEX Corp.*	465,125
3,051	Syntel, Inc.	149,194
32,785	Take-Two Interactive Software, Inc.*	517,347
4,247	Taleo Corp., Class A*	137,603
42,799	Tekelec*	420,286
23,686	TeleCommunication Systems, Inc., Class A*	78,164
17,638	TeleTech Holdings, Inc.*	308,312
22,108	Tessera Technologies, Inc.*	304,427
86,609	THQ, Inc.*	184,477
20,245	TIBCO Software, Inc.*	584,878

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,058	TiVo, Inc.*	$108,928
14,606	TNS, Inc.*	285,255
22,328	TriQuint Semiconductor, Inc.*	118,785
11,737	TTM Technologies, Inc.*	131,102
5,646	Tyler Technologies, Inc.*	178,244
7,051	Ultra Clean Holdings, Inc.*	38,639
3,834	Ultratech, Inc.*	83,581
70,659	United Online, Inc.	417,595
128,994	UTStarcom Holdings Corp. (Cayman Islands)*(a)	184,461
22,579	ValueClick, Inc.*	397,390
10,917	Varian Semiconductor Equipment Associates, Inc.*	685,260
4,641	Veeco Instruments, Inc.*	123,868
7,885	VeriFone Systems, Inc.*	332,826
2,916	Verint Systems, Inc.*	86,897
9,903	ViaSat, Inc.*	421,769
4,279	Virtusa Corp.*	69,705
3,835	VistaPrint NV (Netherlands)*	133,918
4,934	VMware, Inc., Class A*	482,298
2,931	Volterra Semiconductor Corp.*	69,465
4,109	WebMD Health Corp.*	147,719
6,250	Websense, Inc.*	111,500
18,752	Westell Technologies, Inc., Class A*	37,692
12,106	Wright Express Corp.*	567,529
9,342	XO Group, Inc.*	86,227
30,492	Xyratex Ltd. (Bermuda)	415,911
14,717	Zebra Technologies Corp., Class A*	525,986
4,757	Zygo Corp.*	72,972
		55,939,379
	Materials—5.5%
23,312	A. Schulman, Inc.	492,116
13,645	A.M. Castle & Co.*	186,800
2,968	AEP Industries, Inc.*	80,225
2,295	Allied Nevada Gold Corp.*	87,164
9,397	AMCOL International Corp.	283,695
9,632	American Vanguard Corp.	119,148
2,643	Balchem Corp.	97,447
55,582	Boise, Inc.	336,271
12,040	Buckeye Technologies, Inc.	364,090
11,496	Calgon Carbon Corp.*	183,361
39,204	Century Aluminum Co.*	437,517
12,055	Clearwater Paper Corp.*	399,382
21,677	Coeur d'Alene Mines Corp.*	554,281
4,875	Compass Minerals International, Inc.	370,841
1,837	Deltic Timber Corp.	124,347
15,889	Eagle Materials, Inc.	326,996
41,324	Ferro Corp.*	267,366
64,915	General Steel Holdings, Inc. (China)*(a)	79,845
21,205	Georgia Gulf Corp.*	383,810

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,571	Globe Specialty Metals, Inc.	$142,879
65,039	Graphic Packaging Holding Co.*	287,472
25,560	H.B. Fuller Co.	549,284
7,985	Handy & Harman Ltd.*	95,820
2,780	Hawkins, Inc.	106,418
3,753	Haynes International, Inc.	219,513
86,498	Headwaters, Inc.*	152,236
35,449	Hecla Mining Co.*	222,265
15,253	Horsehead Holding Corp.*	132,396
6,269	Innophos Holdings, Inc.	275,773
7,665	Innospec, Inc.*	231,483
6,815	Intrepid Potash, Inc.*	189,661
7,657	Kaiser Aluminum Corp.	355,744
12,693	KapStone Paper and Packaging Corp.*	208,165
8,895	Koppers Holdings, Inc.	294,336
11,875	Kraton Performance Polymers, Inc.*	233,700
16,372	Landec Corp.*	101,670
5,189	LSB Industries, Inc.*	183,846
7,170	Materion Corp.*	189,575
18,475	Mercer International, Inc.*	127,108
12,701	Metals USA Holdings Corp.*	138,314
7,148	Minerals Technologies, Inc.	391,996
21,049	Myers Industries, Inc.	257,219
10,668	Neenah Paper, Inc.	176,022
3,798	NewMarket Corp.	737,344
6,615	Noranda Aluminum Holding Corp.*	61,255
8,934	Olympic Steel, Inc.	182,700
19,608	OM Group, Inc.*	566,867
34,516	Omnova Solutions, Inc.*	152,906
37,098	P.H. Glatfelter Co.	556,470
50,242	PolyOne Corp.	562,208
49,806	Qiao Xing Universal Resources, Inc. (China)*(a)	43,829
4,726	Quaker Chemical Corp.	164,418
8,379	Royal Gold, Inc.	599,769
14,189	RTI International Metals, Inc.*	374,448
9,666	Schnitzer Steel Industries, Inc., Class A	452,369
6,111	Schweitzer-Mauduit International, Inc.	429,726
40,056	Spartech Corp.*	162,627
5,195	Stepan Co.	401,522
13,725	Stillwater Mining Co.*	155,916
10,915	Texas Industries, Inc.(a)	327,450
19,058	Titanium Metals Corp.	319,221
14,703	TPC Group, Inc.*	292,149
3,340	Universal Stainless & Alloy Products, Inc.*	125,751
18,160	Verso Paper Corp.*	33,233
4,581	Walter Energy, Inc.	346,553
45,553	Wausau Paper Corp.	341,648
6,276	Westlake Chemical Corp.	258,634
10,364	Yongye International, Inc.*(a)	52,235

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,811	Zep, Inc.	$149,520
9,931	Zoltek Cos., Inc.*	72,000
		18,360,365
	Telecommunication Services—1.2%
4,848	AboveNet, Inc.	287,729
36,033	Alaska Communications Systems Group, Inc.(a)	254,753
4,016	Atlantic Tele-Network, Inc.	152,407
7,948	Cbeyond, Inc.*	65,492
5,725	Cogent Communications Group, Inc.*	91,886
15,874	Consolidated Communications Holdings, Inc.	299,701
28,970	FiberTower Corp.*(a)	27,811
20,923	General Communication, Inc., Class A*	197,722
10,565	IDT Corp., Class B	121,498
15,572	Iridium Communications, Inc.*	99,038
7,510	Neutral Tandem, Inc.*	79,155
14,235	NTELOS Holdings Corp.*	270,750
85,242	PAETEC Holding Corp.*	467,126
41,140	Premiere Global Services, Inc.*	372,728
11,738	SBA Communications Corp., Class A*	447,101
6,868	Shenandoah Telecommunications Co.	93,130
7,744	SureWest Communications	88,824
27,854	USA Mobility, Inc.	364,052
22,343	Vonage Holdings Corp.*	74,849
		3,855,752
	Utilities—2.2%
8,778	American States Water Co.	306,703
20,715	California Water Service Group	384,678
8,712	Central Vermont Public Service Corp.	308,143
8,578	CH Energy Group, Inc.	473,591
3,966	Chesapeake Utilities Corp.	168,119
3,628	Connecticut Water Service, Inc.	97,013
5,843	Consolidated Water Co. Ltd. (Cayman Islands)(a)	54,223
22,452	El Paso Electric Co.	719,138
24,704	Empire District Electric Co. (The)	493,339
10,565	Genie Energy Ltd., Class B*	87,689
15,805	Laclede Group, Inc. (The)	634,097
11,178	MGE Energy, Inc.	487,808
6,331	Middlesex Water Co.	119,972
14,695	Northwest Natural Gas Co.	686,550
5,950	Ormat Technologies, Inc.	112,991
27,805	Otter Tail Corp.	539,695
6,163	SJW Corp.	143,475
10,191	South Jersey Industries, Inc.	573,855
20,929	UIL Holdings Corp.	713,260

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,337	Unitil Corp.	$195,678
4,049	York Water Co.	68,817
		7,368,834
	Total Common Stocks and Other Equity Interests (Cost $345,354,963)	331,682,395
	Rights—0.0%
	Financials—0.0%
62,451	First BanCorp., expiring 11/29/11*(a) (Cost $0)	1,874
	Warrants—0.0%
	Energy—0.0%
1,014	Magnum Hunter Resources Corp., expiring 08/29/13* (Cost $0)	0
	Money Market Fund—0.1%
202,559	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $202,559)	202,559
	Total Investments (excluding investments purchased with cash collateral from securities on loan)—100.0% (Cost $345,557,522)	331,886,828
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—5.1%
16,781,155	Invesco Liquid Asset Portfolio— Institutional Class (Cost $16,781,155)(b)(c)	16,781,155
	Total Investments (Cost $362,338,677—105.1%	348,667,983
	Liabilities in excess of other assets—(5.1)%	(16,842,362)
	Net Assets—100.0%	$331,825,621

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. See Note 4.

(a)  All or a portion of this security was out on loan at October 31, 2011.

(b)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

38

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
ASSETS:
Unaffiliated investments, at value*	$19,097,794	$141,284,161	$27,918,546	$1,121,302,853	$331,822,982
Affiliated investments, at value (Note 4)	—	—	—	594,975	63,846
Investment of securities lending collateral in affiliated money market fund, at value (Note 2H)	—	—	—	12,366,690	16,781,155
Total investments, at value	19,097,794	141,284,161	27,918,546	1,134,264,518	348,667,983
Cash	60	115	64	—	—
Foreign currencies, at value	—	—	—	—	19,293
Receivables:
Investments sold	37,648	2,141,720	—	—	247,910
Expense waivers	11,963	8,014	9,518	37,420	19,467
Dividends	4,234	103,862	2,833	1,529,002	134,516
Shares sold	—	—	—	8,358,220	—
Affiliated securities lending dividends	—	—	—	26,775	73,812
Other assets	—	—	—	—	130
Total Assets	19,151,699	143,537,872	27,930,961	1,144,215,935	349,163,111
LIABILITIES:
Due to custodian	—	—	—	5,804	3,906
Payables:
Investments purchased	41,462	—	—	8,815,313	—
Shares repurchased	—	2,141,581	—	—	—
Collateral upon return of securities loaned	—	—	—	12,366,690	16,781,155
Accrued advisory fees	7,570	58,164	11,910	262,094	76,764
Accrued expenses	100,370	196,432	96,403	1,223,755	475,665
Total Liabilities	149,402	2,396,177	108,313	22,673,656	17,337,490
NET ASSETS	$19,002,297	$141,141,695	$27,822,648	$1,121,542,279	$331,825,621
NET ASSETS CONSIST OF:
Shares of beneficial interest	$45,008,867	$499,519,471	$106,636,522	$1,292,870,129	$365,667,261
Undistributed net investment income (loss)	(16,726)	162,096	(19,231)	2,986,255	247,228
Undistributed net realized loss	(25,857,621)	(355,555,543)	(78,541,188)	(176,006,228)	(20,418,513)
Net unrealized appreciation (depreciation)	(132,223)	(2,984,329)	(253,455)	1,692,123	(13,670,355)
Net Assets	$19,002,297	$141,141,695	$27,822,648	$1,121,542,279	$331,825,621
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	3,400,000	600,000	20,650,000	5,500,000
Net asset value	$23.75	$41.51	$46.37	$54.31	$60.33
Share price	$23.78	$41.55	$46.40	$54.40	$60.46
Unaffiliated investments, at cost	$19,230,017	$144,268,490	$28,172,001	$1,119,632,270	$345,467,863
Affiliated investments, at cost	$—	$—	$—	$573,435	$89,659
Investment of securities lending collateral in affiliated money market fund, at cost	$—	$—	$—	$12,366,690	$16,781,155
Total investments, at cost	$19,230,017	$144,268,490	$28,172,001	$1,132,572,395	$362,338,677
Foreign currencies, at cost	$—	$—	$—	$—	$18,954
*Includes securities on loan with an aggregate value of	$—	$—	$—	$11,751,301	$15,717,702

See Notes to Financial Statements.

39

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PFR)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
INVESTMENT INCOME:
Unaffiliated dividend income	$127,453	$1,073,710	$82,208	$13,098,806	$2,155,139
Affiliated dividend income	—	—	—	7,222	6,821
Affiliated securities lending income	—	—	—	165,037	403,477
Foreign withholding tax	—	—	—	(2,965)	(802)
Total Income	127,453	1,073,710	82,208	13,268,100	2,564,635
EXPENSES:
Advisory fees	51,211	398,692	83,584	1,651,920	513,624
Accounting & administration fees	34,342	34,342	34,342	133,720	52,175
Professional fees	15,828	20,565	15,886	35,476	23,344
Custodian & transfer agent fees	8,322	9,019	4,328	42,371	28,045
Sub-licensing	5,121	23,922	5,015	512,661	159,407
Trustees fees	2,903	6,063	3,294	20,195	8,268
Other expenses	7,632	26,870	9,269	44,457	21,754
Total Expenses	125,359	519,473	155,718	2,440,800	806,617
Less: Waivers	(58,786)	(41,042)	(55,417)	(219,254)	(115,877)
Net Expenses	66,573	478,431	100,301	2,221,546	690,740
Net Investment Income (Loss)	60,880	595,279	(18,093)	11,046,554	1,873,895
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Unaffiliated investments	(2,003,458)	(19,212,723)	(3,764,314)	(1,536,416)	2,923,247
Affiliated investments	—	—	—	3,820	233
In-kind redemptions	3,048,964	13,131,766	4,965,315	6,489,354	3,484,809
Net realized gain (loss)	1,045,506	(6,080,957)	1,201,001	4,956,758	6,408,289
Change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,834,369)	(19,173,306)	(6,153,137)	(136,433,243)	(67,220,156)
Affiliated investments	—	—	—	(147,062)	(28,181)
Foreign currencies	—	—	—	—	(1,229)
Net change in unrealized appreciation (depreciation):	(3,834,369)	(19,173,306)	(6,153,137)	(136,580,305)	(67,249,566)
Net realized and unrealized gain (loss)	(2,788,863)	(25,254,263)	(4,952,136)	(131,623,547)	(60,841,277)
Net increase (decrease) in net assets resulting from operations	$(2,727,983)	$(24,658,984)	$(4,970,229)	$(120,576,993)	$(58,967,382)

See Notes to Financial Statements.

40

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Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio (PIQ)		PowerShares Dynamic Market Portfolio (PWC)		PowerShares Dynamic OTC Portfolio (PWO)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$60,880	$231,441	$595,279	$2,627,327	$(18,093)	$56,527
Net realized gain (loss)	1,045,506	3,045,920	(6,080,957)	31,749,137	1,201,001	6,467,416
Net change in unrealized appreciation (depreciation)	(3,834,369)	110,912	(19,173,306)	(1,021,537)	(6,153,137)	62,498
Net increase (decrease) in net assets resulting from operations	(2,727,983)	3,388,273	(24,658,984)	33,354,927	(4,970,229)	6,586,441
Undistributed net investment income (loss) included in the price of units issued and redeemed	(11,117)	(14,028)	15,003	(12,104)	4,496	(13,179)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(95,600)	(213,106)	(563,172)	(2,885,329)	—	(84,849)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,707,446	50,752,466	111,604,967	336,045,030	27,824,720	42,792,852
Value of shares repurchased	(21,906,020)	(53,976,300)	(133,448,400)	(408,458,005)	(35,352,521)	(49,608,534)
Net income (loss) equalization	11,117	14,028	(15,003)	12,104	(4,496)	13,179
Net increase (decrease) in net assets resulting from shares transactions	(5,187,457)	(3,209,806)	(21,858,436)	(72,400,871)	(7,532,297)	(6,802,503)
Increase (Decrease) in Net Assets	(8,022,157)	(48,667)	(47,065,589)	(41,943,377)	(12,498,030)	(314,090)
NET ASSETS:
Beginning of period	27,024,454	27,073,121	188,207,284	230,150,661	40,320,678	40,634,768
End of period	$19,002,297	$27,024,454	$141,141,695	$188,207,284	$27,822,648	$40,320,678
Undistributed net investment income (loss) at end of period	$(16,726)	$29,111	$162,096	$114,986	$(19,231)	$(15,634)
CHANGES IN SHARES OUTSTANDING:
Shares sold	650,000	2,250,000	2,400,000	8,100,000	550,000	950,000
Shares repurchased	(850,000)	(2,450,000)	(2,900,000)	(9,900,000)	(700,000)	(1,100,000)
Shares outstanding, beginning of period	1,000,000	1,200,000	3,900,000	5,700,000	750,000	900,000
Shares outstanding, end of period	800,000	1,000,000	3,400,000	3,900,000	600,000	750,000

See Notes to Financial Statements.

42

	PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$11,046,554	$17,008,836	$1,873,895	$2,726,008
Net realized gain (loss)	4,956,758	6,161,455	6,408,289	46,134,192
Net change in unrealized appreciation (depreciation)	(136,580,305)	140,652,771	(67,249,566)	22,725,819
Net increase (decrease) in net assets resulting from operations	(120,576,993)	163,823,062	(58,967,382)	71,586,019
Undistributed net investment income (loss) included in the price of units issued and redeemed	272,473	2,192,781	(59,960)	161,384
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,876,810)	(14,549,503)	(1,930,968)	(2,570,205)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	72,576,844	487,427,763	11,338,917	213,860,921
Value of shares repurchased	(26,826,984)	(76,883,089)	(28,440,987)	(157,185,855)
Net income (loss) equalization	(272,473)	(2,192,781)	59,960	(161,384)
Net increase (decrease) in net assets resulting from shares transactions	45,477,387	408,351,893	(17,042,110)	56,513,682
Increase (Decrease) in Net Assets	(86,703,943)	559,818,233	(78,000,420)	125,690,880
NET ASSETS:
Beginning of period	1,208,246,222	648,427,989	409,826,041	284,135,161
End of period	$1,121,542,279	$1,208,246,222	$331,825,621	$409,826,041
Undistributed net investment income (loss) at end of period	$2,986,255	$3,544,038	$247,228	$364,261
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,250,000	9,000,000	200,000	3,500,000
Shares repurchased	(500,000)	(1,350,000)	(500,000)	(2,450,000)
Shares outstanding, beginning of period	19,900,000	12,250,000	5,800,000	4,750,000
Shares outstanding, end of period	20,650,000	19,900,000	5,500,000	5,800,000

43

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio (PIQ)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period October 12, 2006* Through
	(Unaudited)	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.02	$22.56	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.07	0.19	0.09		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	(3.22)	4.45	5.71		(8.24)	(2.87)	2.55
Total from investment operations	(3.15)	4.64	5.80		(8.10)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.09)		(0.13)	(0.20)	(0.05)
Return of capital	—	—	—		—	(0.01)	—
Total distributions	(0.12)	(0.18)	(0.09)		(0.13)	(0.21)	(0.05)
Net asset value at end of period	$23.75	$27.02	$22.56		$16.85	$25.08	$28.02
Share price at end of period***	$23.78	$27.03	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN****	(11.66)%	20.72%	34.54%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	(11.59)%	20.76%	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,002	$27,024	$27,073		$28,651	$62,700	$81,269
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%		0.65%	0.67%	0.67%†
Expenses, prior to Waivers^	1.22%†	1.08%	0.98%		0.87%	0.72%	0.84%†
Net investment income, after Waivers^	0.59%†	0.83%	0.45%		0.70%	0.53%	1.04%†
Portfolio turnover rate ††	60%	93%	98%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

PowerShares Dynamic Market Portfolio (PWC)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$48.26	$40.38	$31.42	$48.12	$53.32	$47.87
Net investment income**	0.16	0.57	0.33	0.50	0.37	0.42
Net realized and unrealized gain (loss) on investments	(6.75)	7.94	8.97	(16.72)	(5.09)	5.35
Total from investment operations	(6.59)	8.51	9.30	(16.22)	(4.72)	5.77
Distributions to shareholders from:
Net investment income	(0.16)	(0.63)	(0.34)	(0.48)	(0.48)	(0.32)
Net asset value at end of period	$41.51	$48.26	$40.38	$31.42	$48.12	$53.32
Share price at end of period***	$41.55	$48.24	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN****	(13.67)%	21.34%	29.75%	(33.86)%	(8.93)%	12.12%
SHARE PRICE TOTAL RETURN****	(13.55)%	21.29%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$141,142	$188,207	$230,151	$260,779	$620,703	$973,105
Ratio to average net assets of:
Expenses, after Waivers^	0.60%†	0.60%	0.60%	0.60%	0.58%	0.60%
Expenses, prior to Waivers^	0.65%†	0.64%	0.60%	0.60%	0.59%	0.62%
Net investment income, after Waivers^	0.75%†	1.38%	0.92%	1.28%	0.72%	0.87%
Portfolio turnover rate ††	82%	107%	98%	113%	121%	114%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$(0.01)	$(0.01)	$0.00 (a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

44

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio (PWO)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.76	$45.15	$32.83	$46.92	$55.03	$53.60
Net investment income (loss)*	(0.03)	0.07	0.01	0.03	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	(7.36)	8.65	12.36	(14.12)	(7.94)	1.50
Total from investment operations	(7.39)	8.72	12.37	(14.09)	(8.05)	1.43
Distributions to shareholders from:
Net investment income	—	(0.11)	(0.05)	—	—	—
Return of capital	—	—	—	—	(0.06)	—
Total distributions	—	(0.11)	(0.05)	—	(0.06)	—
Net asset value at end of period	$46.37	$53.76	$45.15	$32.83	$46.92	$55.03
Share price at end of period**	$46.40	$53.75	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN***	(13.75)%	19.34%	37.73%	(30.03)%	(14.65)%	2.67%
SHARE PRICE TOTAL RETURN***	(13.67)%	19.31%	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,823	$40,321	$40,635	$39,393	$96,187	$159,599
Ratio to average net assets of:
Expenses, after Waivers^	0.60%†	0.60%	0.60%	0.59%	0.59%	0.60%
Expenses, prior to Waivers^	0.93%†	0.91%	0.85%	0.74%	0.64%	0.69%
Net investment income (loss), after Waivers^	(0.11)%†	0.15%	0.01%	0.08%	(0.21)%	(0.15)%
Portfolio turnover rate ††	59%	75%	90%	77%	60%	107%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$(0.02)	$(0.01)	$(0.02)	$(0.01)	$0.03

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$60.72	$52.93	$34.78	$55.15	$60.99	$52.44
Net investment income*	0.54	1.07	0.62	0.97	0.89	0.78
Net realized and unrealized gain (loss) on investments	(6.37)	7.63	18.21	(20.26)	(5.96)	8.38
Total from investment operations	(5.83)	8.70	18.83	(19.29)	(5.07)	9.16
Distributions to shareholders from:
Net investment income	(0.58)	(0.91)	(0.68)	(1.08)	(0.77)	(0.61)
Net asset value at end of period	$54.31	$60.72	$52.93	$34.78	$55.15	$60.99
Share price at end of period**	$54.40	$60.71	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN***	(9.61)%	16.72%	54.57%	(35.26)%	(8.42)%	17.60%
SHARE PRICE TOTAL RETURN***	(9.44)%	16.63%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,121,542	$1,208,246	$648,428	$396,443	$876,964	$1,055,189
Ratio to average net assets of:
Expenses, after Waivers^	0.39%†	0.39%	0.39%	0.58%	0.67%	0.70%
Expenses, prior to Waivers^	0.43%†	0.44%	0.45%	0.60%	0.66%	0.71%
Net investment income, after Waivers^	1.94%†	2.01%	1.38%	2.34%	1.50%	1.40%
Portfolio turnover rate ††	1%	9%	24%	15%	12%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$0.14	$0.01	$(0.07)	$(0.04)	$0.33

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

45

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period September 20, 2006* Through
	(Unaudited)	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$70.66	$59.82	$34.96		$50.36	$57.12	$50.52
Net investment income**	0.33	0.50	0.32		0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	(10.32)	10.80	24.88		(15.42)	(6.81)	6.50
Total from investment operations	(9.99)	11.30	25.20		(14.96)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.34)	(0.46)	(0.34)		(0.44)	(0.45)	(0.17)
Net asset value at end of period	$60.33	$70.66	$59.82		$34.96	$50.36	$57.12
Share price at end of period***	$60.46	$70.64	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN****	(14.14)%	19.04%	72.38	%(a)	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	(13.94)%	19.06%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$331,826	$409,826	$284,135		$94,399	$130,944	$85,680
Ratio to average net assets of:
Expenses, after Waivers^	0.39%†	0.39%	0.39%		0.58%	0.71%	0.73	%†
Expenses, prior to Waivers^	0.46%†	0.46%	0.51%		0.79%	0.76%	0.92	%†
Net investment income, after Waivers^	1.06%†	0.82%	0.67%		1.22%	0.92%	0.83	%†
Portfolio turnover rate ††	5%	19%	16%		15%	42%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.03	$0.08		$0.00 (b)	$0.09	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

46

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio (PIQ)	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio (PWC)	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio (PWO)	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio (PRF)	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	"FTSE RAFI US 1500 Small-Mid Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio which is listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before the Fund's fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Concentration Risk. A significant percentage of the Underlying Intellidex may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC (the "Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records them on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Securities Lending

Effective May 24, 2011, the FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is a Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Affiliated securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs,

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. The FTSE RAFI US 1000 Portfolio's and the FTSE RAFI US 1500 Small-Mid Portfolio's Expense Cap is 0.39% of the Fund's average daily net assets per year, at least until August 31, 2012, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Funds average daily net assets per year, at least until August 31, 2012.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14	10/31/14
Dynamic MagniQuant Portfolio	$330,004	$50,525	$99,281	$121,412	$58,786
FTSE RAFI US 1000 Portfolio	1,056,076	77,827	319,051	439,944	219,254
FTSE RAFI US 1500 Small-Mid Portfolio	712,792	154,060	201,979	240,876	115,877

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds' Adviser is a subsidiary of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows the transactions in and earnings from the investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2011.

FTSE RAFI US 1000 Portfolio

	Value 04/30/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 10/31/11	Dividend Income
Invesco Ltd.	$709,466	$50,697	$(21,946)	$(147,062)	$3,820	$594,975	$7,222

FTSE RAFI US 1500 Small-Mid Portfolio

	Value 04/30/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 10/31/11	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$92,847	$—	$(1,053)	$(28,181)	$233	$63,846	$6,821

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1		Level 2		Level 3		Total
FTSE RAFI US 1000 Portfolio
Equity Securities	$1,121,426,825	*	$—		$17,077	*	$1,121,443,902
Money Market Fund	453,926		—		—		453,926
Total Investments	$1,121,880,751		$—		$17,077		$1,121,897,828
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$331,649,578	**	$31,459	**	$1,358		$331,682,395
Right	—		1,874		—		1,874
Money Market Fund	202,559		—		—		202,559
Total Investments	$331,852,137		$33,333		$1,358		$331,886,828

*  Transfers occurred between Level 1 and Level 3 due to foreign fair value adjustments.

**  Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2012	2013	2014	2015	2016	2017	2018	2019	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$5,211,608	$10,595,808	$7,191,135	$3,524,495	$26,523,046
Dynamic Market Portfolio	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,214,879	15,480,574	349,412,599

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	2012	2013	2014	2015	2016	2017	2018	2019	Total*
Dynamic OTC Portfolio	$651,452	$5,297,385	$5,449,844	$21,767,708	$11,353,752	$15,764,010	$14,947,690	$3,683,376	$78,915,217
FTSE RAFI US 1000 Portfolio	—	—	—	44,432	1,148,192	44,806,580	49,808,238	38,564,865	134,372,307
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	5,818	128,460	8,229,508	5,168,127	2,471,135	16,003,048

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$12,666,848	$12,825,706
Dynamic Market Portfolio	132,062,534	131,750,933
Dynamic OTC Portfolio	20,080,063	19,611,060
FTSE RAFI US 1000 Portfolio	15,833,514	16,671,180
FTSE RAFI US 1500 Small-Mid Portfolio	19,288,370	19,505,164

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$18,026,498	$23,091,689
Dynamic Market Portfolio	112,703,707	134,837,039
Dynamic OTC Portfolio	27,785,543	35,786,457
FTSE RAFI US 1000 Portfolio	72,425,565	26,737,531
FTSE RAFI US 1500 Small-Mid Portfolio	11,289,932	28,298,520

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At October 31, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$19,232,717	$(134,923)	$1,049,348	$(1,184,271)
Dynamic Market Portfolio	144,271,290	(2,987,129)	6,246,675	(9,233,804)
Dynamic OTC Portfolio	28,172,826	(254,280)	1,345,621	(1,599,901)

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
FTSE RAFI US 1000 Portfolio	$1,173,060,672	$(38,796,154)	$100,283,180	$(139,079,334)
FTSE RAFI US 1500 Small-Mid Portfolio	369,076,911	(20,408,928)	35,148,996	(55,557,924)

Note 8. Trustees' Fees

The Fund compensates each Independent Trustee. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

56

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-2

2011 Semi-Annual Report to Shareholders

October 31, 2011

PowerShares Dynamic Banking Portfolio (PJB)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

PowerShares Dynamic Building & Construction Portfolio (PKB)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

PowerShares Dynamic Insurance Portfolio (PIC)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

PowerShares Dynamic Media Portfolio (PBS)

PowerShares Dynamic Networking Portfolio (PXQ)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

PowerShares Dynamic Retail Portfolio (PMR)

PowerShares Dynamic Semiconductors Portfolio (PSI)

PowerShares Dynamic Software Portfolio (PSJ)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio (PJB)	6

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	7

PowerShares Dynamic Building & Construction Portfolio (PKB)	8

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	10

PowerShares Dynamic Food & Beverage Portfolio (PBJ)	11

PowerShares Dynamic Insurance Portfolio (PIC)	12

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	13

PowerShares Dynamic Media Portfolio (PBS)	14

PowerShares Dynamic Networking Portfolio (PXQ)	16

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	17

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	18

PowerShares Dynamic Retail Portfolio (PMR)	19

PowerShares Dynamic Semiconductors Portfolio (PSI)	21

PowerShares Dynamic Software Portfolio (PSJ)	22

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	33

Notes to Financial Statements	40

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	1,273	440	40	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	1,602	573	44	4	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	1,515	481	44	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	1,515	616	23	6	1	1	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	1,602	679	32	8	3	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	1,515	629	30	16	1	3	1
PEJ	PowerShares Dynamic Leisure & Entertainment Portfolio	6/23/05	1,602	618	30	14	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	1,602	624	33	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	1,602	677	32	10	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	1,515	588	52	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	1,602	731	19	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	1,515	577	32	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	1,602	616	36	7	2	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	1,602	746	28	12	5	2	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	718	49	5	0	1	0
PBE	911	57	11	1	0	0
PKB	914	49	7	0	1	0
PXE	817	40	7	1	1	1
PBJ	857	23	0	0	0	0
PIC	797	29	4	4	1	0
PEJ	917	20	2	0	0	1
PBS	899	36	3	0	0	0
PXQ	850	32	1	0	0	0
PXJ	828	23	5	1	1	0
PJP	821	18	2	0	0	0
PMR	858	37	2	0	0	0
PSI	912	19	3	2	0	1
PSJ	795	10	3	0	1	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2011.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commission. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio (PJB) Actual	$1,000.00	$865.29	0.65%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE) Actual	$1,000.00	$877.26	0.63%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Building & Construction Portfolio (PKB) Actual	$1,000.00	$820.85	0.63%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE) Actual	$1,000.00	$844.76	0.64%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25
PowerShares Dynamic Food & Beverage Portfolio (PBJ) Actual	$1,000.00	$966.70	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Insurance Portfolio (PIC) Actual	$1,000.00	$883.56	0.63%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ) Actual	$1,000.00	$955.78	0.63%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Media Portfolio (PBS) Actual	$1,000.00	$855.07	0.63%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Networking Portfolio (PXQ) Actual	$1,000.00	$854.12	0.63%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ) Actual	$1,000.00	$781.28	0.63%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Pharmaceuticals Portfolio (PJP) Actual	$1,000.00	$1,021.40	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Retail Portfolio (PMR) Actual	$1,000.00	$987.58	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Semiconductors Portfolio (PSI) Actual	$1,000.00	$795.49	0.63%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Software Portfolio (PSJ) Actual	$1,000.00	$898.06	0.63%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

5

Portfolio Composition

PowerShares Dynamic Banking Portfolio (PJB)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Commercial Banks - Central U.S.	30.7
Commercial Banks - Western U.S.	17.3
Commercial Banks - Eastern U.S.	15.7
Super - Regional Banks - U.S.	15.7
Commercial Banks - Southern U.S.	10.4
S&L/Thrifts - Central U.S.	7.6
S&L/Thrifts - Eastern U.S.	2.6
Money Market Fund	1.0
Liabilities in excess of other assets	(1.0)

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—30.7%
12,108	BOK Financial Corp.	$632,280
18,861	Chemical Financial Corp.	379,672
15,155	Commerce Bancshares, Inc.	588,014
11,759	Cullen/Frost Bankers, Inc.	576,661
10,695	First Financial Corp.	351,438
38,249	First Midwest Bancorp, Inc.	344,623
20,439	MB Financial, Inc.	338,674
13,423	Texas Capital Bancshares, Inc.*	375,844
8,450	UMB Financial Corp.	311,551
		3,898,757
	Commercial Banks - Eastern U.S.—15.7%
7,782	M&T Bank Corp.	592,288
45,944	National Penn Bancshares, Inc.	358,363
18,113	S&T Bancorp, Inc.	338,170
5,991	Signature Bank*	333,999
19,055	Webster Financial Corp.	374,240
		1,997,060
	Commercial Banks - Southern U.S.—10.4%
29,401	BancorpSouth, Inc.	287,248
14,639	Bank of the Ozarks, Inc.	364,072
14,114	Home Bancshares, Inc.	330,973
17,346	WesBanco, Inc.	344,492
		1,326,785
	Commercial Banks - Western U.S.—17.3%
20,546	Columbia Banking System, Inc.	391,812
38,672	CVB Financial Corp.	375,505
19,588	East West Bancorp, Inc.	381,378
20,386	PacWest Bancorp	359,609
7,140	SVB Financial Group*	328,012
56,081	Western Alliance Bancorp*	364,527
		2,200,843

Number of Shares		Value
	Common Stocks (Continued)
	S&L/Thrifts - Central U.S.—7.6%
67,312	TFS Financial Corp.*	$619,943
27,194	ViewPoint Financial Group	349,987
		969,930
	S&L/Thrifts - Eastern U.S.—2.6%
23,609	Northfield Bancorp, Inc.	326,040
	Super - Regional Banks - U.S.—15.7%
57,595	Fifth Third Bancorp	691,716
90,181	KeyCorp	636,678
25,817	U.S. Bancorp	660,657
		1,989,051
	Total Common Stocks (Cost $12,777,368)	12,708,466
	Money Market Fund—1.0%
125,106	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $125,106)	125,106
	Total Investments (Cost $12,902,474)—101.0%	12,833,572
	Liabilities in excess of other assets—(1.0)%	(129,442)
	Net Assets—100.0%	$12,704,130

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Biotechnology	62.3
Pharmaceuticals	20.3
Healthcare - Products	7.8
Chemicals	4.9
Electronics	4.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—62.3%
153,593	Acorda Therapeutics, Inc.*	$3,354,471
133,995	Alexion Pharmaceuticals, Inc.*	9,046,002
135,483	Amgen, Inc.	7,759,111
380,618	Amylin Pharmaceuticals, Inc.*	4,384,719
79,389	Biogen Idec, Inc.*	9,237,704
123,807	Cubist Pharmaceuticals, Inc.*	4,681,143
236,338	Emergent Biosolutions, Inc.*	4,457,335
503,335	Enzon Pharmaceuticals, Inc.*	3,699,512
620,572	Exelixis, Inc.*	4,797,022
189,179	Gilead Sciences, Inc.*	7,881,197
272,240	Incyte Corp.*	3,748,745
166,451	InterMune, Inc.*	4,244,501
186,198	Life Technologies Corp.*	7,572,673
244,434	Momenta Pharmaceuticals, Inc.*	3,617,623
207,287	Myriad Genetics, Inc.*	4,411,067
695,042	PDL BioPharma, Inc.	4,218,905
131,282	Regeneron Pharmaceuticals, Inc.*	7,259,895
99,738	United Therapeutics Corp.*	4,361,543
		98,733,168
	Chemicals—4.9%
118,692	Sigma-Aldrich Corp.	7,771,952
	Electronics—4.7%
93,527	Waters Corp.*	7,493,383
	Healthcare - Products—7.8%
749,810	Affymetrix, Inc.*	4,191,438
290,654	Bruker Corp.*	4,194,137
178,654	Luminex Corp.*	3,923,242
		12,308,817
	Pharmaceuticals—20.3%
250,878	Alkermes PLC (Ireland)*	4,387,856
142,376	BioMarin Pharmaceutical, Inc.*	4,856,445
322,298	MAP Pharmaceuticals, Inc.*	4,763,565

Number of Shares		Value
	Common Stocks (Continued)
116,380	Neogen Corp.*	$4,498,087
660,577	Neurocrine Biosciences, Inc.*	4,135,212
125,125	Onyx Pharmaceuticals, Inc.*	5,121,366
214,173	ViroPharma, Inc.*	4,334,862
		32,097,393
	Total Common Stocks (Cost $146,743,355)	158,404,713
	Money Market Fund—0.1%
175,336	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $175,336)	175,336
	Total Investments (Cost $146,918,691)—100.1%	158,580,049
	Liabilities in excess of other assets—(0.1)%	(229,186)
	Net Assets—100.0%	$158,350,863

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio (PKB)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Engineering & Construction	22.5
Building Materials	15.7
Retail	15.6
Commercial Services	8.3
Distribution/Wholesale	5.6
Machinery - Diversified	5.6
Mining	4.3
Holding Companies - Diversified	3.2
Forest Products & Paper	3.1
Environmental Control	2.9
Oil & Gas Services	2.8
Real Estate	2.7
Machinery - Construction & Mining	2.7
Agriculture	2.5
Metal Fabricate/Hardware	2.5
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—2.5%
24,241	Tejon Ranch Co.*	$630,024
	Building Materials—15.7%
100,847	Louisiana-Pacific Corp.*	670,633
9,663	Martin Marietta Materials, Inc.	697,379
42,167	Owens Corning*	1,196,699
24,214	Simpson Manufacturing Co., Inc.	742,401
19,675	Texas Industries, Inc.	590,250
		3,897,362
	Commercial Services—8.3%
64,996	Quanta Services, Inc.*	1,357,766
27,689	Team, Inc.*	692,502
		2,050,268
	Distribution/Wholesale—5.6%
35,335	Beacon Roofing Supply, Inc.*	651,224
25,281	Pool Corp.	738,711
		1,389,935
	Engineering & Construction—22.5%
28,976	EMCOR Group, Inc.	726,428
20,521	Fluor Corp.	1,166,619
41,150	KBR, Inc.	1,148,496
23,907	Layne Christensen Co.*	602,217
31,214	MasTec, Inc.*	674,847

Number of Shares		Value
	Common Stocks (Continued)
31,199	MYR Group, Inc.*	$601,829
18,861	URS Corp.*	673,338
		5,593,774
	Environmental Control—2.9%
33,510	Tetra Tech, Inc.*	731,523
	Forest Products & Paper—3.1%
11,455	Deltic Timber Corp.	775,389
	Holding Companies - Diversified—3.2%
61,947	Primoris Services Corp.	806,550
	Machinery - Construction & Mining—2.7%
20,214	Astec Industries, Inc.*	672,115
	Machinery - Diversified—5.6%
15,788	Cascade Corp.	680,463
8,533	NACCO Industries, Inc., Class A	700,559
		1,381,022
	Metal Fabricate/Hardware—2.5%
7,323	Valmont Industries, Inc.	627,947
	Mining—4.3%
34,147	Vulcan Materials Co.	1,068,460
	Oil & Gas Services—2.8%
65,020	Matrix Service Co.*	690,512

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Real Estate—2.7%
49,798	Forest City Enterprises, Inc., Class A*	$681,237
	Retail—15.6%
34,639	Home Depot, Inc. (The)	1,240,076
58,188	Lowe's Cos., Inc.	1,223,112
19,847	Tractor Supply Co.	1,407,946
		3,871,134
	Total Common Stocks (Cost $25,109,107)	24,867,252
	Money Market Fund—0.4%
88,815	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,815)	88,815
	Total Investments (Cost $25,197,922)—100.4%	24,956,067
	Liabilities in excess of other assets—(0.4)%	(87,669)
	Net Assets—100.0%	$24,868,398

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Oil Companies - Exploration & Production	53.2
Oil Companies - Integrated	25.5
Oil Refining & Marketing	18.5
Gas - Distribution	2.8
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas - Distribution—2.8%
104,372	Questar Corp.	$2,011,249
	Oil Companies - Exploration & Production—53.2%
41,567	Berry Petroleum Co., Class A	1,436,140
42,580	Bill Barrett Corp.*	1,771,328
106,118	BreitBurn Energy Partners LP	1,911,185
26,459	Cabot Oil & Gas Corp.	2,056,393
32,626	Contango Oil & Gas Co.*	2,099,157
131,384	Denbury Resources, Inc.*	2,062,729
54,213	Devon Energy Corp.	3,521,134
41,576	Energen Corp.	2,039,719
277,919	PetroQuest Energy, Inc.*	2,026,029
67,799	Pioneer Southwest Energy Partners LP	1,861,083
68,187	Plains Exploration & Production Co.*	2,147,890
55,861	QEP Resources, Inc.	1,985,859
43,896	Rosetta Resources, Inc.*	1,946,349
26,504	SM Energy Co.	2,197,447
94,429	Southwestern Energy Co.*	3,969,795
80,668	Stone Energy Corp.*	1,959,426
67,128	Swift Energy Co.*	2,055,459
96,344	W&T Offshore, Inc.	1,897,013
		38,944,135
	Oil Companies - Integrated—25.5%
36,037	Chevron Corp.	3,785,687
53,278	ConocoPhillips	3,710,813
48,048	Exxon Mobil Corp.	3,752,068
62,661	Hess Corp.	3,920,072
134,810	Marathon Oil Corp.	3,509,104
		18,677,744
	Oil Refining & Marketing—18.5%
70,246	CVR Energy, Inc.*	1,739,291
138,251	Delek US Holdings, Inc.	2,001,874
53,869	HollyFrontier Corp.	1,653,240
85,832	Tesoro Corp.*	2,226,482

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
167,233	Valero Energy Corp.	$4,113,932
110,552	Western Refining, Inc.*	1,766,621
		13,501,440
	Total Common Stocks and Other Equity Interests (Cost $75,580,055)	73,134,568
	Money Market Fund—0.1%
97,526	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $97,526)	97,526
	Total Investments (Cost $75,677,581)—100.1%	73,232,094
	Liabilities in excess of other assets—(0.1)%	(52,990)
	Net Assets—100.0%	$73,179,104

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Food - Miscellaneous/Diversified	26.9
Food - Retail	19.7
Beverages - Non-alcoholic	12.9
Food - Wholesale/Distribution	8.2
Retail - Restaurants	8.1
Agricultural Operations	7.6
Food - Meat Products	5.9
Vitamins & Nutrition Products	5.1
Coffee	3.2
Alternative Waste Technologies	2.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Operations—7.6%
364,325	Archer-Daniels-Midland Co.	$10,543,565
89,089	Bunge Ltd.	5,503,028
		16,046,593
	Alternative Waste Technologies—2.4%
358,958	Darling International, Inc.*	5,032,591
	Beverages - Non-alcoholic—12.9%
147,839	Coca-Cola Co. (The)	10,100,360
209,397	Coca-Cola Enterprises, Inc.	5,616,028
151,072	Dr Pepper Snapple Group, Inc.	5,657,646
65,261	Hansen Natural Corp.*	5,814,103
		27,188,137
	Coffee—3.2%
103,449	Green Mountain Coffee Roasters, Inc.*	6,726,254
	Food - Meat Products—5.9%
206,355	Hormel Foods Corp.	6,081,282
270,798	Smithfield Foods, Inc.*	6,190,442
		12,271,724
	Food - Miscellaneous/Diversified—26.9%
324,017	B&G Foods, Inc.	6,875,641
182,927	Cal-Maine Foods, Inc.	6,095,128
231,069	ConAgra Foods, Inc.	5,852,978
120,584	Corn Products International, Inc.	5,848,324
534,788	Dole Food Co., Inc.*	5,658,057
198,199	H.J. Heinz Co.	10,591,754
298,329	Kraft Foods, Inc., Class A	10,495,214
64,568	Ralcorp Holdings, Inc.*	5,219,677
		56,636,773
	Food - Retail—19.7%
166,487	Fresh Market, Inc. (The)*	6,659,480

Number of Shares		Value
	Common Stocks (Continued)
446,562	Kroger Co. (The)	$10,351,307
145,399	Ruddick Corp.	6,355,390
323,445	Safeway, Inc.	6,265,130
90,471	Whole Foods Market, Inc.	6,524,769
835,764	Winn-Dixie Stores, Inc.*	5,298,744
		41,454,820
	Food - Wholesale/Distribution—8.2%
233,385	Fresh Del Monte Produce, Inc.	5,941,982
184,195	Nash Finch Co.	4,848,012
377,082	Spartan Stores, Inc.	6,455,644
		17,245,638
	Retail - Restaurants—8.1%
204,739	Domino's Pizza, Inc.*	6,557,790
112,598	McDonald's Corp.	10,454,725
		17,012,515
	Vitamins & Nutrition Products—5.1%
148,674	Mead Johnson Nutrition Co.	10,682,227
	Total Common Stocks (Cost $217,913,080)	210,297,272
	Money Market Fund—0.1%
164,208	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $164,208)	164,208
	Total Investments (Cost $218,077,288)—100.1%	210,461,480
	Liabilities in excess of other assets—(0.1)%	(133,809)
	Net Assets—100.0%	$210,327,671

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Insurance Portfolio (PIC)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Life/Health Insurance	38.9
Property/Casualty Insurance	24.0
Multi-line Insurance	23.5
Reinsurance	8.3
Investment Management/Advisor Services	2.9
Insurance Brokers	2.4
Money Market Fund	1.0
Liabilities in excess of other assets	(1.0)

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Insurance Brokers—2.4%
5,450	Willis Group Holdings PLC (Ireland)	$197,889
	Investment Management/Advisor Services—2.9%
17,386	National Financial Partners Corp.*	237,666
	Life/Health Insurance—38.9%
10,732	Aflac, Inc.	483,906
21,705	American Equity Investment Life Holding Co.	235,282
34,598	CNO Financial Group, Inc.*	216,237
7,314	FBL Financial Group, Inc., Class A	238,802
19,781	Lincoln National Corp.	376,828
1,376	National Western Life Insurance Co., Class A	197,828
11,610	Protective Life Corp.	215,946
8,020	Prudential Financial, Inc.	434,684
20,129	Symetra Financial Corp.	186,596
5,692	Torchmark Corp.	232,974
16,768	Unum Group	399,749
		3,218,832
	Multi-line Insurance—23.5%
6,113	ACE Ltd.	441,053
15,601	Allstate Corp. (The)	410,930
6,464	American Financial Group, Inc.	231,605
2,812	American National Insurance Co.	200,946
12,126	MetLife, Inc.	426,350
10,790	XL Group PLC (Ireland)	234,575
		1,945,459
	Property/Casualty Insurance—24.0%
9,209	AmTrust Financial Services, Inc.	233,725
6,424	Chubb Corp. (The)	430,729
13,037	Fidelity National Financial, Inc., Class A	201,291
14,320	First American Financial Corp.	171,840
5,551	Mercury General Corp.	240,358
2,972	ProAssurance Corp.	227,507

Number of Shares		Value
	Common Stocks (Continued)
3,456	RLI Corp.	$243,095
6,985	W.R. Berkley Corp.	243,148
		1,991,693
	Reinsurance—8.3%
9,009	Aspen Insurance Holdings Ltd. (Bermuda)	238,648
4,120	Reinsurance Group of America, Inc.	215,188
8,449	Validus Holdings Ltd.	231,165
		685,001
	Total Common Stocks (Cost $8,344,245)	8,276,540
	Money Market Fund—1.0%
83,721	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $83,721)	83,721
	Total Investments (Cost $8,427,966)—101.0%	8,360,261
	Liabilities in excess of other assets—(1.0)%	(82,291)
	Net Assets—100.0%	$8,277,970

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Retail	52.7
Media	12.7
Entertainment	11.0
Lodging	10.2
Internet	7.3
Leisure Time	3.1
Beverages	3.0
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Beverages—3.0%
16,244	Peet's Coffee & Tea, Inc.*	$1,035,068
	Entertainment—11.0%
21,610	Churchill Downs, Inc.	1,038,793
62,112	International Game Technology	1,092,550
24,678	Penn National Gaming, Inc.*	888,408
74,370	Pinnacle Entertainment, Inc.*	841,868
		3,861,619
	Internet—7.3%
32,528	Expedia, Inc.	854,185
3,323	Priceline.com, Inc.*	1,687,154
		2,541,339
	Leisure Time—3.1%
25,487	Life Time Fitness, Inc.*	1,099,254
	Lodging—10.2%
52,165	Ameristar Casinos, Inc.	965,052
30,622	Wyndham Worldwide Corp.	1,031,043
11,914	Wynn Resorts Ltd.	1,582,179
		3,578,274
	Media—12.7%
72,147	CBS Corp., Class B	1,862,114
23,023	Scripps Networks Interactive, Inc., Class A	978,017
36,673	Viacom, Inc., Class B	1,608,111
		4,448,242
	Retail—52.7%
71,014	AFC Enterprises, Inc.*	973,602
29,175	Bob Evans Farms, Inc.	959,857
47,610	Bravo Brio Restaurant Group, Inc.*	925,062
15,175	Buffalo Wild Wings, Inc.*	1,004,889
34,038	Cheesecake Factory, Inc. (The)*	952,724

Number of Shares		Value
	Common Stocks (Continued)
5,594	Chipotle Mexican Grill, Inc.*	$1,880,255
19,893	Darden Restaurants, Inc.	952,477
33,796	Domino's Pizza, Inc.*	1,082,486
29,012	HSN, Inc.	1,034,858
106,395	Krispy Kreme Doughnuts, Inc.*	751,149
18,588	McDonald's Corp.	1,725,896
8,220	Panera Bread Co., Class A*	1,098,932
30,514	Red Robin Gourmet Burgers, Inc.*	764,986
100,527	Sonic Corp.*	744,905
44,710	Starbucks Corp.	1,893,021
31,681	Yum! Brands, Inc.	1,697,151
		18,442,250
	Total Common Stocks (Cost $35,407,189)	35,006,046
	Money Market Fund—0.2%
75,686	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,686)	75,686
	Total Investments (Cost $35,482,875)—100.2%	35,081,732
	Liabilities in excess of other assets—(0.2)%	(68,994)
	Net Assets—100.0%	$35,012,738

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Media Portfolio (PBS)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Multimedia	22.6
Cable/Satellite TV	15.1
Broadcast Services/Program	8.5
Television	8.4
Internet Content - Information/News	5.8
Publishing - Newspapers	5.5
Publishing - Books	5.3
E-Commerce/Services	4.6
E-Marketing/Information	3.1
Commercial Services	2.9
Advertising Agencies	2.9
Retail - Discount	2.9
Diversified Operations/Commercial Services	2.8
Radio	2.7
Advertising Sales	2.5
Internet Incubators	2.3
Printing - Commercial	2.1
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—2.9%
75,273	Omnicom Group, Inc.	$3,348,143
	Advertising Sales—2.5%
262,292	Clear Channel Outdoor Holdings, Inc., Class A*	2,885,212
	Broadcast Services/Program—8.5%
74,608	Discovery Communications, Inc., Class A*	3,242,463
44,307	Liberty Media Corp. - Capital, Class A*	3,403,664
74,460	Scripps Networks Interactive, Inc., Class A	3,163,061
		9,809,188
	Cable/Satellite TV—15.1%
262,770	Comcast Corp., Class A	6,161,957
127,152	DIRECTV, Class A*	5,780,330
85,109	Time Warner Cable, Inc.	5,420,592
		17,362,879
	Commercial Services—2.9%
32,788	Alliance Data Systems Corp.*	3,358,803
	Diversified Operations/Commercial Services—2.8%
156,574	Viad Corp.	3,277,094

Number of Shares		Value
	Common Stocks (Continued)
	E-Commerce/Services—4.6%
92,502	Ancestry.com, Inc.*	$2,106,270
77,573	IAC/InterActiveCorp.*	3,167,306
		5,273,576
	E-Marketing/Information—3.1%
199,336	ValueClick, Inc.*	3,508,313
	Internet Content - Information/News—5.8%
304,256	Dice Holdings, Inc.*	3,097,326
39,527	Linkedin Corp., Class A*	3,553,477
		6,650,803
	Internet Incubators—2.3%
79,136	HomeAway, Inc.*	2,615,445
	Multimedia—22.6%
72,630	McGraw-Hill Cos., Inc. (The)	3,086,775
320,400	News Corp., Class A	5,613,408
180,655	Time Warner, Inc.	6,321,119
118,579	Viacom, Inc., Class B	5,199,689
166,814	Walt Disney Co. (The)	5,818,472
		26,039,463

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Printing - Commercial—2.1%
121,983	Valassis Communications, Inc.*	$2,382,328
	Publishing - Books—5.3%
64,006	John Wiley & Sons, Inc., Class A	3,044,125
114,235	Scholastic Corp.	3,067,210
		6,111,335
	Publishing - Newspapers—5.5%
275,785	Gannett Co., Inc.	3,223,927
403,312	New York Times Co. (The), Class A*	3,073,237
		6,297,164
	Radio—2.7%
1,734,239	Sirius XM Radio, Inc.*	3,104,288
	Retail - Discount—2.9%
93,810	HSN, Inc.	3,346,203
	Television—8.4%
579,215	Belo Corp., Class A	3,672,223
233,273	CBS Corp., Class B	6,020,776
		9,692,999
	Total Common Stocks (Cost $121,328,729)	115,063,236
	Money Market Fund—0.1%
119,620	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $119,620)	119,620
	Total Investments (Cost $121,448,349)—100.1%	115,182,856
	Liabilities in excess of other assets—(0.1)%	(128,285)
	Net Assets—100.0%	$115,054,571

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Networking Portfolio (PXQ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Telecommunications	27.8
Internet	17.7
Software	16.7
Semiconductors	16.1
Computers	11.6
Electrical Components & Equipment	5.5
Electronics	4.6
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Computers—11.6%
607,421	Brocade Communications Systems, Inc.*	$2,660,504
119,135	Fortinet, Inc.*	2,747,253
175,820	NetScout Systems, Inc.*	2,881,690
97,412	Riverbed Technology, Inc.*	2,686,623
		10,976,070
	Electrical Components & Equipment—5.5%
77,092	Belden, Inc.	2,488,530
109,271	Molex, Inc.	2,697,901
		5,186,431
	Electronics—4.6%
91,360	Amphenol Corp., Class A	4,338,686
	Internet—17.7%
160,774	Blue Coat Systems, Inc.*	2,588,461
53,849	F5 Networks, Inc.*	5,597,604
85,013	Sourcefire, Inc.*	2,342,108
248,149	Symantec Corp.*	4,221,014
114,164	Websense, Inc.*	2,036,686
		16,785,873
	Semiconductors—16.1%
74,395	Cavium, Inc.*	2,431,973
77,141	Netlogic Microsystems, Inc.*	3,795,337
380,941	PMC - Sierra, Inc.*	2,415,166
166,819	QLogic Corp.*	2,330,461
83,048	QUALCOMM, Inc.	4,285,277
		15,258,214
	Software—16.7%
73,623	Citrix Systems, Inc.*	5,361,963
70,568	OPNET Technologies, Inc.	3,086,644
95,567	Solarwinds, Inc.*	2,758,064
47,946	VMware, Inc., Class A*	4,686,721
		15,893,392

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunications—27.8%
48,777	Acme Packet, Inc.*	$1,766,215
77,386	ADTRAN, Inc.	2,600,170
215,878	Arris Group, Inc.*	2,322,847
164,841	Calix, Inc.*	1,435,765
131,893	Finisar Corp.*	2,702,488
194,482	Juniper Networks, Inc.*	4,758,975
100,530	Motorola Solutions, Inc.*	4,715,862
81,035	NETGEAR, Inc.*	2,873,501
327,000	Tekelec*	3,211,140
		26,386,963
	Total Common Stocks (Cost $98,259,220)	94,825,629
	Money Market Fund—0.1%
96,041	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $96,041)	96,041
	Total Investments (Cost $98,355,261)—100.1%	94,921,670
	Liabilities in excess of other assets—(0.1)%	(134,182)
	Net Assets—100.0%	$94,787,488

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Oil - Field Services	52.2
Oil & Gas Drilling	23.5
Oil Field Machinery & Equipment	18.8
Transportation - Marine	3.1
Engineering/R&D Services	2.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Engineering/R&D Services—2.4%
213,271	Foster Wheeler AG (Switzerland)*	$4,546,938
	Oil & Gas Drilling—23.5%
124,773	Atwood Oceanics, Inc.*	5,332,798
91,594	Helmerich & Payne, Inc.	4,870,969
1,314,294	Hercules Offshore, Inc.*	4,981,174
510,489	Nabors Industries Ltd. (Bermuda)*	9,357,263
931,690	Parker Drilling Co.*	5,152,246
208,570	Patterson-UTI Energy, Inc.	4,238,142
438,093	Pioneer Drilling Co.*	4,332,740
109,747	Unit Corp.*	5,384,188
		43,649,520
	Oil Field Machinery & Equipment—18.8%
185,307	Cameron International Corp.*	9,105,986
178,125	Complete Production Services, Inc.*	5,842,500
217,002	FMC Technologies, Inc.*	9,726,030
141,781	National Oilwell Varco, Inc.	10,113,239
		34,787,755
	Oil - Field Services—52.2%
159,670	Baker Hughes, Inc.	9,259,263
33,336	CARBO Ceramics, Inc.	4,528,696
46,843	Core Laboratories NV (Netherlands)	5,071,223
217,938	Halliburton Co.	8,142,164
309,974	Helix Energy Solutions Group, Inc.*	5,598,130
224,944	Hornbeck Offshore Services, Inc.*	7,387,161
364,279	Key Energy Services, Inc.*	4,710,128
646,794	Newpark Resources, Inc.*	5,775,870
122,968	Oceaneering International, Inc.	5,143,751
80,741	Oil States International, Inc.*	5,620,381
213,726	RPC, Inc.	3,968,892
120,737	Schlumberger Ltd.	8,870,547
57,058	SEACOR Holdings, Inc.	4,858,489
150,719	Superior Energy Services, Inc.*	4,238,218

Number of Shares		Value
	Common Stocks (Continued)
574,061	Weatherford International Ltd. (Switzerland)*	$8,897,946
916,087	Willbros Group, Inc.*	4,662,883
		96,733,742
	Transportation - Marine—3.1%
139,381	Gulfmark Offshore, Inc., Class A*	5,796,856
	Total Common Stocks (Cost $201,563,154)	185,514,811
	Money Market Fund—0.1%
164,988	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $164,988)	164,988
	Total Investments (Cost $201,728,142)—100.1%	185,679,799
	Liabilities in excess of other assets—(0.1)%	(227,012)
	Net Assets—100.0%	$185,452,787

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Medical - Drugs	51.5
Medical - Biomedical/Genetics	19.3
Medical - Generic Drugs	10.3
Therapeutics	9.8
Medical Products	4.4
Consumer Products - Miscellaneous	2.7
Drug Delivery Systems	2.0
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—2.7%
401,295	Prestige Brands Holdings, Inc.*	$4,245,701
	Drug Delivery Systems—2.0%
710,685	Depomed, Inc.*	3,183,869
	Medical Products—4.4%
75,660	Baxter International, Inc.	4,159,787
91,344	Hospira, Inc.*	2,872,768
		7,032,555
	Medical - Biomedical/Genetics—19.3%
137,815	Amgen, Inc.	7,892,665
44,047	Biogen Idec, Inc.*	5,125,309
70,946	Celgene Corp.*	4,599,429
192,417	Gilead Sciences, Inc.*	8,016,092
285,883	Medicines Co. (The)*	5,351,730
		30,985,225
	Medical - Drugs—51.5%
148,598	Abbott Laboratories	8,004,974
525,220	Akorn, Inc.*	4,721,728
52,043	Allergan, Inc.	4,377,857
259,486	Bristol-Myers Squibb Co.	8,197,163
208,356	Eli Lilly & Co.	7,742,509
132,806	Endo Pharmaceuticals Holdings, Inc.*	4,290,962
122,043	Forest Laboratories, Inc.*	3,819,946
106,864	Jazz Pharmaceuticals, Inc.*	4,163,421
115,940	Johnson & Johnson	7,465,377
108,547	Medicis Pharmaceutical Corp., Class A	4,156,265
233,477	Merck & Co., Inc.	8,054,956
409,261	Pfizer, Inc.	7,882,367
141,336	Salix Pharmaceuticals Ltd.*	4,841,465
550,087	Vivus, Inc.*	5,187,320
		82,906,310

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Generic Drugs—10.3%
211,401	Mylan, Inc.*	$4,137,118
141,495	Par Pharmaceutical Cos., Inc.*	4,329,747
44,343	Perrigo Co.	4,003,286
62,019	Watson Pharmaceuticals, Inc.*	4,165,196
		16,635,347
	Therapeutics—9.8%
146,286	Questcor Pharmaceuticals, Inc.*	5,940,674
489,185	Spectrum Pharmaceuticals, Inc.*	5,425,062
246,067	Warner Chilcott PLC, Class A (Ireland)	4,458,734
		15,824,470
	Total Common Stocks (Cost $166,813,457)	160,813,477
	Money Market Fund—0.0%
70,115	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $70,115)	70,115
	Total Investments (Cost $166,883,572)—100.0%	160,883,592
	Liabilities in excess of other assets—(0.0)%	(31,560)
	Net Assets—100.0%	$160,852,032

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Dynamic Retail Portfolio (PMR)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Food - Retail	20.9
Retail - Apparel/Shoe	15.5
Retail - Regional Deptment Store	8.3
Retail - Discount	7.7
Retail - Drug Store	7.1
Apparel Manufacturers	5.4
Retail - Major Department Store	4.9
E-Marketing/Information	3.6
Home Furnishings	3.5
Retail - Miscellaneous/Diversified	3.3
Retail - Gardening Products	2.9
Retail - Automobile	2.9
Rental Auto/Equipment	2.9
Retail - Perfume & Cosmetics	2.9
Food - Wholesale/Distribution	2.9
Retail - Sporting Goods	2.8
Distribution/Wholesale	2.5
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel Manufacturers—5.4%
21,258	Coach, Inc.	$1,383,258
	Distribution/Wholesale—2.5%
34,926	Beacon Roofing Supply, Inc.*	643,686
	E-Marketing/Information—3.6%
28,158	Liquidity Services, Inc.*	916,825
	Food - Retail—20.9%
19,137	Fresh Market, Inc. (The)*	765,480
51,327	Kroger Co. (The)	1,189,760
16,714	Ruddick Corp.	730,569
37,176	Safeway, Inc.	720,099
19,059	Whole Foods Market, Inc.	1,374,535
96,061	Winn-Dixie Stores, Inc.*	609,027
		5,389,470
	Food - Wholesale/Distribution—2.9%
43,342	Spartan Stores, Inc.	742,015
	Home Furnishings—3.5%
42,990	Select Comfort Corp.*	892,902

Number of Shares		Value
	Common Stocks (Continued)
	Rental Auto/Equipment—2.9%
53,269	Avis Budget Group, Inc.*	$751,093
	Retail - Apparel/Shoe—15.5%
25,717	Cato Corp. (The), Class A	659,127
31,263	Foot Locker, Inc.	683,409
31,972	Limited Brands, Inc.	1,365,524
8,621	Ross Stores, Inc.	756,320
128,016	Wet Seal, Inc. (The), Class A*	536,387
		4,000,767
	Retail - Automobile—2.9%
16,493	Group 1 Automotive, Inc.	751,421
	Retail - Discount—7.7%
15,077	Costco Wholesale Corp.	1,255,160
9,012	Dollar Tree, Inc.*	720,600
		1,975,760
	Retail - Drug Store—7.1%
616,467	Rite Aid Corp.*	715,102
33,732	Walgreen Co.	1,119,902
		1,835,004

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Gardening Products—2.9%
10,700	Tractor Supply Co.	$759,058
	Retail - Major Department Store—4.9%
21,293	TJX Cos., Inc. (The)	1,254,797
	Retail - Miscellaneous/Diversified—3.3%
11,008	PriceSmart, Inc.	837,048
	Retail - Perfume & Cosmetics—2.9%
38,670	Sally Beauty Holdings, Inc.*	742,077
	Retail - Regional Deptment Store—8.3%
13,955	Dillard's, Inc., Class A	719,101
46,751	Macy's, Inc.	1,427,308
		2,146,409
	Retail - Sporting Goods—2.8%
17,368	Hibbett Sports, Inc.*	715,388
	Total Common Stocks (Cost $23,855,311)	25,736,978
	Money Market Fund—0.3%
88,960	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,960)	88,960
	Total Investments (Cost $23,944,271)—100.3%	25,825,938
	Liabilities in excess of other assets—(0.3)%	(85,203)
	Net Assets—100.0%	$25,740,735

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio (PSI)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Semiconductor Equipment	36.6
Electronic Components - Semiconductors	30.3
Semiconductor Components - Integrated Circuits	21.7
Lasers-Systems/Components	4.8
Instruments - Scientific	3.2
Computers - Memory Devices	1.8
Wireless Equipment	1.6
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Computers - Memory Devices—1.8%
38,972	Spansion, Inc., Class A*	$401,022
	Electronic Components - Semiconductors—30.3%
27,942	Altera Corp.	1,059,561
20,184	CEVA, Inc.*	627,117
43,665	Fairchild Semiconductor International, Inc.*	653,665
51,304	Intel Corp.	1,259,000
49,441	IXYS Corp.*	675,858
81,551	LSI Corp.*	509,694
27,899	Volterra Semiconductor Corp.*	661,206
33,541	Xilinx, Inc.	1,122,282
		6,568,383
	Instruments - Scientific—3.2%
17,664	FEI Co.*	702,321
	Lasers-Systems/Components—4.8%
13,694	Cymer, Inc.*	595,004
36,010	Electro Scientific Industries, Inc.*	442,563
		1,037,567
	Semiconductor Components - Integrated Circuits—21.7%
31,324	Analog Devices, Inc.	1,145,519
61,403	Atmel Corp.*	648,415
34,599	Cypress Semiconductor Corp.	661,187
45,280	Maxim Integrated Products, Inc.	1,184,525
20,725	QUALCOMM, Inc.	1,069,410
		4,709,056
	Semiconductor Equipment—36.6%
91,706	Applied Materials, Inc.	1,129,818
61,677	Brooks Automation, Inc.	644,525
77,703	Entegris, Inc.*	696,219
28,595	KLA-Tencor Corp.	1,346,539
63,753	Kulicke & Soffa Industries, Inc.*	615,216

Number of Shares		Value
	Common Stocks (Continued)
23,796	MKS Instruments, Inc.	$633,925
20,169	Novellus Systems, Inc.*	696,839
83,262	Photronics, Inc.*	522,053
46,726	Teradyne, Inc.*	669,116
26,020	Ultratech, Inc.*	567,236
15,543	Veeco Instruments, Inc.*	414,843
		7,936,329
	Wireless Equipment—1.6%
7,979	InterDigital, Inc.	346,687
	Total Common Stocks (Cost $22,506,945)	21,701,365
	Money Market Fund—0.4%
93,128	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,128)	93,128
	Total Investments (Cost $22,600,073)—100.4%	21,794,493
	Liabilities in excess of other assets—(0.4)%	(92,730)
	Net Assets—100.0%	$21,701,763

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Software Portfolio (PSJ)

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2011 (Unaudited)

Enterprise Software/Services	23.8
Medical Information Systems	13.6
Entertainment Software	13.1
Applications Software	9.7
Data Processing/Management	8.0
Computers - Integrated Systems	5.4
Internet Security	4.5
Electronic Design Automation	3.0
Communications Software	3.0
Telecommunication Services	3.0
Computer Services	2.9
Internet Application Software	2.6
Transactional Software	2.5
Computer Aided Design	2.5
Semiconductor Equipment	2.4
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Applications Software—9.7%
38,932	NetSuite, Inc.*	$1,480,973
120,731	Nuance Communications, Inc.*	3,196,957
		4,677,930
	Communications Software—3.0%
49,588	Solarwinds, Inc.*	1,431,110
	Computer Aided Design—2.5%
68,602	Aspen Technology, Inc.*	1,189,559
	Computer Services—2.9%
33,059	Manhattan Associates, Inc.*	1,400,049
	Computers - Integrated Systems—5.4%
43,336	Teradata Corp.*	2,585,426
	Data Processing/Management—8.0%
34,424	CommVault Systems, Inc.*	1,465,774
44,869	Fair Isaac Corp.	1,227,167
31,051	Pegasystems, Inc.	1,173,417
		3,866,358
	Electronic Design Automation—3.0%
129,702	Cadence Design Systems, Inc.*	1,435,801

Number of Shares		Value
	Common Stocks (Continued)
	Enterprise Software/Services—23.8%
53,302	BMC Software, Inc.*	$1,852,778
50,652	Informatica Corp.*	2,304,666
46,464	JDA Software Group, Inc.*	1,480,808
10,025	MicroStrategy, Inc., Class A*	1,320,994
36,615	OPNET Technologies, Inc.	1,601,540
85,030	PROS Holdings, Inc.*	1,348,576
48,955	Tyler Technologies, Inc.*	1,545,509
		11,454,871
	Entertainment Software—13.1%
186,983	Activision Blizzard, Inc.	2,503,703
98,101	Electronic Arts, Inc.*	2,290,658
95,236	Take-Two Interactive Software, Inc.*	1,502,824
		6,297,185
	Internet Application Software—2.6%
129,410	S1 Corp.*	1,259,159
	Internet Security—4.5%
128,765	Symantec Corp.*	2,190,292
	Medical Information Systems—13.6%
66,423	Allscripts Healthcare Solutions, Inc.*	1,272,000
32,439	Cerner Corp.*	2,057,606
17,457	Computer Programs & Systems, Inc.	891,529

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
74,175	Medidata Solutions, Inc.*	$1,333,667
25,922	Quality Systems, Inc.	1,008,625
		6,563,427
	Semiconductor Equipment—2.4%
83,548	Tessera Technologies, Inc.*	1,150,456
	Telecommunication Services—3.0%
157,381	Premiere Global Services, Inc.*	1,425,872
	Transactional Software—2.5%
39,184	ACI Worldwide, Inc.*	1,201,773
	Total Common Stocks (Cost $45,618,619)	48,129,268
	Money Market Fund—0.2%
89,948	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,948)	89,948
	Total Investments (Cost $45,708,567)—100.2%	48,219,216
	Liabilities in excess of other assets—(0.2)%	(106,180)
	Net Assets—100.0%	$48,113,036

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
ASSETS:
Investments, at value	$12,833,572	$158,580,049	$24,956,067	$73,232,094	$210,461,480	$8,360,261	$35,081,732
Cash	58	114	64	73	7,341	7,145	71
Receivables:
Expense waivers	11,226	3,014	9,601	7,064	—	10,481	8,528
Dividends	8	12	8,152	35,380	88,607	3,934	26,935
Investments sold	—	1,035,806	—	34,578	—	—	—
Shares sold	—	—	—	—	—	—	937,118
Total Assets	12,844,864	159,618,995	24,973,884	73,309,189	210,557,428	8,381,821	36,054,384
LIABILITIES:
Payables:
Shares repurchased	—	1,035,844	—	—	—	—	—
Investments purchased	—	—	—	—	—	—	936,395
Expenses recapture	—	—	—	—	6,040	—	—
Accrued advisory fees	5,101	64,950	9,964	27,807	92,530	3,293	14,410
Accrued expenses	135,633	167,338	95,522	102,278	131,187	100,558	90,841
Total Liabilities	140,734	1,268,132	105,486	130,085	229,757	103,851	1,041,646
NET ASSETS	$12,704,130	$158,350,863	$24,868,398	$73,179,104	$210,327,671	$8,277,970	$35,012,738
NET ASSETS CONSIST OF:
Shares of beneficial interest	$65,792,949	$281,021,444	$41,342,875	$100,525,890	$236,316,067	$20,477,733	$48,847,319
Undistributed net investment income (loss)	24,655	(126,871)	53,731	(37,950)	1,122,060	11,112	378,567
Undistributed net realized gain (loss)	(53,044,572)	(134,205,068)	(16,286,353)	(24,863,349)	(19,494,648)	(12,143,170)	(13,812,005)
Net unrealized appreciation (depreciation)	(68,902)	11,661,358	(241,855)	(2,445,487)	(7,615,808)	(67,705)	(401,143)
Net Assets	$12,704,130	$158,350,863	$24,868,398	$73,179,104	$210,327,671	$8,277,970	$35,012,738
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,150,000	7,800,000	2,150,000	3,150,000	11,050,000	550,000	1,900,000
Net asset value	$11.05	$20.30	$11.57	$23.23	$19.03	$15.05	$18.43
Shares price	$11.05	$20.31	$11.56	$23.22	$19.05	$15.07	$18.47
Investments, at cost	$12,902,474	$146,918,691	$25,197,922	$75,677,581	$218,077,288	$8,427,966	$35,482,875

See Notes to Financial Statements.

24

	PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
ASSETS:
Investments, at value	$115,182,856	$94,921,670	$185,679,799	$160,883,592	$25,825,938	$21,794,493	$48,219,216
Cash	78	76	105	4,003	56	56	72
Receivables:
Expense waivers	3,076	4,094	1,758	—	8,595	9,650	7,856
Dividends	23,157	6,972	17,770	171,240	3	5	6
Investments sold	—	—	3,250,926	—	—	—	—
Shares sold	—	—	—	3,988,067	—	—	—
Total Assets	115,209,167	94,932,812	188,950,358	165,046,902	25,834,592	21,804,204	48,227,150
LIABILITIES:
Payables:
Shares repurchased	—	—	3,251,202	—	—	—	—
Investments purchased	—	—	—	3,984,875	—	—	—
Expenses recapture	—	—	—	802	—	—	—
Accrued advisory fees	47,509	39,293	71,200	67,142	10,128	8,298	19,411
Accrued expenses	107,087	106,031	175,169	142,051	83,729	94,143	94,703
Total Liabilities	154,596	145,324	3,497,571	4,194,870	93,857	102,441	114,114
NET ASSETS	$115,054,571	$94,787,488	$185,452,787	$160,852,032	$25,740,735	$21,701,763	$48,113,036
NET ASSETS CONSIST OF:
Shares of beneficial interest	$143,229,960	$114,702,720	$346,604,349	$180,894,802	$37,143,063	$70,072,632	$64,978,729
Undistributed net investment income (loss)	137,239	63,455	(161,654)	(11,364)	(171,558)	41,350	(107,869)
Undistributed net realized gain (loss)	(22,047,135)	(16,545,096)	(144,941,565)	(14,031,426)	(13,112,437)	(47,606,639)	(19,268,473)
Net unrealized appreciation (depreciation)	(6,265,493)	(3,433,591)	(16,048,343)	(5,999,980)	1,881,667	(805,580)	2,510,649
Net Assets	$115,054,571	$94,787,488	$185,452,787	$160,852,032	$25,740,735	$21,701,763	$48,113,036
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,650,000	3,800,000	9,000,000	6,050,000	1,200,000	1,500,000	1,950,000
Net asset value	$13.30	$24.94	$20.61	$26.59	$21.45	$14.47	$24.67
Shares price	$13.32	$25.00	$20.63	$26.64	$21.52	$14.51	$24.71
Investments, at cost	$121,448,349	$98,355,261	$201,728,142	$166,883,572	$23,944,271	$22,600,073	$45,708,567

25

Statements of Operations

Six Months Ended October 31, 2011 (Unaudited)

	PowerShares Dynamic Banking Portfolio (PJB)	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Insurance Portfolio (PIC)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
INVESTMENT INCOME:
Dividend income	$127,939	$388,811	$118,679	$592,904	$2,093,208	$70,211	$299,101
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	127,939	388,811	118,679	592,904	2,093,208	70,211	299,101
EXPENSES:
Advisory fees	34,111	473,121	72,985	212,970	610,516	21,068	139,476
Accounting & administration fees	34,342	34,342	34,342	34,342	34,342	34,342	34,342
Professional fees	15,466	20,353	16,009	16,515	17,195	15,330	16,402
Printing	10,812	20,893	3,667	7,375	6,549	4,589	4,127
Custodian & transfer agent fees	4,728	8,832	8,022	7,865	8,665	4,755	5,152
Listing fee and expenses	3,860	3,860	3,860	3,860	3,860	3,860	3,860
Sub-licensing	3,410	28,388	4,379	12,778	36,631	1,264	8,369
Trustees fees	2,942	5,184	3,336	4,549	3,666	2,815	3,628
Recapture (See Note 3)	—	4,951	—	—	47,936	—	—
Other expenses	1,338	3,189	1,573	4,025	1,885	1,293	1,625
Total Expenses	111,009	603,113	148,173	304,279	771,245	89,316	216,981
Less Waiver	(66,671)	(6,983)	(56,207)	(33,776)	(1,994)	(62,771)	(41,241)
Net Expenses	44,338	596,130	91,966	270,503	769,251	26,545	175,740
Net Investment Income (Loss)	83,601	(207,319)	26,713	322,401	1,323,957	43,666	123,361
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,626,822)	(12,181,030)	(2,027,021)	(2,917,426)	(4,602,539)	(542,890)	(2,810,334)
In-kind redemptions	(944,045)	14,180,517	2,122,021	11,919,859	4,898,305	466,681	3,032,361
Net realized gain (loss)	(2,570,867)	1,999,487	95,000	9,002,433	295,766	(76,209)	222,027
Net change in unrealized appreciation (depreciation) on investments	286,167	(31,374,902)	(6,975,216)	(26,490,261)	(17,272,349)	(1,063,318)	(6,567,202)
Net realized and unrealized gain (loss)	(2,284,700)	(29,375,415)	(6,880,216)	(17,487,828)	(16,976,583)	(1,139,527)	(6,345,175)
Net increase (decrease) in net assets resulting from operations	$(2,201,099)	$(29,582,734)	$(6,853,503)	$(17,165,427)	$(15,652,626)	$(1,095,861)	$(6,221,814)

See Notes to Financial Statements.

26

	PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)
INVESTMENT INCOME:
Dividend income	$844,648	$193,278	$581,968	$1,081,201	$150,873	$142,898	$79,793
Foreign withholding tax	—	—	(4,007)	—	—	—	—
Total Income	844,648	193,278	577,961	1,081,201	150,873	142,898	79,793
EXPENSES:
Advisory fees	346,814	326,451	549,124	387,205	58,875	73,459	154,188
Accounting & administration fees	34,342	34,342	34,342	34,342	34,342	34,342	34,342
Professional fees	17,768	16,372	19,235	16,585	15,183	15,637	16,623
Printing	6,179	3,459	17,651	10,061	1,783	4,230	5,299
Custodian & transfer agent fees	6,785	9,159	10,271	4,980	4,753	5,370	4,891
Listing fee and expenses	3,860	3,860	3,860	3,860	3,860	3,860	3,860
Sub-licensing	20,809	19,587	32,948	23,232	3,532	4,407	9,252
Trustees fees	5,068	5,858	7,682	3,732	2,863	3,368	3,835
Recapture (See Note 3)	588	2,165	16,344	11,194	—	—	—
Other expenses	2,295	1,463	2,915	1,712	1,248	1,346	1,783
Total Expenses	444,508	422,716	694,372	496,903	126,439	146,019	234,073
Less Waiver	(7,522)	(11,387)	(2,475)	(9,028)	(52,257)	(53,462)	(39,796)
Net Expenses	436,986	411,329	691,897	487,875	74,182	92,557	194,277
Net Investment Income (Loss)	407,662	(218,051)	(113,936)	593,326	76,691	50,341	(114,484)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,934,762)	(10,215,761)	(8,361,603)	(2,665,850)	(2,760,057)	(3,141,592)	(1,069,954)
In-kind redemptions	6,789,120	4,043,779	32,347,471	12,021,309	(659,463)	2,892,128	(210,628)
Net realized gain (loss)	854,358	(6,171,982)	23,985,868	9,355,459	(3,419,520)	(249,464)	(1,280,582)
Net change in unrealized appreciation (depreciation) on investments	(25,813,990)	(21,591,910)	(86,925,076)	(15,784,811)	460,441	(7,890,239)	(9,207,408)
Net realized and unrealized gain (loss)	(24,959,632)	(27,763,892)	(62,939,208)	(6,429,352)	(2,959,079)	(8,139,703)	(10,487,990)
Net increase (decrease) in net assets resulting from operations	$(24,551,970)	$(27,981,943)	$(63,053,144)	$(5,836,026)	$(2,882,388)	$(8,089,362)	$(10,602,474)

27

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio (PJB)		PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$83,601	$376,391	$(207,319)	$(435,530)	$26,713	$2,158,195
Net realized gain (loss)	(2,570,867)	518,199	1,999,487	10,256,141	95,000	2,616,902
Net change in unrealized appreciation (depreciation)	286,167	(3,847,300)	(31,374,902)	19,153,819	(6,975,216)	(3,168,649)
Net increase (decrease) in net assets resulting from operations	(2,201,099)	(2,952,710)	(29,582,734)	28,974,430	(6,853,503)	1,606,448
Undistributed net investment income (loss) included in the price of units issued and redeemed	27,624	(30,629)	89,833	9,394	56,637	97,010
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(220,570)	(237,874)	—	—	(24,854)	(2,169,779)
Return of capital	—	—	—	—	—	(404,914)
Total distributions to shareholders	(220,570)	(237,874)	—	—	(24,854)	(2,574,693)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,419,065	32,063,583	43,233,959	74,034,028	14,118,695	38,196,035
Value of shares repurchased	(10,413,266)	(34,156,888)	(72,853,529)	(99,845,800)	(22,576,129)	(47,137,974)
Net income (loss) equalization	(27,624)	30,629	(89,833)	(9,394)	(56,637)	(97,010)
Net increase (decrease) in net assets resulting from shares transactions	(5,021,825)	(2,062,676)	(29,709,403)	(25,821,166)	(8,514,071)	(9,038,949)
Increase (Decrease) in Net Assets	(7,415,870)	(5,283,889)	(59,202,304)	3,162,658	(15,335,791)	(9,910,184)
NET ASSETS:
Beginning of period	20,120,000	25,403,889	217,553,167	214,390,509	40,204,189	50,114,373
End of period	$12,704,130	$20,120,000	$158,350,863	$217,553,167	$24,868,398	$40,204,189
Undistributed net investment income (loss) at end of period	$24,655	$134,000	$(126,871)	$(9,385)	$53,731	$(4,765)
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	2,450,000	2,000,000	3,850,000	1,100,000	2,950,000
Shares repurchased	(900,000)	(2,700,000)	(3,600,000)	(5,350,000)	(1,800,000)	(3,700,000)
Shares outstanding, beginning of period	1,550,000	1,800,000	9,400,000	10,900,000	2,850,000	3,600,000
Shares outstanding, end of period	1,150,000	1,550,000	7,800,000	9,400,000	2,150,000	2,850,000

See Notes to Financial Statements.

28

	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Insurance Portfolio (PIC)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$322,401	$416,215	$1,323,957	$1,283,898	$43,666	$408,667
Net realized gain (loss)	9,002,433	14,780,556	295,766	19,030,299	(76,209)	2,267,831
Net change in unrealized appreciation (depreciation)	(26,490,261)	16,596,744	(17,272,349)	1,766,666	(1,063,318)	(753,033)
Net increase (decrease) in net assets resulting from operations	(17,165,427)	31,793,515	(15,652,626)	22,080,863	(1,095,861)	1,923,465
Undistributed net investment income (loss) included in the price of units issued and redeemed	(28,096)	(6,807)	602,843	95,051	—	17,420
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(486,380)	(381,171)	(1,016,755)	(1,251,575)	(78,056)	(389,896)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(486,380)	(381,171)	(1,016,755)	(1,251,575)	(78,056)	(389,896)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	44,811,725	99,574,499	355,933,251	126,890,276	3,204,206	16,161,395
Value of shares repurchased	(72,956,280)	(71,993,971)	(220,817,360)	(128,633,086)	(3,204,206)	(26,834,729)
Net income (loss) equalization	28,096	6,807	(602,843)	(95,051)	—	(17,420)
Net increase (decrease) in net assets resulting from shares transactions	(28,116,459)	27,587,335	134,513,048	(1,837,861)	—	(10,690,754)
Increase (Decrease) in Net Assets	(45,796,362)	58,992,872	118,446,510	19,086,478	(1,173,917)	(9,139,765)
NET ASSETS:
Beginning of period	118,975,466	59,982,594	91,881,161	72,794,683	9,451,887	18,591,652
End of period	$73,179,104	$118,975,466	$210,327,671	$91,881,161	$8,277,970	$9,451,887
Undistributed net investment income (loss) at end of period	$(37,950)	$154,125	$1,122,060	$212,015	$11,112	$45,502
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,850,000	4,500,000	18,000,000	7,500,000	200,000	1,050,000
Shares repurchased	(3,000,000)	(3,450,000)	(11,600,000)	(7,400,000)	(200,000)	(1,700,000)
Shares outstanding, beginning of period	4,300,000	3,250,000	4,650,000	4,550,000	550,000	1,200,000
Shares outstanding, end of period	3,150,000	4,300,000	11,050,000	4,650,000	550,000	550,000

29

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)		PowerShares Dynamic Networking Portfolio (PXQ)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$123,361	$545,932	$407,662	$564,932	$(218,051)	$(369,344)
Net realized gain (loss)	222,027	7,400,979	854,358	5,575,262	(6,171,982)	20,101,332
Net change in unrealized appreciation (depreciation)	(6,567,202)	(97,341)	(25,813,990)	3,373,815	(21,591,910)	10,562,510
Net increase (decrease) in net assets resulting from operations	(6,221,814)	7,849,570	(24,551,970)	9,514,009	(27,981,943)	30,294,498
Undistributed net investment income (loss) included in the price of units issued and redeemed	358,302	181,536	85,020	(54,203)	286,079	58,770
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(168,308)	(501,284)	(510,145)	(407,112)	—	—
Return of capital	—	—	—	—	—	(461,519)
Total distributions to shareholders	(168,308)	(501,284)	(510,145)	(407,112)	—	(461,519)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	40,190,188	68,818,149	46,036,747	128,723,685	12,656,738	188,768,082
Value of shares repurchased	(59,720,479)	(78,027,663)	(62,801,550)	(106,824,157)	(62,178,791)	(93,746,582)
Net income (loss) equalization	(358,302)	(181,536)	(85,020)	54,203	(286,079)	(58,770)
Net increase (decrease) in net assets resulting from shares transactions	(19,888,593)	(9,391,050)	(16,849,823)	21,953,731	(49,808,132)	94,962,730
Increase (Decrease) in Net Assets	(25,920,413)	(1,861,228)	(41,826,918)	31,006,425	(77,503,996)	124,854,479
NET ASSETS:
Beginning of period	60,933,151	62,794,379	156,881,489	125,875,064	172,291,484	47,437,005
End of period	$35,012,738	$60,933,151	$115,054,571	$156,881,489	$94,787,488	$172,291,484
Undistributed net investment income (loss) at end of period	$378,567	$65,212	$137,239	$154,702	$63,455	$(4,573)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,050,000	3,950,000	3,200,000	9,250,000	450,000	7,550,000
Shares repurchased	(3,300,000)	(4,600,000)	(4,600,000)	(8,400,000)	(2,550,000)	(3,900,000)
Shares outstanding, beginning of period	3,150,000	3,800,000	10,050,000	9,200,000	5,900,000	2,250,000
Shares outstanding, end of period	1,900,000	3,150,000	8,650,000	10,050,000	3,800,000	5,900,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)		PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$(113,936)	$673,342	$593,326	$558,048	$76,691	$125,087
Net realized gain (loss)	23,985,868	32,839,598	9,355,459	10,420,419	(3,419,520)	(942,596)
Net change in unrealized appreciation (depreciation)	(86,925,076)	46,256,386	(15,784,811)	10,464,256	460,441	2,278,984
Net increase (decrease) in net assets resulting from operations	(63,053,144)	79,769,326	(5,836,026)	21,442,723	(2,882,388)	1,461,475
Undistributed net investment income (loss) included in the price of units issued and redeemed	(37,004)	93,367	(138,077)	(28,877)	(161,071)	93,007
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(682,880)	(633,633)	(420,073)	(91,930)	(139,474)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	(682,880)	(633,633)	(420,073)	(91,930)	(139,474)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	118,632,933	202,997,550	192,428,362	49,850,080	87,061,322	21,841,312
Value of shares repurchased	(180,099,099)	(142,469,635)	(112,713,123)	(40,928,257)	(71,476,504)	(34,305,896)
Net income (loss) equalization	37,004	(93,367)	138,077	28,877	161,071	(93,007)
Net increase (decrease) in net assets resulting from shares transactions	(61,429,162)	60,434,548	79,853,316	8,950,700	15,745,889	(12,557,591)
Increase (Decrease) in Net Assets	(124,519,310)	139,614,361	73,245,580	29,944,473	12,610,500	(11,142,583)
NET ASSETS:
Beginning of period	309,972,097	170,357,736	87,606,452	57,661,979	13,130,235	24,272,818
End of period	$185,452,787	$309,972,097	$160,852,032	$87,606,452	$25,740,735	$13,130,235
Undistributed net investment income (loss) at end of period	$(161,654)	$(10,714)	$(11,364)	$167,020	$(171,558)	$4,752
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,550,000	9,300,000	7,200,000	2,300,000	4,100,000	1,150,000
Shares repurchased	(8,300,000)	(7,000,000)	(4,500,000)	(1,900,000)	(3,500,000)	(1,850,000)
Shares outstanding, beginning of period	11,750,000	9,450,000	3,350,000	2,950,000	600,000	1,300,000
Shares outstanding, end of period	9,000,000	11,750,000	6,050,000	3,350,000	1,200,000	600,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
OPERATIONS:
Net investment income (loss)	$50,341	$13,739	$(114,484)	$(184,944)
Net realized gain (loss)	(249,464)	2,978,522	(1,280,582)	9,064,219
Net change in unrealized appreciation (depreciation)	(7,890,239)	4,860,820	(9,207,408)	3,438,040
Net increase (decrease) in net assets resulting from operations	(8,089,362)	7,853,081	(10,602,474)	12,317,315
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,712)	270	11,721	30,155
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,131)	—	—
Return of capital	—	(55,929)	—	—
Total distributions to shareholders	—	(71,060)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,203,560	39,421,025	28,692,895	72,699,105
Value of shares repurchased	(40,161,336)	(33,027,565)	(53,751,208)	(68,868,869)
Net income (loss) equalization	3,712	(270)	(11,721)	(30,155)
Net increase (decrease) in net assets resulting from shares transactions	(12,954,064)	6,393,190	(25,070,034)	3,800,081
Increase (Decrease) in Net Assets	(21,047,138)	14,175,481	(35,660,787)	16,147,551
NET ASSETS:
Beginning of period	42,748,901	28,573,420	83,773,823	67,626,272
End of period	$21,701,763	$42,748,901	$48,113,036	$83,773,823
Undistributed net investment income (loss) at end of period	$41,350	$(5,279)	$(107,869)	$(5,106)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	2,500,000	1,200,000	3,050,000
Shares repurchased	(2,450,000)	(2,150,000)	(2,300,000)	(3,000,000)
Shares outstanding, beginning of period	2,350,000	2,000,000	3,050,000	3,000,000
Shares outstanding, end of period	1,500,000	2,350,000	1,950,000	3,050,000

See Notes to Financial Statements.

32

Financial Highlights

PowerShares Dynamic Banking Portfolio (PJB)

	Six Months Ended October 31, 2011	Year Ended April 30,					For the Period October 12, 2006* Through
	(Unaudited)	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.98	$14.11	$12.46		$19.57	$23.68	$25.17
Net investment income**	0.07	0.20	0.24		0.46	0.52	0.22
Net realized and unrealized gain (loss) on investments	(1.81)	(1.19)	1.89		(7.04)	(4.22)	(1.49)
Total from investment operations	(1.74)	(0.99)	2.13		(6.58)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.19)	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
Return of capital	—	—	(0.00	)(a)	—	—	—
Total distributions	(0.19)	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
Net asset value at end of period	$11.05	$12.98	$14.11		$12.46	$19.57	$23.68
Share price at end of period***	$11.05	$12.98	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:****	(13.47)%	(6.98)%	17.91%		(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(13.47)%	(6.99)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,704	$20,120	$25,404		$74,774	$107,648	$4,736
Ratio to average net assets of:
Expenses, after Waivers^	0.65%†	0.65%	0.65%		0.65%	0.66%	0.76%†
Expenses, prior to Waivers^	1.63%†	1.17%	1.07%		0.72%	0.78%	1.88%†
Net investment income, after Waivers^	1.23%†	1.49%	2.12%		2.82%	2.71%	1.58%†
Portfolio turnover rate ††	82%	114%	84%		93%	111%	57%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.02)	$(0.00	)(a)	$(0.01)	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.14	$19.67	$12.90		$17.77	$19.30	$17.24
Net investment income (loss)**	(0.02)	(0.05)	0.06	†††	(0.06)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.82)	3.52	6.79		(4.81)	(1.42)	2.16
Total from investment operations	(2.84)	3.47	6.85		(4.87)	(1.53)	2.06
Distributions to shareholders from:
Net investment income	—	—	(0.06)		—	—	—
Return of capital	—	—	(0.02)		—	—	—
Total distributions	—	—	(0.08)		—	—	—
Net asset value at end of period	$20.30	$23.14	$19.67		$12.90	$17.77	$19.30
Share price at end of period***	$20.31	$23.18	$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN:****	(12.27)%	17.64%	53.19%		(27.41)%	(7.93)%	11.95%
SHARE PRICE TOTAL RETURN****	(12.38)%	17.78%	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$158,351	$217,553	$214,391		$139,297	$199,000	$258,616
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.63%†	0.65%	0.61%		0.62%	0.62%	0.66%
Net investment income (loss), after Waivers^	(0.22)%†	(0.23)%	0.36	%†††	(0.38)%	(0.57)%	(0.56)%
Portfolio turnover rate ††	29%	81%	80%		93%	91%	82%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$(0.01)		$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$13.92		$10.92		$17.25	$18.70	$18.15
Net investment income*	0.01	0.68	†††	0.01		0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	(2.54)	0.29	>	3.01		(6.33)	(1.45)	0.53
Total from investment operations	(2.53)	0.97		3.02		(6.31)	(1.43)	0.55
Distributions to shareholders from:
Net investment income	(0.01)	(0.66)		(0.02)		(0.02)	(0.02)	0.00 (a)
Return of capital	—	(0.12)		—		—	—	—
Total distributions	(0.01)	(0.78)		(0.02)		(0.02)	(0.02)	0.00
Net asset value at end of period	$11.57	$14.11		$13.92		$10.92	$17.25	$18.70
Share price at end of period**	$11.56	$14.09		$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN:***	(17.92)%	7.49%		27.65%		(36.61)%	(7.66)%	3.06%
SHARE PRICE TOTAL RETURN***	(17.87)%	7.34%		27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$24,868	$40,204		$50,114		$49,142	$15,523	$18,699
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	1.02%†	0.91%		0.76%		1.06%	1.18%	1.65%
Net investment income (loss), after Waivers^	0.18%†	5.25	%†††	0.07%		0.19%	0.09%	0.15%
Portfolio turnover rate ††	42%	75%		59%		50%	75%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$0.03		$(0.00	)(a)	$0.05	$(0.02)	$0.01

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2011	Year Ended April 30
	(Unaudited)	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.67	$18.46		$13.17		$26.69	$21.29	$18.63
Net investment income*	0.09	0.12		0.10		0.06	0.05	0.09
Net realized and unrealized gain (loss) on investments	(4.39)	9.21		5.27		(13.50)	5.41	2.63
Total from investment operations	(4.30)	9.33		5.37		(13.44)	5.46	2.72
Distributions to shareholders from:
Net investment income	(0.14)	(0.12)		(0.07)		(0.08)	(0.06)	(0.06)
Return of capital	—	—		(0.01)		—	0.00 (a)	—
Total distributions	(0.14)	(0.12)		(0.08)		(0.08)	(0.06)	(0.06)
Net asset value at end of period	$23.23	$27.67		$18.46		$13.17	$26.69	$21.29
Share price at end of period**	$23.22	$27.65		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:***	(15.52)%	50.80%		40.87%		(50.42)%	25.69%	14.66%
SHARE PRICE TOTAL RETURN***	(15.50)%	50.69%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$73,179	$118,975		$59,983		$51,344	$138,802	$123,488
Ratio to average net assets of:
Expenses, after Waivers^	0.64%†	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.71%†	0.76%		0.76%		0.69%	0.65%	0.74%
Net investment income, after Waivers^	0.76%†	0.57%		0.62%		0.30%	0.23%	0.47%
Portfolio turnover rate ††	45%	57%		68%		68%	39%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.76	$16.00	$12.73	$16.73	$17.53	$15.17
Net investment income*	0.11	0.24	0.20	0.25	0.18	0.39
Net realized and unrealized gain (loss) on investments	(0.77)	3.73	3.33	(4.08)	(0.42)	2.14
Total from investment operations	(0.66)	3.97	3.53	(3.83)	(0.24)	2.53
Distributions to shareholders from:
Net investment income	(0.07)	(0.21)	(0.26)	(0.17)	(0.40)	(0.17)
Return of capital	—	—	—	—	(0.16)	—
Total distributions	(0.07)	(0.21)	(0.26)	(0.17)	(0.56)	(0.17)
Net asset value at end of period	$19.03	$19.76	$16.00	$12.73	$16.73	$17.53
Share price at end of period**	$19.05	$19.81	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:***	(3.33)%	24.99%	28.08%	(22.99)%	(1.40)%	16.79%
SHARE PRICE TOTAL RETURN***	(3.47)%	25.23%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$210,328	$91,881	$72,795	$86,592	$87,013	$33,314
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers^	0.59%†	0.71%	0.74%	0.71%	0.88%	1.15%
Net investment income, after Waivers^	1.08%†	1.39%	1.41%	1.80%	1.11%	2.42%
Portfolio turnover rate ††	72%	73%	65%	65%	64%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.05	$0.02	$(0.06)	$0.04	$0.07	$0.02

PowerShares Dynamic Insurance Portfolio (PIC)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.19	$15.49	$11.66	$16.20	$18.84		$17.31
Net investment income*	0.08	0.38	0.16	0.15	0.27	†††	0.15
Net realized and unrealized gain (loss) on investments	(2.08)	1.66	3.86	(4.54)	(2.61)		1.51
Total from investment operations	(2.00)	2.04	4.02	(4.39)	(2.34)		1.66
Distributions to shareholders from:
Net investment income	(0.14)	(0.34)	(0.19)	(0.15)	(0.30)		(0.13)
Net asset value at end of period	$15.05	$17.19	$15.49	$11.66	$16.20		$18.84
Share price at end of period**	$15.07	$17.19	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN:***	(11.64)%	13.38%	34.85%	(27.26)%	(12.56)%		9.62%
SHARE PRICE TOTAL RETURN***	(11.53)%	13.31%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$8,278	$9,452	$18,592	$26,809	$34,012		$58,401
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers^	2.11%†	1.36%	1.23%	0.98%	0.82%		0.96%
Net investment income, after Waivers^	1.04%†	2.39%	1.20%	1.13%	1.54	%†††	0.87%
Portfolio turnover rate ††	54%	66%	72%	52%	82%		40%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$—	$0.02	$0.01	$(0.01)	$(0.03)		$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.34	$16.52	$10.65	$15.11	$18.32	$16.29
Net investment income*	0.04	0.16	0.05	0.10	0.12	0.07
Net realized and unrealized gain (loss) on investments	(0.90)	2.81	5.88	(4.46)	(2.75)	2.05
Total from investment operations	(0.86)	2.97	5.93	(4.36)	(2.63)	2.12
Distributions to shareholders from:
Net investment income	(0.05)	(0.15)	(0.06)	(0.10)	(0.19)	(0.08)
Return of capital	—	—	—	—	(0.39)	(0.01)
Total distributions	(0.05)	(0.15)	(0.06)	(0.10)	(0.58)	(0.09)
Net asset value at end of period	$18.43	$19.34	$16.52	$10.65	$15.11	$18.32
Share price at end of period**	$18.47	$19.34	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:***	(4.42)%	18.03%	55.81%	(28.91)%	(14.58)%	13.02%
SHARE PRICE TOTAL RETURN***	(4.21)%	17.89%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$35,013	$60,933	$62,794	$12,776	$15,115	$49,472
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers^	0.78%†	0.78%	1.06%	1.65%	0.95%	1.07%
Net investment income, after Waivers^	0.44%†	0.92%	0.41%	0.96%	0.70%	0.42%
Portfolio turnover rate ††	57%	58%	68%	50%	58%	35%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.12	$0.05	$(0.44)	$(0.04)	$(0.16)	$0.01

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.61	$13.68	$8.25		$13.44	$16.48	$14.44
Net investment income*	0.04	0.07	0.06		0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments	(2.30)	1.93	5.42		(5.18)	(2.82)	2.04
Total from investment operations	(2.26)	2.00	5.48		(5.13)	(2.76)	2.08
Distributions to shareholders from:
Net investment income	(0.05)	(0.07)	(0.05)		(0.04)	(0.06)	(0.04)
Return of capital	—	—	(0.00	)(a)	(0.02)	(0.22)	—
Total distributions	(0.05)	(0.07)	(0.05)		(0.06)	(0.28)	(0.04)
Net asset value at end of period	$13.30	$15.61	$13.68		$8.25	$13.44	$16.48
Share price at end of period**	$13.32	$15.61	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:***	(14.49)%	14.68%	66.55%		(38.30)%	(16.91)%	14.42%
SHARE PRICE TOTAL RETURN***	(14.36)%	14.51%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$115,055	$156,881	$125,875		$8,254	$30,923	$31,305
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%		0.63%	0.63%	0.64%
Expenses, prior to Waivers^	0.64%†	0.69%	0.77%		1.22%	0.85%	1.24%
Net investment income, after Waivers^	0.59%†	0.57%	0.51%		0.52%	0.36%	0.25%
Portfolio turnover rate ††	50%	53%	50%		69%	62%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$(0.01)	$(0.12)		$0.05	$(0.04)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.20	$21.08	$13.56	$16.04	$18.68	$17.38
Net investment income (loss)*	(0.04)	(0.10)	(0.09)	(0.06)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(4.22)	8.33	7.61	(2.42)	(2.55)	1.39
Total from investment operations	(4.26)	8.23	7.52	(2.48)	(2.64)	1.30
Distributions to shareholders from:
Return of capital	—	(0.11)	—	—	—	—
Net asset value at end of period	$24.94	$29.20	$21.08	$13.56	$16.04	$18.68
Share price at end of period**	$25.00	$29.20	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:***	(14.59)%	39.08%	55.46%	(15.46)%	(14.13)%	7.48%
SHARE PRICE TOTAL RETURN***	(14.38)%	38.89%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$94,787	$172,291	$47,437	$16,276	$12,831	$18,677
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers^	0.64%†	0.70%	0.95%	1.92%	1.25%	1.24%
Net investment income (loss), after Waivers^	(0.33)%†	(0.38)%	(0.50)%	(0.49)%	(0.51)%	(0.54)%
Portfolio turnover rate ††	52%	61%	29%	23%	17%	62%
Undistributed net investment income included in price of units issued and redeemed*#	$0.06	$0.02	$0.02	$0.11	$0.01	$0.03

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.38		$18.03	$13.09		$29.23	$22.70	$21.41
Net investment income (loss)*	(0.01)		0.07	0.04		0.06	(0.02)	0.00 (a)
Net realized and unrealized gain (loss) on investments	(5.76)		8.36	4.98		(16.16)	6.55	1.29
Total from investment operations	(5.77)		8.43	5.02		(16.10)	6.53	1.29
Distributions to shareholders from:
Net investment income	—		(0.08)	(0.06)		(0.04)	—	—
Return of capital	—		—	(0.02)		—	—	—
Total distributions	—		(0.08)	(0.08)		(0.04)	—	—
Net asset value at end of period	$20.61		$26.38	$18.03		$13.09	$29.23	$22.70
Share price at end of period**	$20.63		$26.38	$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN:***	(21.87)%		46.84%	38.41%		(55.04)%	28.77%	6.03%
SHARE PRICE TOTAL RETURN***	(21.80)%		46.93%	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$185,453		$309,972	$170,358		$155,716	$379,939	$272,456
Ratio to average net assets of:
Expenses, after Waivers^	0.63	%†	0.63%	0.63%		0.62%	0.62%	0.63%
Expenses, prior to Waivers^	0.62	%†	0.64%	0.63%		0.61%	0.60%	0.65%
Net investment income (loss), after Waivers^	(0.10	)%†	0.36%	0.24%		0.29%	(0.06)%	0.02%
Portfolio turnover rate ††	38%		39%	56%		48%	67%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.01	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009'	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.15	$19.55	$13.91	$17.20	$19.61	$16.54
Net investment income*	0.10	0.17	0.14	0.15	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.46	6.56	5.76	(3.32)	(2.45)	3.08
Total from investment operations	0.56	6.73	5.90	(3.17)	(2.35)	3.16
Distributions to shareholders from:
Net investment income	(0.12)	(0.13)	(0.26)	(0.12)	(0.06)	(0.08)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.12)	(0.13)	(0.26)	(0.12)	(0.06)	(0.09)
Net asset value at end of period	$26.59	$26.15	$19.55	$13.91	$17.20	$19.61
Share price at end of period**	$26.64	$26.17	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:***	2.14%	34.55%	42.69%	(18.52)%	(11.99)%	19.20%
SHARE PRICE TOTAL RETURN***	2.25%	34.73%	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$160,852	$87,606	$57,662	$104,349	$106,615	$82,345
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.63%†	0.76%	0.74%	0.66%	0.69%	0.80%
Net investment income, after Waivers^	0.77%†	0.78%	0.83%	0.95%	0.52%	0.43%
Portfolio turnover rate ††	16%	9%	35%	31%	45%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.02)	$(0.01)	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.88	$18.67	$14.64	$15.99	$20.02	$18.29
Net investment income*	0.07	0.18	0.06	0.05	0.04	0.07
Net realized and unrealized gain (loss) on investments	(0.35)	3.21	4.08	(1.36)	(3.92)	1.71
Total from investment operations	(0.28)	3.39	4.14	(1.31)	(3.88)	1.78
Distributions to shareholders from:
Net investment income	(0.15)	(0.18)	(0.11)	(0.04)	(0.10)	(0.05)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	(0.15)	(0.18)	(0.11)	(0.04)	(0.15)	(0.05)
Net asset value at end of period	$21.45	$21.88	$18.67	$14.64	$15.99	$20.02
Share price at end of period**	$21.52	$21.90	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN:***	(1.24)%	18.35%	28.49%	(8.11)%	(19.41)%	9.72%
SHARE PRICE TOTAL RETURN***	(1.01)%	18.39%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$25,741	$13,130	$24,273	$77,607	$14,391	$24,029
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers^	1.07%†	1.63%	0.89%	1.08%	1.46%	1.41%
Net investment income, after Waivers^	0.65%†	1.01%	0.44%	0.45%	0.22%	0.35%
Portfolio turnover rate ††	137%	102%	52%	53%	198%	73%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.15	$0.13	$0.10	$(0.17)	$(0.07)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.19	$14.29	$10.39		$16.32	$19.05	$20.18
Net investment income (loss)*	0.03	0.01	0.05		0.04	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.75)	3.92	3.91		(5.92)	(2.72)	(1.09)
Total from investment operations	(3.72)	3.93	3.96		(5.88)	(2.73)	(1.13)
Distribution to shareholder from:
Net investment income	—	(0.01)	(0.06)		(0.05)	—	—
Return of capital	—	(0.02)	(0.00	)(a)	—	—	—
Total distributions	—	(0.03)	(0.06)		(0.05)	—	—
Net asset value at end of period	$14.47	$18.19	$14.29		$10.39	$16.32	$19.05
Share price at end of period**	$14.51	$18.20	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:***	(20.45)%	27.57%	38.16%		(36.01)%	(14.33)%	(5.60)%
SHARE PRICE TOTAL RETURN***	(20.27)%	27.64%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$21,702	$42,749	$28,573		$36,373	$75,056	$161,886
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.75%†	0.97%	0.90%		0.82%	0.67%	0.78%
Net investment income (loss), after Waivers^	0.34%†	0.04%	0.39%		0.32%	(0.04)%	(0.23)%
Portfolio turnover rate ††	31%	64%	68%		65%	56%	51%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$0.00 (a)	$(0.01)		$(0.01)	$0.02	$(0.01)

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2011	Year Ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.47	$22.54	$15.37	$17.53	$20.39	$18.44
Net investment income (loss)*	(0.05)	(0.07)	(0.07)	(0.06)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.75)	5.00	7.24	(2.10)	(2.76)	2.05
Total from investment operations	(2.80)	4.93	7.17	(2.16)	(2.86)	1.95
Net asset value at end of period	$24.67	$27.47	$22.54	$15.37	$17.53	$20.39
Share price at end of period**	$24.71	$27.48	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:***	(10.19)%	21.87%	46.65%	(12.32)%	(14.03)%	10.57%
SHARE PRICE TOTAL RETURN***	(10.08)%	21.86%	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$48,113	$83,774	$67,626	$36,896	$35,055	$71,369
Ratio to average net assets of:
Expenses, after Waivers^	0.63%†	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers^	0.76%†	0.77%	0.75%	0.97%	0.78%	0.83%
Net investment income (loss), after Waivers^	(0.37)%†	(0.29)%	(0.38)%	(0.42)%	(0.49)%	(0.51)%
Portfolio turnover rate ††	70%	46%	33%	53%	64%	59%
Undistributed net investment income included in price of units issued and redeemed*#	$0.00 (a)	$0.01	$0.00 (a)	$0.02	$0.05	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

^  Prior to the fiscal year ended April 30, 2011, expense recapture was netted with expense waivers on the Statements of Operations.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2011, the Trust offered fifty-eight portfolios. This report consists of the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio (PJB)	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio (PKB)	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio (PBJ)	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Insurance Portfolio (PIC)	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio (PBS)	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio (PXQ)	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio (PMR)	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio (PSI)	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio (PSJ)	"Dynamic Software Portfolio"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants the Shares are not individually redeemable securities of the Funds.

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed respectively from its respective Underlying Index, even if that security generally is underperforming.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it was diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members who are not "interested persons" of the Trust or Invesco PowerShares Capital Management LLC ("the Adviser") (the "Independent Trustees"), expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14	10/31/14
Dynamic Banking Portfolio	$379,045	$57,990	$123,729	$130,655	$66,671
Dynamic Biotechnology & Genome Portfolio	68,235	12,163	11,574	37,515	6,983
Dynamic Building & Construction Portfolio	292,569	52,110	70,891	113,361	56,207
Dynamic Energy Exploration & Production Portfolio	250,853	48,257	76,454	92,366	33,776
Dynamic Food & Beverage Portfolio	154,553	10,105	66,759	75,695	1,994
Dynamic Insurance Portfolio	350,778	51,462	112,112	124,433	62,771
Dynamic Leisure and Entertainment Portfolio	282,292	56,312	94,760	89,979	41,241
Dynamic Media Portfolio	198,962	57,156	71,141	63,143	7,522
Dynamic Networking Portfolio	228,047	53,997	90,723	71,940	11,387
Dynamic Oil & Gas Services Portfolio	16,305	—	—	13,829	2,476
Dynamic Pharmaceuticals Portfolio	196,296	22,242	73,868	91,158	9,028
Dynamic Retail Portfolio	325,328	55,618	93,665	123,788	52,257
Dynamic Semiconductors Portfolio	310,077	50,949	92,100	113,566	53,462
Dynamic Software Portfolio	246,370	48,987	69,200	88,387	39,796

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use it Underlying Index pursuant to Trust's sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2011, the securities in each Fund were valued based on Level 1 inputs (see Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

With respect to each Fund, during the six-month period ended October 31, 2011, there were no significant transfers between investment levels.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2013*	2014	2015	2016	2017	2018	2019	Total**
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$3,909,850	$50,213,573
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	12,898,182	133,334,333
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	6,653,613	15,504,095
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,471,013	1,120,243	33,756,005
Dynamic Food & Beverage Portfolio***	—	—	239,185	1,260,041	7,585,250	10,245,302	—	19,329,778
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	3,738,972	878,569	11,995,621
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	12,617,039
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	22,625,043
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	730,670	6,605,772
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,028,926	35,877,910	168,523,963
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	1,618,918	21,846,329

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	2013*	2014	2015	2016	2017	2018	2019	Total**
Dynamic Retail Portfolio	$—	$—	$937,070	$1,908,967	$2,427,604	$1,816,180	$2,176,015	$9,265,836
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	46,651,971
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	17,944,176

*  Capital loss carryforward amount will expire on November 30, 2013.

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

***  During the year ended April 30, 2011, the Dynamic Food & Beverage Portfolio utilized capital loss carryforward of $2,160,087 to offset realized gains.

Note 6. Investment Transactions

For the six-month period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$11,594,036	$11,881,404
Dynamic Biotechnology & Genome Portfolio	55,023,778	56,625,379
Dynamic Building & Construction Portfolio	13,764,921	12,592,155
Dynamic Energy Exploration & Production Portfolio	39,750,243	40,317,280
Dynamic Food & Beverage Portfolio	169,287,596	166,283,559
Dynamic Insurance Portfolio	4,754,016	4,628,769
Dynamic Leisure and Entertainment Portfolio	31,563,435	31,949,394
Dynamic Media Portfolio	70,506,756	69,982,969
Dynamic Networking Portfolio	68,763,820	70,101,726
Dynamic Oil & Gas Services Portfolio	87,158,067	87,901,726
Dynamic Pharmaceuticals Portfolio	23,715,859	23,321,654
Dynamic Retail Portfolio	31,477,075	32,307,325
Dynamic Semiconductors Portfolio	9,241,374	9,134,022
Dynamic Software Portfolio	44,506,716	45,154,912

For the six-month period ended October 31, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$5,476,904	$10,318,119
Dynamic Biotechnology & Genome Portfolio	45,454,362	73,494,303
Dynamic Building & Construction Portfolio	13,414,917	23,030,403
Dynamic Energy Exploration & Production Portfolio	44,728,445	72,555,511
Dynamic Food & Beverage Portfolio	352,951,190	220,507,807
Dynamic Insurance Portfolio	3,788,062	3,948,123
Dynamic Leisure and Entertainment Portfolio	40,759,137	59,946,696

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

	Securities Received	Securities Delivered
Dynamic Media Portfolio	$45,391,632	$62,770,936
Dynamic Networking Portfolio	14,375,348	62,819,872
Dynamic Oil & Gas Services Portfolio	119,895,699	180,539,304
Dynamic Pharmaceuticals Portfolio	191,866,732	112,648,500
Dynamic Retail Portfolio	88,893,775	72,499,642
Dynamic Semiconductors Portfolio	28,216,641	41,228,544
Dynamic Software Portfolio	29,846,626	54,404,269

Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

At October 31, 2011, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$12,924,420	$(90,848)	$483,616	$(574,464)
Dynamic Biotechnology & Genome Portfolio	147,659,418	10,920,631	20,451,089	(9,530,458)
Dynamic Building & Construction Portfolio	26,023,820	(1,067,753)	1,645,422	(2,713,175)
Dynamic Energy Exploration & Production Portfolio	75,787,358	(2,555,264)	2,787,532	(5,342,796)
Dynamic Food & Beverage Portfolio	218,178,854	(7,717,374)	7,249,205	(14,966,579)
Dynamic Insurance Portfolio	8,429,826	(69,565)	549,964	(619,529)
Dynamic Leisure and Entertainment Portfolio	35,569,487	(487,755)	1,704,746	(2,192,501)
Dynamic Media Portfolio	121,724,799	(6,541,943)	2,649,179	(9,191,122)
Dynamic Networking Portfolio	98,865,298	(3,943,628)	6,547,506	(10,491,134)
Dynamic Oil & Gas Services Portfolio	202,131,612	(16,451,813)	4,951,522	(21,403,335)
Dynamic Pharmaceuticals Portfolio	167,222,099	(6,338,507)	6,829,886	(13,168,393)
Dynamic Retail Portfolio	23,945,369	1,880,569	2,154,398	(273,829)
Dynamic Semiconductors Portfolio	22,623,569	(829,076)	1,210,143	(2,039,219)
Dynamic Software Portfolio	45,752,282	2,466,934	4,686,947	(2,220,013)

Note 7. Trustees' Fees

The Fund compensates each Independent Trustee. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2011 (Unaudited)

PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Transaction in capital share for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

50

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800)983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800)983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-SAR-7

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2012

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	January 6, 2012